UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2009

Date of reporting period:	9/30/2009

Item 1.	Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.1%
COMMON STOCKS — 48.4%

Aerospace & Defense — 1.3%
Boeing Co.	79,000	$4,277,850
General Dynamics Corp.	43,700	2,823,020
Goodrich Corp.	13,700	744,458
Honeywell International, Inc.	80,912	3,005,881
L-3 Communications Holdings, Inc.	13,200	1,060,224
Lockheed Martin Corp.	35,500	2,771,840
Northrop Grumman Corp.	35,162	1,819,633
Precision Castparts Corp.	14,500	1,477,115
Raytheon Co.	42,800	2,053,116
Rockwell Collins, Inc.	16,600	843,280
United Technologies Corp.	102,500	6,245,325

		27,121,742

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	18,800	1,085,700
Expeditors International of Washington, Inc.	22,700	797,905
FedEx Corp.	33,900	2,549,958
United Parcel Service, Inc. (Class B Stock)(a)	108,200	6,110,054

		10,543,617

Airlines
Southwest Airlines Co.	79,300	761,280

Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The)(b)	25,600	435,968
Johnson Controls, Inc.	66,600	1,702,296

		2,138,264

Automobiles — 0.1%
Ford Motor Co.(a)(b)	347,685	2,506,809
Harley-Davidson, Inc.	25,000	575,000

		3,081,809

Beverages — 1.3%
Brown-Forman Corp. (Class B Stock)	11,900	573,818
Coca-Cola Co. (The)	249,500	13,398,150
Coca-Cola Enterprises, Inc.	35,100	751,491
Constellation Brands, Inc. (Class A Stock)(b)	19,400	293,910
Dr. Pepper Snapple Group, Inc.(b)	27,800	799,250
Molson Coors Brewing Co. (Class B Stock)	15,900	774,012
Pepsi Bottling Group, Inc.	15,000	546,600
PepsiCo, Inc.	169,330	9,932,898

		27,070,129

Biotechnology — 0.9%
Amgen, Inc.(b)	110,120	6,632,527
Biogen Idec, Inc.(b)	32,490	1,641,395
Celgene Corp.(b)	50,100	2,800,590
Cephalon, Inc.(a)(b)	8,600	500,864
Genzyme Corp.(a)(b)	29,600	1,679,208
Gilead Sciences, Inc.(b)	98,600	4,592,788

		17,847,372

Building Products
Masco Corp.	43,100	556,852

Capital Markets — 1.5%
Ameriprise Financial, Inc.	28,720	1,043,398
Bank of New York Mellon Corp. (The)	130,058	3,770,381
Charles Schwab Corp. (The)	102,150	1,956,173
E*Trade Financial Corp.(b)	93,000	162,750
Federated Investors, Inc. (Class B Stock)	10,800	284,796
Franklin Resources, Inc.(a)	16,400	1,649,840
Goldman Sachs Group, Inc. (The)	55,500	10,231,425
Invesco Ltd.	48,300	1,099,308
Janus Capital Group, Inc.(a)	18,600	263,748
Legg Mason, Inc.	17,800	552,334
Morgan Stanley	146,980	4,538,742
Northern Trust Corp.	26,200	1,523,792
State Street Corp.	53,700	2,824,620

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

T. Rowe Price Group, Inc.	27,800	1,270,460

		31,171,767

Chemicals — 1.0%
Air Products & Chemicals, Inc.,	22,800	1,768,824
Airgas, Inc.	7,200	348,264
CF Industries Holdings, Inc.,	5,700	491,511
Dow Chemical Co. (The)	120,831	3,150,064
E.I. du Pont de Nemours & Co.,	98,320	3,160,005
Eastman Chemical Co.	7,800	417,612
Ecolab, Inc.	22,800	1,054,044
FMC Corp.	8,100	455,625
International Flavors & Fragrances, Inc.	9,600	364,128
Monsanto Co.	58,794	4,550,656
PPG Industries, Inc.	18,200	1,059,422
Praxair, Inc.	33,400	2,728,446
Sigma-Aldrich Corp.(a)	14,100	761,118

		20,309,719

Commercial Banks — 1.4%
BB&T Corp.(a)	72,500	1,974,900
Comerica, Inc.	19,200	569,664
Fifth Third Bancorp	89,021	901,783
First Horizon National Corp.(a)(b)	26,484	350,383
Huntington Bancshares, Inc.	64,436	303,494
KeyCorp	92,300	599,950
M&T Bank Corp.(a)	9,000	560,880
Marshall & Ilsley Corp.	35,200	284,064
PNC Financial Services Corp.(a)	50,033	2,431,103
Regions Financial Corp.	129,603	804,835
SunTrust Banks, Inc.	57,100	1,287,605
U.S. Bancorp	206,385	4,511,576
Wells Fargo & Co.(a)	507,564	14,303,154
Zions Bancorporation(a)	13,550	243,493

		29,126,884

Commercial Services & Supplies — 0.3%
Avery Dennison Corp.	14,200	511,342
Cintas Corp.	14,600	442,526
Iron Mountain, Inc.(a)(b)	20,800	554,528
Matsuda Sangyo Co. Ltd. (Japan)	30	494
Pitney Bowes, Inc.(a)	20,700	514,395
Republic Services, Inc. (Class A Stock)	35,065	931,677
RR Donnelley & Sons Co.	21,400	454,964
Stericycle, Inc.(a)(b)	8,800	426,360
Waste Management, Inc.(a)	54,942	1,638,370

		5,474,656

Communications Equipment — 1.3%
Ciena Corp.(b)	10,142	165,112
Cisco Systems, Inc.(b)	630,300	14,837,262
Harris Corp.	14,200	533,920
JDS Uniphase Corp.(b)	21,475	152,687
Juniper Networks, Inc.(a)(b)	58,000	1,567,160
Motorola, Inc.	248,425	2,133,971
QUALCOMM, Inc.	180,000	8,096,400
Tellabs, Inc.(b)	45,800	316,936

		27,803,448

Computers & Peripherals — 2.8%
Apple, Inc.(b)	97,500	18,073,575
Dell, Inc.(b)	189,100	2,885,666
EMC Corp.(b)	218,950	3,730,908
Hewlett-Packard Co.	259,848	12,267,424
International Business Machines Corp.	143,800	17,199,918
Lexmark International, Inc. (Class A Stock)(b)	9,833	211,803
NetApp, Inc.(a)(b)	34,700	925,796
QLogic Corp.(b)	15,600	268,320
SanDisk Corp.(b)	24,500	531,650
Sun Microsystems, Inc.(b)	79,275	720,610
Teradata Corp.(b)	19,300	531,136
Western Digital Corp.(b)	26,400	964,392

		58,311,198

Construction & Engineering — 0.1%
Fluor Corp.	19,100	971,235

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Jacobs Engineering Group, Inc.(a)(b)	12,700	583,565
Quanta Services, Inc.(b)	20,100	444,813

		1,999,613

Construction Materials
Vulcan Materials Co.(a)	13,400	724,538

Consumer Finance — 0.4%
American Express Co.(a)	129,100	4,376,490
Capital One Financial Corp.	49,161	1,756,523
Discover Financial Services	60,540	982,564
SLM Corp.(b)	60,200	524,944

		7,640,521

Containers & Packaging — 0.1%
Ball Corp.	10,100	496,920
Bemis Co., Inc.	11,300	292,783
Owens-Illinois, Inc.(b)	17,500	645,750
Pactiv Corp.(b)	15,100	393,355
Sealed Air Corp.	17,100	335,673

		2,164,481

Distributors
Genuine Parts Co.	17,700	673,662

Diversified Consumer Services — 0.1%
Apollo Group, Inc. (Class A Stock)(b)	12,700	935,609
DeVry, Inc.	6,300	348,516
H&R Block, Inc.	35,600	654,328

		1,938,453

Diversified Financial Services — 2.2%
Bank of America Corp.	944,721	15,984,679
Citigroup, Inc.	1,417,458	6,860,497
CME Group, Inc. (Class A Stock)	7,240	2,231,295
IntercontinentalExchange, Inc.(b)	8,800	855,272
JPMorgan Chase & Co.	427,845	18,748,168
Leucadia National Corp.(a)(b)	19,700	486,984
Moody’s Corp.(a)	23,600	482,856
Nasdaq OMX Group, Inc. (The)(b)	16,600	349,430
NYSE Euronext	30,500	881,145

		46,880,326

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	645,668	17,439,493
CenturyTel, Inc.	35,407	1,189,675
Frontier Communications Corp.	32,100	242,034
Qwest Communications International, Inc.(a)	174,057	663,157
Verizon Communications Group, Inc.	310,976	9,413,244
Windstream Corp.	54,357	550,636

		29,498,239

Electric Utilities — 1.0%
Allegheny Energy, Inc.	16,800	445,536
American Electric Power Co., Inc.	51,860	1,607,141
Duke Energy Corp.(a)	137,724	2,167,776
Edison International	36,400	1,222,312
Entergy Corp.	20,900	1,669,074
Exelon Corp.	71,674	3,556,464
FirstEnergy Corp.	32,601	1,490,518
FPL Group, Inc.	44,500	2,457,735
Northeast Utilities	18,200	432,068
Pepco Holdings, Inc.	23,800	354,144
Pinnacle West Capital Corp.	9,600	315,072
PPL Corp.	42,200	1,280,348
Progress Energy, Inc.(a)	29,683	1,159,418
Southern Co. (The)	84,500	2,676,115

		20,833,721

Electrical Equipment — 0.2%
Emerson Electric Co.	81,700	3,274,536
Rockwell Automation, Inc.	15,300	651,780

		3,926,316

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(a)(b)	39,414	1,096,892
Amphenol Corp. (Class A Stock)	18,700	704,616
Corning, Inc.	169,000	2,587,390

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

FLIR Systems, Inc.(a)(b)	18,500	517,445
Jabil Circuit, Inc.	23,600	316,476
Molex, Inc.	15,000	313,200

		5,536,019

Energy Equipment & Services — 0.9%
Baker Hughes, Inc.(a)	33,650	1,435,509
BJ Services Co.	27,000	524,610
Cameron International Corp.(b)	23,800	900,116
Diamond Offshore Drilling, Inc.(a)	8,000	764,160
ENSCO International, Inc.	15,500	659,370
FMC Technologies, Inc.(b)	13,500	705,240
Halliburton Co.	98,500	2,671,320
Nabors Industries Ltd. (Bermuda)(b)	27,200	568,480
National Oilwell Varco, Inc.(b)	45,500	1,962,415
Rowan Cos., Inc.	13,200	304,524
Schlumberger Ltd.	130,100	7,753,960
Smith International, Inc.	21,600	619,920

		18,869,624

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	48,400	2,732,664
CVS Caremark Corp.	158,348	5,659,358
Kroger Co. (The)	71,446	1,474,645
Safeway, Inc.	45,400	895,288
SUPERVALU, Inc.	22,310	335,989
SYSCO Corp.	64,200	1,595,370
Walgreen Co.	108,100	4,050,507
Wal-Mart Stores, Inc.	237,700	11,668,693
Whole Foods Market, Inc.(a)(b)	16,200	493,938

		28,906,452

Food Products — 0.8%
Archer-Daniels-Midland Co.	71,126	2,078,302
Campbell Soup Co.	23,600	769,832
ConAgra Foods, Inc.	49,800	1,079,664
Dean Foods Co.(b)	20,800	370,032
General Mills, Inc.	36,300	2,336,994
H.J. Heinz Co.	34,300	1,363,425
Hershey Co. (The)	17,600	683,936
Hormel Foods Corp.	8,600	305,472
J.M. Smucker Co. (The)	12,500	662,625
Kellogg Co.	27,100	1,334,133
Kraft Foods, Inc. (Class A Stock)	160,153	4,207,219
McCormick & Co., Inc.	15,800	536,252
Sara Lee Corp.	75,800	844,412
Tyson Foods, Inc. (Class A Stock)	29,600	373,848

		16,946,146

Gas Utilities — 0.1%
EQT Corp.,	13,700	583,620
Nicor, Inc.	4,700	171,973
Questar Corp.	20,300	762,468

		1,518,061

Healthcare Equipment & Supplies — 1.0%
Baxter International, Inc.	65,800	3,751,258
Becton Dickinson and Co.	26,100	1,820,475
Boston Scientific Corp.(b)	160,467	1,699,345
C.R. Bard, Inc.	11,500	904,015
Carefusion Corp.(b)	18,875	411,475
Densply International, Inc.	16,200	559,548
Hospira, Inc.(b)	18,760	836,696
Intuitive Surgical, Inc.(a)(b)	4,100	1,075,225
Medtronic, Inc.	121,600	4,474,880
St. Jude Medical, Inc.(b)	36,000	1,404,360
Stryker Corp.(a)	27,000	1,226,610
Varian Medical Systems, Inc.(a)(b)	13,100	551,903
Zimmer Holdings, Inc.(b)	23,000	1,229,350

		19,945,140

Healthcare Providers & Services — 1.0%
Aetna, Inc.	48,900	1,360,887
AmerisourceBergen Corp. (Class A Stock)	33,700	754,206
Cardinal Health, Inc.	37,750	1,011,700
CIGNA Corp.(a)	28,400	797,756

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Coventry Health Care, Inc.(b)	17,050	340,318
DaVita, Inc.(b)	10,600	600,384
Express Scripts, Inc.(b)	28,300	2,195,514
Humana, Inc.(a)(b)	19,300	719,890
Laboratory Corp. of America Holdings(a)(b)	11,400	748,980
McKesson Corp.	30,130	1,794,242
Medco Health Solutions, Inc.(b)	52,498	2,903,664
Patterson Cos., Inc.(a)(b)	7,000	190,750
Quest Diagnostics, Inc.	17,300	902,887
Tenet Healthcare Corp.(b)	44,600	262,248
UnitedHealth Group, Inc.	129,400	3,240,176
WellPoint, Inc.(b)	52,700	2,495,872

		20,319,474

Healthcare Technology
IMS Health, Inc.	22,200	340,770

Hotels, Restaurants & Leisure — 0.7%
Carnival Corp.	48,800	1,624,064
Darden Restaurants, Inc.,	13,950	476,114
International Game Technology	28,200	605,736
Marriott International, Inc. (Class A Stock)	29,843	823,368
McDonald’s Corp.	120,000	6,848,400
Starbucks Corp.(b)	79,300	1,637,545
Starwood Hotels & Resorts Worldwide, Inc.(a)	22,200	733,266
Wyndham Worldwide Corp.	21,520	351,206
Wynn Resorts Ltd.(b)	6,700	474,963
Yum! Brands, Inc.(a)	50,200	1,694,752

		15,269,414

Household Durables — 0.2%
Black & Decker Corp.	6,900	319,401
D.R. Horton, Inc.(a)	31,100	354,851
Fortune Brands, Inc.	16,600	713,468
Harman International Industries, Inc.	6,400	216,832
KB Home	8,200	136,202
Leggett & Platt, Inc.	18,400	356,960
Lennar Corp. (Class A Stock)	17,200	245,100
Newell Rubbermaid, Inc.	32,914	516,420
Pulte Homes, Inc.(a)	35,522	390,387
Snap-On, Inc.	7,000	243,320
Stanley Works (The)	8,100	345,789
Whirlpool Corp.(a)	7,926	554,503

		4,393,233

Household Products — 1.2%
Clorox Co.	15,200	894,064
Colgate-Palmolive Co.	54,300	4,142,004
Kimberly-Clark Corp.	45,100	2,659,998
Procter & Gamble Co.	318,025	18,420,008

		26,116,074

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)(b)	74,500	1,104,090
Constellation Energy Group, Inc.	24,400	789,828
Dynegy, Inc. (Class A Stock)(b)	61,500	156,825

		2,050,743

Industrial Conglomerates — 1.2%
3M Co.	75,500	5,571,900
General Electric Co.	1,157,800	19,011,076
Textron, Inc.	26,300	499,174

		25,082,150

Insurance — 1.2%
Aflac, Inc.	50,800	2,171,192
Allstate Corp. (The)	58,300	1,785,146
American International Group, Inc.(a)(b)	15,339	676,603
AON Corp.(a)	30,100	1,224,769
Assurant, Inc.	16,000	512,960
Chubb Corp.	38,300	1,930,703
Cincinnati Financial Corp.	19,737	512,965
Genworth Financial, Inc. (Class A Stock)	51,200	611,840
Hartford Financial Services Group, Inc.	41,000	1,086,500
Lincoln National Corp.(a)	32,018	829,586
Loews Corp.	39,275	1,345,169

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Marsh & McLennan Cos., Inc.	56,800	1,404,664
MBIA, Inc.(a)(b)	29,800	231,248
MetLife, Inc.(a)	89,000	3,388,230
Principal Financial Group, Inc.	35,800	980,562
Progressive Corp. (The)(b)	74,100	1,228,578
Torchmark Corp.	10,000	434,300
Travelers Cos., Inc. (The)	63,635	3,132,751
Unum Group(a)	39,010	836,374
XL Capital Ltd. (Class A Stock)	42,200	736,812

		25,060,952

Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(b)	35,000	3,267,600
Expedia, Inc.(a)(b)	23,300	558,035

		3,825,635

Internet Software & Services — 0.9%
Akamai Technologies, Inc.(a)(b)	21,000	413,280
eBay, Inc.(b)	117,500	2,774,175
Google, Inc. (Class A Stock)(b)	26,150	12,966,477
Verisign, Inc.(a)(b)	18,000	426,420
Yahoo!, Inc.(b)	131,000	2,333,110

		18,913,462

IT Services — 0.5%
Affiliated Computer Services, Inc. (Class A Stock)(b)	9,800	530,866
Automatic Data Processing, Inc.	53,400	2,098,620
Cognizant Technology Solutions Corp. (Class A Stock)(b)	32,500	1,256,450
Computer Sciences Corp.(b)	16,400	864,444
Convergys Corp.(b)	12,100	120,274
Fidelity National Information Services, Inc.	21,700	553,567
Fiserv, Inc.(b)	17,000	819,400
Mastercard, Inc. (Class A Stock)	9,700	1,960,855
Paychex, Inc.(a)	33,100	961,555
Total System Services, Inc.	19,096	307,637
Western Union Co. (The)	76,010	1,438,109

		10,911,777

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	20,000	95,600
Hasbro, Inc.	12,200	338,550
Mattel, Inc.	38,251	706,113

		1,140,263

Life Sciences Tools & Services — 0.2%
Life Technologies Corp.(a)(b)	18,201	847,257
Millipore Corp.(a)(b)	6,100	429,013
PerkinElmer, Inc.	9,900	190,476
Thermo Fisher Scientific, Inc.(a)(b)	45,900	2,004,453
Waters Corp.(a)(b)	11,100	620,046

		4,091,245

Machinery — 0.8%
Caterpillar, Inc.(a)	63,700	3,269,721
Cummins, Inc.	22,400	1,003,744
Danaher Corp.	27,700	1,864,764
Deere & Co.	47,700	2,047,284
Dover Corp.	19,800	767,448
Eaton Corp.	18,400	1,041,256
Flowserve Corp.	6,500	640,510
Illinois Tool Works, Inc.	42,700	1,823,717
ITT Corp.,	20,100	1,048,215
PACCAR, Inc.(a)	40,643	1,532,647
Pall Corp.	12,000	387,360
Parker Hannifin Corp.	18,565	962,410

		16,389,076

Media — 1.3%
CBS Corp. (Class B Stock)(a)	73,734	888,495
Comcast Corp. (Class A Stock)	319,590	5,397,875
DIRECTV Group, Inc. (The)(a)(b)	53,000	1,461,740
Gannett Co., Inc.	22,500	281,475
Interpublic Group of Cos., Inc.(a)(b)	49,500	372,240
McGraw-Hill Cos., Inc. (The)	34,600	869,844
Meredith Corp.	4,000	119,760

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

New York Times Co. (The) (Class A Stock)(a)	10,000	81,200
News Corp. (Class A Stock)	250,200	2,999,898
Omnicom Group, Inc.	35,000	1,292,900
Scripps Networks Interactive, Inc. (Class A Stock)	9,600	354,720
Time Warner Cable, Inc.	39,814	1,715,585
Time Warner, Inc.	130,166	3,746,178
Viacom, Inc. (Class B Stock)(b)	65,934	1,848,789
Walt Disney Co. (The),	201,900	5,544,174
Washington Post Co. (The)(Class B Stock)	600	280,848

		27,255,721

Metals & Mining — 0.5%
AK Steel Holding Corp.	11,900	234,787
Alcoa, Inc.	109,440	1,435,853
Allegheny Technologies, Inc.	10,200	356,898
Freeport-McMoRan Copper & Gold, Inc.,	44,794	3,073,316
Newmont Mining Corp.	52,800	2,324,256
Nucor Corp.	34,000	1,598,340
Titanium Metals Corp.(a)	8,000	76,720
United States Steel Corp.(a)	15,600	692,172

		9,792,342

Multiline Retail — 0.4%
Big Lots, Inc.(b)	9,200	230,184
Family Dollar Stores, Inc.	14,300	377,520
J.C. Penney Co., Inc.	27,300	921,375
Kohl’s Corp.(b)	34,100	1,945,405
Macy’s, Inc.	44,874	820,745
Nordstrom, Inc.(a)	14,600	445,884
Sears Holdings Corp.(a)(b)	5,342	348,886
Target Corp.	83,800	3,911,784

		9,001,783

Multi-Utilities — 0.6%
Ameren Corp.	22,100	558,688
CenterPoint Energy, Inc.	41,800	519,574
CMS Energy Corp.(a)	28,800	385,920
Consolidated Edison, Inc.	29,100	1,191,354
Dominion Resources, Inc.	65,732	2,267,754
DTE Energy Co.	19,200	674,688
Integrys Energy Group, Inc.	8,120	291,427
NiSource, Inc.	28,000	388,920
PG&E Corp.	41,100	1,664,139
Public Service Enterprise Group, Inc.	56,400	1,773,216
SCANA Corp.	14,300	499,070
Sempra Energy	27,619	1,375,702
TECO Energy, Inc.	20,500	288,640
Wisconsin Energy Corp.	11,100	501,387
Xcel Energy, Inc.	49,310	948,725

		13,329,204

Office Electronics
Xerox Corp.	97,300	753,102

Oil, Gas & Consumable Fuels — 4.8%
Anadarko Petroleum Corp.(a)	54,254	3,403,353
Apache Corp.	36,414	3,343,898
Cabot Oil & Gas Corp.	11,500	411,125
Chesapeake Energy Corp.	64,300	1,826,120
Chevron Corp.	219,522	15,460,935
ConocoPhillips	161,177	7,278,753
Consol Energy, Inc.	18,600	839,046
Denbury Resources, Inc.(b)	25,500	385,815
Devon Energy Corp.	48,300	3,252,039
El Paso Corp.	75,136	775,404
EOG Resources, Inc.,	27,200	2,271,472
Exxon Mobil Corp.	525,340	36,043,577
Hess Corp.	30,900	1,651,914
Marathon Oil Corp.	76,982	2,455,726
Massey Energy Co.	8,800	245,432
Murphy Oil Corp.	21,500	1,237,755
Noble Energy, Inc.	19,300	1,273,028
Occidental Petroleum Corp.	88,200	6,914,880

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Peabody Energy Corp.	27,900	1,038,438
Pioneer Natural Resources Co.	14,400	522,576
Range Resources Corp.	16,900	834,184
Southwestern Energy Co.(b)	38,000	1,621,840
Spectra Energy Corp.	70,962	1,344,020
Sunoco, Inc.	14,500	412,525
Tesoro Corp.	15,000	224,700
Valero Energy Corp.	62,700	1,215,753
Williams Cos., Inc. (The),	63,600	1,136,532
XTO Energy, Inc.	62,941	2,600,722

		100,021,562

Paper & Forest Products — 0.1%
International Paper Co.	46,973	1,044,210
MeadWestvaco Corp.	20,514	457,667
Weyerhaeuser Co.	23,000	842,950

		2,344,827

Personal Products — 0.1%
Avon Products, Inc.	45,700	1,551,972
Estee Lauder Cos., Inc. (The) (Class A Stock)	12,500	463,500

		2,015,472

Pharmaceuticals — 3.4%
Abbott Laboratories	168,100	8,315,907
Allergan, Inc.	34,300	1,946,868
Bristol-Myers Squibb Co.	220,400	4,963,408
Eli Lilly & Co.	110,000	3,633,300
Forest Laboratories, Inc.(b)	34,600	1,018,624
Johnson & Johnson	301,748	18,373,435
King Pharmaceuticals, Inc.(b)	23,866	257,037
Merck & Co., Inc.(a)	229,300	7,252,759
Mylan, Inc.(b)	30,900	494,709
Pfizer, Inc.	739,945	12,246,090
Schering-Plough Corp.	177,100	5,003,075
Watson Pharmaceuticals, Inc.(a)(b)	12,400	454,336
Wyeth	145,000	7,044,100

		71,003,648

Professional Services — 0.1%
Dun & Bradstreet Corp.	5,800	436,856
Equifax, Inc.	12,700	370,078
Monster Worldwide, Inc.(b)	16,200	283,176
Robert Half International, Inc.	15,700	392,814

		1,482,924

Real Estate Investment Trusts — 0.6%
Apartment Investment & Management Co., (Class A Stock)	15,633	230,587
AvalonBay Communities, Inc.(a)	9,675	703,663
Boston Properties, Inc.(a)	15,100	989,805
Equity Residential(a)	32,300	991,610
HCP, Inc.	31,500	905,310
Health Care REIT, Inc.	13,300	553,546
Host Hotels & Resorts, Inc.	65,400	769,758
Kimco Realty Corp.(a)	37,000	482,480
Plum Creek Timber Co., Inc.(a)	20,300	621,992
ProLogis	48,600	579,312
Public Storage(a)	14,400	1,083,456
Simon Property Group, Inc.(a)	30,456	2,114,560
Ventas, Inc.(a)	17,200	662,200
Vornado Realty Trust	18,259	1,176,062

		11,864,341

Real Estate Management & Development
CB Richard Ellis Group, Inc.(Class A Stock)(a)(b)	28,100	329,894

Road & Rail — 0.4%
Burlington Northern Santa Fe Corp.	29,900	2,386,917
CSX Corp.	42,600	1,783,236
Norfolk Southern Corp.	41,100	1,771,821
Ryder System, Inc.	7,300	285,138
Union Pacific Corp.	54,800	3,197,580

		9,424,692

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Semiconductors & Semiconductor Equipment — 1.2%
Advanced Micro Devices, Inc.(a)(b)	68,800	389,408
Altera Corp.	30,800	631,708
Analog Devices, Inc.,	33,400	921,172
Applied Materials, Inc.(a)	145,000	1,943,000
Broadcom Corp. (Class A Stock)(a)(b)	46,450	1,425,551
Intel Corp.	610,400	11,945,528
KLA-Tencor Corp.(a)	19,700	706,442
Linear Technology Corp.(a)	23,300	643,779
LSI Corp.(b)	72,800	399,672
MEMC Electronic Materials, Inc.(b)	25,400	422,402
Microchip Technology, Inc.(a)	19,700	522,050
Micron Technology, Inc.(a)(b)	89,600	734,720
National Semiconductor Corp.(a)	19,300	275,411
Novellus Systems, Inc.(b)	10,400	218,192
NVIDIA Corp.(a)(b)	58,450	878,503
Teradyne, Inc.(b)	23,500	217,375
Texas Instruments, Inc.	141,500	3,352,135
Xilinx, Inc.,	32,300	756,466

		26,383,514

Software — 1.9%
Adobe Systems, Inc.(b)	58,200	1,922,928
Autodesk, Inc.(b)	23,700	564,060
BMC Software, Inc.(b)	19,900	746,847
CA, Inc.	43,364	953,574
Citrix Systems, Inc.(b)	20,500	804,215
Compuware Corp.(b)	21,200	155,396
Electronic Arts, Inc.(b)	33,000	628,650
Intuit, Inc.(a)(b)	35,500	1,011,750
McAfee, Inc.(b)	16,400	718,156
Microsoft Corp.	839,900	21,745,011
Novell, Inc.(b)	35,200	158,752
Oracle Corp.	417,100	8,692,364
Red Hat, Inc.(b)	22,400	619,136
Salesforce.com, Inc.(a)(b)	10,800	614,844
Symantec Corp.(b)	88,978	1,465,468

		40,801,151

Specialty Retail — 0.9%
Abercrombie & Fitch Co. (Class A Stock)	8,700	286,056
AutoNation, Inc.(a)(b)	11,474	207,450
AutoZone, Inc.(b)	4,000	584,880
Bed Bath & Beyond, Inc.(a)(b)	28,800	1,081,152
Best Buy Co., Inc.	38,325	1,437,954
Gamestop Corp. (Class A Stock)(a)(b)	19,400	513,518
Gap, Inc. (The)	49,800	1,065,720
Home Depot, Inc.	184,450	4,913,748
Limited Brands, Inc.	31,106	528,491
Lowe’s Cos., Inc.	160,600	3,362,964
Office Depot, Inc.(b)	27,800	184,036
O’Reilly Automotive, Inc.(a)(b)	14,000	505,960
RadioShack Corp.	11,900	197,183
Sherwin-Williams Co. (The)	10,300	619,648
Staples, Inc.	77,849	1,807,654
Tiffany & Co.	15,000	577,950
TJX Cos., Inc.	45,000	1,671,750

		19,546,114

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	35,500	1,168,660
NIKE, Inc. (Class B Stock)	42,100	2,723,870
Polo Ralph Lauren Corp. (Class A Stock)	6,500	498,030
VF Corp.	9,200	666,356

		5,056,916

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	59,400	781,110
People’s United Financial, Inc.	42,300	658,188

		1,439,298

Tobacco — 0.8%
Altria Group, Inc.	224,900	4,005,469
Lorillard, Inc.	18,347	1,363,182
Philip Morris International, Inc.	212,700	10,366,998

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Reynolds American, Inc.	19,200	854,784

		16,590,433

Trading Companies & Distributors — 0.1%
Fastenal Co.(a)	14,700	568,890
W.W. Grainger, Inc.(a)	6,900	616,584

		1,185,474

Wireless Telecommunication Services — 0.1%
American Tower Corp. (Class A Stock)(b)	43,100	1,568,840
Metropcs Communications, Inc.(b)	26,000	243,360
Sprint Nextel Corp.(b)	303,177	1,197,549

		3,009,749

TOTAL COMMON STOCKS (cost $841,725,165)		1,015,856,478

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)
ASSET-BACKED SECURITIES — 0.3%
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(c)	Baa1	0.643%	01/15/16	$4,159	3,623,614
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.646%	02/20/15	1,500	1,360,308
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	519	477,735

TOTAL ASSET-BACKED SECURITIES (cost $6,177,526)					5,461,657

BANK LOANS — 0.7%
Automotive
Oshkosh Truck Corp.(c)(d)	B2	6.423%	12/06/13	217	216,282

Cable — 0.1%
Discovery Communications, Inc.(c)(d)	Baa3	5.250%	05/14/14	955	970,244
Insight Midwest Holding LLC(c)(d)	B1	1.760%	10/06/13	1,216	1,136,572

					2,106,816

Electric — 0.1%
NRG Energy(c)(d)	Baa3	0.183%	02/01/13	439	416,248
NRG Energy(c)(d)	Baa3	2.022%	02/01/13	817	774,035
Texas Competitive Electric Holdings Co. LLC(c)(d)	B2	3.754%	10/10/14	980	773,465

					1,963,748

Healthcare & Pharmaceutical — 0.2%
DaVita, Inc.(c)(d)	Ba1	1.813%	10/05/12	1,200	1,155,750
HCA, Inc.(c)(d)	Ba3	2.533%	11/18/13	1,481	1,395,009
Health Management Associates, Inc. Term B(c)(d)	B1	2.033%	02/28/14	1,107	1,037,356

					3,588,115

Paper
Domtar, Inc.(c)(d)	Baa3	1.619%	03/05/14	942	896,250

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(c)(d)	Ba2	2.663%	11/08/14	990	964,012

Technology — 0.2%
First Data Corp.(c)(d)	B1	2.999%	09/24/14	1,078	927,978
First Data Corp.(c)(d)	B1	3.035%	09/24/14	1,470	1,262,142
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.687%	10/01/14	761	683,539
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.759%	10/01/14	219	196,419
Metavante Corp.(c)(d)	Ba2	2.233%	11/01/14	985	980,469
Sensata Technologies(c)(d)	B3	2.246%	04/27/13	336	286,646

					4,337,193

TOTAL BANK LOANS (cost $14,954,154)					14,072,416

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	B3	6.000%	01/25/36	3,224	2,433,745
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	Ba1	4.448%	02/25/35	908	706,535
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(c)	Ba2	4.395%	03/25/35	896	714,371
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Ba2	4.369%	02/25/37	2,229	2,063,644

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,351	1,307,030
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	4.066%	07/25/35	1,629	1,524,757
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	371	351,562
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	A1	3.750%	02/25/34	844	693,501
Washington Mutual Alternative Mortgage Pass-Thru Certificates, Ser. 2005-1, Class 3A	AAA(e)	5.000%	03/25/20	871	670,562

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $12,319,180)					10,465,707

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.9%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(c)	AAA(e)	4.873%	03/11/41	3,350	3,477,543
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	3,680	3,613,207
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(c)	AAA(e)	5.120%	11/10/42	861	895,966
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	2,000	1,856,324
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.837%	06/10/49	5,730	5,725,292
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	2,250	2,266,204
Bear Stearns Commercial Mortgage Securities, Ser. 2005- T20, Class AAB(c)	Aaa	5.282%	10/12/42	3,000	3,050,231
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(c)	AAA(e)	5.623%	03/11/39	1,200	1,158,413
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(e)	5.440%	09/15/30	890	827,492
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(c)	Aaa	6.220%	12/10/49	2,100	2,114,676
Commercial Mortgage Pass-Thru Certificate, Ser. 2006-C7, Class A4(c)	AAA(e)	5.961%	06/10/46	4,000	3,826,465
Commercial Mortgage Pass-Thru Certificate, Ser. 2004-LB2A, Class X2, I/O 144A(c)	AAA(e)	0.862%	03/10/39	10,893	121,156
Commercial Mortgage Pass-Thru Certificate, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	3,740	3,712,032
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(c)	AAA(e)	5.609%	02/15/39	4,330	4,088,665
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,500	1,499,125
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4	AAA(e)	5.100%	08/15/38	3,000	2,920,228
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(e)	6.015%	05/15/46	2,100	1,941,392
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(e)	7.620%	06/10/33	1,939	1,975,385
GE Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.593%	03/10/40	21,767	180,882
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,610	2,580,616
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	1,400	1,317,005
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	4,000	3,972,357
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,755	3,852,338
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,380	6,461,978
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A4(c)	Aaa	5.344%	12/15/44	3,630	3,557,031
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	2,000	1,956,981
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class A4(c)	Aaa	5.475%	04/15/43	2,436	2,279,158
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.235%	04/15/43	131,659	421,031
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2	Aaa	5.992%	06/15/49	2,000	2,005,136
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.830%	11/15/27	2,720	2,789,559

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(e)	4.826%	08/15/29	5,000	4,751,896
LB-UBS Commercial Mortgage Trust, Ser. 2005-C3, Class A5	Aaa	4.739%	07/15/30	695	669,440
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	4,280	4,155,424
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	1,900	1,825,888
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	6.104%	06/12/46	2,210	2,078,875
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A3	Aaa	5.364%	08/12/48	440	376,644
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(e)	5.942%	10/15/42	2,600	2,448,616
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,400	4,131,305
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(e)	5.803%	06/11/42	1,040	1,007,766
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.891%	05/15/43	2,000	1,974,059
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A4(c)	Aaa	5.926%	05/15/43	3,400	3,267,507

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $101,165,646)					103,131,288

CORPORATE BONDS — 12.8%
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	2,000	2,033,526
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.375%	06/01/19	600	662,046
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	975	1,035,569
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.800%	07/01/36	711	786,199
L-3 Communications Corp., Sr. Notes, 144A	Baa2	5.200%	10/15/19	1,015	1,017,537

					5,534,877

Airlines — 0.2%
American Airlines Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,420	2,226,400
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	245	230,619
Continental Airlines, Inc., Pass-thru Certs., Ser. 01A1(d)	Baa2	6.703%	06/15/21	155	141,234
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A(a)	Baa1	6.821%	08/10/22	438	404,850
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	965	1,014,511

					4,017,614

Automotive
Johnson Controls, Inc., Sr. Notes	Baa2	5.500%	01/15/16	235	243,432

Banking — 2.4%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	4,015	4,748,504
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,690	2,006,875
Bank of America Corp., Sr. Unsec’d. Notes(a)	A2	7.625%	06/01/19	1,400	1,577,507
Bank of America Corp., Jr. Sub. Notes(c)	B3	8.000%	12/29/49	2,100	1,867,110
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	850	815,414
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	1,300	1,281,166
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,500	2,631,110
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	550	580,727
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	270	293,725
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,135	1,296,218
Capital One Bank Corp., Sr. Sub. Notes	A3	6.500%	06/13/13	10	10,661
Capital One Capital V, Gtd. Notes	Baa2	10.250%	08/15/39	555	613,286
Capital One Financial Corp., Sr. Unsec’d. Notes, M.T.N.	Baa1	5.700%	09/15/11	570	595,484
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	1,900	1,921,113
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	725	622,197
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	790	792,395
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	415	464,546
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	600	677,301
Countrywide Financial Corp., Gtd. Notes, M.T.N.	A2	5.800%	06/07/12	1,160	1,223,689
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,325	998,007
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/12	580	621,166
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	765	770,687
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,770	1,758,759
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	113	116,620
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A1	7.500%	02/15/19	2,400	2,744,681
ICICI Bank Ltd. (India), Bonds, 144A(c)	Baa2	1.050%	01/12/10	1,880	1,842,400
ICICI Bank Ltd. (Singapore), Notes, 144A	Baa2	5.750%	11/16/10	1,670	1,701,264
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)(c)	A2	7.900%	04/29/49	2,000	1,920,340
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.600%	01/17/11	175	180,332

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preferred)	A1	8.000%	05/15/48	28	753,480
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	4.250%	02/08/10	1,470	1,487,818
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	375	384,498
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	5.000%	01/15/15	190	191,844
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.770%	07/25/11	355	371,591
Merrill Lynch & Co., Inc., Notes, M.T.N.(a)	A2	6.875%	04/25/18	1,230	1,293,587
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	30	31,435
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	5.625%	09/23/19	2,110	2,074,761
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, Ser. E(a)	A2	5.450%	01/09/17	2,530	2,533,532
Morgan Stanley Group, Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.950%	12/28/17	600	610,886
MUFG Capital Finance Corp. Ltd. (Cayman Islands), Gtd. Notes.(c)	A2	6.346%	07/25/49	800	739,023
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	885	979,426
Santander Central Hispano Issuances Ltd. (Cayman Islands), Gtd. Notes	Aa3	7.625%	09/14/10	805	852,836
Wells Fargo Bank NA, Sub. Notes	Aa3	6.450%	02/01/11	90	94,801
Wells Fargo Capital XIII, Gtd. Notes, Ser. G, M.T.N.(c)	Ba3	7.700%	12/29/49	1,000	880,000

					49,952,802

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(g)	NR	5.250%	02/06/12	1,850	314,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(g)	NR	6.875%	05/02/18	700	124,250

					438,750

Building Materials & Construction — 0.1%
Hanson PLC (United Kingdom), Gtd. Notes(a)	B3	7.875%	09/27/10	1,270	1,306,512
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	1,100	1,145,694

					2,452,206

Cable — 0.4%
AT&T Broadband, Gtd. Notes	Baa1	9.455%	11/15/22	115	147,775
Comcast Corp., Gtd. Notes(a)	Baa1	6.550%	07/01/39	300	320,588
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	290	323,687
COX Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	03/15/11	1,195	1,265,518
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A(a)	Ba2	5.875%	10/01/19	1,150	1,142,812
Tele-Communications, Inc., Sr. Unsec’d. Notes	Baa1	9.875%	06/15/22	1,440	1,805,187
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,410	2,575,136
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	6.750%	06/15/39	1,340	1,449,124

					9,029,827

Capital Goods — 0.3%
American Standard, Inc., Gtd. Notes	BBB+(e)	7.625%	02/15/10	1,000	1,018,359
Erac USA Finance Co., Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(h)	Baa2	5.800%	10/15/12	460	477,105
Erac USA Finance Co., Gtd. Notes, 144A (original cost $1,195,904; purchased 10/10/07)(d)(h)	Baa2	6.375%	10/15/17	1,198	1,202,733
Erac USA Finance Co., Gtd. Notes, 144A (original cost $386,623; purchased 10/10/07)(d)(h)	Baa2	7.000%	10/15/37	390	365,083
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	480	507,896
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	320	328,400
Republic Services, Inc., Gtd. Notes, 144A	Baa3	5.500%	09/15/19	700	721,110
United Technologies Corp., Sr. Unsec’d. Notes	A2	5.375%	12/15/17	515	561,853

					5,182,539

Chemicals — 0.3%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	690	719,427
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,600	1,769,998
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	1,000	1,124,146
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	780	798,913
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,585,824
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	500	426,393

					6,424,701

Consumer — 0.3%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,400	1,510,110
Fortune Brands, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.375%	06/15/14	2,190	2,275,439
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,600	1,533,670
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	1,045	1,093,411

					6,412,630

Electric — 1.3%
Appalachian Power Co., Sr. Unsec’d. Notes, Ser. J	Baa2	4.400%	06/01/10	790	805,085
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	170	177,558
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,250	1,327,055

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	530	558,377
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	660	719,183
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa1	5.700%	03/15/13	1,070	1,143,229
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa1	6.950%	03/15/33	300	337,693
Consolidated Edison, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	820	885,005
Consolidated Edison, Inc., Sr. Unsec’d. Notes, Ser. 08-B	A3	6.750%	04/01/38	130	155,398
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	435	469,034
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. D	Baa2	5.125%	12/15/09	1,255	1,264,590
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	530	598,396
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	920	1,033,488
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	930	1,087,788
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	845	740,503
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,160	1,372,585
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,260	1,253,234
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	140	157,111
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	195	202,138
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,375	1,403,410
FirstEnergy Solutions Corp., Gtd. Notes, 144A	Baa2	6.050%	08/15/21	1,250	1,291,708
Florida Power & Light Co., First Mtge. Bonds	Aa2	5.950%	10/01/33	380	427,305
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	470	515,429
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	575	594,040
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(a)	A2	6.250%	06/17/14	1,555	1,654,108
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	210	226,675
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	325	342,806
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,210	1,321,590
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	500	459,449
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	465	515,410
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	545	622,031
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,610	1,790,969
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	135	136,159
Public Service Electric & Gas Co., Sec’d. Notes, M.T.N.	A2	5.800%	05/01/37	515	564,060
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	610	651,981
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	263	281,279
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	496,872

					27,582,731

Energy - Integrated — 0.1%
Cenovus Energy, Inc. (Canada), Sr. Notes, 144A(a)	Baa2	6.750%	11/15/39	975	1,050,595
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	300	344,082
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,365	1,327,462

					2,722,139

Energy - Other — 0.3%
Devon Financing Corp. (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	280	346,822
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	Aa3	5.888%	06/15/19	852	862,650
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	200	208,617
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	195	189,840
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,450	1,383,754
Questar Market Resources, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.800%	03/01/20	735	756,466
Valero Energy Corp., Gtd. Notes	Baa2	6.625%	06/15/37	250	223,268
Weatherford International, Inc. (Bermuda), Gtd. Notes	Baa1	6.500%	08/01/36	25	25,477
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,660	1,674,017
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/17	565	609,929

					6,280,840

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	6.875%	11/15/19	1,100	1,242,464
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	8.000%	11/15/39	840	1,086,986
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(a)	Baa2	8.200%	01/15/39	550	725,251
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,000	1,037,095
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	860	991,434
Cargill, Inc., Sr. Unsec’d. Notes, 144A	A2	6.000%	11/27/17	650	703,846
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	62	65,625
Delhaize America, Inc., Gtd. Notes	Baa3	9.000%	04/15/31	660	868,421
Delhaize Group (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	460	500,635
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	02/15/12	975	1,059,338
H.J. Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	405	479,351
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	215	236,462

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	575	615,813
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.300%	03/01/38	1,140	1,334,443
Ralcorp Holdings, Inc., Sr. Notes, 144A	Baa3	6.625%	08/15/39	800	842,530
Tricon Global Restaurants, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	235	257,176
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	785	800,700

					12,847,570

Healthcare & Pharmaceutical — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.875%	05/15/16	1,100	1,226,039
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	970,379
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	480	564,780
Carefusion Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.375%	08/01/19	320	347,059
Express Scripts, Inc., Gtd. Notes	Baa3	7.250%	06/15/19	610	716,415
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	270	291,304
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	840	990,274
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	1,989,969
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa3	5.625%	12/15/15	560	578,996
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	65	71,675
Merck & Co., Inc. Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	200	224,486
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	205	226,474
Schering-Plough Corp., Sr. Unsec’d. Notes(a)	Baa1	6.000%	09/15/17	842	939,303
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/37	330	400,334
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	08/15/19	440	462,746
Wyeth, Sr. Unsec’d. Notes	A3	5.500%	03/15/13	1,165	1,261,157
Wyeth, Sr. Unsec’d. Notes	A3	5.950%	04/01/37	1,645	1,811,545
Wyeth, Sr. Unsec’d. Notes	A3	6.450%	02/01/24	60	67,894

					13,140,829

Healthcare Insurance — 0.3%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750%	06/15/11	430	452,846
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.625%	06/15/36	480	498,627
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	640	567,136
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,200	1,157,141
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,470	1,527,808
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	115	120,050
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	400	415,739
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	410	438,158
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	1,085	1,127,732
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	01/15/16	335	341,623

					6,646,860

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	655	545,477
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	230	239,154
Berkshire Hathaway, Inc., Gtd. Notes	Aa2	4.750%	05/15/12	425	455,024
Liberty Mutual Group, Bonds, 144A	Baa2	7.000%	03/15/34	910	702,189
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	476	438,044
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	505	584,066
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	335	341,872
MetLife, Inc., Sr. Unsec’d. Notes	A2	5.700%	06/15/35	1,185	1,218,753
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.125%	12/01/11	435	467,519
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.375%	06/15/34	85	92,888
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.750%	06/01/16	270	301,322
Pacific Life Insurance Co., Sub. Notes, 144A (original cost $869,582; purchased 6/16/09)(h)	A3	9.250%	06/15/39	870	997,585
Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	740	879,488
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	705	684,898
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	575	557,212
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	110	107,984

					8,613,475

Lodging — 0.2%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,585	1,561,225
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,700	2,548,125

					4,109,350

Media & Entertainment — 0.3%
News America Holdings, Inc., Gtd. Notes	Baa1	7.625%	11/30/28	1,265	1,311,972
News America, Inc., Gtd. Notes, 144A(a)	Baa1	6.900%	08/15/39	325	345,989
Time Warner, Inc., Gtd. Notes	Baa2	6.750%	04/15/11	725	774,854
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	745	840,064
Time Warner, Inc., Sr. Unsec’d. Notes	Baa2	9.150%	02/01/23	625	785,266

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Viacom, Inc., Sr. Unsec’d. Notes	Baa3	5.625%	09/15/19	275	279,512
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	10/05/37	420	445,926
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa3	6.875%	04/30/36	455	480,660

					5,264,243

Metals — 0.2%
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	4.500%	05/15/13	255	261,082
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	5.000%	06/01/15	755	774,119
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	865	859,131
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	5.875%	07/15/13	500	538,713
Southern Copper Corp., Sr. Unsec’d. Notes	Baa3	7.500%	07/27/35	120	119,587
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	5.650%	06/01/13	540	528,767

					3,081,399

Non Captive Finance — 0.5%
CIT Group, Inc., Sr. Unsec’d. Notes(n)	Ca	4.250%	02/01/10	195	140,588
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.(f)	Aa2	5.550%	05/04/20	1,875	1,817,212
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.875%	01/14/38	970	889,568
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, M.T.N.(a)	Aa2	6.000%	08/07/19	2,680	2,718,702
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	585	606,798
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa3	6.375%	03/25/13	1,750	1,403,426
SLM Corp., Sr. Unsec’d. Notes, M.T.N.	Ba1	8.450%	06/15/18	2,825	2,252,938

					9,829,232

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	450	411,989

Paper
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.500%	08/15/21	460	487,400

Pipelines & Other — 0.4%
Duke Energy Field Services Corp., Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,830	1,918,149
Enterprise Products Operating LP, Gtd. Notes, Ser. F	Baa3	4.625%	10/15/09	710	710,392
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.500%	09/01/39	650	661,226
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	545	554,880
ONEOK Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	405	431,558
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	80	84,747
Spectra Energy Capital LLC, Gtd. Notes(a)	Baa2	6.200%	04/15/18	3,310	3,522,250
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	205	219,761

					8,102,963

Railroads — 0.2%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.700%	08/01/28	735	820,916
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	690	730,879
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	630	649,972
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	24	30,017
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	760	803,598

					3,035,382

Real Estate Investment Trusts — 0.3%
Brandywine Operating Partnership LP, Gtd. Notes	Baa3	5.750%	04/01/12	391	393,765
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	685	705,820
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	545	523,009
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	650	639,904
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.750%	05/01/12	1,625	1,698,016
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,700	2,720,453

					6,680,967

Retailers — 0.7%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,240	1,325,719
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,580	1,691,398
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	725	737,487
Federated Retail Holdings, Inc., Gtd. Notes	Ba2	5.350%	03/15/12	330	321,217
Gamestop Corp. / Gamestop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	980	1,011,850
Home Depot, Inc. (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	315	305,615
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	1,000	1,118,171
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	345	381,724
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	01/15/18	4,500	4,664,047
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	1,655	1,936,972
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.250%	09/01/35	235	235,319

					13,729,519

Technology — 0.4%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	1,000	1,001,250
CA, Inc., Sr. Unsec’d. Notes	Baa3	4.750%	12/01/09	1,500	1,503,750
Computer Sciences Corp., Sr. Unsec’d. Notes	Baa1	6.500%	03/15/18	1,700	1,872,613

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	152,123
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	960	1,040,483
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400%	03/15/12	575	603,468
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	48	51,169
Oracle Corp., Sr. Unsec’d. Notes(a)	A2	6.125%	07/08/39	1,085	1,221,710
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	985	985,000

					8,431,566

Telecommunications — 1.4%
America Movil SAB de CV (Mexico), Gtd. Notes(a)	A3	6.375%	03/01/35	630	656,437
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	740	751,100
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	505	629,249
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	800	912,807
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,235	1,635,956
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,180	1,227,738
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	345	446,783
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	350	380,295
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995%	06/01/36	1,645	1,718,719
France Telecom SA (France), Sr. Unsec’d. Notes	A3	5.375%	07/08/19	730	776,446
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	360	497,765
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	645	684,942
PCCW HKT Capital Ltd. (U.S. Virgin Islands), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,275	2,457,000
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	720	720,000
Qwest Capital Funding, Inc., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,105,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	3,405	3,799,445
Telecom Italia Finance (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	170	178,831
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	640	695,370
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	248,515
TELUS Corp. (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	1,500	1,632,135
US Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	255	262,756
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,500	3,779,965
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.400%	02/15/38	105	112,193
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	8.500%	11/15/18	2,400	2,996,717
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	7.750%	02/15/10	950	973,751

					30,279,915

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes(a)	Baa1	9.250%	08/06/19	1,995	2,437,802
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	900	1,117,851
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	130	176,748
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	850	1,179,871
Lorillard Tobacco Co., Sr. Unsec’d. Notes	Baa2	8.125%	06/23/19	670	760,365
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	830	881,732
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	285	282,269

					6,836,638

TOTAL CORPORATE BONDS (cost $260,197,470)					267,804,385

FOREIGN AGENCIES — 0.3%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A1	6.850%	07/02/37	1,610	1,415,977
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	399,875
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,100	2,005,290
TDIC Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, M.T.N.	Aa2	6.500%	07/02/14	1,700	1,824,082

TOTAL FOREIGN AGENCIES (cost $5,813,108)					5,645,224

MORTGAGE-BACKED SECURITIES — 15.0%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 07/01/20	5,406	5,683,037
Federal Home Loan Mortgage Corp.		4.500%	TBA 30 YR	2,000	2,016,250
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 05/01/34	10,076	10,627,271
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	23,000	23,761,875
Federal Home Loan Mortgage Corp.(c)		5.214%	12/01/35	2,654	2,784,899
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 05/01/38	11,100	11,665,485
Federal Home Loan Mortgage Corp.		5.500%	TBA 15 YR	1,000	1,058,125
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	13,500	14,082,188

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Federal Home Loan Mortgage Corp.(c)		5.524%	06/01/36	2,155	2,269,563
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 12/01/33	2,332	2,484,252
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	6,000	6,313,128
Federal Home Loan Mortgage Corp.		6.500%	12/01/14 - 09/01/16	286	305,299
Federal Home Loan Mortgage Corp.		7.000%	05/01/31 - 09/01/33	4,139	4,551,339
Federal National Mortgage Association(c)		3.233%	07/01/33	909	920,183
Federal National Mortgage Association		4.000%	06/01/19	1,918	1,995,437
Federal National Mortgage Association		4.500%	11/01/18 - 01/01/35	12,339	12,823,601
Federal National Mortgage Association		4.500%	TBA 15 YR	1,400	1,449,437
Federal National Mortgage Association		5.000%	10/01/18 - 05/01/38	15,489	16,120,043
Federal National Mortgage Association		5.000%	TBA 15 YR	3,000	3,145,314
Federal National Mortgage Association		5.000%	TBA 30 YR	2,500	2,582,030
Federal National Mortgage Association		5.500%	03/01/16 - 01/01/38	45,962	48,358,983
Federal National Mortgage Association		5.500%	TBA 15 YR	2,000	2,115,000
Federal National Mortgage Association		5.500%	TBA 30 YR	16,250	16,996,493
Federal National Mortgage Association(c)		5.897%	06/01/37	4,858	5,147,131
Federal National Mortgage Association(c)		5.931%	07/01/37	4,327	4,579,021
Federal National Mortgage Association		6.000%	04/01/13 - 06/01/38	27,691	29,437,807
Federal National Mortgage Association		6.000%	TBA 30 YR	26,000	27,348,750
Federal National Mortgage Association		6.500%	07/01/17 - 01/01/37	9,710	10,429,726
Federal National Mortgage Association		6.500%	TBA 30 YR	5,500	5,857,500
Federal National Mortgage Association		7.000%	08/01/11 - 07/01/32	829	912,907
Federal National Mortgage Association		7.500%	05/01/12 - 05/01/32	520	566,908
Government National Mortgage Association		4.500%	TBA 30 YR	9,000	9,102,503
Government National Mortgage Association		5.000%	TBA 30 YR	9,500	9,829,536
Government National Mortgage Association		5.500%	08/15/33 - 04/15/36	8,380	8,843,115
Government National Mortgage Association		6.000%	11/15/23 - 07/15/34	2,771	2,950,132
Government National Mortgage Association		6.500%	10/15/23 - 09/15/36	5,157	5,526,661
Government National Mortgage Association		7.000%	09/15/31	122	134,830
Government National Mortgage Association		8.000%	01/15/24 - 04/15/25	102	115,831

TOTAL MORTGAGE-BACKED SECURITIES (cost $304,709,082)					314,891,590

MUNICIPAL BONDS
New Jersey State Turnpike Authority, BABs	A3	7.414%	01/01/40	395	488,686
State of California, BABs	Baa1	7.550%	04/01/39	245	273,344

TOTAL MUNICIPAL BONDS (cost $643,358)					762,030

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.4%
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.896%	03/25/33	718	457,428
CDC Mortgage Capital Trust, Ser. 2003-HE1, Class M2(c)	Baa2	3.171%	08/25/33	55	15,623
Centex Home Equity, Ser. 2005-A, Class M2(c)	Aa3	0.746%	01/25/35	2,250	1,502,664
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	A3	5.120%	07/25/35	731	604,939
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	1,189	945,354
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	Ba3	0.766%	06/25/36	1,800	57,574
HFC Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.736%	01/20/35	540	465,686
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	0.776%	06/25/34	1,250	848,388
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Aa2	0.946%	12/25/33	1,468	1,007,263
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.146%	07/25/32	1,224	819,868
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.521%	09/25/32	1,178	740,925
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(c)	A2	0.686%	10/25/35	1,480	279,141
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(c)	Aa2	1.011%	02/25/34	1,660	1,085,494
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(c)	Caa1	0.496%	05/25/36	1,400	468,569

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $16,092,673)					9,298,916

U.S. GOVERNMENT AGENCY AND FEDERAL AGENCY GUARANTEED CORPORATE OBLIGATIONS — 1.0%
General Electric Capital Corp., FDIC Gtd., Ser. G, M.T.N.		2.000%	09/28/12	4,680	4,706,082
Federal Farm Credit Bank(a)		4.875%	01/17/17	845	916,931
Federal Home Loan Banks		5.000%	11/17/17	420	458,819
Federal Home Loan Banks		5.625%	06/11/21	2,320	2,570,161
Federal Home Loan Mortgage Corp.(a)		3.750%	03/27/19	3,040	3,041,483
Federal Home Loan Mortgage Corp.		5.250%	04/18/16	2,145	2,392,572

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Federal National Mortgage Association(a)	6.625%	11/15/30	2,010	2,594,333
Resolution Funding Corp. Interest Strip(i)	4.540%	04/15/18	2,645	1,898,695
Tennessee Valley Authority	4.500%	04/01/18	1,390	1,431,628
Tennessee Valley Authority	5.880%	04/01/36	85	97,741
Tennessee Valley Authority, Ser. E	6.250%	12/15/17	360	416,394

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $20,236,043)				20,524,839

U.S. TREASURY SECURITIES — 4.8%
U.S. Treasury Bond(a)	4.250%	05/15/39	3,445	3,563,959
U.S. Treasury Bond(a)	4.500%	08/15/39	3,025	3,261,328
U.S. Treasury Bond	6.000%	02/15/26	370	459,089
U.S. Treasury Bond	6.250%	08/15/23	6,140	7,696,109
U.S. Treasury Inflation Index	1.625%	01/15/15	13,805	14,064,100
U.S. Treasury Inflation Index	3.500%	01/15/11	3,817	3,973,623
U.S. Treasury Inflation Index Bonds	1.875%	07/15/13	733	757,145
U.S. Treasury Note	2.375%	09/30/14	24,800	24,863,984
U.S. Treasury Note	3.000%	09/30/16	365	366,454
U.S. Treasury Note(a)	3.625%	08/15/19	2,734	2,806,194
U.S. Treasury Note	4.000%	08/15/18	2,385	2,517,852
U.S. Treasury Strip Coupon(i)	4.320%	08/15/24	3,230	1,710,598
U.S. Treasury Strip Coupon(i)	4.650%	05/15/20	27,440	18,273,888
U.S. Treasury Strip Principal(f)(i)	3.830%	05/15/20	8,780	5,865,426
U.S. Treasury Strip Principal(i)	3.910%	08/15/20	6,500	4,281,114
U.S. Treasury Strip Principal(f)(i)	5.170%	11/15/21	7,285	4,477,478
U.S. Treasury Strip Principal(i)	5.430%	02/15/23	1,495	860,800

TOTAL U.S. TREASURY SECURITIES (cost $96,897,503)				99,799,141

TOTAL LONG-TERM INVESTMENTS (cost $1,680,930,908)				1,867,713,671

SHORT-TERM INVESTMENTS — 22.6%
U.S. TREASURY SECURITY — 0.4%
U.S. Treasury Bill (cost $7,696,443)(j)	0.294%	12/17/09	7,700	7,698,653

	Shares
AFFILIATED MUTUAL FUNDS — 22.2%
Dryden Core Investment Fund — Short-Term Bond Series(k)	15,417,258	127,500,725
Dryden Core Investment Fund — Taxable Money Market Series (includes $125,873,970 of cash collateral received for securities on loan)(k)(l)	339,048,494	339,048,494

TOTAL AFFILIATED MUTUAL FUNDS (cost $489,357,916)		466,549,219

TOTAL SHORT-TERM INVESTMENTS (cost $497,054,359)		474,247,872

TOTAL INVESTMENTS (m) — 111.7% (cost $2,177,985,267)		2,341,961,543

LIABILITIES IN EXCESS OF OTHER ASSETS(o) (11.7)%		(245,048,540)

NET ASSETS — 100.0%		$2,096,913,003

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
FDIC	Federal Deposit Insurance Corporation
I/O	Interest Only
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $121,950,236; cash collateral of $125,873,970 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.
(d)	Indicates a security that has been deemed illiquid.
(e)	Standard & Poor’s Rating
(f)	Security segregated as collateral for futures contracts.
(g)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(h)	Indicates a restricted security; the aggregate original cost of such securities is $2,911,755. The aggregate value of $3,042,506 is approximately 0.1% of net assets.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	As of September 30, 2009, 2 securities representing $820,362 and 0.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	Subsequent to the period-end, the issuer has filed for bankruptcy.
(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Unrealized Appreciation(Depreciation)
Long Positions:
87	2 Year U.S. Treasury Notes	Dec. 2009	$18,862,169	$18,876,281	$14,112
831	5 Year U.S. Treasury Notes	Dec. 2009	96,048,741	96,473,906	425,165
288	S&P 500 Index	Dec. 2009	73,208,887	75,808,800	2,599,913

					3,039,190

Short Position:
98	10 Year U.S. Treasury Notes	Dec. 2009	11,496,067	11,596,156	(100,089)

					$2,939,101

Interest rate swap agreements outstanding at September 30, 2009:

Counterparty(a)	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	8/15/2016	$5,500	3.192%	3 month LIBOR	$(1,928)	$—	$(1,928)
Citibank, NA	2/15/2025	8,255	4.098%	3 month LIBOR	(238,361)	—	(238,361)

					$(240,289)	$—	$(240,289)

(a)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Credit default swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date	Notional Amount (000)# (4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy Protection(1):
Barclays Bank PLC	09/20/2012	$2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	$51,087	$—	$51,087
Barclays Bank PLC	03/20/2018	1,700	1.220%	Computer Sciences Corp., 5.000%, 02/15/13	(108,857)	—	(108,857)
Citibank NA	09/20/2012	3,200	0.320%	Altria Group, Inc., 7.000%, 11/04/13	34,856	—	34,856
Citibank NA	03/20/2014	1,100	3.950%	Whirlpool Corp., 7.750%, 07/15/16	(106,849)	—	(106,849)
Credit Suisse International	06/20/2018	3,500	0.970%	Verizon Communications, Inc., 4.900%, 09/15/15	(75,805)	—	(75,805)
Deutsche Bank AG	06/20/2013	1,750	2.000%	International Lease Finance Corp., 4.150%, 01/20/15	349,482	—	349,482
Deutsche Bank AG	03/20/2014	1,585	7.050%	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	(270,567)	—	(270,567)
Deutsche Bank AG	03/20/2018	4,500	0.990%	Nordstrom, Inc., 6.950%, 03/15/28	236,102	—	236,102

Deutsche Bank AG	06/20/2018	2,800	1.150%	Spectra Energy Capital LLC, 6.250%, 02/15/13	(105,302)	—	(105,302)
Goldman Sachs International	06/20/2014	1,600	2.150%	Black & Decker Corp., 5.750%, 11/15/16	(72,719)	—	(72,719)
JPMorgan Chase Bank	06/20/2014	1,110	0.650%	Bunge Ltd. Finance Corp., 5.350%, 04/15/14	35,792	—	35,792
Merrill Lynch Capital Services, Inc.	09/20/2016	785	1.730%	Tyson Foods, Inc., 7.850%, 04/01/16	14,105	—	14,105
Merrill Lynch Capital Services, Inc.	06/20/2018	1,800	3.050%	SLM Corp., 5.125%, 08/27/12	410,783	—	410,783
Merrill Lynch Capital Services, Inc.	06/20/2018	2,700	1.450%	Starwood Hotels & Resorts Worldwide, Inc., 6.750, 05/15/18	265,844	—	265,844
Morgan Stanley Capital Services, Inc.	03/20/2018	1,400	0.700%	Avon Products, Inc., 7.150%, 11/15/09	(34,046)	—	(34,046)
Morgan Stanley Capital Services, Inc.	06/20/2018	1,600	1.000%	Newell Rubbermaid, Inc., 6.350%, 07/15/28	81,902	—	81,902
Morgan Stanley Capital Services, Inc.	06/20/2018	2,700	0.970%	Simon Property Group LP, 5.250%, 12/01/16	104,089	—	104,089

					$809,897	$—	$809,897

Counterparty	Termination Date	Notional Amount (000)# (4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Asset-Backed Issues-Buy Protection(1):
Merrill Lynch Capital Services, Inc.	03/25/2036	1,000	3.720%	AmeriQuest Mortgage Securities Inc., 2.746%, 03/25/36	$974,424	$—	$974,424

Counterparty	Termination Date	Notional Amount (000)# (4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Asset-Backed Issues-Sell Protection(2):
Merrill Lynch Capital Services, Inc.	03/25/2036	$1,000	9.000%	AmeriQuest Mortgage Securities, Inc., 2.746%, 03/25/36	$(944,234)	—	$(944,234)

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

CONSERVATIVE BALANCED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value at 9/30/2009
Credit contracts	$840,087
Equity contracts	2,599,913
Interest rate contracts	98,899

Total	$3,538,899

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio's assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$5,461,657	$—
Bank Loans	—	14,072,416	—
Collateralized Mortgage Obligations	—	10,465,707	—
Commercial Mortgage-Backed Securities	—	103,131,288	—
Corporate Bonds	753,480	267,050,905	—
Common Stocks	1,015,855,984	494	—
Foreign Agencies	—	5,645,224	—
Mortgage-Backed Securities	—	314,891,590	—
Municipal Bonds	—	762,030	—
Residential Mortgage-Backed Securities	—	8,479,048	819,868
U.S. Government Agency Obligations	—	20,524,839	—
U.S. Treasury Securities	—	107,497,794	—
Affiliated Mutual Funds	466,549,219	—	—

	1,483,158,683	857,982,992	819,868
Other Financial Instruments*	2,939,101	569,608	30,190

Total	$1,486,097,784	$858,552,600	$850,058

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Security	Other Financial Instruments*
Balance as of 12/31/08	$—	$1,511,232
Realized gain (loss)	(367)	—	**
Change in unrealized appreciation (depreciation)	242,233	(1,481,042)
Earned accretion/amortization	(72)	—
Net purchases (sales)	(218,986)	—
Transfers in and/or out of Level 3	797,060	—

Balance as of 9/30/09	$819,868	$30,190

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized gain earned during the period for other financial instruments was $1,566,811.

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 90.9%
ASSET-BACKED SECURITIES — 4.2%
Alfa Diversified Payment Rights Finance Co. (Russia), Ser. 1A, Class A, 144A(a)	Ba1	1.899%	03/15/11	$1,145	$972,825
Bank of America Credit Card Trust
Ser. 2006-C5, Class C5(a)	Baa1	0.643%	01/15/16	5,750	5,009,806
Ser. 2007-A3, Class A3(a)	Aaa	0.263%	11/15/16	1,000	952,725
Bank One Issuance Trust
Ser. 2004-A3, Class A3(a)	Aaa	0.413%	02/15/17	5,100	4,950,466
Ser. 2004-C2, Class C2(a)	Baa2	1.043%	02/15/17	2,100	1,904,658
Chase Issuance Trust, Ser. 2008-A13, Class A13(a)	Aaa	1.799%	09/15/15	1,000	1,027,777
Citibank Credit Card Issuance Trust
Ser. 2003-C4, Class C4	Baa2	5.000%	06/10/15	6,500	6,367,131
Ser. 2004-A7, Class A7(a)	Aaa	0.497%	11/24/13	1,000	987,623
Ser. 2005-C3, Class C3(a)	Baa2	0.653%	07/15/14	3,780	3,489,232
Ser. 2006-A7, Class A7(a)	Aaa	0.359%	12/15/18	6,000	5,543,812
Ser. 2006-C1, Class C1(a)	Baa2	0.646%	02/20/15	2,200	1,995,118
Ford Credit Auto Owner Trust, Ser. 2006-B, Class C	A1	5.680%	06/15/12	2,100	2,195,162
MBNA Credit Card Master Note Trust
Ser. 2002-C3, Class C3(a)	Baa1	1.593%	10/15/14	1,900	1,801,357
Ser. 2004-C2, Class C2(a)	Baa1	1.143%	11/15/16	1,500	1,310,844
Ser. 2005-A10, Class A10(a)	Aaa	0.303%	11/15/15	2,400	2,316,284
Ser. 2005-A2, Class A2(a)	Aaa	0.323%	10/15/14	2,100	2,054,206
Ser. 2006-A2, Class A2(a)	Aaa	0.303%	06/15/15	1,000	969,918
Ser. 2006-A5, Class A5(a)	Aaa	0.303%	10/15/15	1,250	1,207,592
Ser. 2006-C1, Class C1(a)	Baa1	0.663%	07/15/15	5,000	4,514,838
Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A	Aa2	7.125%	01/15/13	2,490	2,564,573

TOTAL ASSET-BACKED SECURITIES (cost $47,230,020)					52,135,947

BANK LOANS — 3.1%
Automotive — 0.1%
Oshkosh Truck Corp.(a)(b)	B2	6.423%	12/06/13	1,175	1,172,646

Cable — 0.4%
Discovery Communications, Inc.(a)(b)	Baa3	5.250%	05/14/14	1,305	1,326,000
Insight Midwest Holding LLC(a)(b)	B1	1.760%	10/06/13	3,208	2,999,286

					4,325,286

Capital Goods — 0.1%
Capital Safety Group Ltd.(a)(b)	B2	2.496%	07/20/15	409	329,445
Capital Safety Group Ltd.(a)(b)	B2	2.996%	07/20/16	1,091	878,055

					1,207,500

Consumer
Huish Detergents, Inc.(a)(b)	Ba2	2.000%	04/26/14	206	196,916

Electric — 0.4%
NRG Energy, Inc.(a)(b)	Baa3	0.183%	02/01/13	1,171	1,109,994
NRG Energy, Inc.(a)(b)	Baa3	2.022%	02/01/13	2,178	2,064,093
Texas Competitive Electric Holdings Co. LLC(a)(b)	B2	3.754%	10/10/14	1,960	1,546,930

					4,721,017

Foods — 0.1%
Supervalu, Inc.(a)(b)	Ba3	1.121%	06/02/11	1,731	1,660,716

Gaming — 0.1%
MotorCity Casino Hotel(b)	B3	8.500%	07/13/12	1,653	1,541,272

Healthcare & Pharmaceutical — 1.1%
HCA, Inc.(a)(b)	Ba3	2.533%	11/18/13	1,851	1,743,761
Health Management Associates Term B(a)(b)	B1	2.033%	02/28/14	1,885	1,766,637
Inverness Medical Innovations(a)(b)	Ba2	2.265%	06/26/14	2,933	2,794,673
PTS Acquisition Corp.(a)(b)	Ba3	2.496%	04/10/14	3,812	3,341,437
Royalty Pharma Finance Trust(b)	Baa3	7.750%	05/15/15	4,000	3,740,000

					13,386,508

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Paper — 0.1%
Domtar, Inc.(a)(b)	Baa3	1.619%	03/05/14	1,515	1,440,723

Pipelines & Other — 0.1%
Enterprise GP Holdings LP(a)(b)	Ba2	2.663%	11/08/14	1,520	1,479,759

Technology — 0.6%
First Data Corp.(a)(b)	B1	2.999%	09/24/14	1,029	885,797
First Data Corp.(a)(b)	B1	3.035%	09/24/14	1,960	1,682,856
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	2.687%	10/01/14	2,284	2,050,618
Flextronics International Ltd. (Singapore)(a)(b)	Ba1	2.759%	10/01/14	656	589,258
Metavante Corp.(a)(b)	Ba2	2.233%	11/01/14	2,463	2,451,173

					7,659,702

TOTAL BANK LOANS (cost $41,619,686)					38,792,045

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,671	1,616,589
Master Alternative Loans Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	371	351,561
Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(a)	A1	3.750%	02/25/34	2,363	1,941,804
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(c)	5.000%	03/25/20	1,337	1,028,704

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $5,800,243)					4,938,658

COMMERCIAL MORTGAGE-BACKED SECURITIES — 15.5%
Banc of America Commercial Mortgage, Inc.
Ser. 2005-1, Class ASB(a)	AAA(c)	5.120%	11/10/42	4,658	4,846,361
Ser. 2007-1, Class A2	Aaa	5.381%	01/15/49	5,000	4,996,253
Ser. 2007-4, Class A3(a)	AAA(c)	6.002%	02/10/51	6,460	6,090,013
Ser. 2007-5, Class A3	AAA(c)	5.620%	02/10/51	1,305	1,203,220
Bear Stearns Commercial Mortgage Securities
Ser. 2005-T18, Class AAB(a)	Aaa	4.823%	02/13/42	2,475	2,492,824
Ser. 2005-T20, Class AAB(a)	Aaa	5.282%	10/12/42	3,400	3,456,929
Ser. 2006-PW11, Class A4(a)	AAA(c)	5.623%	03/11/39	2,000	1,930,689
Ser. 2006-PW13, Class A3	AAA(c)	5.518%	09/11/41	1,514	1,447,951
Citigroup Commercial Mortgage Trust
Ser. 2006-C5, Class A2	Aaa	5.378%	10/15/49	7,000	7,059,670
Ser. 2008-C7, Class A2A	Aaa	6.034%	12/10/49	3,620	3,645,379
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class AAB(a)	Aaa	5.575%	01/15/46	3,000	2,952,677
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(a)	Aaa	6.220%	12/10/49	3,000	3,020,966
Commercial Mortgage Loan Trust, Pass-Through Certificates, Ser. 2006-C7, Class A3(a)	AAA(c)	5.899%	06/10/46	1,598	1,516,180
Credit Suisse Mortgage Capital Certificates
Ser. 2006-C1, Class A4(a)	AAA(c)	5.609%	02/15/39	4,400	4,154,763
Ser. 2006-C4, Class A2	Aaa	5.361%	09/15/39	460	464,387
Ser. 2006-C5, Class A2	Aaa	5.246%	12/15/39	3,810	3,778,570
Ser. 2007-C1, Class A2	Aaa	5.268%	02/15/40	7,430	7,391,614
CS First Boston Mortgage Securities Corp.
Ser. 2005-C3, Class A3	Aaa	4.645%	07/15/37	3,950	3,878,988
Ser. 2005-C5, Class A4	AAA(c)	5.100%	08/15/38	2,400	2,336,183
GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4(a)	AAA(c)	5.515%	03/10/44	4,300	4,088,578
Greenwich Capital Commercial Funding Corp.
Ser. 2005-GG5, Class A5(a)	Aaa	5.224%	04/10/37	4,900	4,609,516
Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	6,010	5,968,466
GS Mortgage Securities Corp. II, Ser. 2007-GG10, Class A2(a)	Aaa	5.778%	08/10/45	5,000	5,015,693
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	9,300	9,419,498
Ser. 2006-CB14, Class A4(a)	Aaa	5.481%	12/12/44	5,000	4,695,463
Ser. 2006-LDP9, Class A2	Aaa	5.134%	05/15/47	1,985	1,904,188
Ser. 2007-CB19, Class A2(a)	Aaa	5.815%	02/12/49	470	473,590
Ser. 2007-LD11, Class A2	Aaa	5.992%	06/15/49	4,190	4,200,760
Ser. 2007-LDPX, Class A2	Aaa	5.434%	01/15/49	3,285	3,118,118

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

LB-UBS Commercial Mortgage Trust
Ser. 2003-C8, Class A3	Aaa	4.830%	11/15/27	3,375	3,461,309
Ser. 2004-C8, Class A6(a)	Aaa	4.799%	12/15/29	4,200	3,709,953
Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	7,126	6,918,587
Ser. 2007-C1, Class A2	AAA(c)	5.318%	02/15/40	6,000	5,999,170
Merrill Lynch Mortgage Trust
Ser. 2005-CIP1, Class A4(a)	Aaa	5.047%	07/12/38	3,100	2,958,608
Ser. 2006-C1, Class A4(a)	AAA(c)	5.840%	05/12/39	7,920	7,434,863
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 2006-2, Class A4	Aaa	6.104%	06/12/46	2,325	2,187,051
Ser. 2007-8, Class A2(a)	AAA(c)	6.119%	08/12/49	4,400	4,331,238
Ser. 2007-9, Class A2	AAA(c)	5.590%	09/12/49	5,415	5,360,094
Morgan Stanley Capital Group, Inc.
Ser. 2006-IQ12, Class AAB	AAA(c)	5.325%	12/15/43	1,400	1,353,511
Ser. 2006-T23, Class A3(a)	AAA(c)	5.981%	08/12/41	1,318	1,246,978
Ser. 2006-T23, Class A4(a)	AAA(c)	5.984%	08/12/41	6,100	5,983,345
Morgan Stanley Capital I, Ser. 2006-IQ12, Class ANM	AAA(c)	5.310%	12/15/43	5,500	5,487,205
PNC Mortgage Acceptance Corp., Ser. 2001-C1, Class A1	Aaa	5.910%	03/12/34	98	98,036
Wachovia Bank Commercial Mortgage Trust
Ser. 2003-C9, Class A3	AAA(c)	4.608%	12/15/35	4,075	4,173,488
Ser. 2005-C18, Class APB	Aaa	4.807%	04/15/42	1,500	1,537,412
Ser. 2005-C22, Class A3(a)	Aaa	5.459%	12/15/44	2,800	2,792,264
Ser. 2006-C25, Class A4(a)	Aaa	5.926%	05/15/43	6,000	5,766,190
Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	5,000	5,019,385
Ser. 2007-C33, Class A2(a)	Aaa	6.055%	02/15/51	5,000	5,009,170
Ser. 2007-C34, Class A2	Aaa	5.569%	05/15/46	3,600	3,601,067

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $176,493,036)					194,586,411

CORPORATE BONDS — 45.4%
Aerospace & Defense — 0.9%
BAE Systems Holdings, Inc., Gtd. Notes, 144A(d)	Baa2	6.375%	06/01/19	1,350	1,489,604
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%	02/15/20	2,545	2,625,241
L-3 Communications Corp., Gtd. Notes	Ba2	7.625%	06/15/12	4,110	4,166,513
L-3 Communications Corp., Sr. Notes, 144A	Baa2	5.200%	10/15/19	1,440	1,443,600
Transdigm, Inc., Sr. Sub. Notes, 144A	B3	7.750%	07/15/14	2,245	2,180,456

					11,905,414

Airlines — 1.2%
American Airlines Pass-Through Trust 2001-01, Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,750	2,530,000
Continental Airlines, Inc., Pass-thru Certs.
Ser. 2000-1, Class A-1	Baa2	7.487%	10/02/10	7,954	7,794,920
Ser. 2000-1, Class A-1(b)	Baa2	6.703%	06/15/21	3	2,664
Ser. 2001-1, Class A-1	Ba1	7.373%	12/15/15	1,039	862,725
Ser. A(d)	Baa1	5.983%	04/19/22	1,850	1,748,250
Delta Air Lines, Inc., Pass-thru Certs., Ser. 071A(d)	Baa1	6.821%	08/10/22	1,624	1,501,994
United Airlines, Inc., Pass-thru Certs., Ser. 2007-1, Class A	Ba1	6.636%	07/02/22	1,183	982,161

					15,422,714

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Banking — 6.6%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cyprus), Notes, 144A, MTN	Ba1	8.200%	06/25/12	1,500	1,442,550
American Express Co., Sr. Unsec’d. Notes(d)	A3	8.125%	05/20/19	2,785	3,293,794
Bank of America Corp., Jr. Sub. Notes(a)	B3	8.000%	12/29/49	3,500	3,111,850
Bank of America Corp., Sr. Unsec’d. Notes, Ser. L, MTN	A2	5.650%	05/01/18	1,420	1,402,094
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	790	757,856
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	6.750%	05/22/19	1,600	1,789,496
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,575	1,798,716
Capital One Financial Corp., Sub. Notes	Baa2	6.150%	09/01/16	700	687,396
Chuo Mitsui Trust & Banking Co., Ltd. (Japan), Jr. Sub. Notes, 144A(a)	A2	5.506%	12/29/49	3,050	2,562,000
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	2,050	2,035,342
Citigroup, Inc., Sr. Unsec’d. Notes(d)	A3	8.125%	07/15/39	4,120	4,611,883
Citigroup, Inc., Sr. Unsec’d Notes	A3	8.500%	05/22/19	1,375	1,552,148
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.800%	06/07/12	3,670	3,871,498
Depfa ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	3,065	2,308,598
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes	A1	6.150%	04/01/18	1,900	1,998,635
Goldman Sachs Group, Inc. , Sr. Unsec’d. Notes	A1	5.950%	01/18/18	1,550	1,608,081
Goldman Sachs Group, Inc., Sr. Unsec’d. Notes(d)	A1	6.250%	09/01/17	3,195	3,379,010
Goldman Sachs Group, Inc. , Sub. Notes	A2	6.750%	10/01/37	440	454,094
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%	05/02/36	995	1,077,948
HSBC Holdings PLC (United Kingdom), Sub. Notes(d)	A1	6.500%	09/15/37	2,255	2,439,055
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.800%	06/01/38	2,035	2,283,492
HSBK Europe BV (Netherlands), Gtd. Notes., 144A	Ba2	7.250%	05/03/17	2,230	1,817,450
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A(a)	Baa2	7.250%	08/29/49	2,380	1,927,088
ICICI Bank Ltd. (Singapore), Notes, 144A	Baa2	5.750%	11/16/10	2,500	2,546,803
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(a)	A2	7.900%	04/29/49	2,180	2,093,170
JPMorgan Chase & Co., Sr. Unsec’d. Notes(e)	Aa3	6.300%	04/23/19	3,250	3,548,113
KBC Bank Funding Trust III, Gtd. Notes, 144A(a)	Caa1	9.860%	11/29/49	5,000	3,450,000
Krung Thai Bank PCL (Thailand), Sub. Notes(a)	Baa3	7.378%	10/29/49	1,590	1,442,992
Merrill Lynch & Co., Inc., Notes, MTN(d)	A2	6.875%	04/25/18	2,860	3,007,853
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.050%	08/15/12	1,500	1,599,731
Merrill Lynch & Co., Inc., Sub. Notes	A3	6.110%	01/29/37	275	261,568
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E(d)	A2	5.450%	01/09/17	4,035	4,040,633
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	2,635	2,590,993
Sumitomo Mitsui Banking Corp. (Japan), Sub. Notes, 144A(a)(d)	Aa3	5.625%	07/29/49	6,380	6,065,364
Wachovia Bank NA, Sub. Notes(d)	Aa3	6.600%	01/15/38	1,300	1,426,992
Woori Bank (South Korea), Notes, 144A	A2	7.000%	02/02/15	1,965	2,118,973

					82,403,259

Brokerage — 0.2%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A(d)	A(c)	6.625%	08/15/19	1,360	1,379,033
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(f)	NR	6.875%	05/02/18	2,740	486,350

					1,865,383

Building Materials & Construction — 0.9%
KB Home, Gtd. Notes	B1	6.375%	08/15/11	447	451,470
Lennar Corp., Gtd. Notes, Ser. B	B3	5.950%	10/17/11	3,060	3,060,000
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	08/15/13	2,600	2,664,347
Toll Brothers Finance Corp., Gtd. Notes	Ba1	5.150%	05/15/15	4,695	4,514,731

					10,690,548

Cable — 1.7%
AT & T Broadband, Gtd. Notes	Baa1	9.455%	11/15/22	1,065	1,368,523
British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A	Baa1	6.100%	02/15/18	210	226,222
Cablevision Systems Corp., Sr. Notes, 144A	B1	8.625%	09/15/17	3,175	3,278,187
COX Communications, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,892,647; purchased date 02/12/09)(g)	Baa3	8.375%	03/01/39	1,900	2,343,793
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A	Ba2	4.750%	10/01/14	3,100	3,100,000
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes	Ba2	8.375%	03/15/13	3,575	3,673,312
TCI Communications, Inc., Sr. Unsec’d. Notes	Baa1	7.875%	02/15/26	750	877,915
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.850%	05/01/17	1,420	1,497,173
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	06/15/39	2,825	3,055,057
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%	02/14/14	1,115	1,299,329

					20,719,511

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Capital Goods — 1.7%
American Standard, Inc., Gtd. Notes	BBB+(c)	7.625%	02/15/10	3,800	3,869,764
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A	B2	8.625%	08/01/15	1,300	1,248,000
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 144A	A3	4.625%	09/11/15	4,960	4,923,058
Interline Brands, Inc., Gtd. Notes	B3	8.125%	06/15/14	1,685	1,651,300
Rockwell Automation, Inc., Sr. Unsec’d. Notes	A3	5.200%	01/15/98	6,500	5,086,425
Textron, Inc., Sr. Notes	Baa3	7.250%	10/01/19	2,050	2,077,343
Waste Management, Inc., Sr. Unsec’d. Notes	Baa3	7.650%	03/15/11	2,100	2,250,862

					21,106,752

Chemicals — 0.8%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	5.900%	02/15/15	750	769,787
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	2,050	2,267,810
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	8.550%	05/15/19	2,450	2,754,158
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	9.400%	05/15/39	1,450	1,785,797
Union Carbide Chemical & Plastics Co., Gtd. Notes	Ba2	7.875%	04/01/23	3,058	2,651,161

					10,228,713

Consumer — 0.1%
Realogy Corp., Gtd. Notes, PIK	Ca	11.000%	04/15/14	2,242	1,479,656

Electric — 4.1%
AES Corp. (The), Sr. Sec’d. Notes, 144A	Ba3	8.750%	05/15/13	2,762	2,813,788
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa1	5.700%	03/15/13	2,950	3,151,892
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	1,000	1,078,238
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	6.300%	02/01/14	3,400	3,761,342
EDP Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A	A3	6.000%	02/02/18	600	648,503
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	2,325	2,037,479
Empresa Nacional de Electricidad SA (Chile), Unsub. Notes	Baa3	8.350%	08/01/13	625	721,381
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	3,200	3,182,816
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	06/15/12	750	831,796
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	1,150	1,290,558
Enersis SA (Chile), Sr. Unsec’d. Notes	Baa3	7.375%	01/15/14	3,700	4,082,154
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	500	518,302
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.200%	10/01/17	1,930	2,106,332
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,900	1,939,258
FirstEnergy Solutions Corp., Gtd. Notes, 144A	Baa2	6.050%	08/15/21	1,750	1,808,391
Korea East-West Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A2	4.875%	04/21/11	1,700	1,723,305
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(d)	A2	6.250%	06/17/14	5,295	5,632,477
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	1,385	1,409,238
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	1,345	1,235,916
North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	10.875%	06/01/16	1,600	1,648,000
Oncor Electric Delivery Co., First Mtge. Bonds	Baa1	6.800%	09/01/18	1,460	1,679,901
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.000%	05/01/10	3,535	3,658,725
Sierra Pacific Power Co., Genl. Ref. Mtge., Ser. P	Baa3	6.750%	07/01/37	125	137,596
Transalta Corp. (Canada), Sr. Unsec’d. Notes	Baa2	6.650%	05/15/18	1,953	1,970,757
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	1,947	2,082,320

					51,150,465

Energy - Integrated — 0.5%
Cenovus Energy, Inc. (Canada), Sr. Notes, 144A(d)	Baa2	6.750%	11/15/39	3,325	3,582,797
Hess Corp., Sr. Unsec’d. Notes(d)	Baa2	8.125%	02/15/19	500	600,673
Western Oil Sand, Inc. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	1,900	2,151,213

					6,334,683

Energy - Other — 1.5%
Dolphin Energy Ltd. (Uae), Sr. Sec’d. Notes, 144A	Aa3	5.888%	06/15/19	3,885	3,933,563
GS Caltex Corp. (South Korea), Sr. Unsec’d. Notes, 144A	Baa2	7.750%	07/25/11	3,250	3,465,832
Halliburton Co., Sr. Unsec’d. Notes	A2	7.450%	09/15/39	1,500	1,900,657
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	320	313,600
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	1,190	1,158,510
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,750	1,670,048
Valero Energy Corp., Gtd. Notes(d)	Baa2	9.375%	03/15/19	1,500	1,747,911
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	04/15/13	4,107	4,469,090

					18,659,211

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Foods — 1.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A	Baa2	6.875%	11/15/19	2,200	2,484,929
Constellation Brands, Inc., Gtd. Notes, Ser. B	B2	8.125%	01/15/12	2,678	2,678,000
Del Monte Corp., Sr. Sub. Notes, 144A	B1	7.500%	10/15/19	2,175	2,196,750
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	2,770	2,935,311
Ralcorp Holdings, Inc., Sr. Notes, 144A	Baa3	6.625%	08/15/39	2,825	2,975,185
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	850	854,250
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	1,000	1,020,000
Tyson Foods, Inc., Sr. Unsec’d. Notes	B2	8.250%	10/01/11	2,050	2,152,500
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	1,705	1,865,891

					19,162,816

Gaming — 0.3%
MGM Mirage, Sr. Sec’d. Notes, 144A(d)	B1	10.375%	05/15/14	1,115	1,190,263
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	11.125%	11/15/17	1,115	1,218,137
Peninsula Gaming LLC, Sr. Sec’d. Notes, 144A	Ba2	8.375%	08/15/15	945	945,000
Peninsula Gaming LLC, Sr. Unsec’d. Notes, 144A	B3	10.750%	08/15/17	945	949,725

					4,303,125

Healthcare & Pharmaceutical — 2.0%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.250%	12/15/12	525	506,625
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A	B1	12.375%	11/01/14	1,650	1,761,375
Carefusion Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.375%	08/01/19	1,525	1,653,951
Express Scripts, Inc., Gtd. Notes	Baa3	6.250%	06/15/14	3,450	3,791,360
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.650%	05/15/18	4,000	4,381,988
HCA, Inc., Sr. Unsec’d. Notes, MTN	Caa1	8.700%	02/10/10	1,700	1,708,281
Hospira, Inc., Sr. Unsec’d. Notes	Baa3	5.550%	03/30/12	2,500	2,652,915
McKesson Corp., Sr. Unsec’d. Notes	Baa3	6.500%	02/15/14	2,800	3,069,206
Schering-Plough Corp., Sr. Unsec’d. Notes(d)	Baa1	5.550%	12/01/13	2,735	2,994,259
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	2,500	2,550,000

					25,069,960

Healthcare Insurance — 0.9%
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.750%	12/15/37	1,900	2,005,049
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	03/15/17	2,125	2,022,260
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	4,025	3,881,243
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	2,610	2,724,605
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	06/15/37	760	789,906
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	195	208,392

					11,631,455

Insurance — 2.1%
ACE Ina Holdings, Inc., Gtd. Notes	A3	5.700%	02/15/17	1,135	1,224,272
Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.500%	08/01/16	2,475	2,586,536
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	1,820	1,515,676
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.050%	10/01/15	315	233,426
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.850%	01/16/18	3,700	2,678,830
Axis Capital Holdings, Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,350	3,391,369
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	1,265	1,463,057
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	Aa3	8.875%	06/01/39	1,200	1,470,639
MetLife, Inc., Sr. Unsec’d. Notes(d)	A2	7.717%	02/15/19	2,000	2,354,552
Travelers Cos., Inc. , Sr. Unsec’d. Notes, MTN	A2	6.250%	06/15/37	1,140	1,285,831
XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes	Baa2	6.500%	01/15/12	6,820	6,973,907
XL Capital Ltd. (Cayman Islands), Jr. Sub. Notes, Ser. E(a)	Ba1	6.500%	12/31/49	1,880	1,353,600
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	140	137,434

					26,669,129

Lodging — 0.7%
Felcor Lodging LP, Sr. Sec’d. Notes(a)	Caa1	3.135%	12/01/11	1,800	1,782,000
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	10.000%	10/01/14	2,350	2,273,625
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	3,060	3,174,750
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	980	965,300

					8,195,675

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Media & Entertainment — 2.4%
CBS Corp., Gtd. Notes	Baa3	8.200%	05/15/14		4,800	5,225,453
Historic Tw, Inc., Gtd. Notes	Baa2	6.625%	05/15/29		225	230,870
News America, Inc., Gtd. Notes, 144A(d)	Baa1	6.900%	08/15/39		600	638,750
News America, Inc., Gtd. Notes	Baa1	7.625%	11/30/28		1,415	1,467,542
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	4.950%	04/01/14		7,000	6,735,687
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Baa3	8.600%	08/15/16		4,750	5,003,184
Time Warner Cos., Inc., Gtd. Notes	Baa2	6.950%	01/15/28		2,153	2,269,919
Time Warner Cos., Inc., Gtd. Notes	Baa2	7.250%	10/15/17		1,440	1,623,747
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15		3,545	3,535,708
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	10/05/37		1,240	1,316,543
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.875%	04/30/36		580	612,709
Vivendi (France), Notes, 144A	Baa2	5.750%	04/04/13		2,000	2,075,480

						30,735,592

Metals — 1.5%
Arcelormittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18		1,550	1,526,992
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17		2,095	2,228,556
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39		2,025	2,011,260
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baa1	9.000%	05/01/19		2,785	3,418,794
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes(d)	Ba2	9.750%	05/15/14		1,400	1,540,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Ba2	10.250%	05/15/16		500	565,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Ba2	10.750%	05/15/19		1,800	2,092,500
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	7.000%	02/01/18		2,000	1,920,744
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.500%	11/16/11		3,430	3,567,046

						18,870,892

Non-Captive Finance — 2.7%
Block Financial LLC, Gtd. Notes	Baa1	7.875%	01/15/13		5,700	6,178,424
Bosphorus Financial Services Ltd. (Cayman Islands), Sr. Sec’d. Notes, MTN(a)(b)	A3	2.240%	02/15/12		1,391	1,224,723
GATX Corp., Notes	Baa1	4.750%	10/01/12		1,500	1,509,116
General Electric Capital Australia Funding Pty Ltd. (Australia), Gtd. Notes, MTN	Aa2	6.000%	04/15/15	AUD	4,440	3,622,772
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%	01/14/38		1,675	1,536,109
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN(d)(h)	Aa2	6.000%	08/07/19		7,275	7,380,058
Nelnet, Inc., Jr. Sub. Notes(a)	Ba2	7.400%	09/29/36		6,500	4,752,599
Preferred Term Securities X, Sr. Sec’d. Notes, 144A(a)(b)	A2	1.324%	07/03/33		3,200	1,504,187
SLM Corp., Sr. Unsec’d. Notes, MTN(d)	Ba1	5.050%	11/14/14		4,150	3,050,636
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18		3,200	2,552,000

						33,310,624

Packaging — 0.4%
Ball Corp., Gtd. Notes	Ba1	7.125%	09/01/16		1,320	1,346,400
Greif, Inc., Sr. Notes, 144A	Ba2	7.750%	08/01/19		3,505	3,610,150

						4,956,550

Paper — 1.0%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(d)	B2	8.125%	05/15/11		3,965	4,113,688
Graphic Packaging International, Inc., Gtd. Notes, 144A(d)	B3	9.500%	06/15/17		1,750	1,859,375
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.500%	08/15/21		1,650	1,748,282
MeadWestvaco Corp., Sr. Unsec’d. Notes	Ba1	7.375%	09/01/19		4,400	4,609,220

						12,330,565

Pipelines & Other — 0.4%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.500%	09/01/39		2,975	3,026,378
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.500%	06/01/16		2,275	2,514,883

						5,541,261

Railroads — 0.1%
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	5.750%	11/15/17		1,450	1,554,409

Real Estate Investment Trusts — 1.4%
Country Garden Holdings Co. (Cayman Islands), Sr. Notes, 144A	Ba3	11.750%	09/10/14		1,220	1,207,800
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14		2,900	2,905,580
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12		2,300	2,207,195
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	6.750%	08/15/19		1,545	1,504,804
Simon Property Group LP, Sr. Unsec’d. Notes(d)	A3	5.300%	05/30/13		3,400	3,476,099
Simon Property Group LP, Sr. Unsec’d. Notes	A3	10.350%	04/01/19		1,685	2,096,901
Wea Finance LLC / Wt Finance AUST Pty Ltd., Gtd. Notes, 144A(d)	A2	5.750%	09/02/15		4,000	4,025,600

						17,423,979

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Retailers — 0.8%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	3,350	3,407,697
Gamestop Corp. / Gamestop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	3,325	3,433,062
Target Corp., Sr. Unsec’d. Notes	A2	6.500%	10/15/37	800	895,085
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	1,870	2,188,603

					9,924,447

Structured Notes — 1.3%
Dow Jones CDX North America High Yield, Pass-thru Certs., 144A
Ser. 5-T3	Caa3	8.250%	12/29/10	7,488	7,722,077
Ser. 6-T1	Caa3	8.625%	06/29/11	8,570	9,190,789

					16,912,866

Technology — 1.6%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	5,785	5,792,231
Arrow Electronics, Inc., Sr. Unsec’d. Notes	Baa3	6.000%	04/01/20	3,400	3,397,351
FISERV, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,600	1,734,139
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	121	128,988
Oracle Corp., Sr. Unsec’d. Notes(d)	A2	6.125%	07/08/39	2,800	3,152,800
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	2,115	2,115,000
SunGard Data Systems, Inc., Gtd. Notes(d)	Caa1	10.250%	08/15/15	2,610	2,662,200
Xerox Corp., Sr. Unsec’d. Notes	Baa2	5.500%	05/15/12	870	912,248

					19,894,957

Telecommunications — 3.2%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	2,500	2,537,500
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	3,915	4,878,239
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%	12/15/30	328	420,192
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	9,000	9,779,022
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	2,100	2,163,000
New Cingular Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	1,810	2,065,226
Qwest Corp., Sr. Unsec’d. Notes, 144A	Ba1	8.375%	05/01/16	1,100	1,138,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	3,300	3,473,250
Sprint Capital Corp., Gtd. Notes(d)	Ba2	7.625%	01/30/11	3,735	3,823,706
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.875%	10/01/10	3,400	3,494,898
Telefonica Emisiones Sau (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	5	5,917
Verizon Communications, Inc., Sr. Unsec’d. Notes(d)	A3	6.350%	04/01/19	900	993,840
Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 144A	A2	8.500%	11/15/18	2,960	3,695,951
Windstream Corp., Sr. Notes, 144A	Ba3	7.875%	11/01/17	1,625	1,616,875

					40,086,116

Tobacco — 0.9%
Altria Group, Inc., Gtd. Notes(d)	Baa1	9.250%	08/06/19	1,480	1,808,495
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	345	428,509
Altria Group, Inc., Gtd. Notes(d)(e)	Baa1	9.950%	11/10/38	5,055	6,872,758
Lorillard Tobacco Co., Sr. Unsec’d. Notes	Baa2	8.125%	06/23/19	2,075	2,354,862

					11,464,624

TOTAL CORPORATE BONDS (cost $554,631,738)					570,005,351

FOREIGN AGENCIES — 2.2%
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN	A1	6.850%	07/02/37	5,930	5,229,074
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A1	6.850%	07/02/37	1,450	1,275,259
Export-Import Bank of Korea (South Korea)	A2	5.875%	01/14/15	2,230	2,350,980
Export-Import Bank of Korea (South Korea)	A2	8.125%	01/21/14	820	939,295
GAZ Capital SA (Luxembourg), Notes, 144A	Baa1	8.125%	07/31/14	2,810	3,006,700
GAZ Capital SA (Luxembourg), Sec’d. Notes	Baa1	9.250%	04/23/19	2,055	2,293,894
GAZ Capital SA (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.510%	03/07/22	4,740	4,343,262
Gazprom International SA (Luxembourg), Gtd. Notes, 144A	BBB+(c)	7.201%	02/01/20	1,671	1,721,500
Gazstream SA For Gazprom OAO (Luxembourg), Gtd. Notes	Baa1	5.625%	07/22/13	629	636,464
National Power Corp. (Philippines), Gtd. Notes., 144A(a)	BB-(c)	4.657%	08/23/11	1,530	1,568,250
Petronas Capital Ltd. (Malaysia), Gtd. Notes, 144A	A1	7.000%	05/22/12	1,160	1,276,160
TDIC Finance Ltd. (Cayman Islands), Gtd. Notes, 144A, MTN	Aa2	6.500%	07/02/14	2,365	2,537,619

TOTAL FOREIGN AGENCIES (cost $24,273,969)					27,178,457

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

FOREIGN GOVERNMENT BONDS — 1.2%
Government of Hungary (Hungary), Ser. 15/A	Baa1	8.000%	02/12/15	HUF	693,400	3,819,529
Government of Jamaica (Jamaica)	B2	11.000%	07/27/12	EUR	620	920,891
Peru Government International Bond (Cayman Islands), Sr. Sec’d. Notes, 144A(i)	Ba1	zero	05/31/18		1,713	1,297,960
Poland Government International Bond (Poland)(d)	A2	6.375%	07/15/19		1,550	1,741,301
Republic of Panama (Panama)	Ba1	9.375%	07/23/12		1,295	1,520,977
Republic of Poland (Poland), Ser. 1015	A2	6.250%	10/24/15	PLN	9,910	3,519,958
Republic of Uruguay (Uruguay)	Ba3	7.250%	02/15/11		660	698,280
South Africa Government International Bond (South Africa)	A3	7.375%	04/25/12		600	658,500
Ukraine Government International Bond (Ukraine)	B2	6.385%	06/26/12		1,340	1,175,984

TOTAL FOREIGN GOVERNMENT BONDS (cost $15,100,139)						15,353,380

MUNICIPAL BONDS — 0.5%
New Jersey State Turnpike Authority Rev., Build America Bonds, Ser. F	A3	7.414%	01/01/40		2,050	2,536,219
State of California, Build America Bonds	Baa1	7.550%	04/01/39		2,205	2,460,096
University of California Rev., Build America Bonds	Aa1	5.770%	05/15/43		1,400	1,503,278

TOTAL MUNICIPAL BONDS (cost $5,491,385)						6,499,593

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.1%
ACE Securities Corp., Ser. 2004-FM1, Class M1(a)	Aa2	1.146%	09/25/33		2,318	1,749,381
Ameriquest Mortgage Securities, Inc.
Ser. 2001-2, Class M3(a)	Baa2	3.171%	10/25/31		719	409,830
Ser. 2003-AR3, Class M6(a)(b)	Ba3	5.871%	10/25/33		1,600	210,083
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(a)	CC(c)	1.596%	10/25/32		134	10,348
Argent Securities, Inc., Ser. 2003-W2, Class M4(a)	Baa1	5.871%	09/25/33		2,400	1,162,254
Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1(a)	Aa2	0.946%	08/25/33		2,592	1,769,570
Asset Backed Securities Corp. Home Equity, Ser. 2003- HE3, Class M1(a)	Aa3	1.488%	06/15/33		2,043	1,392,718
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2(a)	Ca	3.621%	03/25/33		348	24,139
Centex Home Equity, Ser. 2004-B, Class AF6	Aaa	4.186%	03/25/34		1,300	1,084,930
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-RES1, Class M3(a)	A3	1.326%	11/25/34		427	226,605
Countrywide Asset-Backed Certificates, Ser. 2004-12, Class MV3(a)	Aa3	0.906%	03/25/35		2,670	967,181
CS First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2(a)	B2	2.496%	08/25/32		168	18,918
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34		1,504	1,195,930
FBR Securitization Trust, Ser. 2005-2, Class M1(a)	A1	0.726%	09/25/35		3,600	2,130,677
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF6, Class M2(a)	A1	0.686%	05/25/36		2,575	616,230
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.296%	12/25/33		385	261,152
HFC Home Equity Loan Asset Backed Certificates
Ser. 2004-1, Class A(a)	Aaa	0.596%	09/20/33		2,138	1,890,407
Ser. 2004-1, Class M(a)	Aa2	0.766%	09/20/33		1,937	1,626,136
Ser. 2006-1, Class M1(a)	Aa1	0.526%	01/20/36		1,276	1,016,955
Ser. 2006-2, Class A1(a)	Aaa	0.396%	03/20/36		355	299,190
Ser. 2006-2, Class A2(a)	Aaa	0.426%	03/20/36		431	353,432
IXIS Real Estate Capital Trust, Ser. 2006-HE1, Class A4(a)	Caa2	0.546%	03/25/36		3,200	1,117,057
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	0.746%	02/25/34		4,250	2,750,138
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-OPT1, Class A1A(a)	AAA(c)	0.506%	06/25/35		3,249	2,005,583
Morgan Stanley ABS Capital I
Ser. 2002-NC6, Class M2(a)	B3	3.396%	11/25/32		174	28,616
Ser. 2003-HE1, Class M1(a)	Aa2	1.446%	05/25/33		2,187	1,467,201
Ser. 2004-NC1, Class M1(a)	Aa2	0.946%	12/25/33		1,193	818,401
Ser. 2004-OP1, Class M1(a)	Aa1	0.826%	11/25/34		3,688	2,545,021
Ser. 2004-WMC1, Class M1(a)	Aa1	1.176%	06/25/34		3,176	2,240,147
Ser. 2004-WMC2, Class M1(a)	Aa1	1.161%	07/25/34		3,372	2,544,066
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.756%	02/25/35		3,680	2,274,753
Residential Asset Mortgage Products, Inc., Ser. 2004- RS12, Class MII2(a)(b)	Aa3	1.046%	12/25/34		1,624	1,384,946
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221%	02/25/34		1,000	690,970
Saxon Asset Securities Trust, Ser. 2002-3, Class M1(a)	Aaa	1.371%	12/25/32		911	662,988
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1(a)	Caa1	0.646%	11/25/35		2,000	104,697
Structured Asset Securities Corp., Ser. 2002-HF2, Class M3(a)(b)	CC(c)	3.246%	07/25/32		1,345	510,051

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $55,743,148)						39,560,701

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 14.6%
Federal Home Loan Mortgage Corporation	4.500%	02/01/19	1,362	1,438,482
Federal Home Loan Mortgage Corporation	5.000%	07/01/19 -05/01/34	3,189	3,392,950
Federal Home Loan Mortgage Corporation	5.500%	10/01/33 - 01/01/38	4,083	4,327,215
Federal Home Loan Mortgage Corporation	5.500%	TBA 30 YR	23,000	23,991,875
Federal Home Loan Mortgage Corporation	6.000%	11/01/33 - 06/01/34	4,840	5,143,502
Federal Home Loan Mortgage Corporation	6.500%	07/01/32 - 09/01/32	2,234	2,402,204
Federal Home Loan Mortgage Corporation	7.000%	10/01/32 - 11/01/33	4,062	4,465,255
Federal National Mortgage Association	4.000%	05/01/19 - 06/01/19	989	1,029,145
Federal National Mortgage Association	4.500%	06/01/18 - 02/01/35	11,114	11,722,135
Federal National Mortgage Association	5.000%	01/01/19 - 05/01/38	6,062	6,435,716
Federal National Mortgage Association(a)	5.224%	10/01/37	8,759	9,180,872
Federal National Mortgage Association	5.500%	12/01/16 - 12/01/37	18,923	20,022,487
Federal National Mortgage Association	6.000%	09/01/17 - 03/01/38	19,577	20,848,172
Federal National Mortgage Association	6.000%	TBA 30 YR	27,500	28,926,563
Federal National Mortgage Association	6.500%	12/01/14 - 10/01/37	18,053	19,378,103
Federal National Mortgage Association	7.000%	05/01/32 - 06/01/32	421	464,361
Government National Mortgage Association	5.500%	01/15/33 - 01/20/39	7,840	8,281,022
Government National Mortgage Association	6.000%	12/15/32 - 11/15/34	6,771	7,217,403
Government National Mortgage Association	6.500%	09/15/32 - 11/15/33	4,184	4,490,914
Government National Mortgage Association	7.500%	10/15/25 - 02/15/26	141	157,936

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $177,225,943)				183,316,312

U.S. GOVERNMENT TREASURY SECURITIES — 0.7%
United States Treasury Bonds	4.250%	05/15/39	3,175	3,284,636
United States Treasury Notes	2.375%	09/30/14	5,315	5,328,713

TOTAL U.S. GOVERNMENT TREASURY SECURITIES (cost $8,583,679)				8,613,349

TOTAL LONG-TERM INVESTMENTS (cost $1,112,192,986)				1,140,980,204

			Shares
SHORT-TERM INVESTMENTS — 16.9%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund — Short-Term Bond Series(j) (cost $164,700,915)			16,649,555	137,691,822
Dryden Core Investment Fund — Taxable Money Market Series(j)(k) (cost $74,040,337; includes $62,138,194 of cash collateral received for securities on loan)			74,040,337	74,040,337

TOTAL SHORT-TERM INVESTMENTS (cost $238,741,252)				211,732,159

TOTAL INVESTMENTS(l) — 107.8% (cost $1,350,934,238)				1,352,712,363

LIABILITIES IN EXCESS OF OTHER ASSETS(m) — (7.8)%				(97,291,712)

NET ASSETS — 100.0%				$1,255,420,651

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody's or Standard & Poor’s
PIK	Payment in Kind
TBA	To Be Announced
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard & Poor’s Rating
(d)	All or a portion of security is on loan. The aggregate market value of such securities is $60,558,144; cash collateral of $62,138,194 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(e)	Security segregated as collateral for swap contracts.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $1,892,647. The aggregate value of $2,343,793 is approximately 0.2% of net assets.
(h)	Security segregated as collateral for futures contracts.
(i)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.
(j)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	As of September 30, 2009, 1 security representing $510,051 and 0.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Unrealized Appreciation (Depreciation)(1)
Long Positions:
25	2 Yr. U.S. Treasury Notes	Dec. 2009	5,422,937	5,424,219	1,282
11	10 Yr. Euro Bonds	Dec. 2009	$1,956,423	$1,961,894	$5,471
249	10 Yr. U.S. Treasury Notes	Dec. 2009	29,246,004	29,463,703	217,699
665	U.S. Treasury Long Term Bonds	Dec. 2009	78,654,964	80,714,375	2,059,411

					2,283,863

Short Positions:
714	5 Yr. U.S. Treasury Notes	Dec. 2009	82,606,247	82,890,938	(284,691)
20	10 Yr. Australian Bonds	Dec. 2009	1,848,455	1,841,222	7,233

					(277,458)

					$2,006,405

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2009

Purchase Contracts:	Counterparty	Notional Amount(000)		Payable at Settlement Date	Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)(1)
British Pound, expiring 10/26/09	JPMorgan Chase & Co.	GBP	556	$912,088	$888,632	$(23,456)
British Pound, expiring 10/26/09	Citibank N.A.	GBP	392	628,000	626,834	(1,166)
Canadian Dollar, expiring 10/19/09	JPMorgan Chase & Co.	CAD	531	496,900	496,080	(820)
Canadian Dollar, expiring 10/19/09	Deutsche Bank Securities Corp.	CAD	826	774,289	771,561	(2,728)
Euro, expiring 10/26/09	Citibank N.A.	EUR	547	807,935	800,685	(7,250)
Euro, expiring 10/26/09	Morgan Stanley	EUR	513	751,100	750,254	(846)
New Zealand Dollar, expiring 10/21/09	Citibank N.A.	NZD	970	686,200	699,322	13,122
Norwegian Krone, expiring 10/22/09	Morgan Stanley	NOK	7,541	1,291,683	1,304,708	13,025
Swedish Krona, expiring 10/22/09	Morgan Stanley	SEK	8,807	1,294,981	1,263,465	(31,516)

						$(41,635)

Sales Contracts:	Counterparty	Notional Amount(000)		Receivable at Settlement Date	Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)(1)
Australian Dollar, expiring 10/21/09	UBS - Warburg LLC	AUD	2,539	$2,197,146	$2,235,815	$(38,669)
British Pound, expiring 10/26/09	Warburg Dillon Read	GBP	359	584,700	574,204	10,496
British Pound, expiring 10/26/09	Morgan Stanley	GBP	390	625,900	622,870	3,030
Hungarian Forint, expiring 10/22/09	UBS - Warburg LLC	HUF	476,136	2,583,141	2,575,879	7,262
Polish Zloty, expiring 10/22/09	UBS - Warburg LLC	PLN	6,992	2,481,167	2,432,035	49,132

						31,251

						$(10,384)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)(c)
Deutsche Bank, AG(a)	7/21/2012	GBP	32,400	4.345%	3 month LIBOR	$265,610
Deutsche Bank, AG(a)	8/12/2012	GBP	40,000	4.360%	3 month LIBOR	305,612
Citibank, N.A.(b)	8/15/2016		$14,325	3.192%	3 month LIBOR	(5,022)
Citibank, N.A.(b)	2/15/2025		21,420	4.098%	3 month LIBOR	(618,496)

						$(52,296)

(a)	Portfolio pays the floating rate and receives the fixed rate.
(b)	Portfolio pays the fixed rate and receives the floating rate.
(c)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Credit default swap agreements outstanding as of September 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(6)
Credit default swaps on Corporate Issues — Buy Protections(1):

Barclays Bank PLC	3/20/2014	$3,000	5.000%	Cooper Tire & Rubber Co. 7.625%, due 03/15/2027	$(81,453)	$663,543	$(744,996)
Citibank, N.A.	3/20/2012	6,900	5.000%	XL Capital Ltd. 5.250%, due 09/15/2014	(587,919)	(345,314)	(242,605)
Citibank, N.A.	6/20/2014	5,000	0.700%	United Parcel Service, Inc. 8.375%, due 04/1/2030	(80,646)	—	(80,646)
Citibank, N.A.	6/20/2014	4,800	1.000%	CBS Corp. 4.625%, due 05/15/2018	101,453	356,112	(254,659)
Credit Suisse International	12/20/2012	1,500	1.000%	Gatx Corp. 5.500%, due 2/15/2012	14,062	16,198	(2,136)
Credit Suisse International	3/20/2015	4,695	1.000%	Toll Brothers Financial Corp. 5.150%, due 05/15/2015	41,729	40,101	1,628
Deutsche Bank, AG	6/20/2012	3,060	5.000%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/2012	(190,529)	(88,745)	(101,784)
Deutsche Bank, AG	9/20/2013	2,600	1.000%	Masco Corp. 6.125%, due 10/03/2016	83,631	97,652	(14,021)
Deutsche Bank, AG	3/20/2014	980	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 05/01/2012	(167,291)	—	(167,291)
Deutsche Bank, AG	3/20/2018	3,700	3.700%	American International Group, Inc. 5.850%, due 01/16/2018	664,339	—	664,339
Deutsche Bank, AG	6/20/2014	7,000	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	339,583	532,510	(192,927)
Deutsche Bank, AG	12/20/2012	4,400	1.000%	Block Financial LLC 5.125%, due 10/30/2014	(83,570)	(54,539)	(29,031)
Goldman Sachs International, Inc.	12/20/2011	3,060	1.000%	Lennar Corp. 6.500%, due 04/15/2016	79,207	124,820	(45,613)
Goldman Sachs International, Inc.	3/20/2014	3,400	6.600%	Simon Propery Group L.P. 5.250%, due 12/01/2016	(738,096)	—	(738,096)
Goldman Sachs International, Inc.	3/20/2014	3,400	0.700%	Duke Energy Corp. 5.650%, due 06/15/2013	(39,458)	—	(39,458)
JPMorgan Chase Bank	6/20/2014	4,150	5.000%	SLM Corp. 5.125%, due 08/27/2012	489,130	764,522	(275,392)
JPMorgan Chase Bank	6/20/2016	3,400	1.500%	Embarq Holdings Co. LLC 7.082%, due 06/01/2016	(181,659)	—	(181,659)
JPMorgan Chase Bank	9/20/2016	4,750	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 04/01/2014	376,368	588,840	(212,472)
JPMorgan Chase Bank	9/20/2019	4,400	1.000%	MeadWestvaco Corp. 7.950%, due 02/15/2031	19,156	86,346	(67,190)
Merrill Lynch Capital Services, Inc.	9/20/2016	1,000	1.730%	Tyson Foods, Inc. 7.850%, due 04/01/16	17,969	—	17,969
Morgan Stanley Capital Services, Inc.	6/20/2013	3,700	1.650%	Itraxx Euro zero, due 06/20/13	(138,277)	(126,361)	(11,916)
Morgan Stanley Capital Services, Inc.	12/20/2019	3,400	1.000%	Arrow Electronics, Inc. 6.875%, due 06/01/2018	(43,079)	(27,686)	(15,393)

					$(105,350)	$2,627,999	$(2,733,349)

Counterparty	Termination Date	Implied Credit Spread at September 30, 2009 (4)	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation(6)
Credit default swaps on Corporate Issues — Sell Protections(2):

Deutsche Bank, AG	3/20/2010	0.731%	$2,500	5.000%	Arcelor Mittal Co. 6.125%, due 06/01/2018	$54,311	$(115,761)	$170,072

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation(6)
Credit default swaps on Asset-Backed Issues — Buy Protections(1):

Merrill Lynch Capital Services, Inc.	3/25/2036	$1,000	3.720%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 2.746%, due 03/25/36	$974,424	$—	$974,424

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Counterparty	Termination Date	Notional Amount (000)#(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(5)	Upfront Premiums Paid/(Received)	Unrealized Depreciation(6)
Credit default swaps on Asset-Backed Issues — Sell Protections(2):

Merrill Lynch Capital Services, Inc.	3/25/2036	$1,000	9.000%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 2.746%, due 03/25/36	$(944,234)	—	$(944,234)

The Portfolio entered into credit default swaps as the protection seller on corporate issues and asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount up to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities up to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2009.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

DIVERSIFIED BOND PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$52,135,947	$—
Bank Loans	—	38,792,045	—
Collateralized Mortgage Obligations	—	4,938,658	—
Commercial Mortgage-Backed Securities	—	194,586,411	—
Corporate Bonds	—	570,005,351	—
Foreign Agencies	—	27,178,457
Foreign Government Bonds	—	15,353,380
Municipal Bonds	—	6,499,593	—
Residential Mortgage-Backed Securities	—	39,050,650	510,051
U.S. Government Mortgage-Backed Securities	—	183,316,312	—
U.S. Government Treasury Securities	—	8,613,349	—
Affiliated Mutual Funds	211,732,159	—	—

	$211,732,159	$1,140,470,153	$510,051
Other Financial Instruments*	2,006,405	(2,625,957)	30,190

Total	$213,738,564	$1,137,844,196	$540,241

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Residential Mortgage-Backed Securities	Other Financial Instruments*
Balance as of 12/31/08	$2,023,560	$—	$2,641,021
Realized gain (loss)	(1,642,574)	—	—	**
Change in unrealized appreciation (depreciation)	578,234	(72,860)	(2,610,831)
Earned amortization/accretion	—	3,449
Net purchases (sales)	(959,220)	—	—
Transfers in and/or out of Level 3	—	579,462	—

Balance as of 9/30/09	$—	$510,051	$30,190

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized gain earned during the period for other financial instruments was $2,544,297.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.1%

COMMON STOCKS — 39.5%

Aerospace & Defense — 0.4%
AAR Corp.*	2,900	$63,626
Moog, Inc. (Class A Stock)*	2,175	64,162
Precision Castparts Corp.	1,000	101,870
Teledyne Technologies, Inc.*	1,600	57,584
United Technologies Corp.	2,120	129,172

		416,414

Apparel — 0.1%
True Religion Apparel, Inc.*	4,237	109,865

Auto Components — 0.2%
Johnson Controls, Inc.	5,900	150,804

Automotive — 0.2%
Goodyear Tire & Rubber Co. (The)*	12,100	206,063

Banks
United Bankshares, Inc.	2,300	45,057

Beverages — 0.3%
PepsiCo, Inc.	4,800	281,568

Biotechnology — 1.2%
Amgen, Inc.*	3,700	222,851
Celgene Corp.*	5,100	285,090
Cubist Pharmaceuticals, Inc.*	1,114	22,503
Gilead Sciences, Inc.*	10,400	484,432
Regeneron Pharmaceuticals, Inc.*	1,501	28,969
Seattle Genetics, Inc.*	2,191	30,740
Vertex Pharmaceuticals, Inc.*	2,500	94,750

		1,169,335

Building & Construction — 0.1%
Watsco, Inc.	1,200	64,692

Business Services — 0.2%
ICON PLC, ADR (Ireland)*	2,907	71,192
URS Corp.*	2,100	91,665

		162,857

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	6,326	183,391
Charles Schwab Corp. (The)	11,000	210,650
Goldman Sachs Group, Inc. (The)	4,300	792,705
Jefferies Group, Inc.*	3,900	106,197
Morgan Stanley	7,600	234,688
TD Ameritrade Holding Corp.*	9,400	184,428

		1,712,059

Chemicals — 1.0%
Ashland, Inc.	900	38,898
Dow Chemical Co. (The)	8,400	218,988
Huntsman Corp.	13,941	127,002
Monsanto Co.	3,200	247,680
Praxair, Inc.	800	65,352
Scotts Miracle-Gro Co. (The) (Class A Stock)	2,100	90,195
Terra Industries, Inc.	2,840	98,463
Valspar Corp. (The)	2,200	60,522

		947,100

Commercial Banks — 0.3%
Astoria Financial Corp.	6,050	66,792
East West Bancorp, Inc.	500	4,150
First Commonwealth Financial Corp.	4,710	26,753
KeyCorp.	20,800	135,200
Trustmark Corp.	2,999	57,131

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

UMB Financial Corp.	705	28,510

		318,536

Commercial Services — 0.4%
Aaron’s, Inc.	2,500	66,000
Coinstar, Inc.*	2,828	93,267
GEO Group, Inc. (The)*	5,035	101,556
Ritchie Bros. Auctioneers, Inc. (Canada)	3,836	94,136
Sotheby’s	2,930	50,484

		405,443

Commercial Services & Supplies — 0.5%
Global Payments, Inc.	2,700	126,090
Monster Worldwide, Inc.*	2,895	50,605
Waste Connections, Inc.*	2,405	69,408
Waste Management, Inc.	8,700	259,434

		505,537

Communication Equipment — 1.1%
Cisco Systems, Inc.*	15,300	360,162
EMS Technologies, Inc.*	4,645	96,709
QUALCOMM, Inc.	13,300	598,234

		1,055,105

Computer Services & Software — 0.4%
ANSYS, Inc.*	2,395	89,741
Compellent Technologies, Inc.*	5,250	94,762
Informatica Corp.*	2,840	64,127
Netezza Corp.*	4,674	52,536
SRA International, Inc. (Class A Stock)*	3,300	71,247

		372,413

Computers
Radiant Systems, Inc.*	1,577	16,937

Computers & Peripherals — 1.4%
Apple, Inc.*	3,401	630,443
Dell, Inc.*	7,200	109,872
Hewlett-Packard Co.	5,500	259,655
International Business Machines Corp.	1,800	215,298
NetApp, Inc.*	5,300	141,404

		1,356,672

Construction — 0.1%
Granite Construction, Inc.	1,600	49,504

Consumer — 0.3%
Ticketmaster Entertainment, Inc.*	20,590	240,697

Consumer Finance — 0.2%
SLM Corp.*	23,000	200,560

Diversified Consumer Services — 0.5%
Career Education Corp.*	5,700	138,966
H&R Block, Inc.	17,100	314,298

		453,264

Diversified Financial Services — 0.5%
Broadpoint Gleacher Securities, Inc.*	3,505	29,232
Duff & Phelps Corp. (Class A Stock)	2,390	45,792
Eaton Vance Corp.	3,300	92,367
JPMorgan Chase & Co.	4,600	201,572
Raymond James Financial, Inc.	4,175	97,194
Student Loan Corp. (The)	900	41,760

		507,917

Electric — 0.3%
NRG Energy, Inc.*	9,900	279,081

Electric Utilities — 0.2%
Entergy Corp.	2,300	183,678

Electronic Components — 0.2%
DTS, Inc.*	3,545	97,062

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Universal Electronics, Inc.*	4,914	100,344

		197,406

Electronic Components & Equipment — 0.1%
A123 Systems, Inc.*	1,975	42,107
GrafTech International Ltd.*	3,855	56,669

		98,776

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.*	5,737	159,661
Checkpoint Systems, Inc.*	3,200	52,608
Coherent, Inc.*	3,800	88,616
FLIR Systems, Inc.*	5,200	145,444

		446,329

Energy Equipment & Services — 0.4%
Schlumberger Ltd. (Netherlands)	3,600	214,560
Weatherford International Ltd. (Switzerland)*	9,900	205,227

		419,787

Energy-Other — 0.1%
Swift Energy Co.*	2,900	68,672

Entertainment & Leisure — 0.3%
Bally Technologies, Inc.*	2,799	107,397
Life Time Fitness, Inc.*	2,900	81,345
Shuffle Master, Inc.*	10,290	96,932

		285,674

Environmental Control — 0.1%
Republic Services, Inc.	2,975	79,046

Food — 0.3%
Tyson Foods, Inc. (Class A Stock)	17,200	217,236
Unilever PLC (United Kingdom)	3,000	85,246

		302,482

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	2,900	163,734
CVS Caremark Corp.	16,400	586,136
Kroger Co. (The)	13,800	284,832
Wal-Mart Stores, Inc.	4,200	206,178

		1,240,880

Food Products — 0.7%
Cadbury PLC (United Kingdom)	9,000	115,499
Cadbury PLC, ADR (United Kingdom)	4,312	220,818
ConAgra Foods, Inc.	15,300	331,704

		668,021

Hand/Machine Tools — 0.1%
Regal-Beloit Corp.	1,060	48,453

Healthcare & Pharmaceuticals — 0.1%
Bio-Rad Laboratories, Inc. (Class A Stock)*	520	47,778
Psychiatric Solutions, Inc.*	1,810	48,435

		96,213

Healthcare Equipment & Supplies — 0.9%
Alcon, Inc. (Switzerland)	2,200	305,074
Baxter International, Inc.	6,200	353,462
Cutera, Inc.*	4,920	42,558
Thoratec Corp.*	5,367	162,459

		863,553

Healthcare Providers & Services — 1.6%
Aetna, Inc.	3,000	83,490
Amedisys, Inc.*	3,010	131,326
AMERIGROUP Corp.*	2,900	64,293
Centene Corp.*	2,795	52,937
Covance, Inc.*	1,600	86,640
Eclipsys Corp.*	5,176	99,897
Healthways, Inc.*	3,300	50,556
Lincare Holdings, Inc.*	1,747	54,594
Medco Health Solutions, Inc.*	6,400	353,984

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Omnicare, Inc.	12,800	288,256
Pharmaceutical Product Development, Inc.	3,900	85,566
WellPoint, Inc.*	2,600	123,136

		1,474,675

Healthcare Services — 0.2%
Genoptix, Inc.*	1,940	67,473
MEDNAX, Inc.*	1,800	98,856

		166,329

Hotels, Restaurants & Leisure — 0.3%
Brinker International, Inc.	2,600	40,898
Choice Hotels International, Inc.	750	23,295
Marriott International, Inc. (Class A Stock)	2,800	77,252
Sonic Corp.*	3,300	36,498
Starbucks Corp.*	4,200	86,730

		264,673

Household Durables — 0.1%
Meritage Homes Corp.*	1,800	36,540
Snap-on, Inc.	1,800	62,568

		99,108

Household Products — 0.6%
Colgate-Palmolive Co.	3,200	244,096
Kimberly-Clark Corp.	5,504	324,626

		568,722

Housewares — 0.1%
Toro Co. (The)	2,100	83,517

Insurance — 0.9%
Arch Capital Group Ltd. (Bermuda)*	458	30,933
AXIS Capital Holdings Ltd. (Bermuda)	7,600	229,368
Berkshire Hathaway, Inc. (Class B Stock)*	38	126,274
Delphi Financial Group, Inc. (Class A Stock)	2,925	66,193
Protective Life Corp.	4,300	92,106
Reinsurance Group of America, Inc.	2,200	98,120
State Auto Financial Corp.	2,300	41,239
Travelers Cos., Inc. (The)	3,000	147,690
United Fire & Casualty Co.	2,200	39,380

		871,303

Internet — 0.1%
Digital River, Inc.*	2,000	80,640

Internet & Catalog Retail — 0.5%
Amazon.com, Inc.*	4,900	457,464

Internet Software & Services — 1.8%
Baidu, Inc., ADR (Cayman Islands)*	500	195,525
Google, Inc. (Class A Stock)*	1,800	892,530
IAC/InterActiveCorp*	17,450	352,315
NetFlix, Inc.*	1,180	54,481
Tencent Holdings Ltd. (Cayman Islands)	5,000	81,149
TIBCO Software, Inc.*	10,392	98,620

		1,674,620

IT Services — 0.8%
MasterCard, Inc. (Class A Stock)	1,600	323,440
Visa, Inc. (Class A Stock)	6,000	414,660

		738,100

Life Science Tools & Services
Illumina, Inc.*	500	21,250

Machinery & Equipment — 0.1%
Bucyrus International, Inc.	3,300	117,546

Manufacturing — 0.2%
Harsco Corp.	2,400	84,984
Hexcel Corp.*	5,900	67,496

		152,480

Media — 0.9%
Comcast Corp. (Class A Stock)	15,850	267,707

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Liberty Global, Inc. (Class C Stock)*	14,683	329,780
Walt Disney Co. (The)	9,500	260,870

		858,357

Medical Supplies & Equipment — 0.1%
Quality Systems, Inc.	1,437	88,476
Vital Images, Inc.*	2,410	30,173

		118,649

Metals & Mining — 0.2%
Northwest Pipe Co.*	2,243	75,208
Timken Co.	3,300	77,319

		152,527

Multi-Line Retail — 0.5%
Kohl’s Corp.*	4,200	239,610
Target Corp.	4,900	228,732

		468,342

Multi-Utilities — 0.3%
Sempra Energy	6,100	303,841

Office Electronics — 0.1%
Xerox Corp.	12,000	92,880

Office Equipment
School Specialty, Inc.*	1,500	35,580

Oil & Gas Exploration/Production — 0.1%
Core Laboratories NV (Netherlands)	800	82,472

Oil, Gas & Consumable Fuels — 3.9%
Anadarko Petroleum Corp.	3,500	219,555
Apache Corp.	3,200	293,856
Cabot Oil & Gas Corp.	3,700	132,275
Canadian Natural Resources Ltd. (Canada)	2,900	194,851
Chesapeake Energy Corp.	5,200	147,680
EOG Resources, Inc.	2,600	217,126
Lufkin Industries, Inc.	1,893	100,670
Noble Energy, Inc.	1,600	105,536
Occidental Petroleum Corp.	8,700	682,080
Petroleo Brasileiro SA (Brazil)	5,700	261,630
Petroleo Brasileiro SA, ADR (Brazil)	5,200	238,680
Southwestern Energy Co.*	5,400	230,472
St. Mary Land & Exploration Co.	2,800	90,888
Suncor Energy, Inc. (Canada)	8,500	293,760
WGL Holdings, Inc.	2,200	72,908
Whiting Petroleum Corp.*	920	52,973
XTO Energy, Inc.	7,900	326,428

		3,661,368

Pharmaceuticals — 2.2%
Abbott Laboratories	3,400	168,198
American Medical Systems Holdings, Inc.*	7,020	118,778
BioMarin Pharmaceutical, Inc.*	4,020	72,682
Herbalife Ltd. (Cayman Islands)	1,885	61,715
Mylan, Inc.*	21,000	336,210
Onyx Pharmaceuticals, Inc.*	1,484	44,476
Roche Holding AG, ADR (Switzerland)	6,444	261,626
Sanofi-Aventis, ADR (France)	5,800	214,310
Shire PLC, ADR (United Kingdom)	4,990	260,927
Teva Pharmaceutical Industries Ltd., ADR (Israel)	7,000	353,920
Vivus, Inc.,*	2,245	23,460
Wyeth	2,400	116,592

		2,032,894

Pipelines & Other — 0.3%
Williams Cos., Inc. (The)	15,000	268,050

Real Estate Investment Trusts — 0.1%
Medical Properties Trust, Inc.	3,800	29,678

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Redwood Trust, Inc.	2,595	40,223

		69,901

Restaurants — 0.1%
BJ’s Restaurants, Inc.*	4,475	67,080

Retail & Merchandising — 0.4%
Cash America International, Inc.	6,472	195,195
Genesco, Inc.*	4,598	110,674
Steak N Shake Co. (The)*	2,013	23,693

		329,562

Semiconductors — 0.4%
ON Semiconductor Corp.*	10,548	87,021
OYO Geospace Corp.*	2,173	56,129
Rovi Corp.*	3,890	130,704
Teradyne, Inc.*	12,125	112,156

		386,010

Semiconductors & Semiconductor Equipment — 0.7%
Advanced Energy Industries, Inc.*	1,745	24,849
Advanced Micro Devices, Inc.*	20,100	113,766
Analog Devices, Inc.	5,026	138,617
Formfactor, Inc.*	2,234	53,437
Itron, Inc.*	1,460	93,644
Marvell Technology Group Ltd. (Bermuda)*	9,700	157,043
Varian Semiconductor Equipment Associates, Inc.*	3,560	116,911

		698,267

Software — 2.5%
Adobe Systems, Inc.*	9,800	323,792
Check Point Software Technologies (Israel)*	4,400	124,740
MedAssets, Inc.*	2,118	47,803
Microsoft Corp.	21,000	543,690
Novell, Inc.*	8,287	37,375
Nuance Communications, Inc.*	9,900	148,104
Omniture, Inc.*	2,328	49,912
Oracle Corp.	9,500	197,980
salesforce.com, Inc.*	2,400	136,632
SAP AG, ADR (Germany)	4,200	205,254
Shanda Games Ltd. (Cayman Islands)*	1,300	15,210
SolarWinds, Inc.*	4,200	92,526
Symantec Corp.*	26,800	441,396

		2,364,414

Specialty Retail — 0.1%
Tiffany & Co.	2,301	88,658

Technology — 0.5%
CA, Inc.	19,700	433,203

Telecom — 0.3%
Time Warner Cable, Inc.	5,600	241,304

Telecommunications — 0.2%
Arris Group, Inc.*	8,100	105,381
MasTec, Inc.*	1,902	23,109
SBA Communications Corp. (Class A Stock)*	2,100	56,763

		185,253

Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc.	2,310	76,045
NIKE, Inc. (Class B Stock)	3,610	233,567
Phillips-Van Heusen Corp.	2,400	102,696

		412,308

Thrifts & Mortgage Finance — 0.1%
People’s United Financial, Inc.	6,750	105,030

Transportation — 0.1%
Genco Shipping & Trading Ltd. (Marshall Island)	1,895	39,378

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Landstar System, Inc.	2,180	82,971

		122,349

Utilities — 0.1%
ONEOK, Inc.	1,900	69,578

Wireless Telecommunication Services — 0.8%
MetroPCS Communications, Inc.*	21,400	200,304
NII Holdings, Inc.*	17,700	530,646

		730,950

TOTAL COMMON STOCKS (cost $27,947,260)		37,175,704

PREFERRED STOCKS — 0.2%

Consumer Finance — 0.1%
SLM Corp., Series C, 7.25%, CVT	130	65,260

Pharmaceuticals — 0.1%
Mylan, Inc., 6.50%, CVT	150	155,339

TOTAL PREFERRED STOCKS (cost $150,358)		220,599

	Units
WARRANT*

Media
Sirius XM Radio, Inc., expiring 03/15/10 (cost $0)	100	—

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#

CORPORATE BONDS — 30.3%

Aerospace & Defense — 0.6%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.50%	07/01/18	$100	102,500
Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	75	72,000
Esterline Technologies Corp., Gtd. Notes	B1	7.75%	06/15/13	125	123,750
L-3 Communications Corp., Gtd. Notes	Ba2	5.875%	01/15/15	50	49,750
L-3 Communications Corp., Gtd. Notes	Ba2	6.125%	01/15/14	75	75,562
Moog, Inc., Sr. Sub. Notes	Ba3	6.25%	01/15/15	40	37,600
Moog, Inc., Sr. Sub. Notes	Ba3	7.25%	06/15/18	50	48,000
TransDigm, Inc., Gtd. Notes	B3	7.75%	07/15/14	75	74,438

					583,600

Airlines — 0.2%
AMR Corp., Sr. Unsec’d. Notes, MTN	CCC+(d)	10.40%	03/10/11	100	73,500
Continental Airlines, Inc., Pass-Through Certificates	Ba2	6.748%	03/15/17	16	13,648
Delta Air Lines, Inc., Sr. Sec’d. Notes, 144A	Ba2	9.50%	09/15/14	75	75,000

					162,148

Automobile Manufacturers — 0.1%
Daimler Finance North America LLC, Gtd. Notes, MTN	A3	5.75%	09/08/11	100	105,036

Automotive — 0.8%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.25%	10/25/11	220	213,666
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.50%	08/01/12	150	144,025
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.00%	12/15/16	100	92,776
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	9.875%	08/10/11	100	101,420
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B1	10.50%	05/15/16	50	54,250
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.25%	03/15/17	175	154,000

					760,137

Banks — 0.6%
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	10.179%	06/12/21	400	525,732

Building & Construction — 0.2%
Centex Corp., Sr. Unsec’d. Notes	B1	5.70%	05/15/14	25	25,375
D.R. Horton, Inc., Gtd. Notes	Ba3	7.875%	08/15/11	50	52,500
KB Home, Gtd. Notes	B1	6.375%	08/15/11	27	27,270

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Owens Corning, Gtd. Notes	Ba1	6.50%	12/01/16	25	24,392
Standard Pacific Escrow LLC, Sr. Sec’d. Notes, 144A	Caa1	10.75%	09/15/16	50	49,250

					178,787

Cable — 0.9%
Cablevision Systems Corp., Sr. Notes, 144A	B1	8.625%	09/15/17	50	51,625
CCH II LLC/CCH II Capital Corp., Gtd. Notes, 144A(i)	NR	10.25%	10/01/13	50	52,625
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	6.75%	04/15/12	150	154,500
DirecTV Holdings LLC/DirecTV Financing Co., Gtd. Notes	Ba2	8.375%	03/15/13	150	154,125
DISH DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	52	53,040
DISH DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	35	34,737
DISH DBS Corp., Gtd. Notes, 144A	Ba3	7.875%	09/01/19	25	25,250
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.50%	10/15/15	25	25,250
Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 144A	B3	9.125%	08/15/19	50	51,375
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Baa3	8.25%	04/11/10	25	25,875
UPC Holding BV, Sr. Unsec’d. Notes, 144A (Netherlands)	B2	9.875%	04/15/18	75	78,750
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.50%	08/15/16	100	105,250

					812,402

Capital Goods — 2.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	50	46,500
ALH Finance LLC, Gtd. Notes	Caa1	8.50%	01/15/13	100	95,000
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	9.00%	08/15/16	100	96,000
Ashtead Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	B2	8.625%	08/01/15	75	72,000
Baldor Electric Co., Gtd. Notes	B3	8.625%	02/15/17	20	20,300
Blount, Inc., Gtd. Notes	B2	8.875%	08/01/12	125	127,187
Brunswick Corp., Sr. Sec’d. Notes, 144A	Ba3	11.25%	11/01/16	50	54,500
Clean Harbors, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.625%	08/15/16	25	25,594
Columbus Mckinnon Corp., Gtd. Notes	B1	8.875%	11/01/13	200	202,000
Erac USA Finance Co., Notes, 144A	BBB(d)	6.20%	11/01/16	50	49,274
Erac USA Finance Co., Sr. Unsec’d. Notes, 144A	Baa2	5.90%	11/15/15	25	24,866
Hertz Corp. (The), Gtd. Notes	B2	8.875%	01/01/14	140	141,400
Interline Brands, Inc., Gtd. Notes	B3	8.125%	06/15/14	75	73,500
JohnsonDiversey Holdings, Inc., Disc. Notes	Caa1	10.67%	05/15/13	75	72,000
JohnsonDiversey, Inc., Gtd. Notes	B2	9.625%	05/15/12	75	76,125
Mobile Mini, Inc., Gtd. Notes	B2	6.875%	05/01/15	45	41,063
RBS Global, Inc./Rexnord Corp., Gtd. Notes	Caa2	9.50%	08/01/14	110	106,700
RSC Equipment Rental, Inc., Gtd. Notes	Caa2	9.50%	12/01/14	110	106,150
RSC Equipment Rental, Inc., Sr. Sec’d. Notes, 144A	B1	10.00%	07/15/17	25	26,875
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.625%	12/15/14	125	125,937
Stena AB, Sr. Unsec’d. Notes (Sweden)	Ba2	7.50%	11/01/13	150	139,125
Terex Corp., Sr. Sub. Notes	Caa1	8.00%	11/15/17	125	114,688
United Rentals North America, Inc., Gtd. Notes, 144A	B2	10.875%	06/15/16	75	80,250
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875%	05/01/14	40	40,700

					1,957,734

Capital Markets — 0.7%
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.75%	10/18/16	500	507,359
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.00%	04/28/15	100	105,897

					613,256

Chemicals — 0.2%
Invista, Sr. Unsec’d. Notes, 144A	Ba3	9.25%	05/01/12	75	75,000
Koppers, Inc., Sec’d. Notes	Ba3	9.875%	10/15/13	77	79,502
Momentive Performance Materials, Inc., Gtd. Notes	Caa2	9.75%	12/01/14	50	38,750

					193,252

Consumer — 0.6%
ACCO Brands Corp., Sr. Sec’d. Notes, 144A	B2	10.625%	03/15/15	75	78,375
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	50	49,250
Realogy Corp., Gtd. Notes	Ca	10.50%	04/15/14	200	145,000
Realogy Corp., Gtd. Notes	Ca	12.375%	04/15/15	50	27,625
Realogy Corp., Gtd. Notes, PIK	Ca	11.00%	04/15/14	39	25,680
Service Corp. International, Sr. Unsec’d. Notes	B1	6.75%	04/01/16	50	49,000

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Service Corp. International, Sr. Unsec’d. Notes	B1	7.00%		06/15/17	25	24,375
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375%		10/01/14	25	25,188
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.25%		02/15/13	100	97,250
Ticketmaster Entertainment, Inc., Gtd. Notes	Ba3	10.75%		08/01/16	50	51,250
Trimas Corp., Gtd. Notes	Caa2	9.875%		06/15/12	35	31,587

						604,580

Diversified Financial Services — 1.3%
Bank of America Corp., Sr. Unsec’d. Notes	A2	0.765	% (c)	10/14/16	400	324,812
BankAmerica Capital II, Bank Gtd. Notes	Baa3	8.00%		12/15/26	25	24,125
Macquarie Group Ltd., Notes, 144A (Australia)	A2	7.625%		08/13/19	300	321,783
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18	500	525,848
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Ba1	4.623%		06/15/10	17	16,347
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Ba1	4.633%		06/15/10	33	32,695

						1,245,610

Electric — 2.1%
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14	50	50,375
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15	25	25,125
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17	125	125,781
AES Eastern Energy LP, Pass-Through Certificates	Ba1	9.00%		01/02/17	108	105,145
Dynegy Roseton / Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%		11/08/10	24	23,667
Dynegy Roseton / Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	B2	7.67%		11/08/16	25	22,969
Energy Future Holdings Corp., Gtd. Notes	Caa3	10.875%		11/01/17	75	56,625
Illinois Power Co., Sr. Sec’d. Notes	Baa1	6.25%		04/01/18	500	537,114
KCP&L Greater Missouri Operations Co., Sr. Unsec’d. Notes	Baa3	7.95%		02/01/11	75	78,812
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba1	9.125%		06/30/17	157	158,108
North American Energy Alliance LLC/North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	10.875%		06/01/16	50	51,500
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	50	49,125
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	135	130,612
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.00%		05/01/10	65	67,275
PSEG Power LLC, Gtd. Notes, 144A	Baa1	5.32%		09/15/16	32	32,807
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B, Pass-Through Certificates	Ba1	9.237%		07/02/17	48	51,091
Sithe/Independence Funding Corp., Sr. Sec’d. Notes	Ba2	9.00%		12/30/13	77	78,177
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A	Ba2	7.00%		06/30/21	87	78,535
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes	Caa2	10.25%		11/01/15	300	216,000

						1,938,843

Energy-Other — 1.3%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15	25	24,875
Cie Generale de Geophysique-Veritas, Sr. Notes, 144A (France)	Ba3	9.50%		05/15/16	100	105,750
Concho Resources, Inc., Gtd. Notes	B3	8.625%		10/01/17	25	25,625
Denbury Resources, Inc., Gtd. Notes	B1	9.75%		03/01/16	50	53,125
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%		11/15/14	25	25,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16	50	49,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18	75	74,813
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	7.875%		12/15/14	125	95,625
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	8.25%		12/15/14	75	58,125
Petrohawk Energy Corp., Gtd. Notes	B3	7.875%		06/01/15	50	49,250
Petrohawk Energy Corp., Gtd. Notes	B3	9.125%		07/15/13	50	51,375
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	6.75%		05/01/14	75	70,219
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda)	B1	7.00%		05/01/17	75	68,250
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.65%		03/15/17	95	90,404
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%		05/01/18	100	95,431
Plains Exploration & Production Co., Gtd. Notes	B1	7.00%		03/15/17	25	23,813
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%		06/01/18	25	24,500
Range Resources Corp., Gtd. Notes	Ba3	7.50%		05/15/16	25	25,000

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Range Resources Corp., Gtd. Notes	Ba3	7.50%		10/01/17		75	74,625
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.00%		06/01/18		100	96,250

							1,181,055

Financial - Bank & Trust — 2.7%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13		1,000	1,055,412
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)	Aa2	6.20%		07/19/13		500	547,112
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	4.875%		05/20/13		900	958,651

							2,561,175

Financial Services — 0.7%
CitiFinancial, Inc., Sr. Unsec’d. Notes	A3	6.625%		06/01/15		100	100,296
General Electric Capital Corp., Sub. Notes, 144A	Aa3	6.50	% (c)	09/15/67	GBP	300	378,404
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		600	105,750
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	6.875%		05/02/18		200	35,500

							619,950

Food — 0.6%
ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15		30	30,262
Del Monte Corp., Gtd. Notes	B1	8.625%		12/15/12		25	25,688
Del Monte Corp., Sr. Sub. Notes, 144A	B1	7.50%		10/15/19		50	50,500
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%		05/15/17		75	76,875
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	8.35%		05/01/10		25	25,375
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	8.70%		05/01/30		15	13,650
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	Ba3	10.00%		07/15/14		50	52,500
Stater Brothers Holdings, Gtd. Notes	B2	7.75%		04/15/15		50	48,500
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	7.50%		05/15/12		50	51,625
SUPERVALU, Inc., Sr. Unsec’d. Notes	Ba3	8.00%		05/01/16		75	77,625
Tyson Foods, Inc., Gtd. Notes	Ba3	7.85%		04/01/16		50	51,000
Tyson Foods, Inc., Sr. Unsec’d. Notes	Ba3	10.50%		03/01/14		25	28,312

							531,912

Gaming — 0.8%
Ameristar Casinos, Inc., Sr. Unsec’d. Notes, 144A	B2	9.25%		06/01/14		25	25,938
CCM Merger, Inc., Notes, 144A	Caa3	8.00%		08/01/13		125	102,500
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	CCC-(d)	10.00%		12/15/18		216	171,720
MGM MIRAGE, Gtd. Notes	Caa2	6.625%		07/15/15		75	57,937
MGM MIRAGE, Gtd. Notes	Caa2	7.50%		06/01/16		30	23,250
MGM MIRAGE, Gtd. Notes	Caa2	8.50%		09/15/10		25	24,813
MGM MIRAGE, Sr. Sec’d. Notes, 144A	B1	10.375%		05/15/14		25	26,687
MGM MIRAGE, Sr. Sec’d. Notes, 144A	B1	13.00%		11/15/13		100	114,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Caa2	8.00%		04/01/12		70	59,325
Peninsula Gaming LLC, Sr. Sec’d. Notes, 144A	Ba2	8.375%		08/15/15		25	25,000
Peninsula Gaming LLC, Sr. Unsec’d. Notes, 144A	B3	10.75%		08/15/17		50	50,250
Penn National Gaming, Inc., Sr. Sub. Notes, 144A	B1	8.75%		08/15/19		50	50,125
Pinnacle Entertainment, Inc., Sr. Notes, 144A	B2	8.625%		08/01/17		25	25,125
Station Casinos, Inc., Sr. Sub. Notes(i)	D(d)	6.50%		02/01/14		50	1,750
Station Casinos, Inc., Sr. Sub. Notes(i)	D(d)	6.875%		03/01/16		50	1,750
Station Casinos, Inc., Sr. Unsec’d. Notes(i)	D(d)	6.00%		04/01/12		50	14,750
Yonkers Racing Corp., Sr. Sec’d. Notes, 144A	B1	11.375%		07/15/16		15	15,600

							791,020

Healthcare & Pharmaceuticals — 3.1%
Accellent, Inc., Gtd. Notes	Caa2	10.50%		12/01/13		275	262,625
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A	Ba2	11.25%		11/01/14		165	177,375
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A	B1	12.375%		11/01/14		75	80,062
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	7.50%		08/15/13		25	25,625
Bio-Rad Laboratories, Inc., Sr. Sub. Notes, 144A	Ba3	8.00%		09/15/16		50	51,875
Biomet, Inc., Gtd. Notes	Caa1	11.625%		10/15/17		50	54,500
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%		10/15/17		250	265,625
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.25%		11/15/15		25	25,219
CHS / Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15		80	82,000
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16		200	206,750
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%		11/15/16		297	308,929
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.25%		02/15/13		175	167,125
HCA, Inc., Sr. Unsec’d. Notes, MTN	Caa1	9.00%		12/15/14		50	48,921

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%		04/01/14	75	72,938
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00%		01/15/16	75	70,875
Psychiatric Solutions, Inc., Gtd. Notes	B3	7.75%		07/15/15	50	48,250
Psychiatric Solutions, Inc., Sr. Sub. Notes, 144A	B3	7.75%		07/15/15	25	23,500
Res-Care, Inc., Gtd. Notes	B1	7.75%		10/15/13	100	97,500
Select Medical Corp., Gtd. Notes	B3	7.625%		02/01/15	120	112,350
Senior Housing Properties Trust, Sr. Unsec'd. Notes	Ba1	8.625%		01/15/12	208	212,160
Skilled HealthCare Group, Gtd. Notes	Caa1	11.00%		01/15/14	103	106,605
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125%		04/15/15	125	124,375
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A	Caa1	10.00%		07/15/17	125	100,000
Vanguard Health Holding Co. II LLC, Gtd. Notes	Caa1	9.00%		10/01/14	75	76,500
Viant Holdings, Inc., Gtd. Notes, 144A	Caa1	10.125%		07/15/17	168	159,600

						2,961,284

Healthcare Insurance — 0.1%
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.95%		03/15/17	25	22,416
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%		01/15/15	75	72,321
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.30%		08/15/14	25	24,548

						119,285

Life Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.60%		10/18/16	100	73,374
American International Group, Inc., Sr. Unsec’d. Notes	A3	8.25%		08/15/18	400	339,933

						413,307

Lodging — 0.6%
Felcor Lodging LP, Gtd. Notes	Caa1	9.00%		06/01/11	35	35,131
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	10.00%		10/01/14	50	48,375
Host Hotels & Resorts LP, Gtd. Notes	Ba1	6.375%		03/15/15	100	94,750
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa1	5.75%		08/15/15	300	305,881
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	7.875%		10/15/14	50	52,375

						536,512

Media & Entertainment — 0.7%
AMC Entertainment, Inc., Gtd. Notes	Caa1	11.00%		02/01/16	35	37,275
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.75%		01/15/13	75	39,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%		06/15/18	25	9,375
Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes(i)	D(d)	9.875%		08/15/13	134	24,120
Dex Media West LLC/Dex Media Finance Co., Sr. Unsec’d. Notes(i)	D(d)	8.00%		11/15/13	70	11,900
Intelsat Subsidiary Holding Co. Ltd., Gtd. Notes (Bermuda)	B3	8.875%		01/15/15	75	76,312
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.00%		03/01/14	50	44,500
Lamar Media Corp., Gtd. Notes	B2	6.625%		08/15/15	125	114,375
LIN Television Corp., Gtd. Notes	B3	6.50%		05/15/13	50	43,750
Medianews Group, Inc., Sr. Sub. Notes(i)	NR	6.875%		10/01/13	50	5
Morris Publishing Group LLC, Gtd. Notes(i)	NR	7.00%		08/01/13	25	5,750
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16	100	99,000
R.H. Donnelley Corp., Sr. Unsec’d. Notes(i)	D(d)	8.875%		10/15/17	50	2,875
Sun Media Corp., Gtd. Notes (Canada)	Ba2	7.625%		02/15/13	30	22,950
Univision Communications, Inc., Gtd. Notes, 144A, PIK	Caa2	9.75%		03/15/15	100	76,991
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.50%		06/15/16	75	79,125

						687,303

Metals — 0.7%
Aleris International, Inc., Gtd. Notes(i)	D(d)	9.00%		12/15/14	25	25
Arch Coal, Inc., Gtd. Notes, 144A	B1	8.75%		08/01/16	25	25,750
Century Aluminum Co., Gtd. Notes	Ca	7.50%		08/15/14	100	84,750
FMG Finance Pty Ltd., Sr. Sec’d. Notes, 144A (Australia)	B2	10.625%		09/01/16	50	55,375
Ispat Inland ULC, Gtd. Notes (Canada)	Baa3	9.75%		04/01/14	164	171,790
Metals USA, Inc., Sr. Sec’d. Notes	Caa1	11.125%		12/01/15	75	72,094
Ryerson, Inc., Gtd. Notes	Caa1	7.858	% (c)	11/01/14	25	21,875
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.00%		11/01/15	50	47,500
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	9.75%		05/15/14	75	82,500
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	10.25%		05/15/16	50	56,500

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	10.75%	05/15/19	50	58,125

					676,284

Non Captive Finance — 0.5%
CIT Group, Inc., Sr. Unsec’d. Notes(p)	Ca	4.25%	02/01/10	45	32,444
CIT Group, Inc., Sr. Unsec’d. Notes(p)	Ca	5.40%	03/07/13	30	19,235
CIT Group, Inc., Sr. Unsec’d. Notes, MTN(p)	Ca	4.75%	12/15/10	10	6,908
GMAC LLC, Sr. Unsec’d. Notes	Ca	6.75%	12/01/14	300	252,754
GMAC LLC, Gtd. Notes, 144A	Ca	6.625%	05/15/12	50	46,000
GMAC LLC, Gtd. Notes, 144A	Ca	6.875%	09/15/11	50	47,250
GMAC LLC, Gtd. Notes, 144A	Ca	6.875%	08/28/12	50	46,000

					450,591

Packaging — 0.6%
Berry Plastics Corp., Sec’d. Notes	Caa1	8.875%	09/15/14	100	95,250
BWAY Corp., Sr. Sub. Notes, 144A	B3	10.00%	04/15/14	50	52,875
Exopac Holding Corp., Gtd. Notes	B3	11.25%	02/01/14	75	74,062
Graham Packaging Co., Inc., Gtd. Notes	Caa1	8.50%	10/15/12	30	30,300
Graham Packaging Co., Inc., Gtd. Notes	Caa1	9.875%	10/15/14	25	25,688
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.75%	02/01/17	75	72,750
Owens-Brockway Glass Container, Inc., Gtd. Notes	Ba3	8.25%	05/15/13	50	51,125
Plastipak Holdings, Inc., Sr. Notes, 144A	B3	10.625%	08/15/19	20	21,200
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75%	11/15/13	90	89,325
Solo Cup Co., Sr. Sec’d. Notes, 144A	B2	10.50%	11/01/13	65	68,900

					581,475

Paper — 0.5%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%	02/15/13	25	24,500
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	11.50%	06/01/14	60	64,200
Domtar Corp., Gtd. Notes	Ba3	7.875%	10/15/11	6	6,203
Domtar Corp., Sr. Unsec’d. Notes	Ba3	10.75%	06/01/17	50	56,000
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	8.25%	05/01/16	100	103,750
Graphic Packaging International, Inc., Gtd. Notes, 144A	B3	9.50%	06/15/17	40	42,500
NewPage Corp., Sr. Sec’d. Notes, 144A	B2	11.375%	12/31/14	50	49,125
Norampac Industries, Inc., Gtd. Notes (Canada)	Ba3	6.75%	06/01/13	30	28,950
Verso Paper Holdings LLC / Verso Paper, Inc., Gtd. Notes	Caa1	11.375%	08/01/16	125	78,437

					453,665

Pipelines & Other — 0.8%
El Paso Corp., Notes	Ba3	7.80%	08/01/31	100	91,712
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%	05/15/11	250	252,580
El Paso Corp., Sr. Unsec’d. Notes	Ba3	8.25%	02/15/16	50	51,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	B2	11.25%	07/15/17	75	79,125
Targa Resources, Inc., Gtd. Notes	B3	8.50%	11/01/13	150	141,000
Williams Cos., Inc., (The) Sr. Unsec’d. Notes	Baa3	8.125%	03/15/12	100	108,697
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Ba2	7.25%	02/01/17	50	49,136
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Ba2	7.50%	06/15/11	25	25,914

					799,414

Real Estate Investment Trusts — 0.2%
iStar Financial, Inc., Sr. Unsec’d. Notes	Ca	5.80%	03/15/11	100	71,000
Nationwide Health Properties, Inc., Sr. Unsec’d. Notes	Baa2	6.50%	07/15/11	100	103,076

					174,076

Retailers — 0.3%
Nebraska Book Co., Inc., Sr. Sec’d. Notes, 144A	B1	10.00%	12/01/11	75	74,625
Pantry, Inc. (The), Gtd. Notes	Caa1	7.75%	02/15/14	55	51,287
Rite Aid Corp., Sr. Sec’d. Notes	Caa2	7.50%	03/01/17	75	66,000
Rite Aid Corp., Sr. Sec’d. Notes	Caa2	10.375%	07/15/16	25	24,688
Rite Aid Corp., Sr. Sec’d. Notes, 144A	B3	9.75%	06/12/16	40	43,200
Susser Holdings LLC, Gtd. Notes	B3	10.625%	12/15/13	50	51,625

					311,425

Technology — 1.6%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70%	06/01/10	60	60,075
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	5.20%	06/01/15	75	73,688
Anixter, Inc., Gtd. Notes	Ba2	10.00%	03/15/14	75	79,125

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Avago Technologies Finance, Gtd. Notes (Singapore)	Ba3	10.125%		12/01/13	160		168,400
Avago Technologies Finance, Gtd. Notes (Singapore)	B2	11.875%		12/01/15	50		54,500
Avaya, Inc., Sr. Notes, 144A	Caa1	9.75%		11/01/15	75		65,344
First Data Corp., Gtd. Notes	Caa1	9.875%		09/24/15	110		101,612
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125%		12/15/14	51		35,309
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%		07/01/16	125		130,000
NXP BV/NXP Funding LLC, Sr. Sec’d. Notes (Netherlands)	C	7.875%		10/15/14	75		58,875
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba3	6.375%		10/01/11	50		50,000
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa3	8.00%		05/01/14	100		93,250
Serena Software, Inc., Gtd. Notes	Caa1	10.375%		03/15/16	45		42,525
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba1	7.50%		07/19/10	75		75,656
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25%		08/15/15	50		51,000
Sungard Data Systems, Inc., Gtd. Notes, 144A	Caa1	10.625%		05/15/15	200		212,000
Terremark Worldwide, Inc., Sr. Sec’d. Notes, 144A	B2	12.00%		06/15/17	50		54,500
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba3	12.75%		10/15/14	50		53,000
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba3	14.25%		09/15/15	50		51,500

							1,510,359

Telecom — 3.7%
American Tower Corp., Sr. Unsec’d. Notes	Baa3	7.125%		10/15/12	75		76,125
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%		07/15/13	55		55,825
Citizens Communications Corp., Sr. Unsec’d. Notes	Ba2	8.25%		05/01/14	25		25,750
Citizens Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%		08/15/31	15		14,700
Fairpoint Communications, Inc., Sr. Unsec’d. Notes	NR	13.125%		04/02/18	—	(r)	55
Global Crossing Ltd., Sr. Sec’d. Notes, 144A (Bermuda)	B2	12.00%		09/15/15	75		78,750
Hawaiian Telcom Communications, Inc., Gtd. Notes(i)	NR	12.50%		05/01/15	75		94
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.25%		03/15/13	125		126,250
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50%		10/01/14	25		25,250
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%		06/15/15	500		506,250
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11	50		51,562
Qwest Corp., Sr. Unsec’d. Notes, 144A	Ba1	8.375%		05/01/16	125		129,375
SBA Telecommunications, Inc., Gtd. Notes, 144A	Ba2	8.00%		08/15/16	15		15,338
SBA Telecommunications, Inc., Gtd. Notes, 144A	Ba2	8.25%		08/15/19	15		15,450
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%		01/30/11	75		76,781
Sprint Capital Corp., Gtd. Notes	Ba2	8.375%		03/15/12	1,000		1,032,500
Sprint Capital Corp., Gtd. Notes	Ba2	8.75%		03/15/32	50		47,250
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	6.00%		12/01/16	25		22,313
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	8.375%		08/15/17	25		24,875
Time Warner Telecom holdings, Inc., Gtd. Notes	B2	9.25%		02/15/14	75		77,250
Time Warner, Inc., Gtd. Notes	Baa2	0.684	% (c)	11/13/09	800		800,202
Wind Acquisition Finance SA, Sr. Notes, 144A (Luxembourg)	B2	11.75%		07/15/17	100		112,750
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16	150		153,375

							3,468,070

TOTAL CORPORATE BONDS (cost $28,803,854)							28,509,279

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 16.0%

Federal Home Loan Mortgage Corp.		5.00%		TBA	2,000		2,066,250
Federal Home Loan Mortgage Corp.		5.50%		04/01/38	661		692,516
Federal National Mortgage Assoc.		2.649	% (c)	08/01/29	20		20,535
Federal National Mortgage Assoc.		4.083	% (c)	05/01/36	122		122,679
Federal National Mortgage Assoc.		4.446	% (c)	02/01/36	127		131,307
Federal National Mortgage Assoc.		4.50%		03/01/35-05/01/35	826		840,476
Federal National Mortgage Assoc.		4.50%		TBA	200		207,062
Federal National Mortgage Assoc.		4.50%		TBA	1,300		1,316,656
Federal National Mortgage Assoc.		5.00%		02/01/36	31		32,304
Federal National Mortgage Assoc.		5.00%		TBA	100		103,281
Federal National Mortgage Assoc.		5.50%		06/01/38-01/01/39	1,156		1,210,138

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Federal National Mortgage Assoc.	6.00%		11/01/32-05/01/38	888	939,569
Federal National Mortgage Assoc.	6.50%		06/01/18-10/01/32	195	210,820
Government National Mortgage Assoc.	4.125	% (c)	10/20/27-11/20/29	35	35,232
Government National Mortgage Assoc.	4.375	% (c)	04/20/27	43	44,464
Government National Mortgage Assoc.	4.625	% (c)	08/20/24	5	4,904
Government National Mortgage Assoc.	5.00%		TBA	200	206,938
Government National Mortgage Assoc.	5.50%		11/15/28-09/15/33	62	64,876
Government National Mortgage Assoc.	6.00%		05/15/37-12/15/38	6,052	6,403,668
Government National Mortgage Assoc.	6.50%		08/15/38	374	397,837
Government National Mortgage Assoc.	8.00%		08/20/31	3	3,426
Government National Mortgage Assoc.	8.50%		02/20/26-04/20/31	19	23,640

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $14,813,353)					15,078,578

U.S. TREASURY OBLIGATIONS — 8.1%

U.S. Treasury Bonds	4.25%		05/15/39	600	620,719
U.S. Treasury Bonds	4.50%		08/15/39	300	323,437
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.875%		07/15/13	1,400	1,696,005
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.125%		01/15/19	100	105,324
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.50%		01/15/29	500	539,004
U.S. Treasury Notes	2.25%		05/31/14	900	902,742
U.S. Treasury Notes	2.375%		09/30/14	300	300,774
U.S. Treasury Notes	3.00%		08/31/16-09/30/16	1,200	1,206,149
U.S. Treasury Notes	3.25%		07/31/16	100	102,344
U.S. Treasury Notes	3.50%		02/15/18	1,600	1,634,125
U.S. Treasury Notes	4.50%		05/15/17	200	219,516

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,502,667)					7,650,139

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%

Small Business Administration	8.017%		02/10/10	35	35,637

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Small Business Administration Participation Certificates		7.59%		01/01/20		87	95,801

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $122,615)							131,438

FOREIGN GOVERNMENT BOND — 0.1%

Development Bank of Japan, Foreign Gov't. Gtd. Bonds (Japan) (cost $84,689)	Aa2	1.75%		06/21/10	JPY	10,000	112,486

ASSET-BACKED SECURITY

Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1 (cost $21,342)	Aaa	0.521	% (c)	09/25/34		21	14,802

MUNICIPAL BONDS — 1.1%

California — 0.1%
State of California, General Obligation Bonds	Baa1	4.50%		08/01/28		100	96,784

Louisiana — 0.3%
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2001B	Baa3	5.875%		05/15/39		290	280,697

Massachusetts — 0.3%
Massachusetts Water Resources Authority, Revenue Bonds, Series J(e)(l)	Aa2	5.00	% (c)	08/02/32		250	257,777

Ohio — 0.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series A-2	Baa3	5.875%		06/01/47		500	404,625

TOTAL MUNICIPAL BONDS (cost $1,048,414)							1,039,883

CONVERTIBLE BOND — 0.9%

Healthcare & Pharmaceuticals
LifePoint Hospitals, Inc., Sr. Sub. Notes (cost $1,000,000)	B(d)	3.50%		05/15/14		1,000	848,750

BANK LOAN — 0.9%

Chrysler Financial, Term B (cost $846,897)	Caa-	4.25	%(c)	08/03/12		879	841,877

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.1%

Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A (cost $110,824)	Aaa	0.313	% (c)	06/15/22		111	84,843

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 3.8%

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aa3	5.355	% (c)	05/25/35		115	83,914
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Aaa	2.49	% (c)	08/25/35		233	203,822
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	CCC(d)	5.883	% (c)	02/25/37		185	116,889
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	Caa2	0.436	% (c)	09/25/46		181	89,878
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.426	% (c)	05/25/47		150	67,203
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	2.451	% (c)	07/25/44		340	333,562
Freddie Mac, Series 2266, Class F	Aaa	0.693	% (c)	11/15/30		9	9,200
Freddie Mac, Series 2888, Class ZG	Aaa	4.50%		11/15/19		124	119,733
Freddie Mac, Series 3010, Class WB	Aaa	4.50%		07/15/20		1,000	1,034,941
Government National Mortgage Assoc., Series 2000-15, Class Z	Aaa	7.50%		02/20/30		172	193,708

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.326	% (c)	10/25/46	78	61,930
Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A	Caa1	0.426	% (c)	07/19/46	189	88,639
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	B3	0.326	% (c)	01/25/37	27	20,057
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	A3	0.456	% (c)	02/25/36	87	50,012
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1A	Ba3	0.526	% (c)	05/25/35	368	201,716
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Baa2	2.101	% (c)	11/25/42	50	30,729
WaMu Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	0.786	% (c)	12/25/27	433	305,303
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.536	% (c)	10/25/45	95	51,091
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa1	1.711	% (c)	12/25/46	135	75,502
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Ba3	3.099	% (c)	12/25/46	154	80,966
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3	CCC(d)	5.834	% (c)	02/25/37	179	120,679
WaMu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1	CCC(d)	5.564	% (c)	12/25/36	184	118,292
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A	B3	1.661	% (c)	04/25/47	186	97,880

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,274,646)						3,555,646

TOTAL LONG-TERM INVESTMENTS (cost $86,726,919)						95,264,024

SHORT-TERM INVESTMENTS — 3.7%

U.S. TREASURY OBLIGATION

U.S. Treasury Bills(k) (cost $22,980)		0.198%		03/18/10	23	22,984

					Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 3.7%

Dryden Core Investment Fund—Taxable Money Market Series (cost $3,444,713)(w)					3,444,713	3,444,713

TOTAL SHORT-TERM INVESTMENTS (cost $3,467,693)						3,467,697

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT(o) —104.8% (cost $90,194,612)						98,731,721

			Principal Amount (000)#
SECURITIES SOLD SHORT — (2.3)%

Federal National Mortgage Assoc.	4.00%	TBA	$2,000	(1,980,000)
Government National Mortgage Assoc.	5.50%	TBA	200	(209,812)

TOTAL SECURITIES SOLD SHORT (proceeds received $2,174,937)				(2,189,812)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT—102.5% (cost $88,019,675)				96,541,909
Other liabilities in excess of other assets(x) — (2.5)%				(2,316,608)

NET ASSETS — 100.0%				$94,225,301

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVT	Convertible Security
FHLMC	Federal Home Loan Mortgage Corporation
FSB	Federal Savings Bank
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Indicates a security illiquid and restricted as to resale. The aggregated cost of such security was $250,000. The aggregated value of $257,778 is approximately 0.3% of the net assets
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(l)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $125,000 and $125,000, respectively.
(o)	As of September 30, 2009, 1 security representing $81,149 and 0.0% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	Subsequent to the period-end, the issuer has filed for bankruptcy.
(r)	Less than $1,000 par.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Unrealized Appreciation (Depreciation)(1)
Long Positions:
16	90 Day Euro Dollar	Jun 10	$3,939,400	$3,961,200	$21,800
9	90 Day Euro Dollar	Sep 10	2,212,325	2,219,287	6,962
8	90 Day Euro EURIBOR	Jun 10	2,874,949	2,890,716	15,767
10	90 Day Euro EURIBOR	Sep 10	3,585,811	3,601,140	15,329
7	90 Day Sterling	Mar 10	1,372,226	1,386,503	14,277
23	90 Day Sterling	Jun 10	4,515,219	4,534,057	18,838
6	90 Day Sterling	Sep 10	1,168,946	1,176,565	7,619
7	2 Year U.S. Treasury Note	Dec 09	1,511,343	1,518,781	7,438
10	5 Year U.S. Treasury Note	Dec 09	1,147,969	1,160,938	12,969

					$120,999

(1)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.

Forward foreign currency exchange contracts outstanding at September 30, 2009:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 02/02/10	Deutsche Bank Securities	BRL	679	$352,714	$374,803	$22,089
Canadian Dollar,
Expiring 10/29/09	Citibank	CAD	22	20,340	20,549	209
Chinese Yuan,
Expiring 03/29/10	Barclays Capital Growth	CNY	153	22,673	22,428	(245)
Expiring 03/29/10	Citibank	CNY	1,090	161,314	159,524	(1,790)
Expiring 03/29/10	Deutsche Bank Securities	CNY	729	108,000	106,707	(1,293)
Expiring 03/29/10	Deutsche Bank Securities	CNY	1	185	183	(2)
Expiring 03/29/10	Hong Kong & Shanghai Bank	CNY	1,048	155,000	153,461	(1,539)
Expiring 03/29/10	JPMorgan Securities	CNY	10	1,450	1,435	(15)
Expiring 06/07/10	Barclays Capital Growth	CNY	512	76,000	75,018	(982)
Expiring 06/07/10	Barclays Capital Growth	CNY	505	75,000	73,998	(1,002)
Expiring 06/07/10	Deutsche Bank Securities	CNY	310	46,000	45,386	(614)
Expiring 06/07/10	Hong Kong & Shanghai Bank	CNY	572	85,000	83,833	(1,167)
Expiring 06/07/10	JPMorgan Securities	CNY	539	80,000	78,908	(1,092)
Expiring 06/07/10	JPMorgan Securities	CNY	94	14,000	13,819	(181)
Expiring 06/07/10	Merrill Lynch	CNY	202	30,000	29,573	(427)
Expiring 06/07/10	Merrill Lynch	CNY	168	25,000	24,666	(334)
Expiring 06/15/11	HSBC Securities	CNY	379	57,000	58,410	1,410
Indian Rupee,
Expiring 10/06/09	Citibank	INR	242	5,028	5,035	7
Malaysian Ringgit,
Expiring 11/12/09	Barclays Capital Growth	MYR	1	300	311	11
Expiring 11/12/09	Barclays Capital Growth	MYR	1	200	207	7
Expiring 11/12/09	Deutsche Bank Securities	MYR	1	275	282	7
Expiring 11/12/09	JPMorgan Securities	MYR	1	324	335	11
Expiring 11/12/09	JPMorgan Securities	MYR	1	284	294	10
Mexican Peso,
Expiring 11/27/09	Citibank	MXN	67	4,950	4,907	(43)
Expiring 11/27/09	JPMorgan Securities	MXN	67	4,953	4,907	(46)

				$1,325,990	$1,338,979	$12,989

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 11/05/09	HSBC Securities	AUD	11	$10,000	$10,107	$(107)
British Pound,
Expiring 10/28/09	BNP Peregrine Prime	GBP	513	856,623	819,746	36,877
Canadian Dollar,
Expiring 10/29/09	UBS Securities	CAD	21	19,687	19,615	72
Chinese Yuan,
Expiring 03/29/10	Deutsche Bank Securities	CNY	970	143,800	141,973	1,827
Expiring 06/07/10	Barclays Capital Growth	CNY	129	19,000	18,878	122
Expiring 06/07/10	Deutsche Bank Securities	CNY	631	93,084	92,400	684
Euro,
Expiring 10/08/09	Bank of America	EUR	8	11,826	11,707	119
Expiring 10/08/09	Barclays Capital Growth	EUR	39	55,868	57,071	(1,203)

Expiring 10/08/09	BNP Peregrine Prime	EUR	46	65,872	67,314	(1,442)
Expiring 10/08/09	JPMorgan Securities	EUR	8	11,826	11,707	119
Indian Rupee,
Expiring 10/06/09	Citibank	INR	51	1,047	1,051	(4)
Expiring 10/06/09	Merrill Lynch Pierce	INR	192	3,971	3,984	(13)
Expiring 03/24/10	Citibank	INR	242	4,974	4,966	8
Japanese Yen,
Expiring 10/20/09	BNP Peregrine Prime	JPY	8,918	96,390	99,362	(2,972)
Expiring 10/20/09	RBS Group	JPY	2,503	27,697	27,887	(190)

				$1,421,665	$1,387,768	$33,897

(1)	The amount represents fair value of derivative subject to foreign contract risk exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Appreciation)(2)
Morgan Stanley & Co. (1)	01/02/12	BRL	800	10.12%	Brazilian interbank lending rate	$(20,322)	$(36,823)	$16,501

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.

Credit default swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date	Notional Amount (000)(3)		Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps - Buy Protection (1)
Barclays Bank PLC	06/20/15		$100	0.15%	CitiFinancial, 6.625%, due 06/01/15	$9,368	$—	$9,368
Barclays Bank PLC	09/20/11		100	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	357	—	357
Merrill Lynch & Co.	12/20/11		91	0.00%	Dow Jones CDX HY-7 Index	63,777	14,941	48,836
Morgan Stanley & Co.	12/20/12		300	0.14%	Dow Jones CDX IG5 Index	13,924	—	13,924
Morgan Stanley & Co.	12/20/12		1,000	0.14%	Dow Jones CDX IG5 Index	46,410	—	46,410
Deutsche Bank	06/20/18		683	1.50%	Dow Jones CDX NA IG 10 10Y	(5,992)	(9,875)	3,883
Goldman Sachs Capital Markets, L.P.	06/20/18		1,171	1.50%	Dow Jones CDX NA IG 10 10Y	(10,271)	(19,725)	9,454
Morgan Stanley & Co.	06/20/18		1,659	1.50%	Dow Jones CDX NA IG 10 10Y	(14,550)	(33,457)	18,907
Deutsche Bank	06/20/13		878	1.55%	Dow Jones CDX NA IG 10 5Y	(4,693)	(2,750)	(1,943)
Deutsche Bank	06/20/14		3,900	1.00%	Dow Jones CDX NA IG 12 5Y	16,020	122,047	(106,027)
Barclays Bank PLC	12/20/17		488	0.80%	Dow Jones CDX NA IG 9 10Y	17,580	5,024	12,556
Goldman Sachs Capital Markets, L.P.	12/20/17		98	0.80%	Dow Jones CDX NA IG 9 10Y	3,515	1,403	2,112
Morgan Stanley & Co.	12/20/17		195	0.80%	Dow Jones CDX NA IG 9 10Y	7,031	3,820	3,211
Barclays Bank PLC	03/20/11		100	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	35,429	—	35,429
Deutsche Bank	09/20/11		100	0.62%	Nationwide Health, 6.50%, due 07/15/11	3,104	—	3,104
Bear Stearns International Ltd.	03/20/12		1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	60,502	—	60,502
Deutsche Bank	12/20/13	EUR	400	1.85%	UBS AG, 1.45%, due 04/18/12	(24,137)	—	(24,137)
Deutsche Bank	03/20/14	EUR	100	2.08%	UBS AG, 1.45%, due 04/18/12	(7,636)	—	(7,636)
Deutsche Bank	03/20/14	EUR	100	2.20%	UBS AG, 1.45%, due 04/18/12	(8,382)	—	(8,382)

						$201,356	$81,428	$119,928

Counterparty	Termination Date	Notional Amount (000)(3)	Fixed Rate	Reference Entity/Obligation	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)
Credit default swaps on credit indices - Sell Protection(2)
Credit Suisse International	05/25/46	$1,691	0.11%	ABX.HE.AAA.06-2 Index	$(981,073)	$(350,488)	$(630,585)
Morgan Stanley & Co.	12/20/15	200	0.46%	Dow Jones CDX IG5 Index	(26,510)	—	(26,510)
Morgan Stanley & Co.	12/20/15	700	0.46%	Dow Jones CDX IG5 Index	(92,592)	—	(92,592)

					$(1,100,175)	$(350,488)	$(749,687)

The Portfolio entered into credit default swap agreements on credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the referenced entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contract risk exposure as of September 30, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$37,094,555	$81,149	$—
Preferred Stocks	220,599	—	—
Asset-Backed Securities	—	14,802	—
Bank Loan	—	841,877	—
Commercial Mortgage-Backed Securities	—	84,843	—
Convertible Bonds	—	848,750	—
Corporate Bonds	—	28,509,279	—
Foreign Government Bond	—	112,486	—
Municipal Bonds	—	1,039,883	—
Residential Mortgage-Backed Securities	—	3,555,646	—
U.S. Government Agency Obligations	—	131,438	—
U.S. Government Agency Mortgage-Backed Obligations	—	15,078,578	—
U.S. Treasury Obligations	—	7,673,123	—
Affiliated Money Market Mutual Fund	3,444,713	—	—
Short Sales - U.S. Government Mortgage-Backed Obligations	—	(2,189,812)	—

	$40,759,867	$55,782,042	$—
Other Financial Instruments*	120,999	(566,372)	—

Total	$40,880,866	$55,215,670	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Purchased Options	Other Financial Instruments
Balance as of 12/31/08	$—	$5,299
Accrued discounts/premiums	—	—
Realized gain (loss)	(2,320)	—	*
Change in unrealized appreciation (depreciation)	2,320	(5,299)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 9/30/09	$—	$—

*	The realized gain during the period on other financial instruments was $4,244.

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCKS
Aerospace & Defense — 0.1%
Precision Castparts Corp.	38,700	$3,942,369

Air Freight & Logistics — 0.7%
Expeditors International of Washington, Inc.(a)	589,700	20,727,955

Auto Components — 0.7%
Goodyear Tire & Rubber Co. (The)*	1,178,700	20,073,261

Beverages — 1.2%
PepsiCo, Inc.	628,558	36,871,212

Biotechnology — 3.0%
Celgene Corp.*	624,620	34,916,258
Gilead Sciences, Inc.*(a)	1,156,000	53,846,480

		88,762,738

Capital Markets — 7.2%
Bank of New York Mellon Corp. (The)	814,878	23,623,313
Charles Schwab Corp. (The)	1,344,230	25,742,005
Goldman Sachs Group, Inc. (The)	616,931	113,731,230
Morgan Stanley	1,056,700	32,630,896
TD Ameritrade Holding Corp.*(a)	1,000,100	19,621,962

		215,349,406

Chemicals — 2.1%
Dow Chemical Co. (The)	1,488,400	38,802,588
Monsanto Co.	330,850	25,607,790

		64,410,378

Commercial Banks — 0.7%
KeyCorp	3,305,300	21,484,450

Commercial Services & Supplies — 1.1%
Waste Management, Inc.(a)	1,131,800	33,750,276

Communications Equipment — 3.6%
Cisco Systems, Inc.*	1,719,569	40,478,654
QUALCOMM, Inc.	1,533,170	68,961,987

		109,440,641

Computers & Peripherals — 5.0%
Apple, Inc.*	364,666	67,598,136
Hewlett-Packard Co.	764,460	36,090,157
International Business Machines Corp.	248,600	29,735,046
NetApp, Inc.*(a)	569,100	15,183,588

		148,606,927

Consumer Finance — 1.1%
SLM Corp.*(a)	3,762,200	32,806,384

Diversified Consumer Services — 2.2%
Career Education Corp.*(a)	1,229,200	29,967,896
H&R Block, Inc.	1,981,200	36,414,456

		66,382,352

Diversified Financial Services — 0.6%
JPMorgan Chase & Co.	381,700	16,726,094

Electronic Equipment & Instruments — 0.8%
Agilent Technologies, Inc.*	866,200	24,106,346

Energy Equipment & Services — 1.5%
National Oilwell Varco, Inc.*	584,090	25,191,802
Weatherford International Ltd. (Switzerland)*	934,100	19,363,893

		44,555,695

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.(a)	415,500	23,459,130
CVS Caremark Corp.	1,163,000	41,565,620
Kroger Co. (The)	1,420,500	29,319,120

		94,343,870

Food Products — 3.6%
Cadbury PLC, ADR (United Kingdom)	538,042	27,553,131
ConAgra Foods, Inc.	1,607,700	34,854,936
Tyson Foods, Inc. (Class A Stock)(a)	2,332,700	29,462,001
Unilever PLC (United Kingdom)	545,400	15,497,686

		107,367,754

Healthcare Equipment & Supplies — 2.8%
Alcon, Inc. (Switzerland)	346,600	48,063,022
Baxter International, Inc.	656,800	37,444,168

		85,507,190

Healthcare Providers & Services — 4.3%
Aetna, Inc.	707,800	19,698,074
Medco Health Solutions, Inc.*(a)	828,700	45,835,397
Omnicare, Inc.(a)	1,590,900	35,827,068
WellPoint, Inc.*	560,900	26,564,224

		127,924,763

Household Products — 2.1%
Colgate-Palmolive Co.(a)	393,600	30,023,808
Kimberly-Clark Corp.	577,631	34,068,676

		64,092,484

Independent Power Producers & Energy Traders — 1.3%
NRG Energy, Inc.*(a)	1,391,600	39,229,204

Insurance — 0.9%
Arch Capital Group Ltd. (Bermuda)*	42,200	2,850,188
Travelers Cos., Inc. (The)	464,400	22,862,412

		25,712,600

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.*	588,800	54,970,368

Internet Software & Services — 4.8%
Baidu, Inc., ADR (Cayman Islands)*(a)	53,500	20,921,175
Google, Inc. (Class A Stock)*(a)	172,400	85,484,540
IAC/InterActiveCorp*(a)	1,824,050	36,827,569

		143,233,284

IT Services — 2.8%
MasterCard, Inc. (Class A Stock)(a)	159,800	32,303,570
Visa, Inc. (Class A Stock)	768,530	53,113,108

		85,416,678

Media — 3.4%
Comcast Corp. (Class A Stock)	1,939,120	32,751,737

Liberty Global, Inc. (Class C Stock)*(a)	1,541,950	34,632,197
Walt Disney Co. (The)	1,207,880	33,168,385

		100,552,319

Metals & Mining — 3.0%
Freeport-McMoRan Copper & Gold, Inc.	710,660	48,758,383
Kinross Gold Corp. (Canada)	1,846,600	40,071,220

		88,829,603

Multi-Line Retail — 1.0%
Kohl’s Corp.*(a)	549,900	31,371,795

Multi-Utilities — 1.0%
Sempra Energy	629,986	31,379,603

Oil, Gas & Consumable Fuels — 14.0%
Apache Corp.	480,400	44,115,132
Canadian Natural Resources Ltd. (Canada)	469,500	31,545,705
EOG Resources, Inc.	342,900	28,635,579
Noble Energy, Inc.(a)	307,100	20,256,316
Occidental Petroleum Corp.	1,150,500	90,199,200
Petroleo Brasileiro SA, ADR (Brazil)	1,775,900	81,513,810
Southwestern Energy Co.*(a)	601,400	25,667,752
Suncor Energy, Inc. (XNYS) (Canada)(a)	157,500	5,443,200
Suncor Energy, Inc. (XTSE) (Canada)	917,675	32,056,269
Williams Cos., Inc.	1,607,100	28,718,877
XTO Energy, Inc.	815,500	33,696,460

		421,848,300

Pharmaceuticals — 4.9%
Abbott Laboratories	446,905	22,108,390
Sanofi-Aventis SA, ADR (France)(a)	828,400	30,609,380
Shire PLC, ADR (United Kingdom)(a)	971,100	50,778,819
Teva Pharmaceutical Industries Ltd., ADR (Israel)	847,900	42,869,824

		146,366,413

Semiconductors & Semiconductor Equipment — 0.7%
Advanced Micro Devices, Inc.*	3,584,600	20,288,836

Software — 6.3%
Adobe Systems, Inc.*	1,252,000	41,366,080
CA, Inc.	1,981,100	43,564,389
Microsoft Corp.	1,759,600	45,556,044
Oracle Corp.	994,600	20,727,464
Symantec Corp.*	2,360,900	38,884,023

		190,098,000

Specialty Retail — 0.2%
Tiffany & Co.	141,400	5,448,142

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	301,600	9,928,672
NIKE, Inc. (Class B Stock)(a)	517,430	33,477,721

		43,406,393

Wireless Telecommunication Services — 1.9%
NII Holdings, Inc.*(a)	1,859,500	55,747,810

TOTAL LONG-TERM INVESTMENTS (cost $2,302,398,709)		2,911,131,893

SHORT-TERM INVESTMENT — 11.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $355,472,132; includes $286,735,229 of cash collateral for securities on loan)(b)(w)	355,472,132	355,472,132

TOTAL INVESTMENTS — 108.7% (cost $2,657,870,841)		3,266,604,025
Liabilities in excess of other assets — (8.7)%		(262,141,230)

NET ASSETS — 100.0%		$3,004,462,795

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
XNYS	New York Stock Exchange
XTSE	Toronto Stock Exchange
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $276,034,792; cash collateral of $286,735,229 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$2,911,131,893	$—	$—
Affiliated Money Market Mutual Fund	355,472,132	—	—

	$3,266,604,025	$—	$—
Other Financial Instruments*	—	—	—

Total	$3,266,604,025	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 92.6%
COMMON STOCKS — 61.7%	Shares	Value
Aerospace & Defense — 2.1%
Alliant Techsystems, Inc.(a)	31,600	$2,460,060
General Dynamics Corp.	215,200	13,901,920
L-3 Communications Holdings, Inc.	96,200	7,726,784
Lockheed Martin Corp.	104,900	8,190,592
Northrop Grumman Corp.	235,400	12,181,950
Raytheon Co.	261,900	12,563,343
United Technologies Corp.	46,000	2,802,780

		59,827,429

Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, lnc.(b)	126,600	7,311,150
United Parcel Service, Inc. (Class B Stock)	93,400	5,274,298

		12,585,448

Auto Components — 0.3%
Cooper Tire & Rubber Co.	19,600	344,568
Johnson Controls, Inc.	243,000	6,211,080
TRW Automotive Holdings Corp.(a)	82,800	1,386,900

		7,942,548

Automobiles
Thor Industries, Inc.	11,400	352,830

Beverages — 1.7%
Coca-Cola Co. (The)	340,800	18,300,960
Coca-Cola Enterprises, Inc.	169,200	3,622,572
Dr. Pepper Snapple Group, lnc.(a)	58,300	1,676,125
PepsiCo, Inc.	395,020	23,171,873

		46,771,530

Biotechnology — 1.0%
Amgen, lnc.(a)	253,008	15,238,672
Biogen Idec, lnc.(a)	186,300	9,411,876
Celgene Corp.(a)	31,400	1,755,260
Gilead Sciences, lnc.(a)	7,600	354,008
Isis Pharmaceuticals, lnc.(a)	48,800	711,016

		27,470,832

Capital Markets — 2.1%
Ameriprise Financial, Inc.	195,900	7,117,047
Bank of New York Mellon Corp. (The)	117,100	3,394,729
Franklin Resources, Inc.(b)	25,300	2,545,180
GFI Group, Inc.	35,500	256,665
Goldman Sachs Group, Inc. (The)	142,800	26,325,180
Invesco Ltd.	101,000	2,298,760
Janus Capital Group, lnc.(b)	75,800	1,074,844
Morgan Stanley	262,690	8,111,867
OptionsXpress Holdings, Inc.	60,300	1,041,984
State Street Corp.	20,100	1,057,260
T. Rowe Price Group, Inc.	114,300	5,223,510

		58,447,026

Chemicals — 0.8%
Air Products & Chemicals, Inc.	52,700	4,088,466
Ecolab, Inc.	129,500	5,986,785
Koppers Holdings, Inc.	18,600	551,490
NewMarket Corp.	22,900	2,130,616
Praxair, Inc.	98,800	8,070,972
Scotts Miracle-Gro Co. (The) (Class A Stock)	38,600	1,657,870

		22,486,199

Commercial Banks — 1.3%
Community Bank System, Inc.	43,400	792,918
Huntington Bancshares, lnc.(b)	463,700	2,184,027
International Bancshares Corp.	15,800	257,698
MB Financial, Inc.	9,700	203,409
PNC Financial Services Corp. (b)	90,500	4,397,395
Prosperity Bancshares, Inc.	5,200	180,908
Regions Financial Corp.(b)	326,300	2,026,323
Susquehanna Bancshares, Inc.	68,300	402,287

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

U.S. Bancorp	31,532	689,290
Webster Financial Corp.	28,200	351,654
Wells Fargo & Co.(b)	905,412	25,514,510
Wintrust Financial Corp.	10,300	287,988

		37,288,407

Commercial Services & Supplies — 0.2%
Avery Dennison Corp.	100,200	3,608,202
Stericycle, lnc.(a)(b)	10,800	523,260
Waste Management, lnc.(b)	64,100	1,911,462

		6,042,924

Communications Equipment — 1.2%
Arris Group, lnc.(a)	37,100	482,671
Cisco Systems, Inc.(a)	1,176,700	27,699,518
Juniper Networks, Inc.(a)	36,900	997,038
QUALCOMM, Inc.	132,100	5,941,858

		35,121,085

Computers & Peripherals — 4.0%
Apple, lnc.(a)	209,600	38,853,552
Dell, lnc.(a)(b)	259,300	3,956,918
EMC Corp.(a)	405,900	6,916,536
Hewlett-Packard Co.	259,165	12,235,180
International Business Machines Corp.	310,000	37,079,100
Novatel Wireless, Inc.(a)	25,000	284,000
Seagate Technology	273,300	4,156,893
Teradata Corp.(a)	32,900	905,408
Western Digital Corp.(a)(b)	214,800	7,846,644

		112,234,231

Construction & Engineering — 0.3%
Fluor Corp.	139,200	7,078,320
URS Corp.(a)	9,400	410,310

		7,488,630

Consumer Finance — 0.7%
American Express Co.(b)	319,400	10,827,660
Capital One Financial Corp.	218,600	7,810,578
First Cash Financial Services, Inc.(a)(b)	21,500	368,295
World Acceptance Corp.(a)(b)	17,500	441,175

		19,447,708

Containers & Packaging — 0.5%
Owens-Illinois, lnc.(a)	96,200	3,549,780
Pactiv Corp.(a)	370,500	9,651,525

		13,201,305

Distributors
Genuine Parts Co.	13,600	517,616

Diversified Consumer Services — 0.4%
Apollo Group, Inc. (Class A Stock)(a)	147,700	10,881,059
Strayer Education, Inc.	2,000	435,360

		11,316,419

Diversified Financial Services — 3.1%
Bank of America Corp.	1,556,782	26,340,752
Citigroup, Inc.	3,776,900	18,280,196
JPMorgan Chase & Co.	909,694	39,862,791
Moody’s Corp. (b)	28,000	572,880
NYSE Euronext	38,300	1,106,487
PHH Corp.(a)(b)	52,600	1,043,584

		87,206,690

Diversified Telecommunication Services — 2.2%
AT&T, Inc.	1,178,147	31,821,750
CenturyTel, Inc.	181,500	6,098,400
Frontier Communications Corp.	149,800	1,129,492
Verizon Communications, Inc.	701,888	21,246,150
Windstream Corp.	271,500	2,750,295

		63,046,087

Electrical Equipment
A.O. Smith Corp.	9,700	369,570

Electrical Utilities — 0.8%
American Electric Power Co., Inc.	47,800	1,481,322
Duke Energy Corp.	289,800	4,561,452
Edison International	68,100	2,286,798

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Exelon Corp.	78,100	3,875,322
FPL Group, Inc.	79,300	4,379,739
Pepco Holdings, Inc.	136,100	2,025,168
PPL Corp.	142,900	4,335,586
Unisource Energy Corp.	20,900	642,675

		23,588,062

Electronic Equipment & Instruments — 0.4%
Corning, Inc.	448,800	6,871,128
Dolby Laboratories, Inc. (Class A Stock)(a)	60,600	2,314,314
Tech Data Corp.(a)	41,200	1,714,332

		10,899,774

Energy Equipment & Services — 0.8%
Cal Dive International, lnc.(a)	78,900	780,321
Dresser-Rand Group, Inc.(a)	112,400	3,492,268
FMC Technologies, Inc.,(a)	98,800	5,161,312
Helix Energy Solutions Group, Inc.(a)	75,800	1,135,484
Schlumberger Ltd.	146,100	8,707,560
SEACOR Holdings, Inc.(a)(b)	19,400	1,583,622
Tidewater, Inc.	6,700	315,503

		21,176,070

Food & Staples Retailing — 1.4%
CVS Caremark Corp.	34,300	1,225,882
Kroger Co. (The)	474,900	9,801,936
Safeway, Inc.	46,400	915,008
Wal-Mart Stores, Inc.	477,000	23,415,930
Whole Foods Market, Inc. (a)(b)	114,200	3,481,958

		38,840,714

Food Products — 1.4%
American Italian Pasta Co. (Class A Stock)(a)	7,400	201,132
Archer-Daniels-Midland Co.	256,000	7,480,320
Chiquita Brands International, lnc.(a)(b)	43,300	699,728
Dean Foods Co.(a)	115,600	2,056,524
General Mills, Inc.	140,000	9,013,200
Kellogg Co.	91,300	4,494,699
Kraft Foods, Inc. (Class A Stock)	395,200	10,381,904
Lancaster Colony Corp.	4,100	210,207
Sanderson Farms, Inc.	54,400	2,047,616
Sara Lee Corp.	78,300	872,262
Tyson Foods, Inc. (Class A Stock)	138,700	1,751,781

		39,209,373

Gas Utilities
UGI Corp.	22,800	571,368

Healthcare Equipment & Supplies — 1.2%
American Medical Systems Holdings, lnc.(a)(b)	109,200	1,847,664
Baxter International. Inc.	123,700	7,052,137
Boston Scientific Corp.(a)	193,400	2,048,106
C.R. Bard, Inc.	9,400	738,934
Carefusion Corp.(a)	134,900	2,940,820
Cooper Cos., Inc. (The)(b)	12,500	371,625
Hospira, Inc.(a)	74,700	3,331,620
ICU Medical, lnc.(a)	12,300	453,378
Intuitive Surgical, lnc.(a)(b)	18,500	4,851,625
Masimo Corp.(a)	24,400	639,280
Medtronic, Inc.	212,800	7,831,040
Meridian Bioscience, Inc.	8,600	215,086
Quidel Corp.(a)	15,700	254,811

		32,576,126

Healthcare Providers & Services — 1.2%
Humana, Inc.(a)(b)	21,600	805,680
Laboratory Corp. of America Holdings(a)	33,500	2,200,950
Lincare Holdings, lnc.(a)(b)	38,600	1,206,250
Medco Health Solutions, Inc.(a)	83,000	4,590,730
Psychiatric Solutions, Inc.(a)	34,100	912,516
Quest Diagnostics, Inc.	140,500	7,332,695
UnitedHealth Group, Inc.	409,300	10,248,872
WellPoint, Inc.(a)	113,700	5,384,832

		32,682,525

Hotels, Restaurants & Leisure — 0.6%
McDonald’s Corp.	287,300	16,396,211

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Texas Roadhouse, Inc. (Class A Stock)(a)(b)	64,300	682,866

		17,079,077

Household Durables — 0.4%
Blyth, Inc.	3,600	139,428
Leggett & Platt, Inc.	476,600	9,246,040
Newell Rubbermaid, Inc.	50,600	793,914
Tempur-Pedic International, Inc.	47,500	899,650
Tupperware Brands Corp.	9,900	395,208

		11,474,240

Household Products — 1.7%
Colgate-Palmolive Co.	125,800	9,596,024
Kimberly-Clark Corp.	203,000	11,972,940
Procter & Gamble Co.	473,105	27,402,242

		48,971,206

Independent Power Producers & Energy Traders — 0.4%
Calpine Corp.(a)	65,100	749,952
Constellation Energy Group, Inc.	305,300	9,882,561
Mirant Corp.(a)(b)	125,500	2,061,965

		12,694,478

Industrial Conglomerates — 1.8%
3M Co.(b)	194,500	14,354,100
General Electric Co.(b)	2,063,800	33,887,596
McDermott International, Inc. (Panama)(a)	110,300	2,787,281

		51,028,977

Insurance — 1.2%
Aflac. Inc.	180,900	7,731,666
Allied World Assurance Co. Holdings Ltd. (Bermuda)	60,900	2,918,937
Argo Group International Holdings Ltd. (Bermuda)(a)	9,700	326,696
Assurant, Inc.	44,200	1,417,052
Chubb Corp. (The)	74,500	3,755,545
Endurance Specialty Holdings Ltd. (Bermuda)	95,100	3,468,297
MetLife, Inc.	9,800	373,086
Montpelier Re Holdings Ltd. (Bermuda)	23,100	376,992
PartnerRe Ltd. (Bermuda)	32,300	2,485,162
StanCorp Financial Group, lnc.(b)	63,400	2,559,458
Transatlantic Holdings, Inc.	17,900	898,043
Travelers Cos., Inc. (The)	83,800	4,125,474
Unum Group(b)	179,100	3,839,904

		34,276,312

Internet & Catalog Retail — 0.1%
Amazon.com, lnc.(a)	22,500	2,100,600
PetMed Express, lnc.(b)	76,800	1,447,680

		3,548,280

Internet Software & Services — 0.9%
DealerTrack Holdings, Inc.(a)	10,200	192,882
EarthLink, Inc.	103,300	868,753
Google, Inc. (Class A Stock)(a)	46,100	22,858,685
j2 Global Communications, lnc.(a)	15,800	363,558

		24,283,878

IT Services — 1.1%
Computer Sciences Corp., (a)	8,200	432,222
Convergys Corp.(a)	64,900	645,106
Fidelity National Information Services, Inc.,	84,800	2,163,248
Fiserv, lnc.(a)(b)	69,200	3,335,440
Mastercard, Inc. (Class A Stock)	58,400	11,805,560
Western Union Co. (The)	611,900	11,577,148

		29,958,724

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	154,100	4,276,275
Smith & Wesson Holding Corp.(a)(b)	138,900	726,447

		5,002,722

Life Sciences Tools & Services — 0.5%
Mettler-Toledo International, lnc.(a)	23,400	2,119,806
Millipore Corp.(a)(b)	59,000	4,149,470
Thermo Fisher Scientific, Inc.(a)	153,100	6,685,877
Waters Corp.(a)	23,400	1,307,124

		14,262,277

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Machinery — 0.5%
Chart Industries, lnc.(a)	21,100	455,549
Flowserve Corp.	41,600	4,099,264
Illinois Tool Works, Inc.	134,200	5,731,682
Oshkosh Corp.	66,600	2,059,938
Pall Corp.	11,100	358,308
Toro Co.	22,800	906,756

		13,611,497

Media — 1.5%
Comcast Corp. (Class A Stock)	1,100,973	18,595,434
DIRECTV Group, Inc. (The)(a)(b)	266,200	7,341,796
McGraw-Hill Cos., Inc. (The)	55,200	1,387,728
News Corp. (Class A Stock)	204,500	2,451,955
Scholastic Corp.	7,800	189,852
Time Warner Cable, Inc.	30,933	1,332,903
Time Warner, Inc.	192,466	5,539,171
Viacom, Inc. (Class B Stock)(a)	17,000	476,680
Walt Disney Co. (The)	186,600	5,124,036

		42,439,555

Metals & Mining — O.6%
Freeport-McMoRan Copper & Gold, Inc.	160,700	11,025,627
Newmont Mining Corp.	21,500	946,430
Southern Copper Corp.(b)	197,600	6,064,344
Walter Energy, Inc.	4,600	276,276

		18,312,677

Multiline Retail — 0.7%
Dollar Tree, lnc.(a)	4,600	223,928
Family Dollar Stores, Inc.	184,600	4,873,440
Target Corp.	342,100	15,969,228

		21,066,596

Multi-Utilities — 0.6%
CMS Energy Corp.	100,700	1,349,380
Dominion Resources, Inc.	217,300	7,496,850
Public Service Enterprise Group, Inc.	163,300	5,134,152
Sempra Energy	72,400	3,606,244

		17,586,626

Office Electronics
Xerox Corp.	74,900	579,726

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp. (b)	92,900	5,827,617
Apache Corp.	5,800	532,614
Chesapeake Energy Corp.	140,000	3,976,000
Chevron Corp.	494,356	34,817,493
ConocoPhillips	457,234	20,648,687
Devon Energy Corp.	120,100	8,086,333
El Paso Corp.	124,800	1,287,936
Exxon Mobil Corp.	933,116	64,021,089
Hess Corp.	18,200	972,972
Marathon Oil Corp.	313,500	10,000,650
Murphy Oil Corp.	43,900	2,527,323
Occidental Petroleum Corp.	66,300	5,197,920
Spectra Energy Corp.	405,300	7,676,382
Stone Energy Corp.(a)	76,600	1,249,346
Western Refining, Inc.(a)(b)	117,200	755,940
XTO Energy, Inc.	49,300	2,037,076

		169,615,378

Personal Products
Avon Products, Inc.	20,000	679,200

Pharmaceuticals — 4.8%
Abbott Laboratories	194,200	9,607,074
Allergan, Inc.	90,300	5,125,428
Bristol-Myers Squibb Co.	762,000	17,160,240
Eli Lilly & Co.	388,000	12,815,640
Johnson & Johnson	512,498	31,206,003
Merck & Co., Inc.(b)	255,300	8,075,139
Mylan, lnc.(a)(b)	401,000	6,420,010
Pfizer, Inc.	1,256,665	20,797,806
Schering-Plough Corp.	230,500	6,511,625

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Valeant Pharmaceuticals International(a)(b)	102,700	2,881,762
Watson Pharmaceuticals, Inc.(a)(b)	57,500	2,106,800
Wyeth	232,900	11,314,282

		134,021,809

Professional Services — 0.3%
Equifax, Inc.	243,100	7,083,934
Watson Wyatt Worldwide, Inc. (Class A stock)	21,100	919,116

		8,003,050

Real Estate Investment Trusts — 0.5%
Annaly Capital Management, lnc.(b)	319,800	5,801,172
Anworth Mortgage Asset Corp.	85,600	674,528
Brandywine Realty Trust	170,600	1,883,424
Chimera Investment Corp.	94,000	359,080
Colonial Properties Trust(b)	36,500	355,145
MFA Financial, Inc.	236,000	1,878,560
ProLogis(b)	278,400	3,318,528

		14,270,437

Real Estate Management & Development
Forest City Enterprises, Inc. (Class A Stock)	56,100	750,057

Road & Rail — 0.2%
Burlington Northern Santa Fe Corp.	51,000	4,071,330
Con-way, Inc.	26,400	1,011,648

		5,082,978

Semiconductors & Semiconductor Equipment — 1.7%
Broadcom Corp. (Class A Stock)(a)(b)	121,500	3,728,835
Cree, lnc.(a)	42,500	1,561,875
Intel Corp.	1,383,100	27,067,267
LSI Corp.(a)	97,900	537,471
Semlech Corp.(a)	13,900	236,439
Texas Instruments, lnc.(b)	590,500	13,988,945
Volterra Semiconductor Corp.(a)	12,500	229,625

		47,350,457

Software — 2.6%
Adobe Systems, lnc.(a)	193,800	6,403,152
BMC Software, lnc.(a)	68,300	2,563,299
McAfee, lnc.(a)	132,000	5,780,280
Microsoft Corp.	1,264,400	32,735,316
Novell, lnc.(a)	93,100	419,881
Oracle Corp.	774,300	16,136,412
Quest Software, lnc.(a)	30,700	517,295
Red Hat, lnc.(a)	16,300	450,532
Symantec Corp.(a)	576,400	9,493,308

		74,499,475

Specialty Retail — 1.4%
Advance Auto Parts, Inc.	8,100	318,168
AutoZone, Inc. (a)	6,200	906,564
Best Buy Co., Inc.	91,100	3,418,072
Chico’s FAS, lnc.(a)	465,400	6,050,200
Gap, Inc. (The), (b)	206,700	4,423,380
Home Depot, Inc. (The)	219,850	5,856,804
Jos. A. Bank Clothiers, Inc.(a)	16,200	725,274
Ross Stores, Inc.	111,600	5,331,132
Sally Beauty Holdings, Inc.(a)	64,800	460,728
Sonic Automotive, Inc. (Class A Stock)	29,200	306,600
TJX Cos. Inc.	227,500	8,451,625
Tractor Supply Co.(a)(b)	44,500	2,154,690

		38,403,237

Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.(a)	34,200	913,140
Coach, Inc.	360,700	11,874,244
V.F. Corp.	2,800	202,804

		12,990,188

Tobacco — 1.1%
Altria Group, Inc.	504,700	8,988,707
Lorillard, Inc.	6,800	505,240
Philip Morris International, Inc. (Switzerland)	261,200	12,730,888
Reynolds American, Inc.	169,800	7,559,496

		29,784,331

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Trading Companies & Distributors — 0.2%
W.W. Grainger, lnc.(b)	63,000	5,629,680

Wireless Telecommunication Services — 0.1%
NTELOS Holdings Corp.	13,900	245,474
Sprint Nextel Corp.(a)	482,800	1,907,060

		2,152,534

TOTAL COMMON STOCKS (cost $1,501,733,766)		1,738,118,185

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.2%
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(c)	Baa1	0.643%	01/15/16	$3,209	2,795,907
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(c)	Baa2	0.646%	02/20/15	1,350	1,224,277
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.250%	02/20/21	415	382,188

TOTAL ASSET-BACKED SECURITIES (cost $4,973,944)					4,402,372

BANK LOANS — 0.5%
Automotive
Oshkosh Truck Corp.(c)(d)	B2	6.423%	12/06/13	217	216,282

Cable — 0.1%
Discovery Communications, Inc.(c)(d)	Baa3	5.250%	05/14/14	1,059	1,075,354
Insight Midwest Holdings LLC(c)(d)	B1	1.760%	10/06/13	1,216	1,136,571

					2,211,925

Electric — 0.1%
NRG Energy, Inc.(c)(d)	Baa3	0.183%	02/01/13	439	416,248
NRG Energy, Inc.(c)(d)	Baa3	2.022%	02/01/13	817	774,035
Texas Competitive Electric Holdings Co. LLC(c)(d)	B2	3.754%	10/10/14	980	773,465

					1,963,748

Healthcare & Pharmaceutical — 0.1%
DaVita, lnc.(d)	Ba1	1.813%	10/05/12	1,200	1,155,750
HCA, lnc.(c)(d)	Ba3	2.533%	11/18/13	1,481	1,395,009
Health Management Association(c)(d)	B1	2.033%	02/28/14	1,107	1,037,356

					3,588,115

Paper
Domtar Corp.(c)(d)	Baa3	1.619%	03/05/14	942	896,250
Georgia Pacific(d)	Baa3	2.316%	12/20/12	759	728,890

					1,625,140

Pipelines & Other
Enterprise GP Holdings LP(c)(d)	Ba2	2.663%	11/08/14	990	964,012

Technology — 0.2%
First Data Corp.(c)(d)	B1	2.999%	09/24/14	1,176	1,012,340
First Data Corp.(c)(d)	B1	3.035%	09/24/14	1,470	1,262,142
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.687%	10/01/14	990	888,601
Flextronics International Ltd. (Singapore)(c)(d)	Ba1	2.759%	10/01/14	284	255,345
Metavante Corp.(c)(d)	Ba2	2.233%	11/01/14	985	980,469
Sensata Technologies(d)	B3	2.246%	04/27/13	336	286,646

					4,685,543

TOTAL BANK LOANS (cost $16,154,123)					15,254,765

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.4%
Banc of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	B3	6.000%	01/25/36	3,868	2,920,494
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(c)	Ba1	4.448%	02/25/35	992	772,478
Banc of America Mortgage Securities, Inc., Ser. 2005-B. Class 2A1(c)	Ba2	4.395%	03/25/35	741	590,547
Chase Mortgage Finance Corp., Ser. 2007-A1, Class 1A5(c)	Ba2	4.369%	02/25/37	2,318	2,146,190
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	A1	5.250%	09/25/19	1,067	1,031,866
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(c)	B1	4.066%	07/25/35	1,758	1,645,685
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1	Aaa	5.000%	04/25/19	371	351,561

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3(c)	Al	3.750%	02/25/34	675	554,801
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(e)	5.000%	03/25/20	446	342,901

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $11,903,134)					10,356,523

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(c)	AAA(e)	4.873%	03/11/41	2,500	2,595,182
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153%	11/10/38	2,800	2,749,179
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(c)	AAA(e)	5.120%	11/10/42	705	733,063
Banc of America Commercial Mortgage, Inc., Ser. 2006-4, Class A3A	Aaa	5.600%	07/10/46	3,700	3,434,199
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(c)	Aaa	5.837%	06/10/49	5,900	5,895,153
Banc of America Commercial Mortgage, Inc., Ser. 2007-5, Class A3	AAA(e)	5.620%	02/10/51	1,920	1,770,254
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(c)	Aaa	4.823%	02/13/42	1,775	1,787,783
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB(c)	Aaa	5.282%	10/12/42	2,400	2,440,185
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(c)	A-(e)	5.440%	09/15/30	890	827,492
Commercial Mortgage Loan Trust, Ser. 2008-LS1, Class A2(c)	Aaa	6.220%	12/10/49	2,200	2,215,375
Commercial Mortgage Pass-Through Certificates, Ser. 2004-LB2A, Class X2, I/O, 144A(c)	AAA(e)	0.862%	03/10/39	8,370	93,094
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C7, Class A4(c)	AAA(e)	5.961%	06/10/46	1,500	1,434,924
Commercial Mortgage Pass-Through Certificates, Ser. 2006-C8, Class A2B	Aaa	5.248%	12/10/46	1,000	992,522
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835%	07/15/36	880	879,805
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283%	10/15/39	1,400	1,399,183
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4	AAA(e)	5.100%	08/15/38	6,800	6,619,184
CS Mortgage Capital Certificate Corp., Ser. 2006-Cl, Class A4(c)	AAA(e)	5.609%	02/15/39	2,700	2,549,514
CW Capital Cobalt Ltd., Ser. 2007-C2, Class A2	Aaa	5.334%	04/15/47	750	740,702
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(c)	AAA(e)	6.015%	05/15/46	2,200	2,033,840
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(e)	7.620%	06/10/33	1,642	1,672,904
General Electric Capital Commercial Mortgage Corp., Ser. 2004-C2, Class X2, I/O, 144A(c)	Aaa	0.593%	03/10/40	16,934	140,718
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(e)	4.697%	05/10/43	2,720	2,689,378
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5(c)	Aaa	5.224%	04/10/37	8,050	7,572,776
Greenwich Capital Commercial Funding Corp., Ser. 2007-GG9, Class A2	Aaa	5.381%	03/10/39	4,000	3,972,357
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(c)	AAA(e)	5.587%	04/10/38	6,650	6,569,334
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(c)	Aaa	4.853%	03/15/46	3,942	4,044,955
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659%	07/15/42	6,350	6,431,592
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523%	05/12/45	3,900	3,816,113
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/O(c)	Aaa	0.235%	04/15/43	119,690	382,756
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A3A(c)	Aaa	6.065%	04/15/45	563	564,317
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD12, Class A2	Aaa	5.827%	02/15/51	2,050	2,037,977
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.830%	11/15/27	1,460	1,497,337
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(c)	AAA(e)	4.826%	08/15/29	3,910	3,715,982

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341%	09/15/39	3,580	3,475,799
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615%	08/12/39	2,000	1,921,988
Merrill Lynch Mortgage Trust, Ser. 2008-C1, Class A2	Aaa	5.425%	02/12/51	150	142,644
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(c)	Aaa	6.104%	06/12/46	1,795	1,688,498
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(c)	AAA(e)	5.942%	10/15/42	2,600	2,448,616
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444%	02/12/44	4,600	4,319,092
Morgan Stanley Capital I, Ser. 2007-T27, Class AAB(c)	AAA(e)	5.803%	06/11/42	1,105	1,070,751
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C23, Class A4(c)	Aaa	5.418%	01/15/45	2,500	2,276,008
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C25, Class A3(c)	Aaa	5.891%	05/15/43	5,000	4,935,147
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C27, Class A2	Aaa	5.624%	07/15/45	3,000	3,011,631

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $109,962,131)					111,589,303

CORPORATE BONDS — 9.1%
Aerospace/Defense — 0.2%
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	4.750%	08/15/10	2,150	2,186,041
BAE Systems Holdings, Inc., Gtd. Notes, 144A	Baa2	6.375%	06/01/19	725	799,972
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	6.100%	03/01/11	925	982,463
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.800%	07/01/36	743	821,583
L-3 Communications Corp., Sr. Notes, 144A	Baa2	5.200%	10/15/19	1,030	1,032,575

					5,822,634

Airlines — 0.1%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	B2	6.817%	05/23/11	2,520	2,318,400
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648%	09/15/17	269	252,700
Delta Air Lines, Inc., Pass-thru Certs., Ser, 071A(b)	Baa1	6.821%	08/10/22	455	421,044
Southwest Airlines Co., Sr. Unsec’d. Notes	Baa3	6.500%	03/01/12	1,005	1,056,564

					4,048,708

Automotive
Johnson Controls, Inc., Sr. Notes	Baa2	5.500%	01/15/16	245	253,790

Banking — 1.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	1,925	2,276,680
Banco Bradesco SA (Cayman Islands), Sub. Notes	A2	8.750%	10/24/13	1,760	2,090,000
Bank of America Corp., Sub. Notes	A3	5.750%	08/15/16	1,775	1,747,386
Bank of America Corp., Jr. Sub. Notes(c)	B3	8.000%	12/29/49	2,200	1,956,020
Bank of America NA, Sub. Notes	A1	5.300%	03/15/17	930	892,159
Bank of America NA, Sub. Notes	A1	6.000%	10/15/36	410	404,060
Bank One Corp., Sub. Notes	A1	7.875%	08/01/10	2,250	2,367,999
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	5.300%	10/30/15	515	543,771
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	6.400%	10/02/17	330	358,997
Bear Stearns Cos., Inc. (The), Sr. Unsec’d. Notes	Aa3	7.250%	02/01/18	1,175	1,341,899
Capital One Bank Corp. Sr. Sub. Notes	A3	6.500%	06/13/13	20	21,323
Capital One Capital V, Gtd. Notes	Baa2	10.250%	08/15/39	620	685,112
Capital One Financial Corp., Sr. Unsec’d. Notes, M.T.N.	Baa1	5.700%	09/15/11	600	626,825
Citigroup, Inc., Sub. Notes	Baa1	5.000%	09/15/14	454	432,020
Citigroup, Inc., Sub. Notes	Baa1	5.625%	08/27/12	2,800	2,831,114
Citigroup, Inc., Sub. Notes	Baa1	6.125%	08/25/36	570	489,175
Citigroup. Inc., Sr. Unsec’d. Notes	A3	6.875%	03/05/38	520	521,576
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%	07/15/39	430	481,337
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	975	1,100,614
Countrywide Financial Corp., Gtd. Notes, M.T.N.	A2	5.800%	06/07/12	1,190	1,255,336
DEPFA ACS Bank (Ireland), Covered Notes, 144A	Aa2	5.125%	03/16/37	1,380	1,039,434
First Union National Bank, Sub. Notes(b)	Aa3	7.800%	08/18/10	2,100	2,214,106
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%	11/01/l2	600	642,586
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	5.625%	01/15/17	1,190	1,198,846
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.450%	05/01/36	1,615	1,604,743
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	104	107,331
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(b)	A1	7.500%	02/15/19	1,500	1,715,425
ICICI Bank Ltd. (India), Bonds, 144A(c)	Baa2	1.050%	01/12/10	2,385	2,337,300
ICICI Bank Ltd. (Singapore), Notes, 144A	Baa2	5.750%	11/16/10	1,410	1,436,397
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. 1(c)	A2	7.900%	04/29/49	2,000	1,920,340
JPMorgan Chase Capital XXVI (Capital Security, fixed to floating preffered)	A1	8.000%	05/15/48	28	753,480
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	4.250%	02/08/10	1,170	1,184,182
Merrill Lynch & Co Inc., Sr. Unsec’d. Notes	A2	4.790%	08/04/10	295	302,472

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	5.000%	01/15/15	615	620,969
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, M.T.N.	A2	5.770%	07/25/11	520	544,303
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	6.400%	08/28/17	35	35,447
Merrill Lynch & Co., Inc., Notes. M.T.N.(b)	A2	6.875%	04/25/18	980	1,030,663
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.300%	03/01/13	265	277,675
Morgan Stanley, Sr. Unsec’d. Notes, Ser. E(b)	A2	5.450%	01/09/17	2,345	2,348,274
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	5.625%	09/23/19	1,415	1,391,368
Morgan Stanley, Sr. Unsec’d. Notes, M.T.N.	A2	5.950%	12/28/17	620	631,249
MUFG Capital Finance 1 Ltd. (Cayman Islands), Gtd. Notes.(c)	A2	6.346%	07/25/49	800	739,023
PNC Funding Corp., Gtd. Notes	A3	6.700%	06/10/19	1,000	1,106,696
Santander Central Hispano Issuances (Cayman Islands), Gtd. Notes	Aa3	7.625%	09/14/10	695	736,300
Wells Fargo Bank, Sub. Notes, Ser. AI	Aa3	4.750%	02/09/15	585	593,178
Wells Fargo Bank, Sub. Notes	Aa3	6.450%	02/01/11	65	68,467
Wells Fargo Capital XIII, Gtd. Notes, Ser. G, M.T.N.(c)	Ba3	7.700%	12/29/49	1,000	880,000

					49,883,657

Brokerage
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	5.250%	02/06/12	1,715	291,550
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, M.T.N.(f)	NR	6.875%	05/02/18	700	124,250

					415,800

Building Materials & Construction — 0.1%
Hanson PLC (United Kingdom), Gtd. Notes	B3	7.875%	09/27/10	1,000	1,028,750
Lafarge SA (France), Sr. Unsec’d. Notes	Baa3	6.150%	07/15/11	910	947,801

					1,976,551

Cable — 0.3%
AT&T Broadband LLC, Gtd. Notes	Baa1	9.455%	11/15/22	255	327,674
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	155	164,128
Comcast Corp., Gtd. Notes	Baa1	6.500%	11/15/35	450	479,514
Comcast Corp., Gtd. Notes(b)	Baa1	6.550%	07/01/39	550	587,744
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	605	675,278
Cox Communications, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	03/15/11	950	1,006,060
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Gtd. Notes, 144A(b)	Ba2	5.875%	10/01/19	1,150	1,142,813
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.400%	07/02/12	2,510	2,681,988
Time Warner Cable, Inc., Gtd. Notes(b)	Baa2	6.750%	06/15/39	1,575	1,703,262

					8,768,461

Capital Goods — 0.2%
American Standard, Inc., Gtd. Notes(b)	BBB+(e)	7.625%	02/15/10	770	784,136
Erac USA Finance Co., Gtd. Notes, 144A (original cost $459,646; purchased 10/10/07)(d)(g)	Baa2	5.800%	10/15/12	460	477,106
Erac USA Finance Co., Gtd. Notes, 144A (original cost $1,299,722; purchased 10/10/07)(d)(g)	Baa2	6.375%	10/15/17	1,302	1,307,144
Erac USA Finance Co., Gtd. Notes, 144A (original cost $376,709; purchased 10/10/07)(d)(g)	Baa2	7.000%	10/15/37	380	355,722
FedEx Corp., Gtd. Notes	Baa2	7.250%	02/15/11	400	423,246
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.250%	12/06/17	200	205,250
Republic Services, Inc., Gtd. Notes, 144A	Baa3	5.500%	09/15/19	700	721,110

					4,273,714

Chemicals — 0.2%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	6.125%	02/01/11	685	714,214
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	1,800	1,991,248
ICI Wilmington, Inc., Gtd. Notes	Baa1	5.625%	12/01/13	720	737,458
PPG Industries, Inc., Sr. Unsec’d. Notes	Baa1	5.750%	03/15/13	1,500	1,585,824
Union Carbide Corp., Sr. Unsec’d. Notes	Ba2	7.500%	06/01/25	460	392,281

					5,421,025

Consumer — 0.2%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.750%	03/01/18	1,500	1,617,975
Fortune Brands, Inc., Sr. Unsec’d. Notes(b)	Baa3	6.375%	06/15/14	2,250	2,337,779
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	04/15/18	1,700	1,629,525
Whirlpool Corp., Sr. Unsec’d. Notes	Baa3	6.125%	06/15/11	965	1,009,705

					6,594,984

Electric — 1.0%
Appalachian Power Co., Sr . Unsec’d. Notes, Ser. J	Baa2	4.400%	06/01/10	620	631,839
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/16	175	182,780
Arizona Public Service Co., Sr. Unsec’d. Notes	Baa2	6.375%	10/15/11	1,305	1,385,445
Baltimore Gas & Electric Co., Sr. Unsec’d. Notes	Baa2	6.350%	10/01/36	550	579,448
Carolina Power & Light Co., First Mtge. Bonds	A1	5.250%	12/15/15	525	572,077

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. J2	Baa1	5.700%	03/15/13	740	790,644
CenterPoint Energy Houston Electric LLC, Genl. Ref. Mtge., Ser. K2	Baa1	6.950%	03/15/33	590	664,129
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 05-C	A3	5.375%	12/15/15	730	787,870
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Ser. 08-B	A3	6.750%	04/01/38	200	239,074
Consumers Energy Co., First Mtge. Bonds, Ser. D	A3	5.375%	04/15/13	325	350,427
Dominion Resources, Inc., Sr. Unsec’d. Notes, Ser. D	Baa2	5.125%	12/15/09	970	977,412
Duke Energy Carolinas LLC, First Mtge. Bonds	A1	6.050%	04/15/38	550	620,977
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	6.100%	06/01/37	960	1,078,422
E.ON International Finance BV (Netherlands), Gtd. Notes, 144A	A2	6.650%	04/30/38	890	1,041,002
El Paso Electric Co., Sr. Unsec’d. Notes	Baa2	6.000%	05/15/35	670	587,145
Empresa Nacional de Electricidad S.A. (Chile), Unsub. Notes	Baa3	8.625%	08/01/15	1,295	1,532,326
ENEL Finance International SA (Luxembourg), Gtd. Notes, 144A	A2	6.000%	10/07/39	1,280	1,273,126
Energy East Corp., Sr. Unsec’d. Notes	A3	6.750%	09/15/33	145	162,723
Exelon Corp., Sr. Unsec’d. Notes	Baa1	4.900%	06/15/15	155	160,674
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	6.250%	10/01/39	1,425	1,454,443
FirstEnergy Solutions Corp., Gtd. Notes, 144A	Baa2	6.050%	08/15/21	1,400	1,446,712
Florida Power & Light Co., First Mtge. Bonds	Aa2	5.950%	10/01/33	295	331,724
Georgia Power Co., Sr. Unsec’d. Notes, Ser. B	A2	5.700%	06/01/17	495	542,845
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Ser. INDF	Baa2	5.050%	11/15/14	460	475,232
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(b)	A2	6.250%	06/17/14	1,770	1,882,811
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.750%	04/01/18	205	221,278
Midamerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	5.950%	05/15/37	300	316,437
National Rural Utilities Cooperative Finance Corp., Sr. Unsec’d. Notes, Ser. C, M.T.N.	A2	7.250%	03/01/12	90	99,395
Nevada Power Co., Genl. Ref. Mtge., Ser. O	Baa3	6.500%	05/15/18	1,260	1,376,201
NiSource Finance Corp., Gtd. Notes	Baa3	5.250%	09/15/17	245	230,211
NiSource Finance Corp., Gtd. Notes	Baa3	5.450%	09/15/20	350	321,614
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	6.375%	01/15/15	345	382,401
Oncor Electric Delivery Co., Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	475	542,137
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	6.050%	03/01/34	1,550	1,724,225
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	140	141,202
Public Service Electric & Gas Co., Sec’d. Notes, M.T.N.	A2	5.800%	05/01/37	535	585,966
Southern California Edison Co., Ser. 04-F	A1	4.650%	04/01/15	470	502,346
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	5.613%	04/01/17	199	212,831
Xcel Energy, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	07/01/36	445	496,872

					26,904,423

Energy - Integrated — 0.1%
Cenovus Energy, Inc. (Canada), Sr. Notes. 144A(b)	Baa2	6.750%	11/15/39	975	1,050,595
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	7.250%	12/15/19	325	372,756
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	1,425	1,385,812
Western Oil Sands, Inc. (Canada), Gtd. Notes	Baa1	8.375%	05/01/12	360	407,598

					3,216,761

Energy - Other — 0.2%
Devon Financing Corp. ULC (Canada), Gtd. Notes	Baa1	7.875%	09/30/31	225	278,696
Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A	Aa3	5.888%	06/15/19	945	956,812
Halliburton Co., Sr. Unsec’d. Notes	A2	5.500%	10/15/10	150	156,463
Nexen, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	6.400%	05/15/37	200	194,708
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	1,500	1,431,469
Questar Market Resources, Inc., Sr. Unsec’d. Notes(b)	Baa3	6.800%	03/01/20	745	766,758
Valero Energy Corp., Gtd. Notes	Baa2	6.625%	06/15/37	255	227,733
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.000%	11/15/13	1,315	1,326,104
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	08/01/17	585	631,520

					5,970,263

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc. Gtd. Notes, 144A	Baa2	8.000%	11/15/39	935	1,209,919
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A(b)	Baa2	8.200%	01/15/39	600	791,183
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	5.350%	04/15/14	1,040	1,078,579
Bunge Ltd. Finance Corp., Gtd. Notes	Baa2	8.500%	06/15/19	985	1,135,538
Cargill, Inc., Sr. Unsec’d. Notes, 144A	A2	6.000%	11/27/17	670	725,503
ConAgra Foods, Inc., Sr. Unsec’d. Notes	Baa2	7.875%	09/15/10	46	48,690
Delhaize America, Inc., Gtd. Notes	Baa3	9.000%	04/15/31	752	989,473
Delhaize Group (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	480	522,401

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

General Mills, Inc., Sr. Unsec’d. Notes(b)	Baal	6.000%	02/15/12	1,050	1,140,825
HJ Heinz Finance Co., Gtd. Notes, 144A	Baa2	7.125%	08/01/39	450	532,612
Kroger Co. (The), Gtd. Notes	Baa2	6.750%	04/15/12	45	49,492
Kroger Co. (The), Gtd. Notes	Baa2	6.800%	04/01/11	670	717,556
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.300%	03/01/38	685	801,836
Ralcorp Holdings, Inc., Sr. Notes, 144A	Baa3	6.625%	08/15/39	875	921,518
Tricon Global Restaurants, Sr. Unsec’d. Notes	Baa3	8.875%	04/15/11	180	196,986
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	735	749,700

					11,611,811

Healthcare & Pharmaceutical — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes	Al	5.875%	05/15/16	1,145	1,276,195
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625%	09/15/12	915	970,380
Carefusion Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.375%	08/01/19	355	385,018
Express Scripts, Inc., Gtd. Notes	Baa3	7.250%	06/15/19	700	822,115
Genentech, Inc., Sr. Unsec’d. Notes	AA-(e)	4.750%	07/15/15	280	302,093
GlaxoSmithKline Capital, Inc., Gtd. Notes	Al	6.375%	05/15/38	870	1,025,641
HCA, Inc., Sec’d. Notes	B2	9.250%	11/15/16	1,925	1,989,969
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa3	5.625%	12/15/15	580	599,675
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.750%	11/15/36	110	121,296
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.850%	06/30/39	265	297,443
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	5.950%	12/01/28	165	182,284
Schering-Plough Corp., Sr. Unsec’d. Notes(b)	Baa1	6.000%	09/15/17	884	986,157
Schering-Plough Corp., Sr. Unsec’d. Notes	Baa1	6.550%	09/15/37	340	412,465
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	08/15/19	445	468,005
Wyeth, Sr. Unsec’d. Notes	A3	5.500%	03/15/13	1,210	1,309,871
Wyeth, Sr. Unsec’d. Notes	A3	5.950%	04/01/37	1,715	1,888,632
Wyeth, Sr. Unsec’d. Notes	A3	6.450%	02/01/24	60	67,894

					13,105,133

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	A3	5.750%	06/15/11	390	410,721
Aetna, Inc., Sr. Unsec’d. Notes	A3	6.625%	06/15/36	515	534,986
Cigna Corp., Sr. Unsec’d. Notes	Baa2	6.150%	11/15/36	670	593,720
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	1,290	1,243,926
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	5.250%	03/15/11	1,350	1,403,089
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.000%	06/15/17	195	203,562
UnitedHealth Group, Inc., Sr. Unsec’d, Notes	Baa1	6.500%	06/15/37	420	436,527
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	Baa1	6.625%	11/15/37	420	448,845
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	5.000%	12/15/14	860	893,870

					6,169,246

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.250%	05/15/13	580	483,018
AXA SA (France), Sub. Notes	A3	8.600%	12/15/30	155	161,169
Berkshire Hathaway Finance Corp., Gtd. Notes	Aa2	4.750%	05/15/12	440	471,084
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.000%	03/15/34	850	655,891
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%	10/09/37	492	452,768
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	8.750%	07/01/19	605	699,723
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	Baa2	5.150%	09/15/10	265	270,436
MetLife, Inc., Sr. Unsec’d. Notes	A2	5.700%	06/15/35	1,020	1,049,054
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.125%	12/01/11	335	360,044
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.375%	06/15/34	400	437,122
MetLife, Inc., Sr. Unsec’d. Notes	A2	6.750%	06/01/16	430	479,883
Pacific Life Insurance Co., Sub. Notes, 144A (original cost $994,522; purchased 6/16/09)(g)	A3	9.250%	06/15/39	995	1,140,916
St. Paul Travelers Cos., Inc. (The), Sr. Unsec’d. Notes	A2	6.750%	06/20/36	685	814,120
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.600%	05/15/15	555	539,175
W.R. Berkley Corp., Sr. Unsec’d. Notes	Baa2	6.150%	08/15/19	460	445,769
XL Capital Ltd. (Cayman Islands), Sr. Unsec’d. Notes	Baa2	5.250%	09/15/14	85	83,442

					8,543,614

Lodging — 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.250%	02/15/13	1,645	1,620,325
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	6.750%	05/15/18	2,800	2,642,500

					4,262,825

Media & Entertainment — 0.2%
News America, Inc., Gtd. Notes, 144A(b)	Baa1	6.900%	08/15/39	800	851,666
Time Warner, Inc., Gtd. Notes	Baa2	6.750%	04/15/11	640	684,009
Time Warner, Inc., Gtd. Notes	Baa2	7.250%	10/15/17	790	890,806
Time Warner, Inc., Sr. Unsec’d. Notes	Baa2	9.150%	02/01/23	505	634,495

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Viacom, Inc., Sr. Unsec’d. Notes	Baa3	5.625%	09/15/19	250	254,102
Viacom, Inc., Sr. Unsec’d. Notes	Baa3	6.750%	10/05/37	430	456,543
Viacom, Inc., Sr. Unsec’d. Notes(b)	Baa3	6.875%	04/30/36	475	501,788

					4,273,409

Metals — 0.1%
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	4.500%	05/15/13	115	117,743
Alcan, Inc. (Canada), Sr. Unsec’d. Notes	BBB+(e)	5.000%	06/01/15	600	615,194
Newmont Mining Corp., Gtd. Notes	Baa2	6.250%	10/01/39	880	874,029
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	Baal	5.875%	07/15/13	1,000	1,077,426
Southern Copper Corp., Sr. Unsec’d. Notes	Baa3	7.500%	07/27/35	125	124,570
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	5.650%	06/01/13	580	567,935

					3,376,897

Non-Captive Finance — 0.4%
General Electric Capital Corp., Notes, M.T.N.(b)	Aa2	3.500%	08/13/12	1,990	2,014,793
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.550%	05/04/20	1,190	1,153,324
General Electric Capital Corp., Sr. Unsec’d. Notes, M.T.N.	Aa2	5.875%	01/14/38	1,060	972,105
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, M.T.N.(b)	Aa2	6.000%	08/07/19	705	715,181
General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. A, M.T.N.	Aa2	6.125%	02/22/11	950	1,002,393
HSBC Finance Corp., Sr. Unsec’d. Notes	A3	5.700%	06/01/11	440	456,395
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa3	6.375%	03/25/13	1,850	1,483,622
SLM Corp., Sr. Unsec’d. Notes, M.T.N.	Ba1	8.450%	06/15/18	2,870	2,288,825

					10,086,638

Packaging
Sealed Air Corp., Sr. Unsec’d. Notes, 144A	Baa3	6.875%	07/15/33	515	471,499

Paper
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.500%	08/15/21	510	540,378

Pipelines & Other — 0.3%
Duke Energy Field Services LLC, Sr. Unsec’d. Notes	Baa2	7.875%	08/16/10	1,760	1,844,777
Enterprise Products Operating, LP, Gtd. Notes, Ser. F	Baa3	4.625%	10/15/09	740	740,409
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.500%	09/01/39	675	686,657
Niagara Mohawk Power Corp., Sr. Unsec’d. Notes, 144A	A3	4.881%	08/15/19	610	621,059
Oneok Partners LP, Gtd. Notes	Baa2	6.650%	10/01/36	420	447,541
Sempra Energy, Sr. Unsec’d. Notes	Baa1	6.000%	02/01/13	90	95,341
Spectra Energy Capital LLC, Gtd. Notes(b)	Baa2	6.200%	04/15/18	3,190	3,394,555
Spectra Energy Capital LLC, Sr. Unsec’d. Notes	Baa2	6.250%	02/15/13	235	251,921

					8,082,260

Railroads — 0.1%
Burlington Northern Santa Fe Corp., Sr. Unsec’d. Notes	Baa1	6.700%	08/01/28	670	748,318
CSX Corp., Sr. Unsec’d. Notes	Baa3	6.150%	05/01/37	715	757,360
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.590%	05/17/25	525	541,644
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	7.800%	05/15/27	18	22,513
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	6.650%	01/15/11	750	793,024

					2,862,859

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership, LP, Gtd. Notes	Baa3	5.750%	04/01/12	361	363,553
Mack-Cali Realty Corp., Sr. Unsec’d. Notes	Baa2	7.750%	08/15/19	765	788,251
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	5.450%	06/01/12	435	417,448
Post Apartment Homes LP, Sr. Unsec’d. Notes	Baa3	6.300%	06/01/13	660	649,749
Simon Property Group LP, Sr. Unsec’d. Notes	A3	5.750%	05/01/12	1,500	1,567,399
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	2,800	2,821,210

					6,607,610

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	08/15/11	1,000	1,069,128
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,640	1,755,628
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	750	762,917
Federated Retail Holdings, Inc., Gtd. Notes	Ba2	5.350%	03/15/12	390	379,620
Gamestop Corp. / Gamestop, Inc., Gtd. Notes	Ba1	8.000%	10/01/12	1,115	1,151,237
Home Depot, Inc., (The), Sr. Unsec’d. Notes	Baa1	5.875%	12/16/36	325	315,317
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.875%	12/15/37	1,015	1,134,944
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	A1	6.500%	03/15/29	385	425,982
Nordstrom, Inc., Sr. Unsec’d. Notes	Baa2	6.250%	01/15/18	4,500	4,664,048
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	1,835	2,147,640
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.250%	09/01/35	245	245,332
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.200%	04/15/38	500	569,027

					14,620,820

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Technology — 0.3%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	1,000	1,001,250
CA, Inc., Sr. Unsec’d. Notes	Baa3	4.750%	12/01/09	1,500	1,503,750
Computer Sciences Corp., Sr. Unsec’d. Notes, Ser. WI	Baal	6.500%	03/15/18	1,800	1,982,767
Electronic Data Systems Corp., Sr. Unsec’d. Notes	A2	7.450%	10/15/29	120	152,122
Fiserv, Inc., Gtd. Notes	Baa2	6.125%	11/20/12	1,000	1,083,837
Intuit, Inc., Sr. Unsec’d. Notes	Baa2	5.400%	03/15/12	600	629,706
Motorola, Inc., Sr. Unsec’d. Notes	Baa3	8.000%	11/01/11	49	52,235
Oracle Corp., Sr. Unsec’d. Notes(b)	A2	6.125%	07/08/39	1,215	1,368,090
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	1,000	1,000,000

					8,773,757

Telecommunications — 0.9%
America Movil SAB de CV (Mexico), Gtd. Notes(b)	A3	6.375%	03/01/35	580	604,338
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	845	857,675
AT&T Corp., Gtd. Notes	A2	8.000%	11/15/31	260	323,970
AT&T Wireless Services, Inc., Gtd. Notes	A2	8.125%	05/01/12	640	730,246
AT&T Wireless Services, Inc., Sr. Unsec’d. Notes	A2	8.750%	03/01/31	1,339	1,773,721
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.300%	11/15/10	1,260	1,310,975
Cingular Wireless LLC, Sr. Unsec’d. Notes	A2	7.125%	12/15/31	505	587,943
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.750%	06/15/30	295	382,032
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%	06/01/16	350	380,295
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.995%	06/01/36	1,600	1,671,702
France Telecom SA (France), Sr. Unsec’d. Notes	A3	5.375%	07/08/19	860	914,717
France Telecom SA (France), Sr. Unsec’d. Notes	A3	8.500%	03/01/31	375	518,505
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsec’d. Notes	Baa2	8.000%	10/01/10	530	562,821
PCCW-HKT Capital Ltd. (Virgin Islands (US)), Gtd. Notes, 144A	Baa2	8.000%	11/15/11	2,370	2,559,600
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.250%	02/15/11	700	700,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	2,000	2,105,000
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.250%	11/15/13	320	336,622
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.175%	06/18/19	2,095	2,337,691
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.877%	07/15/19	780	847,482
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045%	06/20/36	210	248,515
TELUS Corp., (Canada), Sr. Unsec’d. Notes	Baa1	8.000%	06/01/11	1,255	1,365,553
U.S. Cellular Corp., Sr. Unsec’d. Notes	Baa2	6.700%	12/15/33	275	283,364
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18	3,400	3,671,966
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	7.750%	02/15/10	800	820,001

					25,894,734

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes(b)	Baa1	9.250%	08/06/19	215	262,721
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	985	1,223,426
Altria Group, Inc., Gtd. Notes	Baa1	9.950%	11/10/38	140	190,344
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	790	1,096,586
Lorillard Tobacco Co., Sr. Unsec’d. Notes	Baa2	8.125%	06/23/19	765	868,178
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.875%	05/16/13	860	913,601
Reynolds American, Inc., Gtd. Notes	Baa3	7.250%	06/15/37	320	316,933

					4,871,789

TOTAL CORPORATE BONDS
(cost $249,883,353)					257,706,050

MORTGAGE-BACKED SECURITIES — 11.4%
Federal Home Loan Mortgage Corp.		4.500%	02/01/19 - 07/01/20	4,607	4,840,753
Federal Home Loan Mortgage Corp.		5.000%	07/01/18 - 05/01/34	8,153	8,597,346
Federal Home Loan Mortgage Corp.		5.000%	TBA 30 YR	14,000	14,463,750
Federal Home Loan Mortgage Corp.(c)		5.214%	12/01/35	2,466	2,586,863
Federal Home Loan Mortgage Corp.		5.500%	12/01/33 - 05/01/38	10,895	11,445,081
Federal Home Loan Mortgage Corp.		5.500%	TBA 30 YR	18,000	18,776,250
Federal Home Loan Mortgage Corp.(c)		5.524%	06/01/36	3,233	3,404,345
Federal Home Loan Mortgage Corp.		6.000%	03/01/32 - 12/01/33	2,332	2,484,252
Federal Home Loan Mortgage Corp.		6.000%	TBA 30 YR	7,000	7,365,316
Federal Home Loan Mortgage Corp.		6.500%	12/01/14	218	233,554
Federal Home Loan Mortgage Corp.		7.000%	01/01/31 - 11/01/33	2,993	3,290,725
Federal National Mortgage Assn.(c)		3.233%	07/01/33	745	753,990

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Federal National Mortgage Assn.		4.000%	06/01/19	1,439	1,496,577
Federal National Mortgage Assn.		4.500%	11/01/18 - 01/01/35	11,342	11,805,823
Federal National Mortgage Assn.		5.000%	10/01/18 - 05/01/38	30,618	31,796,421
Federal National Mortgage Assn.		5.000%	TBA 30 YR	1,500	1,549,218
Federal National Mortgage Assn.		5.500%	03/01/16 - 06/01/38	48,729	51,249,380
Federal National Mortgage Assn.		5.500%	TBA 15 YR	6,000	6,345,000
Federal National Mortgage Assn.		5.500%	TBA 30 YR	25,750	26,932,904
Federal National Mortgage Assn.(c)		5.897%	06/01/37	9,034	9,572,204
Federal National Mortgage Assn.		6.000%	04/01/13 - 08/01/38	27,011	28,689,671
Federal National Mortgage Assn.		6.000%	TBA 30 YR	22,000	23,141,250
Federal National Mortgage Assn.		6.500%	07/01/17 - 09/01/37	10,562	11,333,519
Federal National Mortgage Assn.		6.500%	TBA 30 YR	5,000	5,325,000
Federal National Mortgage Assn.		7.000%	08/01/11 - 07/01/32	769	848,402
Federal National Mortgage Assn.		7.500%	06/01/12 - 05/01/32	416	451,886
Government National Mortgage Assn.		4.500%	TBA 30 YR	8,000	8,093,910
Government National Mortgage Assn.		5.000%	TBA 30 YR	4,000	4,138,752
Government National Mortgage Assn.		5.500%	11/15/32 - 02/15/36	10,310	10,883,282
Government National Mortgage Assn.		6.000%	02/15/33 - 10/15/34	4,262	4,536,676
Government National Mortgage Assn.		6.500%	10/15/23 - 07/15/35	4,410	4,728,970
Government National Mortgage Assn.		8.000%	01/15/24 - 04/15/25	123	139,115

TOTAL MORTGAGE-BACKED SECURITIES (cost $311,035,056)					321,300,185

MUNICIPAL BONDS
New Jersey State Turnpike Authority, BABs	A3	7.414%	01/01/40	450	556,731
State of California, BABs	Baa1	7.550%	04/01/39	245	273,344

TOTAL MUNICIPAL BONDS (cost $698,358)					830,075

NON-CORPORATE FOREIGN AGENCIES — 0.2%
DP World Ltd. (Uae), Sr. Unsec’d. Notes, 144A	A1	6.850%	07/02/37	1,680	1,477,541
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	8.625%	12/01/23	350	399,875
RSHB Capital SA For OJSC Russian Agricultural Bank (Luxembourg), Sr. Sec’d. Notes, 144A	Baa1	6.299%	05/15/17	2,190	2,091,231
TDIC Finance Ltd., (Cayman Islands), Gtd. Notes, 144A, M.T.N.
	Aa2	6.500%	07/02/14	1,925	2,065,504

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $6,197,298)					6,034,151

NON-CORPORATE SOVEREIGN
Republic of Italy (Italy), Sr. Unsec’d. Notes, M.T.N. (cost $787,894)	A+(e)	5.375%	06/15/33	800	844,873

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Amortizing Residential Collateral Trust, Ser. 2002-BC7, Class M2(c)	CC(e )	1.596%	10/25/32	107	8,248
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(c)	Baa2	1.896%	03/25/33	570	363,084
Centex Home Equity, Ser. 2005-A, Class M2(c)	Aa3	0.746%	01/25/35	1,790	1,195,453
Credit-Based Asset Servicing And Securitization LLC, Ser. 2005-CB6, Class A3	A3	5.120%	07/25/35	588	486,733
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.700%	07/25/34	916	728,948
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(c)	Ba3	0.766%	06/25/36	1,450	46,379
Household Home Equity Loan Trust, Ser. 2005-2, Class M2(c)	Aa1	0.736%	01/20/35	436	376,130
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(c)	Aa2	0.776%	06/25/34	1,250	848,388
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(c)	Aa2	0.946%	12/25/33	1,193	818,401

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(c)	B3	1.146%	07/25/32	1,127	755,141
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(c)	A2	1.521%	09/25/32	897	564,515
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(c)	NR	2.571%	04/25/32	361	114,677
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(c)	A2	0.686%	10/25/35	1,170	220,672
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-OP1, Class M1(c)	Aa2	1.011%	02/25/34	1,325	865,922
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(c)	Caa1	0.496%	05/25/36	1,100	368,161

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $13,515, 482)					7,760,852

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.9%
General Electric Capital Corp., FDIC Gtd. Notes, Ser. G, M.T.N.		2.000%	09/28/12	5,355	5,384,843
Federal Farm Credit Bank(b)		4.875%	01/17/17	855	927,782
Federal Home Loan Bank		1.625%	07/27/11	145	146,663
Federal Home Loan Bank		5.000%	11/17/17	635	693,691
Federal Home Loan Bank		5.625%	06/11/21	2,390	2,647,709
Federal Home Loan Mortgage Corp.(b)		3.750%	03/27/19	4,835	4,837,359
Federal Home Loan Mortgage Corp.		5.250%	04/18/16	3,365	3,753,382
Federal National Mortgage Assn.(b)		6.625%	11/15/30	2,245	2,897,651
Resolution Funding Corp. Interest Strip(h)		4.540%	04/15/18	2,615	1,877,160
Tennessee Valley Authority		4.500%	04/01/18	1,445	1,488,275
Tennessee Valley Authority, Ser. E		6.250%	12/15/17	560	647,724

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $24,966,367)					25,302,239

U.S. GOVERNMENT TREASURY OBLIGATIONS — 3.9%
United States Treasury Bonds(b)		4.250%	05/15/39	275	284,496
United States Treasury Bonds(b)		4.500%	08/15/39	3,170	3,417,656
United States Treasury Bonds		6.000%	02/15/26	385	477,701
United States Treasury Bonds		6.250%	08/15/23	10,495	13,154,832
United States Treasury Bonds		7.125%	02/15/23	3,245	4,351,344
United States Treasury Bonds		7.875%	02/15/21	1,580	2,202,618
United States Treasury Bonds		8.125%	08/15/21	3,665	5,219,187
United States Treasury Bonds(i)		8.875%	08/15/17	5,505	7,710,441
United States Treasury Inflation Index Notes		1.625%	01/15/15	19,016	19,372,608
United States Treasury Inflation Index Notes		1.875%	07/15/13	997	1,029,717
United States Treasury Inflation Index Notes		3.500%	01/15/11	5,259	5,474,197
United States Treasury Notes		2.375%	09/30/14	19,230	19,279,613
United States Treasury Notes		3.000%	09/30/16	575	577,291
United States Treasury Notes(b)		3.625%	08/15/19	2,223	2,281,700
United States Treasury Notes		4.000%	08/15/18	2,635	2,781,777
United States Treasury Strip Principal(b)(h)		3.600%	02/15/19	4,295	3,081,589
United States Treasury Strip Principal(h)		3.830%	05/15/20	7,430	4,963,567
United States Treasury Strip Coupon(b)(h)		4.180%	11/15/18	1,230	887,010
United States Treasury Strip Coupon(h)		4.320%	08/15/24	2,255	1,194,241
United States Treasury Strip Principal(h)		4.650%	05/15/20	13,910	9,263,476
United States Treasury Strip Principal(h)		5.170%	11/15/21	4,105	2,522,999

TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (cost $105,505,216)					109,528,060

TOTAL LONG-TERM INVESTMENTS (cost $2,357,316,122)					2,609,027,633

SHORT-TERM INVESTMENTS — 17.5%
U.S. GOVERNMENT TREASURY OBLIGATION — 0.2%
United States Treasury Bill (cost $4,397,271)(j)		0.294%	12/17/09	4,400	4,399,230

				Shares
AFFILIATED MUTUAL FUNDS — 17.3%
Dryden Core Investment Fund — Short-Term Bond Series (cost $167,366,748)(k)				16,901,556	139,775,867
Dryden Core Investment Fund — Taxable Money Market Series (cost $347,719, 915; includes $176,504,539 of cash collateral received for securities on loan)(k)(l)				347,719,915	347,719, 915

TOTAL AFFILIATED MUTUAL FUNDS (cost $515,086,663)					487,495,782

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

TOTAL SHORT-TERM INVESTMENTS (cost $519,483,934)	491,895,012

TOTAL INVESTMENTS(m) — 110.1% (cost $2,876,800,056)	3,100,922,645

LIABILITIES IN EXCESS OF OTHER ASSETS(n) (10.1)%	(284,357,585)

NET ASSETS — 100.0%	$2,816,565,060

The following abbreviations are used in portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BABs	Build America Bonds
I/O	Interest Only
FDIC	Federal Deposit Insurance Corporation
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $170,230,981; cash collateral of $176,504,539 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.
(d)	Indicates a security that has been deemed illiquid.
(e)	Standard & Poor’s Rating.
(f)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(g)	Indicates a restricted security; the aggregate original cost of such securities is $3,130,599. The aggregate value of $3,280,888 is approximately 0.1% of net assets.
(h)	Represents zero-coupon bond. Rate shown reflects the effective yield at September 30, 2009.
(i)	Security segregated as collateral for futures contracts.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	As of September 30, 2009, 1 security representing $755,141 and 0.03% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Unrealized Appreciation
Long Positions:
146	10-Yr U.S. T-Notes	Dec. 2009	$17,211,072	$17,275,906	$64,834
117	2-Yr U.S. T-Notes	Dec. 2009	25,354,726	25,385,344	30,618
514	5-Yr U.S. T-Notes	Dec. 2009	59,470,132	59,672,187	202,055
175	S&P 500 Index	Dec. 2009	43,912,000	46,064,375	2,152,375
60	U.S. Long Bond	Dec. 2009	7,122,886	7,282,500	159,614

					$2,609,496

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
Citibank NA(a)	2/15/2025	$8,385	4.098%	3 Month LIBOR	$(242,114)	$—	$(242,114)
Citibank NA(a)	8/15/2016	5,585	3.192%	3 Month LIBOR	(1,958)	—	(1,958)

					$(244,072)	$—	$(244,072)

(a)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Credit default swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues-Buy protection(1)
Barclays Bank PLC	9/20/2012	$2,900	0.595%	Fortune Brands, Inc.,	$52,912	$—	$52,912
				5.375%, 01/15/16
Barclays Bank PLC	3/20/2018	1,800	1.220%	Computer Sciences Corp.,	(115,261)	—	(115,261)
				5.000%, 02/15/13
Citibank NA	9/20/2012	3,200	0.320%	Altria Group, Inc.,	34,856	—	34,856
				7.000%, 11/04/13
Citibank NA	3/20/2014	1,000	3.950%	Whirlpool Corp.,	(97,135)	—	(97,135)
				7.750%, 07/15/16
Credit Suisse International	6/20/2014	1,700	2.170%	Black & Decker Corp.,	(78,771)	—	(78,771)
				5.750%, 11/15/16
Credit Suisse International	6/20/2018	3,400	0.970%	Verizon Communications, Inc.,	(73,639)	—	(73,639)
				4.900%, 09/15/15
Deutsche Bank AG	6/20/2013	1,850	2.000%	International Lease Finance Corp.,	369,453	—	369,453
				4.150%, 01/20/15
Deutsche Bank AG	3/20/2014	1,645	7.050%	Starwood Hotels & Resorts Worldwide,	(280,810)	—	(280,810)
				7.875%, 05/01/12
Deutsche Bank AG	3/20/2018	4,500	0.990%	Nordstrom, Inc.,	236,102	—	236,102
				6.950%, 03/15/28
Deutsche Bank AG	6/20/2018	2,200	1.150%	Spectra Energy Capital LLC,	(82,738)	—	(82,738)
				6.250%, 02/15/13
JPMorgan Chase Bank	6/20/2014	1,150	0.650%	Bunge Ltd. Finance Corp.,	37,082	—	37,082
				5.350%, 04/15/14
Merrill Lynch Capital Services, Inc.	9/20/2016	735	1.730%	Tyson Foods, Inc.,	13,207	—	13,207
				7.850%, 04/01/16
Merrill Lynch Capital Services, Inc.	6/20/2018	1,800	3.050%	SLM Corp.,	410,783	—	410,783
				5.125%, 08/27/12
Merrill Lynch Capital Services, Inc.	6/20/2018	500	1.130%	Spectra Energy Capital LLC,	(18,047)	—	(18,047)
				6.250%, 02/15/13
Merrill Lynch Capital Services, Inc.	6/20/2018	2,800	1.450%	Starwood Hotels & Resorts Worldwide, Inc.,	275,690	—	275,690
				6.750%, 05/15/18
Morgan Stanley Capital Services, Inc.	3/20/2018	1,500	0.700%	Avon Products, Inc.,	(36,478)	—	(36,478)
				7.150%, 11/15/09
Morgan Stanley Capital Services, Inc.	6/20/2018	1,700	1.000%	Newell Rubbermaid, Inc.,	87,020	—	87,020
				6.350%, 07/15/28
Morgan Stanley Capital Services, Inc.	6/20/2018	2,800	0.970%	Simon Property Group L.P.,	107,945	—	107,945
				5.250%, 12/01/16

					$842,171	$—	$842,171

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Credit Default Swaps on Asset-Backed Issues-Buy protection(1)
Merrill Lynch Capital Services, Inc.	3/25/2036	$1,000	3.72%	Ameriquest Mortgage Securities Inc., Ser. 2006-R1, Class M9, 2.746%, 03/25/36	$974,424	$—	$974,424

Counterparty	Termination Date	Notional Amount (000)#(4)	Fixed Rate	Reference Entity/Obligation	Fair Value(3)	Upfront Premiums Paid/(Received)	Unrealized Depreciation
Credit Default Swaps on Asset-Backed Issues-Sell protection(2)
Merrill Lynch Capital Services, Inc.	3/25/2036	$1,000	9.00%	Ameriquest Mortgage Securities, Inc., Ser, 2006-R1, Class M9, 2.746%, 03/25/36	$(944,234)	$—	$(944,234)

The Portfolio entered into credit default swaps as the protection seller on asset-backed issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

FLEXIBLE MANAGED PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2009 categorized by risk exposure:

Derivative Fair Value at 9/30/09
Credit Contracts	$872,361
Equity Contracts	2,152,375
Interest Rate Contracts	213,049

Total	$3,237,785

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$4,402,372	$—
Bank Loans	—	15,254,765	—
Collateralized Mortgage Obligations	—	10,356,523	—
Commercial Mortgage-Backed Securities	—	111,589,303	—
Corporate Bonds	753,480	256,952,570	—
Common Stocks	1,738,118,185	—	—
Mortgage-Backed Securities	—	321,300,185	—
Municipal Bonds	—	830,075	—
Non-Corporate Foreign Agencies	—	6,034,151	—
Non-Corporate Sovereign	—	844,873	—
Residential Mortgage-Backed Securities	—	7,005,711	755,141
U.S. Government Agency Obligations	—	25,302,239	—
U.S. Government Treasury Obligations	—	113,927,290	—
Affiliated Mutual Funds	487,495,782	—	—

	2,226,367,447	873,800,057	755,141
Other Financial Instruments*	2,609,496	598,099	30,190

Total	$2,228,976,943	$874,398,156	$785,331

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Residential Mortgage-Backed Securities	Other Financial Instruments*
Balance as of 12/31/08	$—	$1,511,232
Realized gain (loss)	—	—	**
Change in unrealized appreciation (depreciation)	223,109	(1,481,042)
Earned accretion/amortization	(66)	—
Net purchases (sales)	(202,036)	—
Transfers in and/or out of Level 3	734,134	—

Balance as of 9/30/09	$755,141	$30,190

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	The realized gain earned during the period for other financial instruments was $1,568,191.

GLOBAL PORTFOLIO
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.8%
COMMON STOCKS — 96.7%
Australia — 2.8%
Amcor Ltd.	294,089	$1,417,271
AWB Ltd. (Placement Shares)	271,500	305,385
AWB Ltd.	271,500	304,825
BHP Billiton Ltd., ADR(a)	21,794	1,438,622
BHP Billiton PLC, ADR	59,100	3,256,410
BlueScope Steel Ltd.	218,400	562,050
Challenger Financial Services Group Ltd.	225,600	675,015
Downer EDI Ltd.	215,400	1,547,215
Goodman Fielder Ltd.	443,900	652,103
Macquarie Group Ltd.	21,200	1,094,563
Metcash Ltd.	152,300	603,756
OZ Minerals Ltd.(b)	268,220	269,015
Pacific Brands Ltd.(b)	460,600	485,763
Qantas Airways Ltd.	520,100	1,306,499
TABCORP Holdings Ltd.	90,900	571,265
Woolworths Ltd.	50,966	1,313,648
WorleyParsons Ltd.	53,665	1,399,767

		17,203,172

Austria
Voestalpine AG	9,500	339,067

Belgium — 0.2%
AGFA-Gevaert NV(b)	62,200	342,238
Delhaize Group SA	15,400	1,069,094

		1,411,332

Brazil — 2.1%
BM&FBOVESPA SA	186,712	1,379,578
Itau Unibanco Holding SA, ADR	119,800	2,413,970
Petroleo Brasileiro SA, ADR	125,665	5,768,024
Petroleo Brasileiro SA	94,536	1,861,798
Redecard SA	22,700	350,956
Weg SA	70,500	678,497

		12,452,823

Canada — 1.7%
Agnico-Eagle Mines Ltd.	8,461	574,079
Brookfield Asset Management, Inc. (Class A Stock)	71,903	1,632,917
Canadian National Railway Co.(a)	47,800	2,341,722
Goldcorp, Inc.	27,278	1,101,213
Potash Corp. of Saskatchewan, Inc.(a)	16,880	1,524,939
Research In Motion Ltd.(b)	16,862	1,139,028
Shoppers Drug Mart Corp.	26,695	1,095,576
Tim Hortons, Inc.	31,032	882,281

		10,291,755

China — 1.5%
Baidu, Inc., ADR(b)	4,410	1,724,530
China Life Insurance Co. Ltd. (Class H Stock)	393,000	1,714,521
China Overseas Land & Investment Ltd.	730,000	1,571,220
China Railway Construction Corp. Ltd. (Class H Stock)	1,043,000	1,381,979
CNOOC Ltd.	1,128,000	1,520,754
Li Ning Co. Ltd.	442,000	1,355,676
Yingde Gases(b)	95,500	86,258

		9,354,938

Denmark — 1.0%
Danisco A/S	14,500	880,053
Danske Bank A/S(b)	23,900	626,036
H Lundbeck A/S	49,400	1,024,503
NOVO Nordisk A/S (Class B Stock)	40,616	2,542,966
Vestas Wind Systems A/S(b)	11,631	840,821

		5,914,379

Finland — 0.3%
Pohjola Bank PLC	30,700	350,416

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Rautaruukki Oyj	22,300	535,179
Tieto Oyj	56,200	1,118,473

		2,004,068

France — 4.5%
Alstom SA	32,957	2,405,124
AXA SA	47,100	1,275,096
BNP Paribas	19,800	1,582,007
Credit Agricole SA	29,400	614,364
France Telecom SA	42,900	1,142,874
Iliad SA	13,928	1,569,387
Lagardere SCA	14,000	652,101
Rallye SA	13,400	476,400
Safran SA	72,500	1,358,526
Sanofi-Aventis SA	43,600	3,199,690
Schneider Electric SA	18,944	1,920,015
SCOR SE	26,200	716,191
Thales SA	22,500	1,116,176
Total SA, ADR(a)	70,750	4,192,645
Total SA	27,900	1,657,808
Vinci SA	38,199	2,161,047
Vivendi	32,900	1,018,015

		27,057,466

Germany — 3.0%
Aurubis AG	10,300	432,583
BASF SE	32,400	1,722,981
Daimler AG	11,600	587,673
Deutsche Bank AG	11,600	899,163
Deutsche Lufthansa AG	51,700	919,594
E.ON AG	108,956	4,636,561
Hannover Rueckversicherung AG(b)	11,800	540,994
MTU Aero Engines Holding AG	28,100	1,328,187
Muenchener Rueckversicherungs AG	12,000	1,919,340
RWE AG	9,300	866,636
SAP AG	29,926	1,469,236
Suedzucker AG	21,000	424,696
Thomas Cook Group PLC	164,000	608,854
ThyssenKrupp AG	45,900	1,588,526

		17,945,024

Greece — 0.1%
Alpha Bank A.E.(b)	19,800	365,078

Hong Kong — 0.9%
Chaoda Modern Agriculture Holdings Ltd.	966,070	581,327
Li & Fung Ltd.	418,000	1,674,727
Noble Group Ltd.	1,856,000	3,201,200

		5,457,254

India — 1.0%
HDFC Bank Ltd., ADR(a)	7,809	924,351
Infosys Technologies Ltd., ADR	58,087	2,816,639
Vedanta Resources PLC	68,676	2,087,543

		5,828,533

Indonesia — 0.2%
Bank Rakyat Indonesia	1,825,000	1,407,310

Ireland — 0.8%
Allied Irish Banks PLC(b)	42,100	197,575
Bank of Ireland (Governor & Co.)(b)	83,300	416,890
CRH PLC(b)	57,263	1,590,453
Irish Life & Permanent PLC(b)	51,300	427,900
Ryanair Holdings PLC, ADR(b)	66,115	1,919,979

		4,552,797

Israel — 0.5%
Teva Pharmaceutical Industries Ltd., ADR	63,900	3,230,784

Italy — 1.6%
Banco Popolare SC(b)	38,200	366,426
Ciments Francais SA	5,200	584,026
Endesa SA	26,300	869,021
Enel SpA	92,100	584,587
ENI SpA	89,300	2,231,977

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Finmeccanica SpA	20,900	369,457
Fondiaria-Sai SpA	19,900	418,466
Indesit Co. SpA(b)	51,100	509,235
Saipem SpA	77,355	2,329,615
Telecom Italia SpA	796,300	1,397,161

		9,659,971

Japan — 7.9%
Aeon Credit Service Co. Ltd.	16,100	161,571
Alpine Electronics, Inc.(b)	41,600	388,787
Alps Electric Co. Ltd.(b)	7,700	44,258
Aoyama Trading Co. Ltd.	52,100	891,668
Astellas Pharma, Inc.	41,200	1,689,357
Circle K Sunkus Co. Ltd.	46,900	707,502
COMSYS Holdings Corp.	66,500	727,356
Daikin Industries Ltd.	39,900	1,429,408
Fast Retailing Co. Ltd.	9,500	1,199,924
Fuji Heavy Industries Ltd.(b)	35,000	135,603
Fukuoka Financial Group, Inc.	158,000	653,970
Hitachi Capital Corp.	49,400	603,588
Hitachi Information Systems Ltd.	28,300	910,529
Honda Motor Co. Ltd.	77,100	2,341,509
Itochu Techno-Solutions Corp.	26,200	805,067
KDDI Corp.	200	1,125,206
Keihin Corp.	78,900	1,303,850
Keyence Corp.	10,000	2,130,524
Konami Corp.	10,300	209,353
Kurabo Industries Ltd.	173,100	359,504
Kurita Water Industries Ltd.	66,300	2,373,433
Kyoei Steel Ltd.	42,800	1,023,382
Kyowa Exeo Corp.	56,000	548,217
Marubeni Corp.	196,700	987,929
Mitsubishi Corp.	131,800	2,650,804
Mitsui & Co. Ltd.	66,000	858,640
Mizuho Financial Group, Inc.	198,100	390,162
Nifco, Inc.	33,400	665,596
Nippon Express Co. Ltd.	160,000	649,438
Nippon Light Metal Co. Ltd.(b)	325,000	335,688
Nippon Oil Corp.	240,600	1,346,300
Nippon Shokubai Co. Ltd.	161,000	1,423,889
Nippon Telegraph & Telephone Corp.	37,000	1,707,617
Nissan Motor Co. Ltd.(b)	116,900	787,771
NTT DoCoMo, Inc.	1,100	1,752,056
Omron Corp.	5,500	103,339
Ricoh Co. Ltd.	52,000	755,271
Sankyu, Inc.	163,000	702,446
Sanwa Holdings Corp.	281,000	965,105
Seiko Epson Corp.	17,100	255,498
Seino Holdings Corp.	65,000	561,912
Shimachu Co. Ltd.	13,000	340,046
Sumitomo Corp.	115,400	1,183,971
Sumitomo Electric Industries Ltd.	56,700	740,372
Sumitomo Mitsui Financial Group, Inc.	10,000	346,623
Sumitomo Trust & Banking Co. Ltd. (The)	377,000	1,991,993
Takeda Pharmaceutical Co. Ltd.	39,900	1,659,689
Terumo Corp.	31,300	1,716,634
Toyota Motor Corp.	29,500	1,173,230
Yokohama Rubber Co. Ltd. (The)	59,600	291,868

		48,107,453

Liechtenstein
Verwaltungs- und Privat-Bank AG	2,578	300,514

Netherlands — 2.8%
Aegon NV(b)	56,800	482,172
Anheuser-Busch InBev NV	60,510	2,763,133
ASM Pacific Technology Ltd.	119,200	842,415
CSM	32,790	827,715
European Aeronautic Defence And Space Co. NV	41,900	940,874
ING Groep NV(b)	62,700	1,119,381
Koninklijke DSM NV	31,100	1,299,323

GLOBAL PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

OCE NV(b)	53,300	345,059
QIAGEN NV(b)	74,183	1,574,066
Royal Dutch Shell PLC, ADR(a)	36,400	2,081,716
Royal Dutch Shell PLC (Class B Stock)	162,200	4,500,083

		16,775,937

New Zealand — 0.1%
Air New Zealand Ltd.	737,900	643,673
Fisher & Paykel Appliances Holdings Ltd.	208,300	103,516

		747,189

Norway — 0.4%
DnB NOR ASA(b)	67,200	778,324
Norsk Hydro ASA(b)	54,500	362,698
StatoilHydro ASA	45,100	1,014,264

		2,155,286

Portugal — 0.2%
Banco Espirito Santo SA	43,600	309,442
Portugal Telecom SGPS SA	89,600	948,630

		1,258,072

Singapore — 0.8%
CapitaLand Ltd.	641,000	1,680,756
MobileOne Ltd.	390,330	489,910
Singapore Airlines Ltd.	114,000	1,111,914
Singapore Airport Terminal Services Ltd.	90,714	145,088
Wilmar International Ltd.	363,000	1,617,012

		5,044,680

South Africa — 0.7%
MTN Group Ltd.	143,424	2,332,167
Naspers Ltd. (Class N Stock)	58,600	2,002,245

		4,334,412

Spain — 2.7%
Banco Bilbao Vizcaya Argentaria SA	114,000	2,023,560
Banco Santander SA	331,050	5,328,890
Iberdrola Renovables SA	235,485	1,157,852
Inditex SA	39,294	2,254,621
Repsol YPF SA	66,100	1,798,172
Telefonica SA	140,998	3,890,361

		16,453,456

Sweden — 0.7%
Electrolux AB (Class B Stock)(b)	25,900	592,575
Hennes & Mauritz AB (Class B Stock)	26,500	1,488,198
Svenska Handelsbanken AB (Class A Stock)	73,200	1,869,021

		3,949,794

Switzerland — 4.9%
ABB Ltd.(b)	99,498	1,997,065
Actelion Ltd.(b)	27,919	1,733,656
Baloise Holding AG	14,600	1,394,770
Clariant AG(b)	103,700	943,637
Credit Suisse Group AG	98,655	5,473,958
GAM Holding Ltd.	25,075	1,252,177
Georg Fischer AG(b)	2,000	524,462
Nestle SA	45,532	1,940,262
Novartis AG	36,200	1,811,223
Philip Morris International, Inc.	22,900	1,116,146
Rieter Holding AG(b)	2,200	498,253
Roche Holding AG	16,639	2,689,407
Sonova Holding AG	7,442	750,448
Swiss Reinsurance Co. Ltd.	18,700	844,144
Swisscom AG	6,200	2,218,132
Zurich Financial Services AG	19,845	4,720,440

		29,908,180

Taiwan — 0.9%
MediaTek, Inc.	95,190	1,582,154
Siliconware Precision Industries Co.	821,000	1,155,219
Taiwan Semiconductor Manufacturing Co. Ltd.	741,294	1,467,021
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	119,604	1,310,860

		5,515,254

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Turkey — 0.2%
Turkiye Garanti Bankasi AS	326,515	1,232,132

United Kingdom — 9.7%
AMEC PLC	93,814	1,131,969
Amlin PLC	139,217	853,253
AstraZeneca PLC	71,500	3,204,085
Autonomy Corp. PLC(b)	84,905	2,210,418
Aviva PLC	118,200	846,472
Barclays PLC(b)	738,002	4,363,945
Beazley PLC	360,794	680,395
BG Group PLC	172,415	2,995,191
BP PLC	472,900	4,179,405
Brit Insurance Holdings PLC	227,200	740,364
British Sky Broadcasting Group PLC	306,457	2,799,018
BT Group PLC (Class A Stock)	602,100	1,250,927
Cairn Energy PLC(b)	23,695	1,055,392
Capita Group PLC (The)	120,040	1,386,066
Centrica PLC	88,100	354,247
Davis Service Group PLC	24,300	155,768
Drax Group PLC	94,500	712,087
DS Smith PLC	230,900	395,953
Experian PLC	130,380	1,097,057
GKN PLC(b)	302,000	548,766
GlaxoSmithKline PLC	55,000	1,080,715
HSBC Holdings PLC, ADR(a)	51,500	2,953,525
HSBC Holdings PLC	224,000	2,564,669
IMI PLC	145,600	1,041,529
Legal & General Group PLC	624,000	875,586
Lloyds Banking Group PLC(b)	381,679	632,553
Marston’s PLC	339,130	527,621
Meggitt PLC	111,000	413,509
Northern Foods PLC	211,500	238,129
Old Mutual PLC	527,200	842,549
Petrofac Ltd.	81,227	1,281,910
Reckitt Benckiser Group PLC	54,140	2,645,914
Rolls-Royce Group PLC(b)	320,698	2,412,974
Rotork PLC	43,573	787,590
Royal Bank of Scotland Group PLC (The)(b)	263,527	223,003
RSA Insurance Group PLC	300,200	641,929
Spectris PLC	98,200	1,108,775
Standard Chartered PLC	85,607	2,109,666
Tate & Lyle PLC	127,900	864,222
Tomkins PLC	201,400	607,045
Tullow Oil PLC	123,141	2,219,891
Vodafone Group PLC	751,500	1,683,825

		58,717,907

United States — 42.5%
3M Co.(a)	30,900	2,280,420
Abbott Laboratories	92,880	4,594,774
Alcoa, Inc.	61,200	802,944
Altria Group, Inc.	49,000	872,690
Amazon.com, Inc.(b)	17,597	1,642,856
American Express Co.(a)	107,397	3,640,758
American Tower Corp. (Class A Stock)(b)	40,949	1,490,544
Ameriprise Financial, Inc.	57,100	2,074,443
Amgen, Inc.(b)	25,600	1,541,888
Analog Devices, Inc.	42,300	1,166,634
Apple, Inc.(b)	42,287	7,838,741
AT&T, Inc.	129,500	3,497,795
Avon Products, Inc.	31,300	1,062,948
Baker Hughes, Inc.(a)	57,100	2,435,886
Bank of America Corp.	481,765	8,151,464
Bank of New York Mellon Corp. (The)	30,800	892,892
Cablevision Systems Corp. (Class A Stock)	97,500	2,315,625
Chevron Corp.	60,250	4,243,408
Citigroup, Inc.	83,979	406,458
Coca-Cola Co. (The)(a)	17,850	958,545
Covidien PLC	50,700	2,193,282
CVS Caremark Corp.	17,634	630,239

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Dell, Inc.(a)(b)	128,800	1,965,488
DIRECTV Group, Inc. (The)(a)(b)	26,587	733,269
Dow Chemical Co. (The)	193,073	5,033,413
E.I. du Pont de Nemours & Co.	48,600	1,562,004
Entergy Corp.	27,350	2,184,171
EOG Resources, Inc.	6,297	525,862
Exxon Mobil Corp.	63,600	4,363,596
Fifth Third Bancorp.	91,000	921,830
Fortune Brands, Inc.	42,500	1,826,650
General Dynamics Corp.	80,630	5,208,698
General Electric Co.(a)	197,800	3,247,876
Gilead Sciences, Inc.(b)	27,941	1,301,492
Goldman Sachs Group, Inc. (The)	47,372	8,733,028
Google, Inc. (Class A Stock)(b)	12,466	6,181,266
H&R Block, Inc.	64,500	1,185,510
Home Depot, Inc.	126,500	3,369,960
Honeywell International, Inc.	32,500	1,207,375
Illinois Tool Works, Inc.	59,800	2,554,058
Intel Corp.	128,248	2,509,814
International Business Machines Corp.	58,343	6,978,406
International Paper Co.	87,800	1,951,794
Johnson & Johnson	46,650	2,840,518
JPMorgan Chase & Co.	290,990	12,751,182
Juniper Networks, Inc.(a)(b)	53,714	1,451,352
Jupiter Telecommunications Co. Ltd.	1,616	1,562,675
KeyCorp	151,500	984,750
Kraft Foods, Inc. (Class A Stock)	30,500	801,235
Liberty Media Corp. - Entertainment (Class A Stock)(b)	12,300	382,653
Lowe’s Cos., Inc.	69,358	1,452,356
Marsh & McLennan Cos., Inc.	102,900	2,544,717
Mastercard, Inc. (Class A Stock)(a)	16,353	3,305,759
McDonald’s Corp.	106,663	6,087,258
Merck & Co., Inc.(a)	148,271	4,689,812
Microsoft Corp.	160,500	4,155,345
Monsanto Co.	17,142	1,326,791
Morgan Stanley	35,300	1,090,064
Murphy Oil Corp.(a)	41,900	2,412,183
National Oilwell Varco, Inc.(b)	38,010	1,639,371
Newell Rubbermaid, Inc.	88,300	1,385,427
NiSource, Inc.	64,600	897,294
Norfolk Southern Corp.	33,515	1,444,832
NRG Energy, Inc.(b)	25,709	724,737
Pfizer, Inc.	87,900	1,454,745
Pinnacle West Capital Corp.	37,100	1,217,622
PPG Industries, Inc.	38,166	2,221,643
Praxair, Inc.	56,606	4,624,144
Procter & Gamble Co (The)	26,000	1,505,920
QUALCOMM, Inc.	124,423	5,596,547
Qwest Communications International, Inc.(a)	138,600	528,066
Raytheon Co.	31,100	1,491,867
Schering-Plough Corp.	64,700	1,827,775
Schlumberger Ltd.	12,750	759,900
SLM Corp.(b)	94,600	824,912
Southwest Airlines Co.	284,800	2,734,080
Spectra Energy Corp.	105,500	1,998,170
Sprint Nextel Corp.(b)	306,200	1,209,490
St Joe Co. (The)(a)(b)	45,400	1,322,048
State Street Corp.	42,700	2,246,020
Sunoco, Inc.	27,300	776,685
Time Warner Cable, Inc.	37,900	1,633,111
Time Warner, Inc.	90,800	2,613,224
Transocean Ltd.(b)	68,376	5,848,199
Tyco Electronics Ltd.	80,900	1,802,452
Tyco International Ltd.	49,400	1,703,312
U.S. Bancorp	181,759	3,973,252
Union Pacific Corp.	117,541	6,858,517
Verizon Communications, Inc.	27,800	841,506
Visa, Inc. (Class A Stock)	59,672	4,123,932
Wal-Mart Stores, Inc.	37,250	1,828,603

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Waste Management, Inc.(a)	40,000	1,192,800
Wells Fargo & Co.(a)	209,869	5,914,108
Western Union Co. (The)	92,300	1,746,316
Weyerhaeuser Co.	48,700	1,784,855
Wyeth	66,750	3,242,715
Wynn Resorts Ltd.(b)	41,334	2,930,167
XTO Energy, Inc.	16,094	665,004
Yahoo!, Inc.(b)	79,170	1,410,018
Yum! Brands, Inc.(a)	86,628	2,924,561

		257,587,391

TOTAL COMMON STOCKS (cost $549,987,257)		586,563,408

PREFERRED STOCK — 0.1%
United States
Wells Fargo & Co. (cost $445,301)	23,175	577,289

	Units
RIGHT
France
BNP Paribas(b) (cost $0)	19,800	42,882	(g)

TOTAL LONG-TERM INVESTMENTS (cost $550,432,558)		587,183,579

	Shares

SHORT-TERM INVESTMENTS — 9.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 9.2%
Dryden Core Investment Fund — Taxable Money Market Series (cost $55,693,440; includes $44,716,063 of cash collateral received for securities on loan)(c)(d)	55,693,440	55,693,440

	Principal Amount (000)
U. S. GOVERNMENT OBLIGATION — 0.1%
U.S. Treasury Bills, 0.191%, 10/22/09(e) (cost $399,956)	$400	399,991

TOTAL SHORT-TERM INVESTMENTS (cost $56,093,396)		56,093,431

TOTAL INVESTMENTS(f) — 106.1% (cost $606,525,954)		643,277,010

LIABILITIES IN EXCESS OF OTHER ASSETS — (6.1)%		(36,694,710)

NET ASSETS — 100.0%		$606,582,300

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $43,198,825; cash collateral of $44,716,063 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Rate quoted represents yield to maturity as of purchase date.
(f)	As of September 30, 2009, 85 securities representing $88,511,714 and 14.6% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(g)	The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

Open forward foreign currency exchange contracts outstanding as of September 30, 2009:

Purchase Contracts	Counterparty	Notional Amount (000)		Payable at Settlement Date	Value at September 30, 2009	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/07/09	UBS AG	AUD	272	$236,264	$239,381	$3,117

British Pound,
Expiring 10/14/09	The Bank of New York	GBP	846	1,401,272	1,351,952	(49,320)
Expiring 10/14/09	The Bank of New York	GBP	846	1,401,272	1,351,952	(49,320)
Expiring 10/15/09	The Bank of New York	GBP	846	1,401,695	1,351,945	(49,750)
Expiring 10/15/09	The Bank of New York	GBP	846	1,401,695	1,351,945	(49,750)

Euro,
Expiring 10/13/09	The Bank of New York	EUR	1,590	2,307,647	2,326,724	19,077
Expiring 10/13/09	The Bank of New York	EUR	1,590	2,307,647	2,326,724	19,077

				$10,457,492	$10,300,623	$(156,869)

Sales Contracts	Counterparty	Notional Amount (000)		Receivable at Settlement Date	Value at September 30, 2009	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/07/09	UBS AG	AUD	149	$236,264	$237,658	$(1,394)

British Pound,
Expiring 10/14/09	Northern Trust	GBP	846	1,439,740	1,351,952	87,788
Expiring 10/14/09	Northern Trust	GBP	846	1,401,272	1,351,952	49,320
Expiring 10/15/09	The Bank of New York	GBP	846	1,417,321	1,351,945	65,376
Expiring 10/15/09	The Bank of New York	GBP	846	1,401,695	1,351,945	49,750

Euro,
Expiring 10/13/09	The Bank of New York	EUR	1,590	2,307,647	2,326,724	(19,077)
Expiring 10/13/09	The Bank of New York	EUR	1,590	2,268,787	2,326,724	(57,937)

				$10,472,726	$10,298,900	$173,826

(1)	The amounts represent the fair value of derivative instruments subject to foreign currency contract risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$5,000,417	$12,202,755	$—
Austria	339,067	—	—
Belgium	1,411,332	—	—
Brazil	12,452,823	—	—
Canada	10,291,755	—	—
China	1,810,788	7,544,150	—
Denmark	5,914,379	—	—
Finland	2,004,068	—	—
France	27,057,466	—	—
Germany	17,945,024	—	—
Greece	365,078	—	—
Hong Kong	—	5,457,254	—
India	5,828,533	—	—
Indonesia	—	1,407,310	—
Ireland	4,552,797	—	—
Israel	3,230,784	—	—
Italy	9,659,971	—	—
Japan	1,173,230	46,934,223	—
Liechtenstein	300,514	—	—
Netherlands	15,933,522	842,415	—
New Zealand	—	747,189	—
Norway	2,155,286	—	—
Portugal	1,258,072	—	—
Singapore	—	5,044,680	—
South Africa	4,334,412	—	—
Spain	16,453,456	—	—
Sweden	3,949,794	—	—
Switzerland	29,908,180	—	—
Taiwan	1,310,860	4,204,394	—
Turkey	1,232,132	—	—
United Kingdom	56,153,238	2,564,669	—
United States	256,024,716	1,562,675	—
Preferred Stock			—
United States	577,289	—	—
Right			—
France	42,882	—	—
U.S. Government Obligation	—	399,991	—
Affiliated Money Market Mutual Fund	55,693,440	—	—

	554,365,305	88,911,705	—
Other Financial Instruments*	—	16,957	—

Total	$554,365,305	$88,928,662	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock	Preferred Stock
Balance as of 12/31/08	$102,852	$295,558
Realized gain (loss)	—	(739,980)
Change in unrealized appreciation (depreciation)	—	444,422
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(102,852)	—

Balance as of 9/30/09	$—	$—

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2009 was as follows:

Affiliated Money Market Mutual Fund (including 7.4% of collateral received for securities on loan)	9.2%
Oil, Gas & Consumable Fuels	8.8
Commercial Banks	8.1
Pharmaceuticals	6.7
Diversified Financial Services	4.1
Capital Markets	4.0
Chemicals	3.7
Insurance	3.7
Diversified Telecommunication	3.1
Computers & Peripherals	2.8
Energy Equipment & Services	2.8
Aerospace & Defense	2.6
Media	2.6
Hotels, Restaurants & Leisure	2.4
IT Services	2.4
Metals & Mining	2.2
Road & Rail	2.1
Specialty Retail	1.8
Wireless Telecommunication Services	1.7
Electric Utilities	1.6
Semiconductors & Semiconductor Equipment	1.6
Food Products	1.5
Internet Software & Services	1.5
Training Companies & Distributors	1.5
Airlines	1.4
Communications Equipment	1.3
Electrical Equipment	1.3
Food & Staples Retailing	1.3
Industrial Conglomerates	1.3
Software	1.3
Machinery	1.2
Electronic Equipment & Instruments	1.0
Real Estate Management & Development	1.0
Consumer Finance	0.9
Automobiles	0.8
Construction & Engineering	0.8
Healthcare Equipment & Supplies	0.8
Household Durables	0.8
Biotechnology	0.7
Commercial Services & Supplies	0.7
Household Products	0.7
Beverages	0.6
Paper & Forest Products	0.6
Auto Components	0.4
Building Products	0.4
Construction Materials	0.4
Distributors	0.4
Independent Power Producers & Energy Traders	0.4
Containers & Packaging	0.3
Internet & Catalog	0.3
Life Sciences Tools & Services	0.3
Multi-Utilities	0.3
Textiles, Apparel & Luxury Goods	0.3
Tobacco	0.3
Diversified Consumer Services	0.2
Gold	0.2

GLOBAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Office Electronics	0.2
Personal Products	0.2
Professional Services	0.2
Healthcare Technology	0.1
Technology	0.1
U.S. Government Obligation	0.1

106.1
Liabilities in excess of other assets	(6.1)

100.0%

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 93.0%

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities — 2.1%
Citibank Credit Card Issuance Trust,
Ser. 2007-A8, Class A8	5.650%	09/20/19	$1,500	$1,653,729
Small Business Administration Participation Certificates,
Ser. 1996-20J, Class 1	7.200%	10/01/16	2,125	2,297,377
Ser. 1997-20A, Class 1	7.150%	01/01/17	1,512	1,655,783
Ser. 1997-20G, Class 1	6.850%	07/01/17	677	726,758
Ser. 1998-20I, Class 1	6.000%	09/01/18	1,529	1,642,274

				7,975,921

Collateralized Mortgage Obligations — 3.9%
Federal Home Loan Mortgage Corp.,
Ser. 2002-2496, Class PM	5.500%	09/15/17	2,819	2,998,268
Ser. 2002-2501, Class MC	5.500%	09/15/17	1,152	1,229,990
Ser. 2002-2513, Class HC	5.000%	10/15/17	2,339	2,488,517
Ser. 2002-2518, Class PV	5.500%	06/15/19	1,920	2,023,550
Federal National Mortgage Association,
Ser. 2002-18, Class PC	5.500%	04/25/17	3,895	4,119,398
Ser. 2002-57, Class ND	5.500%	09/25/17	1,283	1,368,936
Merrill Lynch Mortgage Investors, Inc.,
Ser. 2003-E, Class A1(a)	0.556%	10/25/28	114	99,454
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2004-1, Class 4A3(a)	3.750%	02/25/34	388	319,010

				14,647,123

Commercial Mortgage-Backed Securities — 8.2%
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser. 2004-T16, Class A5	4.600%	02/13/46	4,200	3,935,355
Ser. 2006-PW11, Class A4(a)	5.623%	03/11/39	860	830,196
Ser. 2006-T22, Class A4(a)	5.629%	04/12/38	2,825	2,748,102
Commercial Mortgage Loan Trust,
Ser. 2008-LS1, Class A2(a)	6.220%	12/10/49	1,230	1,238,596
CW Capital Cobalt Ltd.,
Ser. 2007-C3, Class A3(a)	6.015%	05/15/46	1,300	1,201,814
Greenwich Capital Commercial Funding Corp.,
Ser. 2007-GG9, Class A2	5.381%	03/10/39	2,415	2,398,311
Merrill Lynch Mortgage Trust,
Ser. 2006-C1, Class ASB(a)	5.840%	05/12/39	1,500	1,486,872
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Ser. 2007-9, Class A2	5.590%	09/12/49	3,000	2,969,581
Morgan Stanley Capital I,
Ser. 2005-IQ9, Class AAB	4.510%	07/15/56	2,500	2,557,268
Ser. 2005-T19, Class AAB	4.852%	06/12/47	1,375	1,409,582
Ser. 2006-IQ11, Class A4(a)	5.942%	10/15/42	2,800	2,636,971
Wachovia Bank Commercial Mortgage Trust,
Ser. 2006-C25, Class A4(a)	5.926%	05/15/43	2,000	1,922,063
Ser. 2006-C27, Class A2	5.624%	07/15/45	3,000	3,011,631
Ser. 2007-C33, Class A3(a)	6.100%	02/15/51	3,000	2,836,009

				31,182,351

Corporate Bond — 0.3%
DEPFA ACS Bank (Ireland), Covered Notes, 144A	5.125%	03/16/37	1,520	1,144,884

Mortgage-Backed Securities — 42.5%
Federal Home Loan Mortgage Corp.(a)	2.760%	05/01/34	1,102	1,112,020
Federal Home Loan Mortgage Corp.	5.000%	06/01/33 - 05/01/34	8,008	8,313,047
Federal Home Loan Mortgage Corp.	5.000%	TBA 30 Year	9,500	9,814,687
Federal Home Loan Mortgage Corp.	5.500%	05/01/37 - 05/01/38	3,977	4,169,888
Federal Home Loan Mortgage Corp.	5.500%	TBA 30 Year	9,000	9,388,125
Federal Home Loan Mortgage Corp.	6.000%	09/01/34	501	531,732
Federal Home Loan Mortgage Corp.	6.000%	TBA 30 Year	3,000	3,156,564
Federal Home Loan Mortgage Corp.	6.500%	01/01/11 - 09/01/32	384	408,336
Federal Home Loan Mortgage Corp.	7.000%	08/01/11 - 10/01/32	165	174,931
Federal National Mortgage Association(a)	2.600%	07/01/33	3,113	3,138,246
Federal National Mortgage Association(a)	2.764%	06/01/34	913	928,754
Federal National Mortgage Association(a)	3.681%	04/01/34	386	398,529
Federal National Mortgage Association(a)	4.031%	08/01/33	2,011	2,040,883

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Federal National Mortgage Association	4.500%		TBA 15 Year	$3,500	$3,623,592
Federal National Mortgage Association(a)	4.000%		04/01/34	866	895,261
Federal National Mortgage Association	5.000%		07/01/18 - 05/01/36	13,184	13,819,475
Federal National Mortgage Association	5.000%		TBA 30 Year	1,000	1,032,812
Federal National Mortgage Association	5.500%		01/01/17 - 05/01/37	32,686	34,345,623
Federal National Mortgage Association	5.500%		TBA 15 Year	4,500	4,758,750
Federal National Mortgage Association	6.000%		11/01/14 - 05/01/38	12,041	12,765,179
Federal National Mortgage Association	6.000%		TBA 30 Year	14,500	15,252,188
Federal National Mortgage Association	6.260%		03/01/11	1,113	1,166,186
Federal National Mortgage Association	6.500%		01/01/15 - 10/01/37	5,449	5,859,716
Federal National Mortgage Association	6.500%		TBA 30 Year	2,500	2,662,500
Federal National Mortgage Association	7.000%		02/01/12 - 01/01/36	1,162	1,270,590
Federal National Mortgage Association	7.500%		05/01/10 - 10/01/12	61	63,986
Federal National Mortgage Association	8.000%		03/01/22 - 02/01/26	31	35,419
Federal National Mortgage Association	9.000%		02/01/25 - 04/01/25	168	191,493
Government National Mortgage Association	4.500%		TBA 30 Year	7,500	7,564,453
Government National Mortgage Association	5.000%		07/15/33 - 04/15/34	3,176	3,310,504
Government National Mortgage Association	5.500%		03/15/34 - 03/15/36	3,016	3,181,556
Government National Mortgage Association	6.000%		TBA 30 Year	2,000	2,111,250
Government National Mortgage Association	6.500%		07/15/32 - 08/15/32	631	678,869
Government National Mortgage Association	7.000%		03/15/23 - 08/15/28	1,453	1,600,569
Government National Mortgage Association	7.500%		12/15/25 - 02/15/26	286	319,976
Government National Mortgage Association	8.500%		09/15/24 - 04/15/25	395	453,842

					160,539,531

Municipal Bond — 0.2%
State of Utah, Build America Bonds, Ser. D	4.554%		07/01/24	630	651,565

U.S. Government Agency Obligations — 9.1%
Federal Farm Credit Bank(b)	4.875%		01/17/17	980	1,063,422
Federal Home Loan Banks(e)	5.000%		11/17/17	1,285	1,403,769
Federal Home Loan Banks	5.625%		06/11/21	2,015	2,232,273
Federal Home Loan Mortgage Corp.(b)	3.750%		03/27/19	1,950	1,950,952
Federal National Mortgage Association(b)	5.000%		05/11/17	4,370	4,829,781
Federal National Mortgage Association(b)	6.625%		11/15/30	1,230	1,587,577
Financing Corp. FICO,
Ser. 1P	4.270	%(c)	05/11/18	4,000	2,790,612
Ser. 2P	4.860	%(c)	11/30/17	2,940	2,096,267
Ser. 3P	4.860	%(c)	11/30/17	3,640	2,595,378
Tennessee Valley Authority	4.500%		04/01/18	805	829,108
Tennessee Valley Authority	5.250%		09/15/39	2,320	2,447,886
Tennessee Valley Authority	5.500%		06/15/38	465	504,906
Citigroup Funding, Inc., FDIC Gtd. Notes	1.875%		11/15/12	2,215	2,215,000
General Electric Capital Corp., FDIC Gtd. Notes, Ser. G, M.T.N.	2.000%		09/28/12	7,940	7,984,250

					34,531,181

U.S. Treasury Securities — 26.7%
U.S. Treasury Bond	3.500%		02/15/39	3,620	3,279,496
U.S. Treasury Bond	4.250%		05/15/39	5,620	5,814,064
U.S. Treasury Bond(b)	4.500%		08/15/39	1,130	1,218,281
U.S. Treasury Bond	6.000%		02/15/26	245	303,991
U.S. Treasury Bond	6.250%		08/15/23	9,555	11,976,600
U.S. Treasury Bond	7.125%		02/15/23	630	844,791
U.S. Treasury Bond	8.875%		08/15/17	9,900	13,866,188
U.S. Treasury Note	2.375%		08/31/14	40,560	40,712,100
U.S. Treasury Note	2.375%		09/30/14	13,760	13,795,501
U.S. Treasury Note(b)	3.625%		08/15/19	1,465	1,503,685
U.S. Treasury Note	4.000%		08/15/18	1,915	2,021,671
U.S. Treasury Strip Coupon(c)	4.650%		05/15/20	3,220	2,144,385
U.S. Treasury Strip Principal(c)	5.170%		11/15/21	5,710	3,509,457

					100,990,210

TOTAL LONG-TERM INVESTMENTS (cost $340,351,480)					351,662,766

SHORT-TERM INVESTMENTS — 37.3%
U.S. TREASURY SECURITIES — 5.0%
U.S. Treasury Bill	0.185	%(d)	10/29/09	9,000	8,999,577
U.S. Treasury Bill	0.172	%(d)	11/12/09	10,000	9,999,420

TOTAL U.S. TREASURY SECURITIES (cost $18,996,722)					18,998,997

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

			Shares
AFFILIATED MUTUAL FUNDS — 32.3%
Dryden Core Investment Fund — Short-Term Bond Series(f) (cost $52,856,631)			5,353,208	44,271,031
Dryden Core Investment Fund — Taxable Money Market Series(f)(g) (cost $77,903,829; includes $9,638,358 of cash collateral received for securities on loan)			77,903,829	77,903,829

TOTAL AFFILIATED MUTUAL FUNDS (cost $130,760,460)				122,174,860

TOTAL SHORT-TERM INVESTMENTS (cost $149,757,182)				141,173,857

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 130.3% (cost $490,108,662)				492,836,623

			Principal Amount (000)#
SECURITY SOLD SHORT — (0.4)%
Mortgage-Backed Security
Federal National Mortgage Association (proceeds $1,557,656)	5.500%	TBA 30 Year	(1,500)	(1,568,907)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 129.9% (cost $488,551,006)				491,267,716

LIABILITIES IN EXCESS OF OTHER ASSETS(h) (29.9)%				(113,122,762)

NET ASSETS — 100.0%				$378,144,954

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FICO	Financing Corporation
FDIC	Federal Deposit Insurance Corporation
M.T.N.	Medium Term Note
TBA	To Be Announced
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $9,450,677; cash collateral of $9,638,358 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents zero coupon bond. Rate shown reflects the effective yield at reporting date.
(d) (e)	Rate quoted represent yield-to-maturity as of purchase date. Security segregated as collateral for futures contracts.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts and interest rate swap agreements as follows:

Open futures contracts outstanding at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Unrealized Appreciation/ (Depreciation)(1)
Long Position:
89	U.S. Treasury 2 Yr. Note	Dec. 2009	$19,288,530	$19,310,219	$21,689

Short Positions:
7	U.S. Long Bond	Dec. 2009	849,992	849,625	367
62	U.S. Treasury 10 Yr. Note	Dec. 2009	7,275,080	7,336,344	(61,264)
161	U.S. Treasury 5 Yr. Note	Dec. 2009	18,690,638	18,691,094	(456)

					(61,353)

					$(39,664)

GOVERNMENT INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

(1)	Amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:

Counterparty(1)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized (Depreciation)(2)
Citibank, NA	11/15/12	2,215	1.963%	3 month LIBOR	(869)
Citibank, NA	8/15/16	4,315	3.192%	3 month LIBOR	(1,513)
Citibank, NA	2/15/25	6,520	4.098%	3 month LIBOR	(188,263)

					$(190,645)

LIBOR - London Interbank Offered Rate

(1)	Portfolio pays the fixed rate and receives the floating rate.
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset Backed Securities	$—	$7,975,921	$—
Collateralized Mortgage Obligations	—	14,647,123	—
Commercial Mortgage-Backed Securities	—	31,182,351	—
Corporate Bond	—	1,144,884	—
Mortgage-Backed Securities	—	160,539,531	—
Municipal Bond	—	651,565	—
U.S. Government Agency Obligations	—	34,531,181	—
U.S. Treasury Securities	—	119,989,207	—
Affiliated Mutual Funds	122,174,860	—	—
Security Sold Short	—	(1,568,907)	—

	122,174,860	369,092,856	—
Other Financial Instruments*	(39,664)	(190,645)	—

Total	$122,135,196	$368,902,211	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 96.6%

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)	Value
ASSET BACKED SECURITY — 0.1%
Golden Knight CDO Ltd./Golden Knight CDO Corp., Ser. 2007-2A, Class B, 144A (cost $825,814)(a)	Baa2	0.899%	04/15/19	$4,000	$2,200,000

BANK LOANS — 7.8%
Airlines — 0.1%
Delta Airlines Lines, Inc.(b)	Ba2	8.750%	09/27/13	1,300	1,301,625

Automotive — 1.2%
Ford Motor Co.(b)	B1	3.494%	12/15/13	20,778	18,399,330
TRW Automotive, Inc.(b)	B1	6.250%	02/09/14	1,998	1,992,420

					20,391,750

Cable — 0.6%
Charter Communications Operating LLC, Term B, Refi.(b)	Ba2	6.337%	03/06/14	8,351	7,954,566
CSC Holdings, Term A1(b)	Baa3	1.312%	02/24/12	2,905	2,806,547

					10,761,113

Capital Goods — 0.5%
Capital Safety Group Ltd.(a)(b)	B2	2.496%	07/20/15	2,728	2,196,302
Capital Safety Group Ltd.(a)(b)	B2	2.996%	07/20/16	7,272	5,853,698

					8,050,000

Chemicals — 0.1%
Sabic Innovative Plastic Holdings(b)	Ba2	2.746%	08/29/14	2,343	2,131,853

Consumer — 0.4%
Realogy Corp.(b)	Caa1	3.000%	10/10/13	844	716,335
Realogy Corp.(b)	Caa1	3.254%	10/10/13	3,135	2,660,675
Realogy Corp.(b)	Caa3	13.500%	10/15/17	3,000	3,116,250

					6,493,260

Electric — 1.9%
Calpine Corp. (b)	B2	3.165%	03/29/14	3,781	3,438,128
Texas Competitive Electric Holdings Co. LLC(b)	B2	3.754%	10/10/14	9,000	7,010,001
Texas Competitive Electric Holdings Co. LLC(b)	B2	3.754%	10/10/14	27,394	21,511,149

					31,959,278

Foods — 0.1%
OSI Restaurant Partners, Inc.(b)	B3	2.400%	06/14/13	343	291,914
OSI Restaurant Partners, Inc.(b)	B3	2.563%	06/14/14	2,638	2,242,277

					2,534,191

Gaming — 0.3%
Harrah’s Operating Co., Inc.(b)	Caa1	3.500%	01/28/15	2,757	2,223,523
Motorcity Casino(b)	B3	8.500%	07/13/12	3,459	3,225,688

					5,449,211

Healthcare & Pharmaceutical — 1.1%
Concentra, Inc.(b)	B2	5.790%	06/25/15	2,113	1,690,722
Royalty Pharma Finance Trust(b)	Baa3	7.750%	05/15/15	13,550	12,669,250
Skilled Healthcare, Inc.(b)	B1	2.366%	06/15/12	3,928	3,689,017

					18,048,989

Technology — 1.4%
Avaya, Inc.(b)	Ba3	3.137%	10/26/14	8,977	7,226,443
First Data Corp.(a)(b)	B1	2.999%	09/24/14	2,406	2,071,475
First Data Corp.(a)(b)	B1	3.035%	09/24/14	6,473	5,564,297
First Data Corp.(a)(b)	B1	3.035%	09/24/14	4,900	4,207,140
Sensata Technologies(b)	B3	2.246%	04/27/13	5,179	4,418,851

					23,488,206

Telecommunications — 0.1%
Level 3 Communications, Inc.(b)	B1	11.660%	03/13/14	1,500	1,586,250

TOTAL BANK LOANS (cost $125,400,247)					132,195,726

CORPORATE BONDS — 88.6%
Aerospace & Defense — 1.8%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.500%	07/01/18	2,900	2,972,500

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Esterline Technologies Corp., Gtd. Notes	Ba2	6.625%	03/01/17	750		720,000
Esterline Technologies Corp., Gtd. Notes(c)	B1	7.750%	06/15/13	4,500		4,455,000
L-3 Communications Corp., Gtd. Notes	Ba2	6.125%	01/15/14	1,180		1,188,850
L-3 Communications Corp., Gtd. Notes	Ba2	7.625%	06/15/12	3,275		3,320,031
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,000		1,880,000
Moog, Inc., Sr. Sub. Notes	Ba3	7.250%	06/15/18	3,650		3,504,000
Spirit Aerosystems, Inc., Gtd. Notes, 144A	B2	7.500%	10/01/17	3,375		3,358,125
TransDigm, Inc., Gtd. Notes	B3	7.750%	07/15/14	4,350		4,317,375
TransDigm, Inc., Sr. Sub. Notes, 144A	B3	7.750%	07/15/14	4,200		4,079,250

						29,795,131

Airlines — 0.2%
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	CCC+(d)	10.400%	03/15/11	1,000		735,000
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	CCC+(d)	10.400%	03/10/11	1,000		735,000
AMR Corp., Sr. Unsec’d. Notes, Ser. B, MTN	NR	10.550%	03/12/21	1,425		912,000
Continental Airlines, Inc., Pass-thru Certs., Ser. 981B, Class B(b)	Ba2	6.748%	03/15/17	714		614,174
Continental Airlines, Inc., Pass-thru Certs., Ser. 992B, Class B	Ba2	7.566%	03/15/20	316		274,620

						3,270,794

Automotive — 2.6%
Ford Motor Co., Sr. Unsec’d. Notes	Caa2	7.450%	07/16/31	3,250		2,632,500
Ford Motor Credit Co., Sr. Unsec’d. Notes	Caa1	7.250%	10/25/11	14,080		13,674,623
Ford Motor Credit Co., Sr. Unsec’d. Notes	Caa1	9.875%	08/10/11	2,250		2,281,943
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes(c)	Caa1	7.500%	08/01/12	12,900		12,386,154
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.000%	12/15/16	1,000		927,766
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes(c)	B1	10.500%	05/15/16	4,675		5,072,375
TRW Automotive, Inc., Gtd. Notes, 144A(c)	Caa2	7.250%	03/15/17	6,900		6,072,000
Visteon Corp., Sr. Unsec’d. Notes (original cost $2,208,719; purchased 10/25/04-2/16/07)(b)(e)(f)	NR	7.000%	03/10/14	2,595		635,775

						43,683,136

Banking — 0.4%
BankAmerica Capital II, Gtd. Notes., Ser. 2	Baa3	8.000%	12/15/26	1,000		965,000
HSBK Europe BV (Netherlands), Gtd. Notes., 144A	Ba2	7.250%	05/03/17	3,500		2,852,500
MBNA Capital A, Gtd. Notes., Ser. A	Baa3	8.278%	12/01/26	2,750		2,681,250

						6,498,750

Building Materials & Construction — 1.1%
Centex Corp., Sr. Unsec’d. Notes	B1	5.700%	05/15/14	2,400		2,436,000
D.R. Horton, Inc., Gtd. Notes	Ba3	5.625%	09/15/14	619		597,335
D.R. Horton, Inc., Gtd. Notes(c)	Ba3	6.500%	04/15/16	900		885,375
KB Home, Gtd. Notes	B1	6.375%	08/15/11	2,635		2,661,350
Lennar Corp., Gtd. Notes, Ser. B	B3	5.950%	10/17/11	5,750		5,750,000
Owens Corning, Gtd. Notes	Ba1	6.500%	12/01/16	2,975		2,902,684
Standard Pacific Escrow LLC, Sr. Notes, 144A	Caa1	10.750%	09/15/16	3,225		3,176,625
Toll Corp., Gtd. Notes(b)	Ba2	8.250%	12/01/11	333		339,660

						18,749,029

Cable — 4.3%
AT&T Broadband LLC, Gtd. Notes	Baa1	8.375%	03/15/13	100	(g)	116
Cablevision Systems Corp., Sr. Notes, 144A	B1	8.625%	09/15/17	6,075		6,272,437
CCH II/CCH II CP, Gtd. Notes(c)(e)	NR	10.250%	10/01/13	1,683		1,884,960
CCH II LLC/CCH II Capital Corp., Gtd. Notes, 144A(e)	NR	10.250%	10/01/13	2,100		2,210,250
CSC Holdings, Inc., Sr. Unsec’d. Notes, Ser. B	Ba3	7.625%	04/01/11	2,400		2,490,000
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/18	1,200		1,218,000
CSC Holdings, Inc., Sr. Unsec’d. Notes(c)	Ba3	7.875%	02/15/18	800		816,000
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(c)	Ba3	8.500%	06/15/15	2,950		3,097,500
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A(c)	Ba3	8.625%	02/15/19	3,450		3,648,375
DirectTV Holdings LLC, Gtd. Notes	Ba2	8.375%	03/15/13	2,700		2,774,250
DirectTV Holdings LLC/DirectTV Financing Co., Gtd. Notes	Ba2	7.625%	05/15/16	2,600		2,782,000
Dish DBS Corp., Gtd. Notes	Ba3	6.375%	10/01/11	600		612,000
Dish DBS Corp., Sr. Notes, 144A	Ba3	7.875%	09/01/19	1,550		1,565,500
Dish DBS Corp., Sr. Notes, 144A	NR	7.875%	09/01/19	3,800		3,838,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%	02/01/16	1,445		1,434,163
Echostar DBS Corp., Gtd. Notes	Ba3	7.750%	05/31/15	500		510,000
Mediacom Broadband LLC, Sr. Unsec’d. Notes	B3	8.500%	10/15/15	1,975		1,994,750
Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 144A(c)	B3	9.125%	08/15/19	3,800		3,904,500
Shaw Communications, Inc. (Canada), Sr. Unsec’d. Notes	Baa3	8.250%	04/11/10	525		543,375
UPC Broadband Holding BV (Netherlands), Sr. Unsec’d. Notes, 144A(c)	B2	9.875%	04/15/18	7,500		7,875,000
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.375%	12/15/15	3,450		3,294,750
Videotron Ltee (Canada), Gtd. Notes	Ba2	6.875%	01/15/14	5,820		5,761,800
Videotron Ltee (Canada), Gtd. Notes, 144A	Ba2	9.125%	04/15/18	2,550		2,760,375
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	B2	9.125%	08/15/16	2,075		2,132,062
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1(c)	B2	9.500%	08/15/16	9,375		9,867,188

						73,287,351

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Capital Goods — 8.6%
Actuant Corp., Gtd. Notes	Ba2	6.875%	06/15/17	4,725	4,394,250
ALH Finance LLC, Gtd. Notes(c)	Caa1	8.500%	01/15/13	8,150	7,742,500
Ashtead Capital, Inc., Sec’d. Notes, 144A(c)	B2	9.000%	08/15/16	9,840	9,446,400
Ashtead Holdings PLC (United Kingdom), Sec’d. Notes, 144A	B2	8.625%	08/01/15	5,325	5,112,000
Baldor Electric Co., Gtd. Notes(c)	B3	8.625%	02/15/17	1,600	1,624,000
Blount, Inc., Gtd. Notes	B2	8.875%	08/01/12	9,790	9,961,325
Clean Harbors, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.625%	08/15/16	3,050	3,122,437
Columbus McKinnon Corp., Gtd. Notes	B1	8.875%	11/01/13	7,300	7,373,000
Erac USA Finance Co., Sr. Unsec’d. Notes, 144A (original cost $2,689,800; purchased 5/01/09-5/06/09)(b)(f)	Baa2	5.600%	05/01/15	3,335	3,270,154
Hertz Corp., Gtd. Notes	B2	8.875%	01/01/14	12,057	12,177,570
Interline Brands, Inc., Gtd. Notes	B3	8.125%	06/15/14	4,865	4,767,700
Johnsondiversey Holdings, Inc., Disc. Notes, Ser. B	Caa1	10.670%	05/15/13	7,281	6,989,760
Johnsondiversey, Inc., Gtd. Notes, Ser. B	B2	9.625%	05/15/12	3,710	3,765,650
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	Caa2	9.500%	08/01/14	8,780	8,516,600
RSC Equipment Rental, Gtd. Notes(c)	Caa2	9.500%	12/01/14	12,320	11,888,800
RSC Equipment Rental, Inc., Sr. Sec’d. Notes, 144A	B1	10.000%	07/15/17	3,050	3,278,750
SPX Corp., Sr. Unsec’d. Notes	Ba2	7.625%	12/15/14	9,530	9,601,475
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba2	7.000%	12/01/16	250	212,813
Stena AB (Sweden), Sr. Unsec’d. Notes	Ba2	7.500%	11/01/13	8,836	8,195,390
Terex Corp., Gtd. Notes	Ba3	7.375%	01/15/14	4,790	4,742,100
Terex Corp., Sr. Sub. Notes(c)	Caa1	8.000%	11/15/17	8,125	7,454,687
Trimas Corp., Gtd. Notes	Caa2	9.875%	06/15/12	2,426	2,189,465
United Rentals North America, Inc., Gtd. Notes, 144A	B2	10.875%	06/15/16	6,400	6,848,000
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875%	05/01/14	2,135	2,172,363

					144,847,189

Chemicals — 1.2%
Invista, Sr. Unsec’d. Notes, 144A	Ba3	9.250%	05/01/12	8,800	8,800,000
Koppers, Inc., Sr. Sec’d. Notes(c)	Ba3	9.875%	10/15/13	5,930	6,122,725
Momentive Performance Materials, Inc., Gtd. Notes(c)	Caa2	9.750%	12/01/14	4,580	3,549,500
Nalco Co., Sr. Notes, 144A	Ba2	8.250%	05/15/17	1,525	1,601,250

					20,073,475

Consumer — 2.9%
Jarden Corp., Sr. Unsec’d. Notes	B2	8.000%	05/01/16	750	768,750
Mac-Gray Corp., Gtd. Notes	B3	7.625%	08/15/15	4,350	4,284,750
Mobile Mini, Inc., Gtd. Notes	B2	6.875%	05/01/15	3,732	3,405,450
Realogy Corp., Gtd. Notes	Ca	10.500%	04/15/14	20,660	14,978,500
Realogy Corp., Gtd. Notes, PIK	Ca	11.000%	04/15/14	6,159	4,064,899
Realogy Corp., Gtd. Notes	Ca	12.375%	04/15/15	4,500	2,486,250
Service Corp. International, Sr. Unsec’d. Notes	B1	6.750%	04/01/16	2,725	2,670,500
Service Corp. International, Sr. Unsec’d. Notes	B1	7.000%	06/15/17	3,448	3,361,800
Service Corp. International, Sr. Unsec’d. Notes	B1	7.875%	02/01/13	2,650	2,597,000
Stewart Enterprises, Inc., Gtd. Notes	Ba3	6.250%	02/15/13	7,625	7,415,313
Ticketmaster Entertainment, Inc., Gtd. Notes	Ba3	10.750%	08/01/16	3,775	3,869,375

					49,902,587

Electric — 5.8%
AES Corp., Sr. Sec’d. Notes, 144A	Ba3	8.750%	05/15/13	4,292	4,372,475
AES Corp., Sr. Unsec’d. Notes(c)	B1	7.750%	03/01/14	4,160	4,191,200
AES Corp., Sr. Unsec’d. Notes	B1	7.750%	10/15/15	3,240	3,256,200
AES Corp., Sr. Unsec’d. Notes	B1	8.000%	06/01/20	400	397,000
AES Corp., Sr. Unsec’d. Notes(c)	B1	8.000%	10/15/17	2,750	2,767,187
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-A	Ba1	9.000%	01/02/17	5,815	5,640,253
AES Eastern Energy LP, Pass-thru Certs., Ser. 99-B(b)	Ba1	9.670%	01/02/29	2,000	1,740,000
AES Red Oak LLC, Sr. Sec’d. Notes, Ser. A(b)	B1	8.540%	11/30/19	1,027	967,864
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	6.550%	07/17/17	3,350	3,270,216
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. A	B2	7.270%	11/08/10	546	544,344
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. B	B2	7.670%	11/08/16	8,193	7,527,319
Midwest Generation LLC, Pass-thru Certs., Ser. B(c)	Ba1	8.560%	01/02/16	2,943	2,986,811
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.300%	05/01/11	7,975	8,114,562
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.500%	10/01/21	600	522,000
Mirant Corp., Sr. Notes, 144A(b)	NR	7.400%	07/15/49	1,825	1,825
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. A	Ba1	8.625%	06/30/12	174	176,768
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. B	Ba1	9.125%	06/30/17	3,824	3,862,348
Mirant North America LLC, Gtd. Notes	B1	7.375%	12/31/13	5,050	5,024,750
Nevada Power Co., Genl. Ref. Mtge., Ser. A	Baa3	8.250%	06/01/11	1,675	1,822,718
North American Energy Alliance LLC / North American Energy Alliance Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	10.875%	06/01/16	4,550	4,686,500
NRG Energy, Inc., Gtd. Notes	B1	7.250%	02/01/14	6,550	6,435,375
NRG Energy, Inc., Gtd. Notes(c)	B1	7.375%	01/15/17	1,300	1,257,750

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

NRG Energy, Inc., Gtd. Notes(c)	B1	7.375%	02/01/16	4,995	4,832,663
Orion Power Holdings, Inc., Sr. Unsec’d. Notes	Ba3	12.000%	05/01/10	7,751	8,022,285
PSEG Power LLC, Gtd. Notes, 144A	Baa1	5.320%	09/15/16	3,316	3,399,593
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(b)	Ba1	9.237%	07/02/17	2,036	2,158,616
Sithe/Independence Funding Corp., Sr. Sec’d. Notes, Ser. A (original cost $4,527,092; purchased 12/22/08-9/25/09)(b)(f)	Ba2	9.000%	12/30/13	5,034	5,081,477
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A(b)	Ba2	7.000%	06/30/21	2,987	2,712,137
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, Ser. B	Caa2	10.250%	11/01/15	1,500	1,080,000
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK(c)	Caa2	10.500%	11/01/16	2,482	1,663,065

					98,515,301

Energy - Integrated — 0.2%
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.500%	07/18/16	3,000	2,917,500

Energy - Other — 5.6%
Cie Generale de Geophysique-Veritas (France), Gtd. Notes	Ba3	7.750%	05/15/17	1,750	1,736,875
Cie Generale de Geophysique-Veritas (France), Sr. Notes, 144A(c)	Ba3	9.500%	05/15/16	4,175	4,415,062
Compagnie Generale De Geophysique Veritas (France), Gtd. Notes	Ba3	7.500%	05/15/15	1,755	1,746,225
Concho Resources, Inc., Gtd. Notes	B3	8.625%	10/01/17	2,100	2,152,500
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	4,050	4,303,125
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14	2,400	2,400,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%	04/15/16	8,050	7,889,000
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%	05/15/18	2,100	2,094,750
OPTI Canada, Inc. (Canada), Sr. Sec’d. Notes	Caa1	7.875%	12/15/14	16,250	12,431,250
OPTI Canada, Inc. (Canada), Sr. Sec’d. Notes	Caa1	8.250%	12/15/14	1,700	1,317,500
Parker Drilling Co., Gtd. Notes	B2	9.625%	10/01/13	2,195	2,175,794
PetroHawk Energy Corp., Gtd. Notes(c)	B3	7.875%	06/01/15	6,125	6,033,125
PetroHawk Energy Corp., Gtd. Notes	B3	9.125%	07/15/13	3,300	3,390,750
Petroplus Finance Ltd. (Bermuda), Gtd. Notes, 144A(c)	B1	6.750%	05/01/14	12,150	11,375,437
Petroplus Finance Ltd. (Bermuda), Gtd. Notes, 144A(c)	B1	7.000%	05/01/17	4,225	3,844,750
Pioneer Natural Resources Co., Gtd. Notes(c)	Ba1	5.875%	07/15/16	1,950	1,802,354
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.650%	03/15/17	10,180	9,687,553
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875%	05/01/18	3,840	3,664,562
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	06/01/18	1,500	1,470,000
Plains Exploration & Production Co., Gtd. Notes	B1	7.750%	06/15/15	1,145	1,136,413
Plains Exploration & Production Co., Gtd. Notes	B1	10.000%	03/01/16	1,800	1,939,500
SandRidge Energy, Inc., Gtd. Notes, 144A	B3	8.000%	06/01/18	7,850	7,555,625

					94,562,150

Foods — 2.9%
Albertson’s LLC, Sr. Unsec’d. Notes	Ba3	8.700%	05/01/30	1,235	1,123,850
Albertson’s, Inc., Sr. Unsec’d. Notes(c)	Ba3	8.350%	05/01/10	1,975	2,004,625
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.000%	06/01/26	725	652,500
Aramark Corp., Gtd. Notes	B3	8.500%	02/01/15	4,085	4,120,744
Carrols Corp., Gtd. Notes	B3	9.000%	01/15/13	500	500,000
Del Monte Corp., Gtd. Notes	B1	8.625%	12/15/12	3,100	3,185,250
Del Monte Corp., Sr. Sub. Notes, 144A	B1	7.500%	10/15/19	3,350	3,383,500
Ingles Markets, Inc., Sr. Unsec’d. Notes(c)	B1	8.875%	05/15/17	6,600	6,765,000
National Beef Packing Co. LLC, Sr. Unsec’d. Notes	Caa1	10.500%	08/01/11	634	627,660
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.500%	02/15/11	1,825	1,875,187
Smithfield Foods, Inc., Sr. Sec’d. Notes, 144A	Ba3	10.000%	07/15/14	4,145	4,352,250
Stater Brothers Holdings, Gtd. Notes(c)	B2	7.750%	04/15/15	1,550	1,503,500
Stater Brothers Holdings, Gtd. Notes	B2	8.125%	06/15/12	900	904,500
Supervalu, Inc., Sr. Unsec’d. Notes	Ba3	7.500%	11/15/14	200	201,000
Supervalu, Inc., Sr. Unsec’d. Notes	Ba3	7.500%	05/15/12	750	774,375
Supervalu, Inc., Sr. Unsec’d. Notes(c)	Ba3	8.000%	05/01/16	7,900	8,176,500
Tyson Foods, Inc., Gtd. Notes	Ba3	7.850%	04/01/16	4,150	4,233,000
Tyson Foods, Inc., Sr. Unsec’d. Notes(c)	Ba3	10.500%	03/01/14	3,650	4,133,625

					48,517,066

Gaming — 5.5%
Ameristar Casinos, Inc., Sr. Unsec’d. Notes, 144A(c)	B2	9.250%	06/01/14	2,300	2,386,250
CCM Merger, Inc., Notes, 144A (original cost $14,420,250; purchased 7/14/05-8/21/08)(c)(f)	Caa3	8.000%	08/01/13	15,340	12,578,800
Downstream Development Authority of The Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A (original cost $1,755,000; purchased 9/27/07)(b)(f)	Caa1	12.000%	10/15/15	1,800	1,395,000
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, Ser. A144, 144A(c)	CCC-(d)	10.000%	12/15/18	18,092	14,383,140
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	CCC-(d)	10.000%	12/15/18	4,813	3,826,335
Isle of Capri Casinos, Inc., Gtd. Notes	Caa1	7.000%	03/01/14	4,595	4,089,550
Mandalay Resort Group, Gtd. Notes	Ca	9.375%	02/15/10	581	578,095
MGM Mirage, Gtd. Notes(c)	Caa2	6.625%	07/15/15	2,925	2,259,562

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

MGM Mirage, Gtd. Notes(c)	Caa2	6.875%	04/01/16	2,000	1,570,000
MGM Mirage, Gtd. Notes(c)	Caa2	7.500%	06/01/16	2,635	2,042,125
MGM Mirage, Gtd. Notes	Caa2	8.500%	09/15/10	6,700	6,649,750
MGM Mirage, Sr. Sec’d. Notes, 144A(c)	B1	10.375%	05/15/14	1,840	1,964,200
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	11.125%	11/15/17	2,620	2,862,350
MGM Mirage, Sr. Sec’d. Notes, 144A	B1	13.000%	11/15/13	5,335	6,108,575
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Caa2	8.000%	04/01/12	2,945	2,495,888
Peninsula Gaming LLC, Sr. Sec’d. Notes, 144A	Ba2	8.375%	08/15/15	3,250	3,250,000
Peninsula Gaming LLC, Sr. Unsec’d. Notes, 144A	B3	10.750%	08/15/17	8,725	8,768,625
Penn National Gaming, Inc., Sr. Sub. Notes, 144A(c)	B1	8.750%	08/15/19	4,100	4,110,250
Pinnacle Entertainment, Inc., Gtd. Notes	Caa1	7.500%	06/15/15	400	354,000
Pinnacle Entertainment, Inc., Sr. Notes, 144A	B2	8.625%	08/01/17	2,050	2,060,250
Pokagon Gaming Authority, Sr. Notes, 144A (original cost $1,656,000; purchased 11/13/08)(b)(f)	B2	10.375%	06/15/14	1,800	1,872,000
River Rock Entertainment Authority (The), Sr. Sec’d. Notes (original cost $171,187; purchased 6/25/07-2/18/09)(b)(f)	B2	9.750%	11/01/11	330	303,600
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	Ba2	7.250%	05/01/12	5,125	4,740,625
Station Casinos, Inc., Sr. Sub. Notes(e)	D(d)	6.500%	02/01/14	3,650	127,750
Station Casinos, Inc., Sr. Sub. Notes(e)	D(d)	6.625%	03/15/18	2,200	77,000
Station Casinos, Inc., Sr. Unsec’d. Notes(e)	D(d)	6.000%	04/01/12	2,251	664,148
Yonkers Racing Corp., Sr. Sec’d. Notes, 144A (original cost $2,082,688; purchased 7/13/09)(b)(f)	B1	11.375%	07/15/16	2,145	2,230,800

					93,748,668

Healthcare & Pharmaceutical — 13.7%
Accellent, Inc., Gtd. Notes	Caa2	10.500%	12/01/13	22,783	21,757,765
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A(c)	Ba2	11.250%	11/01/14	13,860	14,899,500
Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A	B1	12.375%	11/01/14	7,550	8,059,625
Biomet, Inc., Gtd. Notes	B3	10.000%	10/15/17	2,800	2,982,000
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%	10/15/17	9,550	10,146,875
Biomet, Inc., Gtd. Notes(c)	Caa1	11.625%	10/15/17	12,615	13,750,350
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	6.125%	12/15/14	2,075	2,017,937
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	7.500%	08/15/13	1,725	1,768,125
Bio-Rad Laboratories, Inc., Sr. Sub. Notes, 144A	Ba3	8.000%	09/15/16	1,825	1,893,438
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba1	6.250%	11/15/15	2,379	2,399,816
Columbia/HCA Healthcare Corp., Sr. Unsec’d. Notes	Caa1	7.500%	12/15/23	600	484,361
Columbia/HCA Healthcare Corp., Sr. Unsec’d. Notes, MTN	Caa1	8.700%	02/10/10	3,145	3,160,319
Columbia/HCA Healthcare Corp., Sr. Unsec’d. Notes, MTN	Caa1	9.000%	12/15/14	4,365	4,270,829
Community Health Systems, Inc., Gtd. Notes(c)	B3	8.875%	07/15/15	6,530	6,693,250
Elan Corp. PLC (Ireland), Gtd. Notes, 144A	B2	8.750%	10/15/16	2,825	2,782,625
FMC Finance III SA (Luxembourg), Gtd. Notes(c)	Ba2	6.875%	07/15/17	1,500	1,455,000
HCA, Inc., Sec’d. Notes, PIK(c)	B2	9.625%	11/15/16	11,000	11,440,000
HCA, Inc., Sr. Sec’d. Notes, 144A	Ba3	7.875%	02/15/20	800	803,000
HCA, Inc., Sr. Unsec’d. Notes	Caa1	5.750%	03/15/14	5,500	4,853,750
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.250%	02/15/13	4,550	4,345,250
HCA, Inc., Sr. Unsec’d. Notes	Caa1	8.750%	09/01/10	3,208	3,256,120
Inverness Medical Innovations, Inc., Sr. Unsec’d. Notes	B2	7.875%	02/01/16	2,050	1,978,250
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.000%	01/15/16	7,955	7,517,475
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.000%	04/01/14	4,475	4,351,938
Psychiatric Solutions, Inc., Gtd. Notes, Ser. 1	B3	7.750%	07/15/15	6,175	5,958,875
Psychiatric Solutions, Inc., Sr. Sub. Notes, 144A	B3	7.750%	07/15/15	2,325	2,185,500
Res-Care, Inc., Gtd. Notes	B1	7.750%	10/15/13	8,900	8,677,500
Select Medical Corp., Gtd. Notes	B3	7.625%	02/01/15	10,075	9,432,719
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	7.875%	04/15/15	3,125	2,968,750
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Ba1	8.625%	01/15/12	13,191	13,454,820
Skilled Healthcare Group, Inc., Gtd. Notes(c)	Caa1	11.000%	01/15/14	9,394	9,722,790
Sun Healthcare Group, Inc., Gtd. Notes(c)	B3	9.125%	04/15/15	13,350	13,283,250
Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (original cost $6,468,500; purchased 6/21/07-6/29/09)(b)(f)	Caa1	10.000%	07/15/17	7,750	6,200,000
Vanguard Health Holding Co. II LLC, Gtd. Notes	Caa1	9.000%	10/01/14	8,150	8,313,000
Viant Holdings, Inc., Gtd. Notes, 144A (original cost $12,754,794; purchased 6/28/07-12/17/08)(f)	Caa1	10.125%	07/15/17	15,739	14,952,050

					232,216,852

Healthcare Insurance — 0.5%
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	5.950%	03/15/17	5,950	5,335,073
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Ba1	6.125%	01/15/15	3,400	3,278,566

					8,613,639

Insurance — 0.3%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.600%	10/18/16	8,000	5,869,944

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Lodging — 1.9%
Felcor Lodging LP, Gtd. Notes	Caa1	9.000%	06/01/11	2,585	2,594,694
Felcor Lodging LP, Sr. Sec’d. Notes, 144A	B2	10.000%	10/01/14	5,700	5,514,750
Host Hotels & Resorts LP, Gtd. Notes	BB+(d)	6.875%	11/01/14	1,090	1,065,475
Host Hotels & Resorts LP, Gtd. Notes	Ba1	7.125%	11/01/13	1,215	1,199,812
Host Hotels & Resorts LP, Gtd. Notes, Ser. M	Ba1	7.000%	08/15/12	330	332,888
Host Hotels & Resorts LP, Gtd. Notes, Ser. O	Ba1	6.375%	03/15/15	2,295	2,174,512
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes(c)	Ba3	11.875%	07/15/15	1,350	1,518,750
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%	05/01/12	13,000	13,487,500
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes(c)	Ba1	7.875%	10/15/14	3,650	3,823,375

					31,711,756

Media & Entertainment — 2.2%
AMC Entertainment, Inc., Gtd. Notes(c)	Caa1	11.000%	02/01/16	2,465	2,625,225
AMC Entertainment, Inc., Sr. Sub. Notes(c)	Caa1	8.000%	03/01/14	675	651,375
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.500%	09/15/14	1,735	765,569
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.750%	01/15/13	4,725	2,457,000
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	6.875%	06/15/18	625	234,375
CMP Susquehanna Corp., Gtd. Notes	Ca	9.875%	05/15/14	2,550	51,000
Dex Media West LLC, Sr. Sub. Notes, Ser. B(e)	D(d)	9.875%	08/15/13	10,578	1,904,040
Dex Media, Inc., Sr. Unsec’d. Notes(e)	D(d)	8.000%	11/15/13	2,825	480,250
Intelsat Subsidiary Holding Co. Ltd. (Bermuda), Gtd. Notes(c)	B3	8.875%	01/15/15	4,125	4,197,188
LIN Television Corp., Gtd. Notes	B3	6.500%	05/15/13	1,895	1,714,975
Medianews Group, Inc., Sr. Sub. Notes	NR	6.375%	04/01/14	625	62
Medianews Group, Inc., Sr. Sub. Notes(e)	NR	6.875%	10/01/13	1,375	138
Morris Publishing Group LLC, Gtd. Notes(e)	NR	7.000%	08/01/13	1,050	241,500
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes	B2	7.750%	03/15/16	2,130	2,108,700
Quebecor Media, Inc. (Canada), Sr. Unsec’d. Notes(c)	B2	7.750%	03/15/16	1,250	1,237,500
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-1(e)	D(d)	6.875%	01/15/13	1,300	74,750
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-2(e)	D(d)	6.875%	01/15/13	7,700	442,750
R.H. Donnelley Corp., Sr. Unsec’d. Notes, Ser. A-4(e)	D(d)	8.875%	10/15/17	2,000	115,000
Rainbow National Services LLC, Gtd. Notes, 144A	Ba3	8.750%	09/01/12	825	841,500
Rainbow National Services LLC, Gtd. Notes, 144A	B1	10.375%	09/01/14	205	215,762
Universal City Florida Holding Co. I/II, Sr. Notes	Caa2	8.375%	05/01/10	3,625	3,516,250
Univision Communications, Inc., Gtd. Notes, PIK, 144A(c)	Caa2	9.750%	03/15/15	7,931	6,106,552
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.500%	06/15/16	6,300	6,646,500

					36,627,961

Metals — 3.7%
Aleris International, Inc., Gtd. Notes, PIK(e)	D(d)	9.000%	12/15/14	2,200	2,200
Arch Coal, Inc., Gtd. Notes, 144A	B1	8.750%	08/01/16	2,625	2,703,750
Century Aluminum Co., Gtd. Notes	Ca	7.500%	08/15/14	8,862	7,510,545
FMG Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	B2	10.000%	09/01/13	4,550	4,823,000
FMG Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	B2	10.625%	09/01/16	1,775	1,965,812
Foundation Coal Co. LLC, Gtd. Notes	Ba3	7.250%	08/01/14	1,850	1,838,437
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%	04/01/17	1,605	1,707,319
Ispat Inland ULC (Canada), Gtd. Notes	Baa3	9.750%	04/01/14	12,759	13,365,053
Metals USA, Inc., Sr. Sec’d. Notes	Caa1	11.125%	12/01/15	4,120	3,960,350
Ryerson, Inc., Gtd. Notes(a)	Caa1	7.858%	11/01/14	3,000	2,625,000
Ryerson, Inc., Sr. Sec’d. Notes	Caa1	12.000%	11/01/15	2,745	2,607,750
Southern Copper Corp., Sr. Unsec’d. Notes	Baa3	7.500%	07/27/35	3,550	3,537,777
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Ba2	9.750%	05/15/14	6,950	7,645,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes	Ba2	10.250%	05/15/16	2,700	3,051,000
Teck Resources Ltd. (Canada), Sr. Sec’d. Notes(c)	Ba2	10.750%	05/15/19	3,950	4,591,875
United States Steel Corp., Sr. Unsec’d. Notes	Ba3	7.000%	02/01/18	800	768,298

					62,703,166

Non Captive Finance — 1.0%
CIT Group, Inc., Sr. Unsec’d. Notes(*)	Ca	4.250%	02/01/10	2,760	1,989,866
CIT Group, Inc., Sr. Unsec’d. Notes, MTN(*)	Ca	4.750%	12/15/10	650	449,035
CIT Group, Inc., Sr. Unsec’d. Notes(*)	Ca	5.200%	11/03/10	1,800	1,234,492
CIT Group, Inc., Sr. Unsec’d. Notes(*)	Ca	5.400%	03/07/13	1,655	1,061,146
GMAC LLC, Gtd. Notes, 144A	Ca	6.625%	05/15/12	4,625	4,255,000
GMAC LLC, Gtd. Notes, 144A(c)	Ca	6.875%	09/15/11	4,200	3,969,000
GMAC LLC, Gtd. Notes, 144A(c)	Ca	6.875%	08/28/12	4,925	4,531,000

					17,489,539

Packaging — 2.6%
Berry Plastics Holding Corp., Sec’d. Notes(a)	Caa1	4.174%	09/15/14	2,025	1,559,250
Berry Plastics Holding Corp., Sec’d. Notes	Caa1	8.875%	09/15/14	6,250	5,953,125
BWAY Corp., Sr. Sub. Notes, 144A	B3	10.000%	04/15/14	3,725	3,939,188
Crown Americas LLC, Gtd. Notes(c)	B1	7.625%	11/15/13	7,125	7,196,250
Exopack Holding Corp., Gtd. Notes	B3	11.250%	02/01/14	7,265	7,174,187
Graham Packaging Co., Inc., Gtd. Notes	Caa1	8.500%	10/15/12	1,605	1,621,050

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Graham Packaging Co., Inc., Gtd. Notes(c)	Caa1	9.875%	10/15/14	3,150	3,236,625
Greif Brothers Corp., Sr. Unsec’d. Notes	Ba2	6.750%	02/01/17	4,140	4,015,800
Owens Brockway Glass Container, Inc., Gtd. Notes	Ba3	8.250%	05/15/13	3,825	3,911,063
Plastipak Holdings, Inc., Sr. Notes, 144A (original cost $1,993,876; purchased 7/23/09)(b)(c)(f)	B3	10.625%	08/15/19	2,040	2,162,400
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.750%	11/15/13	3,250	3,225,625

					43,994,563

Paper — 2.7%
Cascades, Inc. (Canada), Gtd. Notes(c)	Ba3	7.250%	02/15/13	4,050	3,969,000
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	11.500%	06/01/14	5,735	6,136,450
Domtar Corp., Gtd. Notes	Ba3	5.375%	12/01/13	600	577,500
Domtar Corp., Gtd. Notes	Ba3	7.125%	08/15/15	1,000	980,000
Domtar Corp., Gtd. Notes	Ba3	7.875%	10/15/11	442	456,918
Domtar Corp., Sr. Unsec’d. Notes	Ba3	10.750%	06/01/17	3,425	3,836,000
Georgia-Pacific Corp., Gtd. Notes, 144A (original cost $5,475,180; purchased 12/31/06-7/18/08)(f)	Ba3	7.125%	01/15/17	5,526	5,401,665
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $4,567,362; purchased 4/20/09)(f)	Ba3	8.250%	05/01/16	4,750	4,928,125
Graphic Packaging International, Inc., Gtd. Notes, 144A(c)	B3	9.500%	06/15/17	2,525	2,682,812
Jefferson Smurfit Corp., Sr. Unsec’d. Notes(c)(e)	D(d)	8.250%	10/01/12	3,270	2,329,875
NewPage Corp., Sr. Sec’d. Notes, 144A	B2	11.375%	12/31/14	3,425	3,365,062
Norampac Industries, Inc. (Canada), Gtd. Notes	Ba3	6.750%	06/01/13	1,130	1,090,450
Rock-Tenn Co., Gtd. Notes	Ba3	9.250%	03/15/16	845	904,150
Smurfit-Stone Container Enterprises, Inc., Sr. Unsec’d. Notes(e)	D(d)	8.375%	07/01/12	3,800	2,712,250
Verso Paper Holdings LLC, Gtd. Notes, Ser. B	Caa1	11.375%	08/01/16	11,275	7,075,063

					46,445,320

Pipelines & Other — 2.4%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.125%	05/20/16	2,225	2,136,000
El Paso Corp., Sr. Unsec’d. Notes, MTN(c)	Ba3	8.250%	02/15/16	2,225	2,280,625
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Gtd. Notes, Ser. B	B2	8.750%	04/15/18	2,000	1,990,000
Pacific Energy Partners LP, Gtd. Notes	Baa3	7.125%	06/15/14	1,475	1,527,554
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%	07/15/11	1,840	1,877,661
Targa Resources Partners LP, Gtd. Notes	B2	8.250%	07/01/16	3,725	3,529,438
Targa Resources Partners LP, Gtd. Notes, 144A	B2	11.250%	07/15/17	4,475	4,721,125
Targa Resources, Inc., Gtd. Notes	B3	8.500%	11/01/13	10,275	9,658,500
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	8.125%	03/15/12	5,091	5,533,765
Williams Partners LP, Sr. Unsec’d. Notes	Ba2	7.250%	02/01/17	3,000	2,948,133
Williams Partners, LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes(c)	Ba2	7.500%	06/15/11	3,725	3,861,223

					40,064,024

Retailers — 2.0%
Federated Retail, Gtd. Notes	Ba2	5.900%	12/01/16	500	458,096
Neiman Marcus Group, Inc., Gtd. Notes, PIK	Caa2	9.000%	10/15/15	3,261	2,788,339
Neiman Marcus Group, Inc., Gtd. Notes(c)	Caa3	10.375%	10/15/15	3,395	2,902,725
Pantry, Inc., Gtd. Notes	Caa1	7.750%	02/15/14	5,975	5,571,687
Rite Aid Corp., Gtd. Notes(c)	Caa3	9.500%	06/15/17	3,000	2,430,000
Rite Aid Corp., Sr. Sec’d. Notes(c)	Caa2	7.500%	03/01/17	6,665	5,865,200
Rite Aid Corp., Sr. Sec’d. Notes	Caa2	10.375%	07/15/16	6,860	6,774,250
Susser Holdings LLC, Gtd. Notes	B3	10.625%	12/15/13	6,730	6,948,725

					33,739,022

Technology — 7.9%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.700%	06/01/10	2,850	2,853,563
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	5.200%	06/01/15	4,302	4,226,715
Anixter International Inc., Gtd. Notes	Ba2	10.000%	03/15/14	7,650	8,070,750
Avago Technologies (Singapore), Gtd. Notes	Ba3	10.125%	12/01/13	12,628	13,290,970
Avago Technologies (Singapore), Gtd. Notes	B2	11.875%	12/01/15	4,200	4,578,000
Avaya, Inc., Sr. Notes, 144A (original cost $10,131,750; purchased 7/30/09-8/4/09)(b)(f)	Caa1	9.750%	11/01/15	12,825	11,173,781
First Data Corp., Gtd. Notes(c)	Caa1	9.875%	09/24/15	7,200	6,651,000
Freescale Semiconductor, Inc., Gtd. Notes, PIK(c)	Caa2	9.125%	12/15/14	5,464	3,770,019
Iron Mountain, Inc., Gtd. Notes	B2	8.000%	06/15/20	3,950	3,969,750
Lender Processing Services, Inc., Gtd. Notes	Ba2	8.125%	07/01/16	8,961	9,319,440
Nortel Networks Ltd. (Canada), Gtd. Notes(c)(e)	NR	10.125%	07/15/13	3,050	1,753,750
NXP BV / NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, Ser. ExCH	C	7.875%	10/15/14	6,925	5,436,125
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba3	6.375%	10/01/11	10,500	10,500,000
Sensata Technologies BV (Netherlands), Gtd. Notes	Caa3	8.000%	05/01/14	5,323	4,963,697
Serena Software, Inc., Gtd. Notes	Caa1	10.375%	03/15/16	4,840	4,573,800
STATS ChipPAC Ltd. (Singapore), Gtd. Notes	Ba1	6.750%	11/15/11	4,110	4,125,413
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	1,350	1,363,500

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Sungard Data Systems, Inc., Gtd. Notes(c)	Caa1	10.250%	08/15/15	5,520	5,630,400
Sungard Data Systems, Inc., Gtd. Notes, 144A(c)	Caa1	10.625%	05/15/15	14,075	14,919,500
Terremark Worldwide, Inc., Sr. Sec’d. Notes, 144A	B2	12.000%	06/15/17	2,525	2,752,250
Unisys Corp., Sr. Sec’d. Notes, 144A(c)	Ba3	12.750%	10/15/14	3,950	4,187,000
Unisys Corp., Sr. Sec’d. Notes, 144A(c)	Ba3	14.250%	09/15/15	4,900	5,047,000

					133,156,423

Telecommunications — 4.6%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125%	10/15/12	855	867,825
Centennial Cellular Operating Co., Gtd. Notes	B2	10.125%	06/15/13	1,025	1,055,750
Citizens Communications Co., Sr. Unsec’d. Notes(b)	Ba2	9.000%	08/15/31	235	230,300
Fairpoint Communications, Inc., Sr. Unsec’d. Notes, Ser. 1(e)	NR	13.125%	04/01/18	9,138	1,119,399
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250%	05/01/14	1,200	1,236,000
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(e)	NR	0.000%	05/01/13	4,550	11,375
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(b)(e)	NR	12.500%	05/01/15	1,950	2,437
Level 3 Financing, Inc., Gtd. Notes(c)	Caa1	8.750%	02/15/17	1,825	1,514,750
Level 3 Financing, Inc., Gtd. Notes	Caa1	12.250%	03/15/13	10,750	10,857,500
Nextel Communications, Inc., Gtd. Notes, Ser. E	Ba2	6.875%	10/31/13	1,250	1,159,375
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.500%	10/01/14	2,525	2,550,250
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%	06/15/15	5,115	5,178,938
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%	09/01/11	1,485	1,531,406
Qwest Corp., Sr. Unsec’d. Notes, 144A	Ba1	8.375%	05/01/16	3,825	3,958,875
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%	03/15/12	650	684,125
SBA Telecommunications, Inc., Gtd. Notes, 144A	Ba2	8.000%	08/15/16	1,335	1,365,037
SBA Telecommunications, Inc., Gtd. Notes, 144A(c)	Ba2	8.250%	08/15/19	1,335	1,375,050
Sprint Capital Corp., Gtd. Notes	Ba2	6.875%	11/15/28	3,000	2,505,000
Sprint Capital Corp., Gtd. Notes(c)	Ba2	7.625%	01/30/11	5,850	5,988,938
Sprint Capital Corp., Gtd. Notes	Ba2	8.375%	03/15/12	3,075	3,174,938
Sprint Capital Corp., Gtd. Notes	Ba2	8.750%	03/15/32	1,200	1,134,000
Sprint Nextel Corp., Sr. Notes	Ba2	8.375%	08/15/17	1,675	1,666,625
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	Ba2	0.683%	06/28/10	2,250	2,185,416
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	6.000%	12/01/16	2,800	2,499,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B2	9.250%	02/15/14	4,900	5,047,000
Wind Acquisition Finance SA (Luxembourg), Sr. Notes, 144A	B2	11.750%	07/15/17	6,200	6,990,500
Windstream Corp., Gtd. Notes	Ba3	8.125%	08/01/13	5,200	5,343,000
Windstream Corp., Gtd. Notes	Ba3	8.625%	08/01/16	7,255	7,418,237

					78,651,046

TOTAL CORPORATE BONDS (cost $1,454,282,365)					1,499,651,382

				Shares
COMMON STOCKS — 0.1%
Cable
Adelphia Recovery Trust(b)(h)				500,000	500

Consumer
ICON Fitness Corp.(b)				18,093	181

Electric
Mirant Corp.(h)				2,240	36,803

Media & Entertainment
Virgin Media, Inc.				8,521	118,612

Technology — 0.1%
Xerox Corp.				137,561	1,064,722

Telecommunications
Netia SA (Poland)(h)				238,168	332,760

TOTAL COMMON STOCKS (cost $4,207,915)					1,553,578

PREFERRED STOCKS
Building Materials & Construction
New Millenium Homes LLC (cost $0; purchased 7/28/05)(b)(f)(h)				3,000	615,000

Cable
Adelphia Communications Corp., PIK, 13.00%(b)(h)				5,000	5

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

PTV, Inc., Ser. A, 10.00%(h)		13	1

			6
TOTAL PREFERRED STOCKS (cost $4,765)			615,006

	Expiration Date	Units
WARRANTS(b)(h)
Media & Entertainment
Sirius XM Radio, Inc., 144A	03/15/10	5,005	5

Technology
Viasystems Group, Inc.	01/31/10	45,109	5

Telecommunications
GT Group Telecommunications, Inc. (Canada), 144A	02/01/10	3,050	3

TOTAL WARRANTS(l) (cost $1,039,826)			13

TOTAL LONG-TERM INVESTMENTS (cost $1,585,760,932)			1,636,215,705

		Shares
SHORT-TERM INVESTMENTS — 15.6%
AFFILIATED MUTUAL FUNDS
Dryden Core Investment Fund — Short-Term Bond Series(i)		498,604	4,123,452
Dryden Core Investment Fund — Taxable Money Market Series (cost $260,290,759; includes $218,055,045 of cash collateral received for securities on loan)(i)(j)		260,290,759	260,290,759

TOTAL SHORT-TERM INVESTMENTS (cost $265,039,220)			264,414,211

TOTAL INVESTMENTS (k) — 112.2% (cost $1,850,800,152)			1,900,629,916

LIABILITIES IN EXCESS OF OTHER ASSETS(m) (12.2)%			(207,038,443)

NET ASSETS — 100.0%			$1,693,591,473

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligation
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment in Kind
ULC	Unlimited Liability Corporation
†	The ratings reflected are as of September 30, 2009. Ratings of certain bonds may have changed subsequent to that date.
(*)	Subsequent to the period-end, the issuer has filed for bankruptcy.
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.
(b)	Indicates a security that has been deemed illiquid.
(c)	All or a portion of security is on loan. The aggregate market value of such securities is $212,521,113; cash collateral of $218,055,045 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Standard & Poor’s Rating
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $70,902,198. The aggregate value of $72,800,627 is approximately 4.3% of net assets.
(g)	Amount is actual; not rounded to thousands.
(h)	Non-income producing security.

HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

(i)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.
(j)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	As of September 30, 2009, 6 securities representing $617,516 and 0.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2009.
(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Received/(Paid)	Unrealized Appreciation/ (Depreciation)(5)
Buy Protection(1):
Goldman Sachs International	12/20/2011	$5,750	1.000%	Lennar Corp., 6.500%, 4/15/16	$148,835	$234,546	$(85,711)
Deutsche Bank AG	6/20/2012	13,000	5.000%	Starwood Hotels & Resorts Worldwide, 7.875%, 5/1/12	(809,437)	(377,022)	(432,415)
JPMorgan Chase Bank	6/20/2013	5,000	6.650%	Tenet Healthcare Corp., 7.375%, 2/01/13	(142,071)	—	(142,071)
Deutsche Bank AG	12/20/2013	3,000	2.000%	Allied Waste North America, Inc., 7.375%, 4/15/14	(167,442)	780	(168,222)
JPMorgan Chase Bank	12/20/2013	4,000	3.900%	JC Penney Co., Inc., 6.375%, 10/15/36	(337,406)	1,622	(339,028)
Merrill Lynch Capital Services	12/20/2013	5,000	4.600%	KB Home, 6.250%, 6/15/15	(476,093)	—	(476,093)
Barclays Bank PLC	3/20/2014	3,500	5.000%	Cooper Tire & Rubber Co., 7.625%, 3/15/27	(95,029)	774,133	(869,162)
Goldman Sachs International	6/20/2019	2,500	5.000%	Sprint Nextel Corp., 6.000%, 12/1/16	(265,536)	(13,124)	(252,412)
Barclays Bank PLC	6/20/2019	2,500	5.000%	Sprint Nextel Corp., 6.000%, 12/1/16	(265,536)	(36,242)	(229,294)

					$(2,409,715)	$584,693	$(2,994,408)

Credit default swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount (000)(4)	Fixed Rate	Reference Entity/Obligation	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(5)
Credit default swaps on corporate issues-Sell Protection(2)

Barclays Bank PLC	3/20/2010	3.240%	$5,000	5.000%	HCA, Inc., 6.375%, 1/15/15	$48,886	$(85,305)	$134,191
JPMorgan Chase Bank	3/20/2010	1.471%	8,000	5.000%	General Electric Capital Corp., 5.625%, 9/15/17	145,387	(604,108)	749,495
Goldman Sachs International	3/20/2016	5.004%	3,150	4.100%	NRG Energy, Inc., 7.250%, 2/01/14	(132,160)	—	(132,160)

						$62,113	$(689,413)	$751,526

The Portfolio entered into credit default swaps as the protection seller on corporate issues to take an active short position with respect to the likelihood of a particular issuer’s default.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer or credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The amount represents fair value of derivative instruments subject to credit contract(s) risk exposure as of September 30, 2009.

HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset Backed Security	$—	$2,200,000	$—
Bank Loans	—	132,195,726
Corporate Bonds	—	1,499,649,557	1,825
Common Stocks	1,552,897	—	681
Preferred Stocks	1	—	615,005
Warrants	8	—	5
Affiliated Mutual Funds	264,414,211	—	—

	265,967,117	1,634,045,283	617,516
Other Financial Instruments*	—	(2,242,882)	—

Total	$265,967,117	$1,631,802,401	$617,516

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Common Stocks	Preferred Stocks	Warrants	Other Financial Instruments
Balance as of 12/31/08	$165,500	$500	$471,005	$5,607	$—
Realized gain (loss)	(54,952)	—	—	(3,173,585)	—
Earned amortization/accretion	(196,024)	—	—	—
Change in unrealized appreciation (depreciation)	503,248	—	144,000	3,168,164	—
Net purchases (sales)	(415,947)	181	—	(181)	—
Transfers in and/or out of Level 3		—	—	—	—

Balance as of 9/30/09	$1,825	$681	$615,005	$5	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

JENNISON 20/20 FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Beverages — 2.2%
PepsiCo, Inc.	119,700	$7,021,602

Biotechnology — 3.5%
Celgene Corp.(a)	107,500	6,009,250
Gilead Sciences, Inc.(a)	109,600	5,105,168

		11,114,418

Capital Markets — 4.8%
Goldman Sachs Group, Inc. (The)	81,700	15,061,395

Chemicals — 2.5%
Dow Chemical Co. (The)	297,500	7,755,825

Commercial Services & Supplies — 2.6%
Waste Management, Inc.	278,500	8,304,870

Communications Equipment — 4.2%
Cisco Systems, Inc.(a)	225,700	5,312,978
QUALCOMM, Inc.	179,600	8,078,408

		13,391,386

Computers & Peripherals — 4.9%
Apple, Inc.(a)	53,810	9,974,760
NetApp, Inc.(a)	202,500	5,402,700

		15,377,460

Consumer Finance — 2.3%
SLM Corp.(a)(b)	838,600	7,312,592

Diversified Consumer Services — 4.9%
Career Education Corp.(a)(b)	285,300	6,955,614
H&R Block, Inc.	475,900	8,747,042

		15,702,656

Energy Equipment & Services — 2.2%
Weatherford International Ltd.(a)	343,300	7,116,609

Food & Staples Retailing — 2.6%
Kroger Co. (The)	396,000	8,173,440

Food Products — 4.2%
Cadbury PLC (United Kingdom), ADR	122,556	6,276,093
ConAgra Foods, Inc.	322,800	6,998,304

		13,274,397

Healthcare Equipment & Supplies — 4.3%
Alcon, Inc.	46,400	6,434,288
Baxter International, Inc.	128,300	7,314,383

		13,748,671

Healthcare Providers & Services — 4.1%
Medco Health Solutions, Inc.(a)	147,700	8,169,287
WellPoint, Inc.(a)	100,700	4,769,152

		12,938,439

Internet & Catalog Retail — 2.9%
Amazon.com, Inc.(a)(b)	99,500	9,289,320

Internet Software & Services — 8.2%
Baidu, Inc. (China), ADR(a)(b)	25,100	9,815,355
Google, Inc. (Class A Stock)(a)	18,900	9,371,565
IAC/InterActiveCorp(a)(b)	330,700	6,676,833

		25,863,753

IT Services — 2.3%
Visa, Inc. (Class A Stock)	106,100	7,332,571

Metals & Mining — 4.7%
Century Aluminum Co.(a)(b)	739,500	6,914,325
Freeport-McMoRan Copper & Gold, Inc.	117,900	8,089,119

		15,003,444

JENNISON 20/20 FOCUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Multi-Utilities — 2.6%
Sempra Energy	166,000	$8,268,460

Oil, Gas & Consumable Fuels — 15.3%
Canadian Natural Resources Ltd.	138,000	9,272,220
Occidental Petroleum Corp.	112,800	8,843,520
OGX Petroleo e Gas Participacoes SA (Brazil)	14,200	10,844,773
Southwestern Energy Co.(a)	175,100	7,473,268
Suncor Energy, Inc.	134,000	4,631,040
Williams Cos., Inc. (The)	422,300	7,546,501

		48,611,322

Pharmaceuticals — 4.2%
Sanofi-Aventis SA (France), ADR(b)	187,600	6,931,820
Teva Pharmaceutical Industries Ltd. (Israel), ADR	124,800	6,309,888

		13,241,708

Software — 5.1%
Adobe Systems, Inc.(a)	256,400	8,471,456
CA, Inc.	352,400	7,749,276

		16,220,732

Wireless Telecommunication Services — 3.2%
NII Holdings, Inc.(a)	335,000	10,043,300

TOTAL LONG-TERM INVESTMENTS (cost $233,526,147)		310,168,370

	Shares
SHORT-TERM INVESTMENT — 10.9%
Affiliated Money Market Mutual Fund — 10.9%
Dryden Core Investment Fund — Taxable Money Market Series (cost $34,413,591; includes $25,516,456 of cash collateral received for securities on loan)(c)(d)	34,413,591	34,413,591

TOTAL INVESTMENTS — 108.7% (cost $267,939,738)		344,581,961

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.7)%		(27,617,703)

NET ASSETS — 100.0%		$316,964,258

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $24,150,558; cash collateral of $25,516,456 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

JENNISON 20/20 FOCUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$310,168,370	$—	$—
Affiliated Money Market Mutual Fund	34,413,591	—	—

	344,581,961	—	—
Other Financial Instruments*	—	—	—

Total	$344,581,961	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

JENNISON PORTFOLIO
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS
Aerospace & Defense — 0.8%
Precision Castparts Corp.(a)	39,300	$4,003,491
United Technologies Corp.	107,860	6,571,910

		10,575,401

Auto Components — 0.7%
Johnson Controls, Inc.(a)	382,000	9,763,920

Beverages — 2.0%
PepsiCo, Inc.	477,900	28,033,614

Biotechnology — 6.9%
Amgen, Inc.(b)	113,300	6,824,059
Celgene Corp.(b)	528,600	29,548,740
Gilead Sciences, Inc.(b)	1,028,800	47,921,504
Talecris Biotherapeutics Holdings Corp.(b)	148,500	2,821,500
Vertex Pharmaceuticals, Inc.(a)(b)	252,900	9,584,910

		96,700,713

Capital Markets — 4.8%
Charles Schwab Corp. (The)	1,105,100	21,162,665
Goldman Sachs Group, Inc. (The)	252,900	46,622,115

		67,784,780

Chemicals — 2.2%
Monsanto Co.	320,800	24,829,920
Praxair, Inc.	75,200	6,143,088

		30,973,008

Communications Equipment — 6.8%
Cisco Systems, Inc.(b)	1,511,300	35,576,002
QUALCOMM, Inc.	1,331,100	59,872,878

		95,448,880

Computers & Peripherals — 8.7%
Apple, Inc.(b)	334,737	62,050,198
Hewlett-Packard Co.	555,200	26,210,992
International Business Machines Corp.	176,900	21,159,009
NetApp, Inc.(a)(b)	477,600	12,742,368

		122,162,567

Diversified Financial Services — 0.7%
JPMorgan Chase & Co.	224,400	9,833,208

Electronic Equipment & Instruments — 1.1%
Agilent Technologies, Inc.(a)(b)	560,810	15,607,342

Energy Equipment & Services — 2.8%
Schlumberger Ltd.	342,800	20,430,880
Weatherford International Ltd.(b)	937,700	19,438,521

		39,869,401

Food & Staples Retailing — 2.9%
Costco Wholesale Corp.(a)	296,600	16,746,036
CVS Caremark Corp.	675,100	24,128,074

		40,874,110

Food Products — 1.4%
Cadbury PLC (United Kingdom)	878,100	11,268,847
Unilever PLC (United Kingdom)	299,800	8,518,897

		19,787,744

Healthcare Equipment & Supplies — 4.8%
Alcon, Inc.	231,100	32,046,637
Baxter International, Inc.	612,400	34,912,924

		66,959,561

Healthcare Providers & Services — 2.6%
Medco Health Solutions, Inc.(a)(b)	667,700	36,930,487

Hotels, Restaurants & Leisure — 1.2%
Marriott International, Inc. (Class A Stock)(a)	272,700	7,523,793

JENNISON PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Starbucks Corp.(a)(b)	430,300	$8,885,695

		16,409,488

Household Products — 1.7%
Colgate-Palmolive Co.	321,300	24,508,764

Internet & Catalog Retail — 3.2%
Amazon.com, Inc.(a)(b)	485,600	45,335,616

Internet Software & Services — 7.0%
Baidu, Inc. (China), ADR(a)(b)	43,800	17,127,990
Google, Inc. (Class A Stock)(b)	148,700	73,732,895
Tencent Holdings Ltd. (China)	496,100	8,051,621

		98,912,506

IT Services — 5.2%
Mastercard, Inc. (Class A Stock)(a)	158,500	32,040,775
Visa, Inc. (Class A Stock)	602,100	41,611,131

		73,651,906

Life Sciences Tools & Services — 0.1%
Illumina, Inc.(b)	49,800	2,116,500

Media — 1.8%
Walt Disney Co. (The)	942,600	25,883,796

Multiline Retail — 3.3%
Kohl’s Corp.(b)	418,700	23,886,835
Target Corp.	493,900	23,055,252

		46,942,087

Oil, Gas & Consumable Fuels — 6.9%
Occidental Petroleum Corp.	466,700	36,589,280
Petroleo Brasileiro SA (Brazil), ADR	517,700	23,762,430
Southwestern Energy Co.(b)	561,800	23,977,624
Suncor Energy, Inc.	361,800	12,503,808

		96,833,142

Pharmaceuticals — 7.0%
Abbott Laboratories	355,600	17,591,532
Mylan, Inc.(a)(b)	651,100	10,424,111
Roche Holding AG (Switzerland), ADR(a)	563,400	22,874,040
Shire PLC (Ireland), ADR(a)	260,070	13,599,060
Teva Pharmaceutical Industries Ltd. (Israel), ADR	682,200	34,492,032

		98,980,775

Semiconductors & Semiconductor Equipment — 0.9%
Analog Devices, Inc.	470,800	12,984,664

Software — 8.8%
Adobe Systems, Inc.(b)	944,300	31,199,672
Microsoft Corp.	1,619,900	41,939,211
Oracle Corp.	977,000	20,360,680
Salesforce.Com, Inc.(a)(b)	223,500	12,723,855
SAP AG (Germany), ADR(a)	356,000	17,397,720

		123,621,138

Specialty Retail — 0.6%
Tiffany & Co.(a)	220,013	8,477,101

Textiles, Apparel & Luxury Goods — 2.3%
Coach, Inc.	233,280	7,679,577
NIKE, Inc. (Class B Stock)(a)	378,880	24,513,536

		32,193,113

TOTAL LONG-TERM INVESTMENTS (cost $1,028,561,211)		1,398,155,332

JENNISON PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

SHORT-TERM INVESTMENT — 13.6%
Affiliated Money Market Mutual Fund — 13.6%
Dryden Core Investment Fund — Taxable Money Market Series(c)(d) (cost $191,701,068; includes $182,574,492 of cash collateral received for securities on loan)	191,701,068	191,701,068

TOTAL INVESTMENTS (e) — 112.8% (cost $1,220,262,279)		1,589,856,400

LIABILITIES IN EXCESS OF OTHER ASSETS — (12.8)%		(180,506,138)

NET ASSETS — 100.0%		$1,409,350,262

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $179,357,279; cash collateral of $182,574,492 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of September 30, 2009, 1 security representing $8,051,621 and 0.6% of the net assets was fair valued in accordance with the policies adopted by the Board of Trustees.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,390,103,711	8,051,621	—
Affiliated Money Market Mutual Fund	191,701,068	—	—

	1,581,804,779	8,051,621	—
Other Financial Instruments*	—	—	—

Total	$1,581,804,779	$8,051,621	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit — 32.2%
Banco Bilbao Vizcaya Argentaria SA	0.305%	11/04/09	$40,000	$40,000,189
Bank of America NA	0.350%	01/28/10	30,000	30,000,000
Bank of Tokyo Mitsubishi UFJ Ltd.	0.230%	10/30/09	55,000	55,000,000
Barclays Bank PLC NY(a)	0.492%	03/17/10	41,000	41,000,000
BNP Paribas	0.320%	10/15/09	50,000	50,000,000
DNB Norbank ASA	0.320%	10/19/09	20,000	20,000,200
Royal Bank of Scotland PLC	0.560%	10/06/09	45,000	45,000,000
Royal Bank of Scotland PLC	0.340%	12/03/09	10,000	10,000,000
State Street Bank & Trust Co.	0.310%	10/19/09	20,000	20,000,000
Sumitomo Mitsui Banking Corp./New York	0.250%	10/27/09	50,000	50,000,000
UBS AG	0.660%	01/29/10	50,000	50,000,000

				411,000,389

Commercial Paper — 56.4%
Australia & New Zealand Banking, 144A(a)	1.297%	10/02/09	40,000	40,000,000
AXA SA, 144A(b)	0.230%	10/08/09	11,000	10,999,508
Bank of America Corp.(b)	0.240%	12/28/09	20,000	19,988,267
BPCE SA, 144A(b)	0.420%	11/24/09	60,000	59,962,200
Electricite De France, 144A(b)	0.200%	10/08/09	15,000	14,999,417
GDF Suez, 144A(b)	0.200%	10/05/09	16,400	16,399,635
GDF Suez, 144A(b)	0.200%	10/23/09	21,600	21,597,360
JPMorgan Chase Funding, Inc., 144A(b)	0.270%	10/14/09	10,000	9,999,025
JPMorgan Chase Funding, Inc., 144A(b)	0.280%	11/04/09	25,000	24,993,389
JPMorgan Chase Funding, Inc., 144A(b)	0.250%	11/16/09	25,000	24,992,014
Lloyds TSB Bank PLC(b)	0.430%	10/14/09	39,000	38,993,944
Metlife Funding, Inc.(b)	0.200%	10/28/09	7,362	7,360,896
National Australia Funding Delaware, 144A(b)	0.200%	12/14/09	23,800	23,790,215
New York Life Capital Corp., 144A(b)	0.230%	10/09/09	19,000	18,999,029
Old Line Funding LLC, 144A(b)	0.200%	10/06/09	16,383	16,382,545
Reckitt Benckiser TSY, 144A(b)	0.200%	11/30/09	15,000	14,995,000
Royal Bank of Canada Group PLC(b)	0.210%	12/24/09	17,500	17,491,425
San Paolo IMI US Financial Co.(b)	0.220%	10/19/09	35,000	34,996,150
San Paolo IMI US Financial Co.(b)	0.230%	12/23/09	25,000	24,986,743
Societe Generale North America, Inc.(b)	0.260%	11/02/09	20,000	19,995,378
Societe Generale North America, Inc.(b)	0.230%	11/13/09	21,000	20,994,231
Societe Generale North America, Inc.(b)	0.230%	11/16/09	12,869	12,865,218
Standard Chartered Bank, 144A(b)	0.250%	10/05/09	11,000	10,999,694
State Street Corp.(b)	0.220%	12/01/09	30,000	29,988,816
Straight-A Funding LLC, 144A(b)	0.320%	10/22/09	5,107	5,106,047
Straight-A Funding LLC, 144A(b)	0.270%	11/09/09	12,000	11,996,490
Straight-A Funding LLC, 144A(b)	0.270%	11/12/09	15,352	15,347,164
Straight-A Funding LLC, 144A(b)	0.230%	12/08/09	30,000	29,986,967
Swedbank AB, Gtd. by Kingdom of Sweden, 144A(b)	0.890%	02/10/10	38,000	37,875,993
Swedbank AB, Gtd. by Kingdom of Sweden, 144A(b)	0.850%	02/11/10	12,000	11,962,317
Swedbank AB, Gtd. by Kingdom of Sweden, 144A(b)	0.820%	02/17/10	10,000	9,968,339
Unicredit Delaware, Inc., 144A(b)	0.400%	10/13/09	35,000	34,995,450
US Bancorp.(b)	0.250%	12/07/09	25,000	24,988,368

				718,997,234

Other Corporate Obligations — 4.3%
Bank of America NA, FDIC Gtd. Notes(a)	0.546%	07/29/10	30,000	30,000,000
Citigroup Funding, Inc., FDIC Gtd. Notes, M.T.N.(a)	0.591%	07/30/10	25,000	25,000,000

				55,000,000

U.S. Government Agencies — 7.1%
Federal Home Loan Mortgage Corp.(a)	0.387%	08/24/10	60,000	59,989,427
Federal National Mortgage Association(a)	0.422%	08/05/10	30,000	29,991,217

				89,980,644

TOTAL INVESTMENTS — 100.0% (amortized cost $1,274,978,267)				1,274,978,267

LIABILITIES IN EXCESS OF OTHER ASSETS				(228,982)

NET ASSETS — 100.0%				$1,274,749,285

MONEY MARKET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FDIC	Federal Deposit Insurance Corporation
M.T.N.	Medium Term Note
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2009.
(b)	Rate quoted represents yield-to-maturity as of purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Certificates of Deposit	$—	$411,000,389	$—
Commerical Paper	—	718,997,234	—
Other Corporate Obligations	—	55,000,000	—
U.S. Government Agencies	—	89,980,644	—

	—	1,274,978,267	—
Other Financial Instruments*	—	—	—

Total	$—	$1,274,978,267	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENT	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 99.2%
Chemicals — 0.5%
Potash Corp. of Saskatchewan, Inc.	63,000	$5,691,420

Electrical Equipment — 0.4%
Yingli Green Energy Holding Co. Ltd., ADR(a)(b)	363,800	4,532,948

Energy Equipment & Services — 16.2%
Cameron International Corp.(b)	479,500	18,134,690
Dresser-Rand Group, Inc.(b)	176,400	5,480,748
Dril-Quip, Inc.(a)(b)	393,600	19,538,304
FMC Technologies, Inc.(a)(b)	209,200	10,928,608
Halliburton Co.	880,600	23,881,872
Helmerich & Payne, Inc.(a)	243,000	9,605,790
Integra Group Holdings, GDR(b)	1,236,950	3,970,609
National Oilwell Varco, Inc.(b)	408,200	17,605,666
Noble Corp.	436,400	16,565,744
Schlumberger Ltd.	246,600	14,697,360
Superior Energy Services, Inc.(a)(b)	389,800	8,778,296
Tenaris SA (Luxembourg), ADR(a)	316,500	11,273,730
Weatherford International Ltd.(b)	905,600	18,773,088

		179,234,505

Food Products — 1.0%
Agrenco Ltd. (Brazil), 144A(b)	1,166,700	553,188
Cosan Ltd. (Class A Stock)(a)(b)	1,274,400	10,067,760

		10,620,948

Gas Utilities — 1.1%
EQT Corp.	295,100	12,571,260

Independent Power Producers & Energy Traders — 0.9%
NRG Energy, Inc.(a)(b)	335,400	9,454,926

Metals & Mining — 32.7%
African Rainbow Minerals Ltd. (South Africa)	526,350	10,510,184
Agnico-Eagle Mines Ltd.(a)	184,700	12,531,895
Alcoa, Inc.(a)	380,200	4,988,224
AXMIN, Inc. (Canada)(b)	4,338,700	607,860
BHP Billiton Ltd. (Australia), ADR(a)	191,400	12,634,314
Century Aluminum Co.(a)(b)	561,600	5,250,960
Cia de Minas Buenaventura SA (Peru), ADR(a)	599,600	21,111,916
Cliffs Natural Resources, Inc.	369,800	11,966,728
Eldorado Gold Corp. (Canada)(b)	1,467,300	16,664,987
European Goldfields Ltd. (Canada)(b)	1,930,800	8,980,884
First Quantum Minerals Ltd. (Canada)	307,800	20,124,224
First Uranium Corp. (South Africa), 144A(b)	400,000	1,072,246
First Uranium Corp. (South Africa)(b)	386,100	1,034,985
FNX Mining Co., Inc. (Canada), 144A(b)	56,300	493,246
FNX Mining Co., Inc. (Canada)(b)	346,900	3,039,202
Freeport-McMoRan Copper & Gold, Inc.	339,019	23,260,093
Fronteer Development Group, Inc.(b)	734,500	3,143,660
Gabriel Resources Ltd. (Canada)(b)	1,773,200	3,577,371
Gold Reserve, Inc. (Canada)(b)	130,300	119,268
Gold Reserve, Inc. (Canada)(b)	588,900	512,343
Goldcorp, Inc.	395,577	15,969,443
Hecla Mining Co.(a)(b)	1,455,200	6,388,328
Highland Gold Mining Ltd. (United Kingdom)(b)	427,900	540,243
Impala Platinum Holdings Ltd. (South Africa), ADR	471,700	11,198,158
Kinross Gold Corp.	829,000	17,989,300
Lihir Gold Ltd. (Papua New Guinea), ADR(a)(b)	441,400	11,057,070

NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

MMX Mineracao e Metalicos SA (Brazil)(b)	1,337,300	$8,326,044
Nevsun Resources Ltd. (Canada)(b)	1,722,700	3,523,759
Newcrest Mining Ltd. (Australia)	495,099	13,933,684
Newmont Mining Corp.	308,000	13,558,160
Northern Dynasty Minerals Ltd.(a)(b)	859,700	6,335,989
Pan American Silver Corp.(b)	405,400	9,243,120
Pan American Silver Corp. (Canada)(b)	126,058	2,894,042
Platmin Ltd. (South Africa), 144A (original cost $2,365,715; purchased 11/27/07)(b)(c)(d)	276,900	362,079
Randgold Resources Ltd. (Jersey Islands), ADR(a)	173,100	12,096,228
Rio Tinto PLC (United Kingdom), ADR(a)	58,700	9,996,023
Seabridge Gold, Inc.(a)(b)	214,700	6,140,420
SEMAFO, Inc. (Canada), 144A (original cost $3,690,617; purchased 10/31/06-9/20/07)(b)(c)(d)	2,385,200	6,326,968
Silver Wheaton Corp.(b)	704,600	8,870,914
Southern Copper Corp.(a)	212,500	6,521,625
Sterlite Industries India Ltd. (India), ADR(a)	963,900	15,393,483
Vale SA (Brazil), ADR(a)	476,800	11,028,384
Western Areas NL (Australia)(b)	590,900	2,531,840

		361,849,894

Oil, Gas & Consumable Fuels — 45.5%
Advantage Oil & Gas Ltd. (Canada)	152,300	1,076,833
Advantage Oil & Gas Ltd. (Canada) (original cost $2,120,613; purchased 9/04/09)(d)	407,900	2,884,045
Alpha Natural Resources, Inc.(a)(b)	293,000	10,284,300
Anadarko Petroleum Corp.(a)	253,500	15,902,055
Apache Corp.	157,100	14,426,493
Atlas Energy, Inc.(a)	260,100	7,040,907
BG Group PLC (United Kingdom)	1,108,300	19,253,374
BPI Energy Holdings, Inc.(b)	2,800,000	28,000
Cabot Oil & Gas Corp.	450,500	16,105,375
Cairn Energy PLC (United Kingdom)(b)	321,700	14,328,740
Cameco Corp. (Canada)	445,600	12,365,176
Canadian Natural Resources Ltd.	189,700	12,745,943
Chesapeake Energy Corp.	407,100	11,561,640
Concho Resources, Inc.(b)	429,900	15,613,968
Denbury Resources, Inc.(a)(b)	343,800	5,201,694
Devon Energy Corp.	76,600	5,157,478
EOG Resources, Inc.	176,000	14,697,760
Forest Oil Corp.(b)	63,100	1,234,867
Linc Energy Ltd. (Australia), 144A (original cost $10,041,672; purchased 7/02/08)(b)(c)(d)	2,820,000	4,189,568
Newfield Exploration Co.(b)	315,000	13,406,400
Noble Energy, Inc.	233,900	15,428,044
Occidental Petroleum Corp.	324,100	25,409,440
OGX Petroleo e Gas Participacoes SA (Brazil)	22,513	17,193,547
Oil Search Ltd. (Papua New Guinea)	1,814,157	10,291,918
OPTI Canada, Inc. (Canada)(b)	1,352,248	2,715,484
Pacific Rubiales Energy Corp. (Canada)(b)	1,443,600	17,878,986
PetroHawk Energy Corp.(b)	580,300	14,049,063
Petroleo Brasileiro SA (Brazil), ADR	447,100	20,521,890
Range Resources Corp.	330,650	16,320,884
Reliance Industries Ltd. (India), GDR, 144A(b)	136,300	12,476,248
SandRidge Energy, Inc.(a)(b)	782,000	10,134,720
Sasol Ltd. (South Africa), ADR	426,600	16,261,992
Southwestern Energy Co.(b)	686,100	29,282,748
Suncor Energy, Inc.(a)	313,100	10,820,736
Talisman Energy, Inc.	904,100	15,677,094

NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Trident Resources Corp. (Canada), Private Placement (original cost $4,402,178; purchased 12/04/03)(b)(c)(d)(e)		412,657	$—
Ultra Petroleum Corp.(b)		366,900	17,963,424
UTS Energy Corp. (Canada)(b)		942,800	1,523,415
Whiting Petroleum Corp.(a)(b)		154,600	8,901,868
Woodside Petroleum Ltd. (Australia)		406,776	18,661,011
XTO Energy, Inc.		429,925	17,764,501
Zodiac Exploration Corp. (Canada), Private Placement (original cost $3,757,486; purchased 8/08/08)(b)(c)(d)		8,000,000	5,431,295

			502,212,924

Transportation Infrastructure — 0.9%
LLX Logistica SA (Brazil)(b)		2,682,162	9,901,411

TOTAL COMMON STOCKS (cost $830,992,020)			1,096,070,236

	Principal Amount (000)#
CORPORATE BOND
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Sub. Unsec’d. Note, Private Placement, PIK, due 8/12/12 (original cost $16,924,192; purchased 8/20/07- 8/31/09)(b)(c)(d)(e)	CAD	18,026	—

	Units
WARRANTS(j)
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/1/15 (original cost $0; purchased 8/20/07)(b)(c)(d)(e)		1,455,868	—
Zodiac Exploration Corp. (Canada), Private Placement, expiring 2/10/12 (original cost $0; purchased 8/08/08)(b)(c)(d)		8,000,000	—	(f)

			—

TOTAL WARRANTS (cost $0)			—

TOTAL LONG-TERM INVESTMENTS (cost $847,919,610)			1,096,070,236

	Shares
SHORT-TERM INVESTMENT — 18.3%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $202,179,969; includes $194,847,868 of cash collateral received for securities on loan)(g)(h)		202,179,969	202,179,969

TOTAL INVESTMENTS(i) — 117.5% (cost $1,050,099,579)			1,298,250,205

LIABILITIES IN EXCESS OF OTHER ASSETS — (17.5)%			(193,428,937)

NET ASSETS — 100.0%			$1,104,821,268

NATURAL RESOURCES PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CAD	Canadian Dollar
GDR	Global Depositary Receipt
PIK	Payment in Kind
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $190,228,729; cash collateral of $194,847,868 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $43,302,473. The aggregate value of $19,193,955 is approximately 1.7% of net assets.
(e)	The issuer has since filed for bankruptcy and has defaulted in the payment of interest. The security has been fair valued at zero.
(f)	Less than $1.
(g)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(h)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(i)	As of September 30, 2009, 10 securities representing $55,039,316 and 5.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(j)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$1,041,030,920	$49,608,021	$5,431,295
Corporate Bond	—	—	—
Warrants	—	—	—	(a)
Affiliated Money Market Mutual Fund	202,179,969	—	—

	1,243,210,889	49,608,021	5,431,295
Other Financial Instruments*	—	—	—

Total	$1,243,210,889	$49,608,021	$5,431,295

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond	Warrants
Balance as of 12/31/08	$4,865,491	$4,671,234	$119
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	565,804	(5,361,209)	(119)
Earned amortization/accretion	—	3,398	—
Net purchases (sales)	—	686,577	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 9/30/09	$5,431,295	$—	$—	(a)

(a)	Less than $1.

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Aerospace & Defense — 2.8%
AAR Corp.(a)(b)	47,928	$1,051,540
Aerovironment, Inc.(a)(b)	18,300	514,047
American Science & Engineering, Inc.	10,975	746,739
Applied Signal Technology, Inc.	16,272	378,649
Ceradyne, Inc.(b)	31,731	581,629
Cubic Corp.	19,197	757,706
Curtiss-Wright Corp.	56,231	1,919,164
Esterline Technologies Corp.(b)	36,774	1,441,909
GenCorp, Inc.(b)	62,795	336,581
Moog, Inc. (Class A Stock)(b)	55,671	1,642,294
Orbital Sciences Corp.(b)	69,661	1,042,825
Stanley, Inc.(b)	19,872	511,108
Teledyne Technologies, Inc.(b)	44,440	1,599,396
Triumph Group, Inc.	20,624	989,746

		13,513,333

Air Freight & Logistics — 0.4%
Forward Air Corp.	35,772	828,122
HUB Group, Inc. (Class A Stock)(b)	46,630	1,065,495

		1,893,617

Airlines — 0.2%
SkyWest, Inc.	68,565	1,136,808

Auto Components — 0.3%
Drew Industries, Inc.(a)(b)	22,912	496,961
Spartan Motors, Inc.	40,516	208,252
Standard Motor Products, Inc.	19,534	296,917
Superior Industries International, Inc.	28,618	406,376

		1,408,506

Automobiles — 0.1%
Winnebago Industries(a)	35,827	527,015

Beverages — 0.1%
Boston Beer Co., Inc. (Class A Stock)(b)	12,442	461,349

Biotechnology — 1.1%
ArQule, Inc.(b)	34,716	157,611
Cubist Pharmaceuticals, Inc.(a)(b)	71,238	1,439,008
Martek Biosciences Corp.(a)(b)	41,024	926,732
Regeneron Pharmaceuticals, Inc.(b)	78,171	1,508,700
Savient Pharmaceuticals, Inc.(a)(b)	76,029	1,155,641

		5,187,692

Building Products — 1.0%
AAON, Inc.	15,400	309,232
Apogee Enterprises, Inc.	33,652	505,453
Gibraltar Industries, Inc.	37,109	492,436
Griffon Corp.(b)	54,290	546,700
NCI Building Systems, Inc.(a)(b)	24,564	78,605
Quanex Building Products Corp.	46,399	666,290
Simpson Manufacturing Co., Inc.	47,231	1,193,055
Universal Forest Products, Inc.	23,811	939,582

		4,731,353

Capital Markets — 1.8%
Greenhill & Co., Inc.(a)	25,298	2,266,195
Investment Technology Group, Inc.(b)	53,780	1,501,538
LaBranche & Co., Inc.(b)	66,137	224,866
optionsXpress Holdings, Inc.	52,719	910,984
Piper Jaffray Cos.(a)(b)	20,149	961,510
Stifel Financial Corp.(a)(b)	37,045	2,033,770
SWS Group, Inc.	29,871	430,142
TradeStation Group, Inc.(b)	41,210	335,862

		8,664,867

Chemicals — 1.9%
A. Schulman, Inc.	32,197	641,686
American Vanguard Corp.	25,411	211,165

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Arch Chemicals, Inc.	30,903	926,781
Balchem Corp.	22,916	602,691
Calgon Carbon Corp.(a)(b)	67,528	1,001,440
HB Fuller Co.	59,999	1,253,979
NewMarket Corp.	14,445	1,343,963
OM Group, Inc.(b)	37,957	1,153,513
Penford Corp.	13,816	99,061
PolyOne Corp.(b)	113,995	760,347
Quaker Chemical Corp.	13,604	298,336
Stepan Co.	9,206	553,096
Zep, Inc.	26,608	432,380

		9,278,438

Commercial Banks — 5.8%
Bank of The Ozarks, Inc.(a)	16,032	425,329
Boston Private Financial Holdings, Inc.	79,918	520,266
Cascade Bancorp(a)	34,676	41,958
Central Pacific Financial Corp.	35,380	89,158
Columbia Banking System, Inc.	34,669	573,772
Community Bank System, Inc.	40,354	737,268
East West Bancorp, Inc.	113,066	938,448
First Bancorp (Puerto Rico)	93,558	285,352
First Commonwealth Financial Corp.	93,331	530,120
First Financial Bancorp	54,496	656,677
First Financial Bankshares, Inc.(a)	25,704	1,271,320
First Midwest Bancorp, Inc.	60,658	683,616
Frontier Financial Corp.(a)	58,091	63,319
Glacier Bancorp, Inc.(a)	75,893	1,133,841
Hancock Holding Co.	30,244	1,136,267
Hanmi Financial Corp.(b)	56,894	93,306
Home Bancshares, Inc.	23,382	512,533
Independent Bank Corp./MI	24,555	46,654
Independent Bank Corp./Rockland MA	25,855	572,171
Nara Bancorp, Inc.	27,210	189,109
National Penn Bancshares, Inc.	150,856	921,730
NBT Bancorp, Inc.	42,333	954,186
Old National Bancorp	104,101	1,165,931
Pinnacle Financial Partners, Inc.(a)(b)	40,623	516,318
PrivateBancorp, Inc.(a)	48,086	1,176,184
Prosperity Bancshares, Inc.	56,963	1,981,743
S&T Bancorp, Inc.	29,690	384,782
Signature Bank(a)(b)	50,102	1,452,958
Simmons First National Corp. (Class A Stock)	15,634	450,416
South Financial Group, Inc. (The)	210,283	309,116
Sterling Bancorp	22,256	160,688
Sterling Bancshares, Inc.	100,254	732,857
Sterling Financial Corp.(a)	64,578	129,156
Susquehanna Bancshares, Inc.	106,494	627,250
Tompkins Financial Corp.	8,632	377,218
UCBH Holdings, Inc.(a)	148,529	118,823
UMB Financial Corp.	37,091	1,499,960
Umpqua Holdings Corp.	102,801	1,089,691
United Bankshares, Inc.(a)	47,073	922,160
United Community Banks, Inc.(a)	95,539	477,695
Whitney Holding Corp.	83,438	795,999
Wilshire Bancorp, Inc.	23,883	175,301
Wintrust Financial Corp.	29,646	828,902

		27,749,548

Commercial Services & Supplies — 2.4%
ABM Industries, Inc.	57,228	1,204,077
ATC Technology Corp.(b)	24,524	484,594
Bowne & Co., Inc.	47,149	363,048
Consolidated Graphics, Inc.(b)	13,771	343,587
G&K Services, Inc. (Class A Stock)	22,800	505,248
Geo Group, Inc. (The)(b)	63,275	1,276,257
Healthcare Services Group, Inc.	53,572	983,582
Interface, Inc. (Class A Stock)	69,310	575,273
Mobile Mini, Inc.(a)(b)	43,739	759,309
Standard Register Co. (The)	15,567	91,534
Sykes Enterprises, Inc.(b)	43,338	902,297

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Tetra Tech, Inc.(b)	74,740	1,982,852
United Stationers, Inc.(b)	29,251	1,392,640
Viad Corp.	25,397	505,654

		11,369,952

Communications Equipment — 2.2%
Arris Group, Inc.(b)	154,306	2,007,521
Bel Fuse, Inc. (Class B Stock)	14,187	269,979
Black Box Corp.	21,621	542,471
Blue Coat Systems, Inc.(b)	49,295	1,113,574
Comtech Telecommunications Corp.(a)(b)	34,789	1,155,691
Digi International, Inc.(b)	30,425	259,221
EMS Technologies, Inc.(b)	18,786	391,124
Harmonic, Inc.(b)	118,552	791,927
NETGEAR, Inc.(b)	42,465	779,233
Network Equipment Technologies, Inc.(b)	36,162	261,451
PC-Tel, Inc.(b)	23,094	144,337
Symmetricom, Inc.(b)	53,848	278,933
Tekelec(b)	82,825	1,360,815
Tollgrade Communications, Inc.(b)	15,637	101,328
ViaSat, Inc.(b)	34,333	912,571

		10,370,176

Computers & Peripherals — 0.9%
Adaptec, Inc.(b)	147,990	494,287
Avid Technology, Inc.(b)	35,038	493,685
Hutchinson Technology, Inc.(b)	28,745	204,089
Intermec, Inc.(b)	61,249	863,611
Intevac, Inc.(b)	27,071	363,834
Novatel Wireless, Inc.(b)	37,736	428,681
Stratasys, Inc.(a)(b)	24,922	427,662
Synaptics, Inc.(a)(b)	41,848	1,054,570

		4,330,419

Construction & Engineering — 0.7%
Comfort Systems USA, Inc.	46,800	542,412
EMCOR Group, Inc.(b)	81,241	2,057,022
Insituform Technologies, Inc. (Class A Stock)(b)	47,878	916,385

		3,515,819

Construction Materials — 0.7%
Eagle Materials, Inc.	53,810	1,537,890
Headwaters, Inc.(b)	62,468	241,751
Texas Industries, Inc.(a)	34,268	1,438,913

		3,218,554

Consumer Finance — 0.5%
Cash America International, Inc.(a)	36,385	1,097,372
First Cash Financial Services, Inc.(b)	32,688	559,945
Rewards Network, Inc.(b)	10,665	146,537
World Acceptance Corp.(a)(b)	20,066	505,864

		2,309,718

Containers & Packaging — 0.5%
Myers Industries, Inc.	34,727	374,010
Rock-Tenn Co. (Class A Stock)(a)	47,610	2,242,907

		2,616,917

Distributors
Audiovox Corp. (Class A Stock)(b)	22,849	156,516

Diversified Consumer Services — 1.2%
American Public Education, Inc.(b)	22,472	780,677
Capella Education Co.(a)(b)	18,018	1,213,332
Coinstar, Inc.(a)(b)	37,618	1,240,642
Hillenbrand, Inc.	76,304	1,554,312
Pre-Paid Legal Services, Inc.(b)	9,080	461,264
Universal Technical Institute, Inc.(a)(b)	24,865	489,841

		5,740,068

Diversified Financial Services — 0.3%
Financial Federal Corp.	31,971	789,044
Portfolio Recovery Associates, Inc.(a)(b)	19,070	864,443

		1,653,487

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Diversified Telecommunication Services — 0.5%
Cbeyond, Inc.(b)	31,692	511,192
General Communication, Inc. (Class A Stock)(b)	53,021	363,724
Iowa Telecommunications Services, Inc.	40,286	507,604
Neutral Tandem, Inc.(a)(b)	41,282	939,578

		2,322,098

Electric Utilities — 1.0%
ALLETE, Inc.	35,758	1,200,396
Central Vermont Public Service Corp.	14,376	277,457
El Paso Electric Co.(b)	55,499	980,667
UIL Holdings Corp.	36,942	974,900
Unisource Energy Corp.	44,160	1,357,920

		4,791,340

Electrical Equipment — 2.4%
A.O. Smith Corp.	27,883	1,062,342
Acuity Brands, Inc.(a)	53,216	1,714,087
AZZ, Inc.(b)	15,192	610,263
Baldor Electric Co.	51,699	1,413,451
Belden, Inc.	57,523	1,328,781
Brady Corp. (Class A Stock)	64,495	1,852,296
C&D Technologies, Inc.(b)	32,401	69,662
Encore Wire Corp.	23,300	520,522
II-VI, Inc.(a)(b)	30,556	777,345
Magnetek, Inc.(b)	38,168	59,542
Regal-Beloit Corp.	44,263	2,023,262
Vicor Corp.	24,091	185,983

		11,617,536

Electronic Equipment & Instruments — 3.4%
Agilysys, Inc.	24,650	162,444
Anixter International, Inc.(b)	36,635	1,469,430
Benchmark Electronics, Inc.(b)	80,112	1,442,016
Brightpoint, Inc.(a)(b)	84,966	743,452
Checkpoint Systems, Inc.(a)(b)	47,950	788,298
Cognex Corp.	48,893	800,867
CTS Corp.	41,738	388,163
Daktronics, Inc.(a)	42,175	361,440
DTS, Inc.(a)(b)	21,532	589,546
Electro Scientific Industries, Inc.(b)	33,707	451,337
FARO Technologies, Inc.(b)	19,818	340,473
Gerber Scientific, Inc.(b)	30,280	181,074
Insight Enterprises, Inc.(b)	56,578	690,817
Keithley Instruments, Inc.	16,591	91,914
Littelfuse, Inc.(b)	26,850	704,544
LoJack Corp.(b)	22,252	113,263
Mercury Computer Systems, Inc.(b)	27,936	275,449
Methode Electronics, Inc.	46,290	401,334
MTS Systems Corp.	20,551	600,295
Newport Corp.(b)	44,614	390,819
Park Electrochemical Corp.	25,360	625,124
Plexus Corp.(b)	48,688	1,282,442
RadiSys Corp.(b)	28,959	251,654
Rogers Corp.(b)	19,358	580,159
Scansource, Inc.(a)(b)	32,774	928,160
SYNNEX Corp.(b)	24,971	761,116
Technitrol, Inc.	50,676	466,726
TTM Technologies, Inc.(b)	53,132	609,424

		16,491,780

Energy Equipment & Services — 3.6%
Atwood Oceanics, Inc.(b)	69,677	2,457,508
Basic Energy Services, Inc.(b)	28,054	238,179
Bristow Group, Inc.(b)	36,267	1,076,767
CARBO Ceramics, Inc.(a)	23,655	1,219,415
Dril-Quip, Inc.(a)(b)	36,613	1,817,469
Gulf Island Fabrication, Inc.	17,636	330,499
Hornbeck Offshore Services, Inc.(b)	28,315	780,361
ION Geophysical Corp.(b)	145,995	513,902
Lufkin Industries, Inc.	18,398	978,406
Matrix Service Co.(b)	32,298	351,079

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

NATCO Group, Inc. (Class A Stock)(b)	24,606	1,089,554
Oil States International, Inc.(b)	61,278	2,152,696
Pioneer Drilling Co.(b)	62,055	455,484
SEACOR Holdings, Inc.(a)(b)	24,938	2,035,689
Seahawk Drilling, Inc.(a)(b)	14,300	444,587
Superior Well Services, Inc.(b)	17,558	169,962
Tetra Technologies, Inc.(b)	92,938	900,569

		17,012,126

Food & Staples Retailing — 1.1%
Andersons, Inc. (The)	22,546	793,619
Casey’s General Stores, Inc.	62,832	1,971,668
Great Atlantic & Pacific Tea Co.(a)(b)	35,547	316,724
Nash Finch Co.	15,853	433,421
Spartan Stores, Inc.	27,606	390,073
United Natural Foods, Inc.(b)	53,054	1,269,052

		5,174,557

Food Products — 2.1%
Cal-Maine Foods, Inc.(a)	15,516	415,363
Darling International, Inc.(b)	101,385	745,180
Diamond Foods, Inc.	20,389	646,739
Green Mountain Coffee Roasters, Inc.(a)(b)	42,941	3,170,763
Hain Celestial Group, Inc. (The)(b)	50,203	962,392
J&J Snack Foods Corp.	17,546	757,812
Lance, Inc.	39,471	1,019,141
Sanderson Farms, Inc.	21,559	811,481
TreeHouse Foods, Inc.(b)	39,303	1,401,938

		9,930,809

Gas Utilities — 2.5%
Atmos Energy Corp.	113,865	3,208,716
Laclede Group, Inc. (The)	27,318	878,547
New Jersey Resources Corp.	51,832	1,882,020
Northwest Natural Gas Co.	32,741	1,363,990
Piedmont Natural Gas Co., Inc.	90,172	2,158,717
South Jersey Industries, Inc.	36,757	1,297,522
Southwest Gas Corp.	55,350	1,415,853

		12,205,365

Healthcare Equipment & Supplies — 4.0%
Abaxis, Inc.(a)(b)	27,151	726,289
Align Technology, Inc.(a)(b)	82,184	1,168,657
American Medical Systems Holdings, Inc.(b)	91,664	1,550,955
Analogic Corp.	15,848	586,693
CONMED Corp.(b)	35,910	688,395
Cooper Cos., Inc. (The)(a)	55,736	1,657,031
CryoLife, Inc.(b)	34,937	278,448
Cyberonics, Inc.(a)(b)	29,424	469,019
Greatbatch, Inc.(b)	28,592	642,462
Haemonetics Corp.(b)	31,757	1,782,203
ICU Medical, Inc.(b)	15,720	579,439
Integra Lifesciences Holdings Corp.(b)	25,321	864,712
Invacare Corp.	39,616	882,645
Kensey Nash Corp.(b)	13,980	404,721
Meridian Bioscience, Inc.(a)	50,020	1,251,000
Merit Medical Systems, Inc.(b)	34,531	598,422
Natus Medical, Inc.(b)	34,953	539,325
Neogen Corp.(b)	18,229	588,614
Osteotech, Inc.(b)	22,222	98,888
Palomar Medical Technologies, Inc.(b)	22,215	360,105
SurModics, Inc.(a)(b)	21,529	529,613
Symmetry Medical, Inc.(b)	44,141	457,742
Theragenics Corp.(b)	41,312	66,099
West Pharmaceutical Services, Inc.(a)	40,575	1,647,751
Zoll Medical Corp.(b)	26,016	559,864

		18,979,092

Healthcare Providers & Services — 5.5%
Air Methods Corp.(b)	13,413	436,861
Almost Family, Inc.(b)	9,012	268,107
Amedisys, Inc.(a)(b)	34,328	1,497,731
AMERIGROUP Corp.(b)	64,754	1,435,596

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

AMN Healthcare Services, Inc.(b)	40,165	381,969
AmSurg Corp. (Class A Stock)(b)	37,825	803,025
Bio-Reference Labs, Inc.(a)(b)	14,705	505,852
Catalyst Health Solutions, Inc.(b)	47,237	1,376,959
Centene Corp.(a)(b)	53,011	1,004,028
Chemed Corp.	27,767	1,218,694
Corvel Corp.(b)	9,366	265,994
Cross Country Healthcare, Inc.(b)	37,968	353,482
Genoptix, Inc.(b)	21,068	732,745
Gentiva Health Services, Inc.(b)	35,905	897,984
Hanger Orthopedic Group, Inc.(b)	38,823	538,475
Healthspring, Inc.(b)	60,383	739,692
Healthways, Inc.(b)	41,534	636,301
HMS Holdings Corp.(b)	32,351	1,236,779
inVentiv Health, Inc.(b)	41,456	693,559
IPC The Hospitalist Co., Inc.(b)	16,740	526,473
Landauer, Inc.	11,600	637,768
LCA-Vision, Inc.(b)	22,869	160,312
LHC Group, Inc.(b)	18,626	557,476
Magellan Health Services, Inc.(b)	43,484	1,350,613
Medcath Corp.(b)	21,755	190,791
Mednax, Inc.(b)	57,286	3,146,147
Molina Healthcare, Inc.(a)(b)	16,420	339,730
MWI Veterinary Supply, Inc.(b)	14,954	597,412
Odyssey HealthCare, Inc.(b)	40,549	506,862
PharMerica Corp.(a)(b)	37,646	699,086
PSS World Medical, Inc.(a)(b)	73,438	1,603,152
RehabCare Group, Inc.(b)	22,758	493,621
Res-Care, Inc.(b)	31,590	448,894

		26,282,170

Healthcare Technology — 0.9%
Computer Programs & Systems, Inc.	12,045	498,783
Eclipsys Corp.(a)(b)	69,732	1,345,828
Omnicell, Inc.(b)	39,052	435,039
Phase Forward, Inc.(b)	53,291	748,206
Quality Systems, Inc.(a)	23,293	1,434,150

		4,462,006

Hotels, Restaurants & Leisure — 2.9%
Buffalo Wild Wings, Inc.(a)(b)	22,306	928,153
California Pizza Kitchen, Inc.(b)	29,774	465,070
CEC Entertainment, Inc.(a)(b)	28,456	735,872
CKE Restaurants, Inc.	67,302	705,998
Cracker Barrel Old Country Store, Inc.	27,901	959,794
DineEquity, Inc.(a)	18,638	461,290
Interval Leisure Group, Inc.(b)	48,623	606,815
Jack In The Box, Inc.(b)	70,571	1,446,000
Landry’s Restaurants, Inc.(b)	9,929	104,255
Marcus Corp.	25,698	328,677
Monarch Casino & Resort, Inc.(b)	13,839	148,908
Multimedia Games, Inc.(b)	33,384	170,926
O’Charleys, Inc.	23,043	215,913
Papa John’s International, Inc.(b)	26,998	663,341
Peet’s Coffee & Tea, Inc.(b)	16,019	452,216
PF Chang’s China Bistro, Inc.(a)(b)	28,796	978,200
Pinnacle Entertainment, Inc.(a)(b)	74,045	754,519
Red Robin Gourmet Burgers, Inc.(a)(b)	19,188	391,819
Ruby Tuesday, Inc.(b)	80,203	675,309
Ruth’s Hospitality Group, Inc.(b)	24,680	104,150
Shuffle Master, Inc.(b)	66,113	622,784
Sonic Corp.(b)	75,231	832,055
Steak N Shake Co. (The)(b)	30,132	354,654
Texas Roadhouse, Inc. (Class A Stock)(b)	63,126	670,398

		13,777,116

Household Durables — 0.9%
Ethan Allen Interiors, Inc.	32,048	528,792
Helen of Troy Ltd.(b)	37,042	719,726
Kid Brands, Inc.(b)	20,877	129,438
La-Z-Boy, Inc.	63,516	549,413
M/I Homes, Inc.(b)	22,810	309,988

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Meritage Homes Corp.(b)	39,054	792,796
National Presto Industries, Inc.	5,935	513,437
Skyline Corp.	8,396	189,414
Standard Pacific Corp.(b)	115,287	425,409
Universal Electronics, Inc.(b)	16,870	344,485

		4,502,898

Household Products — 0.3%
Central Garden and Pet Co. (Class A Stock)(b)	86,042	940,439
WD-40 Co.	20,413	579,729

		1,520,168

Industrial Conglomerates — 0.1%
Standex International Corp.	15,203	301,475
Tredegar Corp.	26,793	388,499

		689,974

Insurance — 2.9%
American Physicians Capital, Inc.	11,970	344,856
AMERISAFE, Inc.(b)	23,266	401,338
Delphi Financial Group, Inc. (Class A Stock)	57,891	1,310,073
eHealth, Inc.(b)	30,510	443,005
Employers Holdings, Inc.	55,923	865,688
Infinity Property & Casualty Corp.	16,841	715,406
National Financial Partners Corp.	52,036	453,754
Navigators Group, Inc.(b)	16,574	911,570
Presidential Life Corp.	25,474	263,911
ProAssurance Corp.(b)	40,419	2,109,468
RLI Corp.	21,938	1,157,888
Safety Insurance Group, Inc.	18,894	621,990
Selective Insurance Group	65,340	1,027,798
Stewart Information Services Corp.(a)	22,427	277,422
Tower Group, Inc.	49,934	1,217,890
United Fire & Casualty Co.	27,590	493,861
Zenith National Insurance Corp.(a)	46,132	1,425,479

		14,041,397

Internet & Catalog Retail — 0.8%
Blue Nile, Inc.(a)(b)	18,001	1,118,222
HSN, Inc.(b)	48,647	791,973
NutriSystem, Inc.(a)	38,188	582,749
PetMed Express, Inc.(a)	28,186	531,306
Stamps.com, Inc.(b)	14,695	135,929
Ticketmaster Entertainment, Inc., (b)	46,627	545,070

		3,705,249

Internet Software & Services — 1.2%
comScore, Inc.(b)	29,716	535,185
DealerTrack Holdings, Inc.(b)	49,738	940,546
Infospace, Inc.(b)	43,461	336,388
j2 Global Communications, Inc.(b)	55,548	1,278,159
Knot, Inc. (The)(b)	36,989	403,920
Perficient, Inc.(b)	38,674	319,834
United Online, Inc.	103,403	831,360
Websense, Inc.(b)	54,546	916,373

		5,561,765

IT Services — 1.8%
CACI International, Inc. (Class A Stock)(a)(b)	37,015	1,749,699
Ciber, Inc.(b)	85,715	342,860
CSG Systems International, Inc.(b)	43,261	692,609
Cybersource Corp.(a)(b)	85,590	1,426,785
Forrester Research, Inc.(b)	18,482	492,360
Heartland Payment Systems, Inc.	46,231	670,812
Integral Systems, Inc.(b)	21,329	147,170
MAXIMUS, Inc.	21,687	1,010,614
StarTek, Inc.(b)	14,614	126,850
TeleTech Holdings, Inc.(b)	39,793	678,869
Wright Express Corp.(b)	47,091	1,389,655

		8,728,283

Leisure Equipment & Products — 1.2%
Arctic Cat, Inc.	14,972	105,702
Brunswick Corp.	108,876	1,304,335

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Jakks Pacific, Inc.(b)	34,397	492,565
Nautilus, Inc.(b)	25,262	42,945
Polaris Industries, Inc.(a)	40,277	1,642,496
Pool Corp.(a)	60,110	1,335,644
RC2 Corp.(b)	25,667	365,755
Sturm Ruger & Co., Inc.(a)	23,454	303,495

		5,592,937

Life Sciences Tools & Services — 0.7%
Cambrex Corp.(b)	36,000	226,800
Dionex Corp.(b)	21,914	1,423,752
Enzo Biochem, Inc.(b)	41,062	290,719
eResearchTechnology, Inc.(b)	51,962	363,734
Kendle International, Inc.(b)	18,332	306,511
Parexel International Corp.(b)	71,215	967,812

		3,579,328

Machinery — 4.1%
Actuant Corp. (Class A Stock)	83,463	1,340,416
Albany International Corp. (Class A Stock)	33,823	656,166
Astec Industries, Inc.(b)	24,436	622,385
Badger Meter, Inc.(a)	18,432	713,134
Barnes Group, Inc.(a)	51,717	883,843
Briggs & Stratton Corp.	61,724	1,198,063
Cascade Corp.	11,311	302,456
CIRCOR International, Inc.	20,907	590,832
CLARCOR, Inc.	62,847	1,970,882
EnPro Industries, Inc.(b)	24,917	569,603
ESCO Technologies, Inc.(a)(b)	32,503	1,280,618
Gardner Denver, Inc.(b)	64,214	2,239,784
John Bean Technologies Corp.	34,042	618,543
Kaydon Corp.	40,995	1,329,058
Lindsay Corp.(a)	15,192	598,261
Lydall, Inc.(b)	20,723	109,003
Mueller Industries, Inc.	46,011	1,098,283
Robbins & Myers, Inc.	40,475	950,353
Toro Co.	42,230	1,679,487
Watts Water Technologies, Inc. (Class A Stock)	36,144	1,093,356

		19,844,526

Media — 0.4%
Arbitron, Inc.	32,681	678,458
E.W. Scripps Co. (Class A Stock)	35,538	266,535
Live Nation, Inc.(b)	103,128	844,618

		1,789,611

Metals & Mining — 0.7%
A.M. Castle & Co.	20,622	204,983
Amcol International Corp.	30,625	701,006
Brush Engineered Materials, Inc.(b)	24,899	609,030
Century Aluminum Co.(b)	56,661	529,780
Olympic Steel, Inc.	11,145	319,750
RTI International Metals, Inc.(b)	35,901	894,294

		3,258,843

Multiline Retail — 0.2%
Fred’s, Inc. (Class A Stock)	49,406	628,938
Tuesday Morning Corp.(b)	38,493	160,131

		789,069

Multi-Utilities — 0.5%
Avista Corp.	67,501	1,364,870
CH Energy Group, Inc.	19,534	865,552

		2,230,422

Oil, Gas & Consumable Fuels — 2.0%
Holly Corp.	50,850	1,302,777
Penn Virginia Corp.	56,036	1,283,785
Petroleum Development Corp.(b)	23,693	442,111
Petroquest Energy, Inc.(b)	64,552	418,943
St. Mary Land & Exploration Co.	77,092	2,502,406
Stone Energy Corp.(b)	51,581	841,286
Swift Energy Co.(b)	46,164	1,093,164

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

World Fuel Services Corp.	36,615	1,760,083

		9,644,555

Paper & Forest Products — 0.7%
Buckeye Technologies, Inc.(b)	47,710	511,928
Clearwater Paper Corp.(b)	14,006	578,868
Deltic Timber Corp.	13,206	604,439
Neenah Paper, Inc.	18,009	211,966
Schweitzer-Mauduit International, Inc.	18,890	1,026,860
Wausau Paper Corp.	60,319	603,190

		3,537,251

Personal Products — 0.3%
Chattem, Inc.(a)(b)	23,487	1,559,772
Mannatech, Inc.	19,259	73,762

		1,633,534

Pharmaceuticals — 0.7%
Par Pharmaceutical Cos., Inc.(b)	42,892	922,607
Salix Pharmaceuticals Ltd.(b)	60,212	1,280,107
ViroPharma, Inc.(a)(b)	95,453	918,258

		3,120,972

Professional Services — 0.8%
Administaff, Inc.	27,405	719,929
CDI Corp.	15,604	219,236
Exponent, Inc.(b)	16,800	473,256
Heidrick & Struggles International, Inc.	20,953	487,367
On Assignment, Inc.(b)	44,695	261,466
School Specialty, Inc.(b)	19,735	468,114
Spherion Corp.(b)	63,395	393,683
TrueBlue, Inc.(b)	53,975	759,428
Volt Information Sciences, Inc.(b)	14,898	182,054

		3,964,533

Real Estate Investment Trusts — 6.7%
Acadia Realty Trust(a)	48,925	737,300
BioMed Realty Trust, Inc.	121,027	1,670,172
Cedar Shopping Centers, Inc.	55,559	358,355
Colonial Properties Trust(a)	61,599	599,358
Diamondrock Hospitality Co.(a)	133,184	1,078,790
EastGroup Properties, Inc.	32,026	1,224,034
Entertainment Properties Trust	43,163	1,473,585
Extra Space Storage, Inc.	106,594	1,124,567
Franklin Street Properties Corp.	82,314	1,078,313
Healthcare Realty Trust, Inc.(a)	73,252	1,547,815
Home Properties, Inc.(a)	40,770	1,756,779
Inland Real Estate Corp.	87,301	764,757
Kilroy Realty Corp.(a)	53,292	1,478,320
Kite Realty Group Trust	77,612	323,642
LaSalle Hotel Properties	78,382	1,540,990
Lexington Realty Trust	117,378	598,628
LTC Properties, Inc.	28,559	686,558
Medical Properties Trust, Inc.(a)	98,843	771,964
Mid-America Apartment Communities, Inc.(a)	34,800	1,570,524
National Retail Properties, Inc.(a)	99,629	2,139,035
Parkway Properties, Inc.	26,664	525,281
Pennsylvania Real Estate Investment Trust(a)	47,482	361,338
Post Properties, Inc.(a)	59,017	1,062,306
PS Business Parks, Inc.	22,235	1,141,100
Senior Housing Properties Trust	156,662	2,993,811
Sovran Self Storage, Inc.	33,237	1,011,402
Tanger Factory Outlet Centers	49,661	1,854,342
Urstadt Biddle Properties, Inc. (Class A Stock)	26,440	385,760

		31,858,826

Real Estate Management & Development — 0.2%
Forestar Group, Inc.(b)	44,192	759,219

Road & Rail — 0.9%
Arkansas Best Corp.	31,243	935,416
Heartland Express, Inc.	64,856	933,926
Knight Transportation, Inc.	71,800	1,204,804

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Old Dominion Freight Line, Inc.(b)	34,546	1,051,235

		4,125,381

Semiconductors & Semiconductor Equipment — 5.3%
Actel Corp.(b)	32,156	391,339
Advanced Energy Industries, Inc.(b)	40,864	581,903
ATMI, Inc.(b)	38,734	703,022
Brooks Automation, Inc.(b)	79,402	613,777
Cabot Microelectronics Corp.(b)	28,917	1,008,047
Cohu, Inc.	28,822	390,826
Cymer, Inc.(b)	36,716	1,426,784
Cypress Semiconductor Corp.(a)(b)	191,128	1,974,352
Diodes, Inc.(a)(b)	41,920	758,333
DSP Group, Inc.(b)	28,191	229,475
Exar Corp.(b)	53,726	394,886
FEI Co.(a)(b)	46,375	1,143,144
Hittite Microwave Corp.(b)	26,328	968,344
Kopin Corp.(b)	81,607	391,714
Kulicke & Soffa Industries, Inc.(b)	85,421	515,089
Micrel, Inc.	52,989	431,860
Microsemi Corp.(b)	100,348	1,584,495
MKS Instruments, Inc.(b)	61,029	1,177,249
Pericom Semiconductor Corp.(b)	31,188	305,954
Rudolph Technologies, Inc.(b)	38,115	282,051
Sigma Designs, Inc.(a)(b)	32,800	476,584
Skyworks Solutions, Inc.(b)	211,137	2,795,454
Standard Microsystems Corp.(b)	27,190	631,080
Supertex, Inc.(b).	15,877	476,310
TriQuint Semiconductor, Inc.(b)	185,809	1,434,445
Ultratech, Inc.(b)	29,100	384,993
Varian Semiconductor Equipment Associates, Inc.(b)	90,516	2,972,545
Veeco Instruments, Inc.(b)	40,190	937,231

		25,381,286

Software — 3.0%
Blackbaud, Inc.	54,125	1,255,700
CommVault Systems, Inc.(b)	51,508	1,068,791
Concur Technologies, Inc.(a)(b)	52,289	2,079,011
Ebix, Inc.(b)	11,418	632,100
Epicor Software Corp.(a)(b)	56,496	359,879
EPIQ Systems, Inc.(b)	40,067	580,971
JDA Software Group, Inc.(b)	34,735	762,086
Manhattan Associates, Inc.(b)	27,809	561,742
Netscout Systems, Inc.(b)	41,800	564,718
Phoenix Technologies Ltd.(b)	43,192	157,651
Progress Software Corp.(b)	49,440	1,119,816
Radiant Systems, Inc.(b)	33,700	361,938
Smith Micro Software, Inc.(b)	35,551	439,410
Sonic Solutions, Inc.(b)	32,778	194,374
SPSS, Inc.(b)	22,634	1,130,568
Take-Two Interactive Software, Inc.(a)(b)	100,065	1,121,729
Taleo Corp. (Class A Stock)(a)(b)	38,965	882,168
THQ, Inc.(b)	83,168	568,869
Tyler Technologies, Inc.(b)	34,423	588,289

		14,429,810

Specialty Retail — 4.5%
Big 5 Sporting Goods Corp.	26,564	401,116
Brown Shoe Co., Inc.	52,842	423,793
Buckle, Inc. (The)(a)	31,418	1,072,611
Cabela’s, Inc.(a)(b)	49,619	661,917
Cato Corp. (The) (Class A Stock)	36,461	739,794
Childrens Place Retail Stores, Inc. (The)(a)(b)	33,715	1,010,101
Christopher & Banks Corp.	44,312	299,992
Dress Barn, Inc.(a)(b)	55,592	996,765
Finish Line, Inc. (The) (Class A Stock)	67,723	688,066
Genesco, Inc.(b)	27,953	672,829
Group 1 Automotive, Inc.(a)	29,793	799,942
Gymboree Corp.(a)(b)	36,856	1,783,093
Haverty Furniture Cos., Inc.	22,965	271,217

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Hibbett Sports, Inc.(a)(b)	35,313	643,756
Hot Topic, Inc.(b)	54,347	407,059
Jo-Ann Stores, Inc.(b)	32,769	879,192
Jos. A. Bank Clothiers, Inc.(b)	22,554	1,009,743
Lithia Motors, Inc. (Class A Stock)	21,380	333,314
MarineMax, Inc.(b)	26,242	204,950
Men’s Wearhouse, Inc. (The)	64,339	1,589,173
Midas, Inc.(b)	17,522	164,707
OfficeMax, Inc.	94,048	1,183,124
Pep Boys-Manny Moe & Jack	57,406	560,857
Sonic Automotive, Inc. (Class A Stock)	47,316	496,818
Stage Stores, Inc.	46,958	608,576
Stein Mart, Inc.(b)	32,147	408,588
Tractor Supply Co.(a)(b)	44,525	2,155,900
Tween Brands, Inc.(b)	30,579	256,558
Zale Corp.(a)(b)	29,182	208,651
Zumiez, Inc.(b)	25,676	421,343

		21,353,545

Textiles, Apparel & Luxury Goods — 2.5%
Carter’s, Inc.(b)	70,088	1,871,350
CROCS, Inc.(b)	105,831	703,776
Deckers Outdoor Corp.(b)	16,254	1,379,152
Iconix Brand Group, Inc.(b)	87,912	1,096,263
K-Swiss, Inc. (Class A Stock)	33,106	291,002
Liz Claiborne, Inc.(a)	117,258	578,082
Maidenform Brands, Inc.(b)	24,155	387,929
Movado Group, Inc.	22,035	320,169
Oxford Industries, Inc.	17,062	336,121
Perry Ellis International, Inc.(b)	12,511	200,676
Quiksilver, Inc.(b)	157,730	433,757
Skechers U.S.A., Inc. (Class A Stock)(b)	41,211	706,356
True Religion Apparel, Inc.(a)(b)	31,304	811,713
Unifirst Corp.	17,655	784,765
Volcom, Inc.(a)(b)	20,465	337,263
Wolverine World Wide, Inc.	60,819	1,510,744

		11,749,118

Thrifts & Mortgage Finance — 0.5%
Bank Mutual Corp.	57,466	508,000
Brookline Bancorp, Inc.	72,788	707,499
Dime Community Bancshares	31,300	357,759
Trustco Bank Corp. NY	94,380	589,875

		2,163,133

Tobacco — 0.1%
Alliance One International, Inc.(a)(b)	109,955	492,598

Trading Companies & Distributors — 0.8%
Applied Industrial Technologies, Inc.	45,893	971,096
Kaman Corp.	31,643	695,513
Lawson Products, Inc.	4,938	85,971
Watsco, Inc.	39,230	2,114,889

		3,867,469

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Water Utilities — 0.2%
American States Water Co.	22,791	824,578

TOTAL LONG-TERM INVESTMENTS (cost $484,635,601)		477,620,425

SHORT-TERM INVESTMENTS — 18.3%

Affiliated Money Market Mutual Fund — 18.3%
Dryden Core Investment Fund — Taxable Money Market Series (cost $87,400,445; includes $87,264,016 of cash collateral received for securities on loan)(c)(d)	87,400,445	87,400,445

	Principal Amount (000)
U.S Government Obligation
U.S. Treasury Bills, 0.08% 12/17/09(e)(f) (cost $184,970)	$185	184,968

TOTAL SHORT-TERM INVESTMENTS (cost $87,585,415)		87,585,413

TOTAL INVESTMENTS — 118.1% (cost $572,221,016)		565,205,838

LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (18.1)%		(86,708,274)

NET ASSETS — 100.0%		$478,497,564

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $83,651,265; cash collateral of $87,264,016 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Unrealized Appreciation(1)
Long Position:
11	Russell 2000	Dec. 2009	$640,550	$663,300	$22,750

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

SMALL CAPITALIZATION STOCK PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$477,620,425	$—	$—
U.S. Government Obligation	—	184,968	—
Affiliated Money Market Mutual Fund	87,400,445	—	—

	565,020,870	184,968	—
Other Financial Instruments*	22,750	—	—

Total	$565,043,620	$184,968	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.6%
AFFILIATED MUTUAL FUNDS
Advanced Series Trust —
AST Global Real Estate Portfolio	210,859	$1,385,346
AST Large-Cap Value Portfolio	3,608,042	41,059,515
AST Marsico Capital Growth Portfolio	1,632,923	24,902,075
AST Small-Cap Growth Portfolio	283,340	4,020,597
The Prudential Series Fund —
Jennison Portfolio (Class I)	1,302,321	24,835,270
Money Market Portfolio	203	2,031
Natural Resources Portfolio (Class I)	42,094	1,422,772
SP International Growth Portfolio (Class I)	2,693,069	12,011,087
SP International Value Portfolio	1,946,678	12,147,268
SP Small Cap Value Portfolio	441,363	4,069,368

TOTAL LONG-TERM INVESTMENTS (cost $132,840,320)		125,855,329

SHORT-TERM INVESTMENT 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $531,376)	531,376	531,376

TOTAL INVESTMENTS 100.0% (cost $133,371,696)(a)		126,386,705
Liabilities in excess of other assets		(48,818)

NET ASSETS 100.0%		$126,337,887

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$125,855,329	—	—
Affiliated Money Market Mutual Fund	531,376	—	—

	126,386,705	—	—
Other Financial Instruments*		—	—

Total	$126,386,705	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
Advanced Series Trust —
AST Global Real Estate Portfolio	955,565	$6,278,061
AST Large-Cap Value Portfolio	15,749,972	179,234,677
AST Marsico Capital Growth Portfolio	7,215,566	110,037,383
AST Small-Cap Growth Portfolio	1,231,506	17,475,072
AST Western Asset Core Plus Bond Portfolio	6,694,343	66,207,055
The Prudential Series Fund —
Jennison Portfolio (Class I)	5,761,185	109,865,805
Money Market Portfolio	3,570	35,700
Natural Resources Portfolio (Class I)	197,502	6,675,578
SP International Growth Portfolio (Class I)	12,058,115	53,779,193
SP International Value Portfolio	8,574,421	53,504,389
SP PIMCO High Yield Portfolio	552,107	4,726,040
SP PIMCO Total Return Portfolio	23,403,997	274,762,925
SP Small Cap Value Portfolio	1,937,517	17,863,910

TOTAL LONG-TERM INVESTMENTS (cost $931,917,180)		900,445,788

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $4,105,595)	4,105,595	4,105,595

TOTAL INVESTMENTS — 100.0% (cost $936,022,775)(a)		904,551,383
LIABILITIES IN EXCESS OF OTHER ASSETS		(102,106)

NET ASSETS — 100.0%		$904,449,277

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Affiliated Mutual Funds	$900,445,788	$—	$—
Affiliated Money Market Mutual Fund	4,105,595	—	—

	904,551,383	—	—
Other Financial Instruments*	—	—	—

Total	$904,551,383	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
AFFILIATED MUTUAL FUNDS
Advanced Series Trust —
AST Global Real Estate Portfolio	278,579	$1,830,266
AST Large-Cap Value Portfolio	5,291,929	60,222,158
AST Marsico Capital Growth Portfolio	2,425,290	36,985,668
AST Small-Cap Growth Portfolio	434,552	6,166,287
AST Western Asset Core Plus Bond Portfolio	5,266,663	52,087,298
The Prudential Series Fund —
Jennison Portfolio (Class I)	1,935,991	36,919,337
Money Market Portfolio	23,800	238,000
Natural Resources Portfolio (Class I)	60,221	2,035,453
SP International Growth Portfolio (Class I)	4,093,588	18,257,402
SP International Value Portfolio	2,919,880	18,220,053
SP PIMCO High Yield Portfolio	279,117	2,389,244
SP PIMCO Total Return Portfolio	17,973,339	211,007,000
SP Small Cap Value Portfolio	667,040	6,150,112

TOTAL LONG-TERM INVESTMENTS (cost $447,295,024)		452,508,278

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund — Taxable Money Market Series (cost $2,179,097)	2,179,097	2,179,097

TOTAL INVESTMENTS — 100.0% (cost $449,474,121)(a)		454,687,375
LIABILITIES IN EXCESS OF OTHER ASSETS		(79,751)

NET ASSETS — 100.0%		$454,607,624

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$452,508,278	$—	$—
Affiliated Money Market Mutual Fund	2,179,097	—	—

	454,687,375	—	—
Other Financial Instruments*	—	—	—

Total	$454,687,375	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS — 94.8%
Automobile Manufacturers — 0.7%
CarMax, Inc.*(a)	63,200	$1,320,880

Beverages — 3.0%
Coca-Cola Co. (The)	18,800	1,009,560
Diageo PLC, ADR (United Kingdom)(a)	39,400	2,422,706
Heineken Holding NV (Netherlands)	54,306	2,215,201

		5,647,467

Broadcasting — 0.4%
Grupo Televisa SA, ADR (Mexico)	42,500	790,075

Business Services — 1.7%
Iron Mountain, Inc.*(a)	120,300	3,207,198

Chemicals — 0.7%
Monsanto Co.	11,500	890,100
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	4,385	396,141

		1,286,241

Commercial Banks — 1.8%
Bank of New York Mellon Corp. (The)	117,100	3,394,729

Computers — 1.4%
Hewlett-Packard Co.	58,400	2,757,064

Containers & Packaging — 1.8%
Sealed Air Corp.	177,810	3,490,410

Cosmetics & Toiletries — 0.1%
Natura Cosmeticos SA (Brazil)	12,200	219,333

Diversified Financial Services — 2.7%
Goldman Sachs Group, Inc. (The)	6,620	1,220,397
Julius Baer Holding AG (Switzerland)	77,400	3,865,145

		5,085,542

Diversified Manufacturing Operations — 0.8%
Tyco International Ltd. (Switzerland)	42,428	1,462,917

Diversified Metals — 0.8%
BHP Billiton PLC (United Kingdom)	30,300	827,086
Rio Tinto PLC (United Kingdom)	16,470	702,394

		1,529,480

Electric — 0.2%
AES Corp. (The)*	28,100	416,442

Electrical Equipment — 0.5%
ABB Ltd., ADR (Switzerland)(a)	42,850	858,714

Electronic Equipment & Instruments — 1.2%
Agilent Technologies, Inc.*(a)	78,740	2,191,334

Entertainment & Leisure — 0.9%
Harley-Davidson, Inc.	78,300	1,800,900

Environmental Control — 0.8%
Sino-Forest Corp. (Canada)*	101,520	$1,603,422

Financial Services — 9.6%
American Express Co.	190,260	6,449,814
Ameriprise Financial, Inc.	38,160	1,386,353
H&R Block, Inc.	61,900	1,137,722
Moody’s Corp.(a)	50,900	1,041,414
Visa, Inc. (Class A Stock)	6,590	455,435
Wells Fargo & Co.	280,330	7,899,699

		18,370,437

Food — 0.2%
Hershey Co. (The)	11,960	464,766

Healthcare Providers & Services — 2.4%
Cardinal Health, Inc.	36,400	975,520
Express Scripts, Inc.*	28,000	2,172,240
UnitedHealth Group, Inc.	54,900	1,374,696

		4,522,456

Healthcare Services — 0.3%
Laboratory Corp. of America Holdings*(a)	9,500	624,150

Household Durables — 0.4%
Garmin Ltd. (Cayman Islands)(a)	11,000	415,140
Hunter Douglas NV (Netherlands)	8,453	340,416

		755,556

Household Products — 1.4%
Procter & Gamble Co.	45,030	2,608,138

Insurance — 11.4%
American International Group Inc.*	4,961	218,829
Berkshire Hathaway, Inc. (Class A Stock)*	86	8,686,000
Fairfax Financial Holdings Ltd. (Canada)	1,960	726,631
Hartford Financial Services Group, Inc. (The)	36,034	954,901
Loews Corp.	131,400	4,500,450
Markel Corp.*	534	176,124
NIPPONKOA Insurance Co. Ltd. (Japan)	13,500	84,219
Principal Financial Group, Inc.	15,200	416,328
Progressive Corp. (The)*	229,000	3,796,820
Sun Life Financial, Inc. (Canada)	9,100	284,284
Transatlantic Holdings, Inc.	37,375	1,875,104

		21,719,690

Internet & Catalog Retail — 0.2%
Liberty Media Holding Corp. - Interactive (Class A Stock)*	38,925	427,007

Internet Services — 1.4%
Google, Inc. (Class A Stock)*	5,380	2,667,673

Internet Software & Services — 0.5%
Amazon.com, Inc.*	9,800	914,928

Investment Firms — 2.9%
JPMorgan Chase & Co.	126,016	5,522,021

SP DAVIS VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Machinery — 0.3%
PACCAR, Inc.	15,420	581,488

Materials — 1.0%
Martin Marietta Materials, Inc.	21,100	1,942,677

Media — 3.3%
Comcast Corp. (Special Class A Stock)(a)	95,170	1,530,334
Liberty Media Corp. - Entertainment (Class A Stock)*	31,100	967,521
News Corp. (Class A Stock)	198,500	2,380,015
Walt Disney Co. (The)	50,800	1,394,968

		6,272,838

Medical Supplies & Equipment — 1.1%
Becton, Dickinson and Co.	23,000	1,604,250
CareFusion Corp.*	18,200	396,760

		2,001,010

Metals & Mining — 0.8%
China Coal Energy Co. (Class H Stock) (Hong Kong)	1,140,700	1,480,921

Mining — 0.6%
Vulcan Materials Co.(a)	21,100	1,140,877

Oil, Gas & Consumable Fuels — 14.7%
Canadian Natural Resources Ltd. (Canada)	60,600	4,071,714
ConocoPhillips	24,168	1,091,427
Devon Energy Corp.	86,040	5,793,073
EOG Resources, Inc.	71,296	5,953,929
Occidental Petroleum Corp.	112,700	8,835,680
OGX Petroleo E Gas Participacoes SA (Brazil)	1,000	763,717
Transocean Ltd. (Switzerland)*	18,808	1,608,648

		28,118,188

Pharmaceuticals — 5.3%
Johnson & Johnson	55,000	3,348,950
Merck & Co., Inc.(a)	54,200	1,714,346
Pfizer, Inc.	93,400	1,545,770
Schering-Plough Corp.	123,800	3,497,350

		10,106,416

Real Estate Investment Trust — 0.5%
Brookfield Asset Management, Inc. (Class A Stock) (Canada)	41,500	942,465

Real Estate Operation & Development — 0.6%
Hang Lung Group Ltd. (Hong Kong)	240,000	1,196,338

Retail & Merchandising — 7.6%
Bed Bath & Beyond, Inc.*(a)	59,000	2,214,860
Costco Wholesale Corp.(a)	142,500	8,045,550
CVS Caremark Corp.	119,910	4,285,583

		14,545,993

Semiconductors & Semiconductor Equipment — 1.8%
Texas Instruments, Inc.	146,400	3,468,216

Software — 3.4%
Activision Blizzard, Inc.*(a)	78,300	970,137
Dun & Bradstreet Corp. (The)	28,600	2,154,152
Microsoft Corp.	128,380	3,323,758

		6,448,047

Tobacco — 0.9%
Philip Morris International, Inc.	35,765	1,743,186

Transportation — 2.7%
China Merchants Holdings International Co. Ltd. (Hong Kong)	617,489	2,036,064
China Shipping Development Co. Ltd. (Class H Stock) (Hong Kong)	426,000	534,772
COSCO Pacific Ltd. (Bermuda)	414,255	591,437
Kuehne & Nagel International AG (Switzerland)	11,445	994,521
LLX Logistica SA (Brazil)*	9,000	33,224
United Parcel Service, Inc. (Class B Stock)(a)	16,800	948,696

		5,138,714

TOTAL COMMON STOCKS (cost $147,731,246)		180,786,344

	Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#
CORPORATE BOND — 0.6%
Entertainment & Leisure
Harley-Davidson, Inc., Sr. Unsec’d. Notes(g) (cost $1,000,000)	15.00%	02/01/14	BBB	(d)	$1,000	1,217,998

CONVERTIBLE BOND — 0.2%
Environmental Control
Sino-Forest Corp. (Canada)(g) (cost $357,000)	5.00%	08/01/13	Ba2		357	384,221

TOTAL LONG-TERM INVESTMENTS (cost $149,088,246)						182,388,563

					Shares
SHORT-TERM INVESTMENT — 17.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $33,703,878; includes $26,476,272 of cash collateral for securities on loan)(b)(w)					33,703,878	33,703,878

TOTAL INVESTMENTS(o) — 113.3% (cost $182,792,124)						216,092,441
Liabilities in excess of other assets — (13.3)%						(25,389,150)

NET ASSETS — 100.0%						$190,703,291

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $25,612,680; cash collateral of $26,476,272 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Standard & Poor Rating
(g)	Indicates a security that has been deemed illiquid.
(o)	As of September 30, 2009, 6 securities representing $5,923,750 and 3.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$174,862,594	$5,923,750	$—
Corporate Bond	—	1,217,998	—
Convertible Bond	—	384,221	—
Affiliated Money Market Mutual Fund	33,703,878	—	—

	$208,566,472	$7,525,969	$—
Other Financial Instruments*	—	—	—

Total	$208,566,472	$7,525,969	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
Advanced Series Trust —
AST Global Real Estate Portfolio	1,052,010	$6,911,706
AST Large-Cap Value Portfolio	17,989,261	204,717,790
AST Marisco Capital Growth Portfolio	8,179,319	124,734,622
AST Small-Cap Growth Portfolio	1,427,641	20,258,231
AST Western Asset Core Plus Bond Portfolio	2,742,407	27,122,409
The Prudential Series Fund —
Jennison Portfolio (Class I)	6,472,147	123,423,842
Money Market Portfolio	6,450	64,500
Natural Resources Portfolio (Class I)	207,364	7,008,894
SP International Growth Portfolio (Class I)	13,657,223	60,911,213
SP International Value Portfolio	9,683,879	60,427,406
SP PIMCO High Yield Portfolio	295,220	2,527,080
SP PIMCO Total Return Portfolio	9,526,764	111,844,204
SP Small Cap Value Portfolio	2,208,979	20,366,782

TOTAL LONG-TERM INVESTMENTS (cost $831,378,726)		770,318,679

SHORT-TERM INVESTMENT — 0.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund — Taxable Money Market Series (cost $3,448,122)	3,448,122	3,448,122

TOTAL INVESTMENTS — 100.0% (cost $834,826,848)(a)		773,766,801

LIABILITIES IN EXCESS OF OTHER ASSETS		(64,017)

NET ASSETS — 100.0%		$773,702,784

(a)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$770,318,679	$—	$—
Affiliated Money Market Mutual Fund	3,448,122	—	—

	773,766,801	—	—
Other Financial Instruments*	—	—	—

Total	$773,766,801	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%

COMMON STOCKS

Australia — 2.6%
BHP Billiton Ltd., ADR	26,096	$1,722,597
CSL Ltd.	58,159	1,713,888
Woolworths Ltd.	57,982	1,494,485
WorleyParsons Ltd.	62,348	1,626,249

		6,557,219

Belgium — 1.9%
Anheuser-Busch InBev NV	104,937	4,791,851

Brazil — 5.2%
Banco Itau Holding Financeira SA, ADR	67,124	1,352,549
BM&FBOVESPA SA	217,626	1,607,995
Cyrela Brazil Realty SA	37,300	488,252
Gafisa SA	66,500	1,005,983
OGX Petroleo e Gas Participacoes SA	900	687,345
Petroleo Brasileiro SA (PRFC Shares)	110,142	2,169,143
Petroleo Brasileiro SA, ADR	73,413	3,369,657
Redecard SA	26,600	411,252
Vale SA, ADR(a)	62,300	1,440,999
WEG SA	83,700	805,534

		13,338,709

Canada — 3.9%
Agnico-Eagle Mines Ltd.(a)	9,626	653,124
Brookfield Asset Management, Inc. (Class A Stock)	83,399	1,893,991
Canadian National Railway Co.	55,715	2,729,478
Goldcorp, Inc.(a)	31,034	1,252,843
Research In Motion Ltd.*	19,029	1,285,409
Shoppers Drug Mart Corp.	30,397	1,247,508
Tim Hortons, Inc.	35,143	999,162

		10,061,515

Cayman Islands — 0.2%
Baidu, Inc., ADR*	1,549	605,736

China — 1.9%
China Life Insurance Co. Ltd. (Class H Stock)	457,000	1,993,730
China Railway Construction Corp. (Class H Stock)	1,186,500	1,572,117
Ctrip.com International Ltd., ADR*	9,500	558,505
Longtop Financial Technologies Ltd., ADR*(a)	14,600	415,516
Tencent Holdings Ltd.	24,600	399,254

		4,939,122

Denmark — 2.9%
Novo Nordisk A/S (Class B Stock)	47,111	2,949,618
Novozymes A/S (Class B Stock)	4,283	403,079
Vestas Wind Systems A/S*	58,152	4,203,890

		7,556,587

France — 5.0%
Accor SA	7,267	404,526
Alstom SA	56,669	4,135,570
BNP Paribas	15,553	1,242,674
Iliad SA	16,235	1,829,336
Schneider Electric SA	25,573	2,591,879
Vinci SA	43,887	2,482,837

		12,686,822

Germany — 3.9%
BASF SE	11,128	589,652
Daimler AG	52,713	2,653,932
E.ON AG	43,686	1,852,640
Hochtief AG	8,000	609,459
Infineon Technologies AG*	148,649	838,565
Metro AG	14,760	834,808
SAP AG	34,474	1,678,902
ThyssenKrupp AG	24,844	855,449

		9,913,407

Hong Kong — 4.7%
ASM Pacific Technology Ltd.	136,200	962,558
Cheung Kong Holdings Ltd.	126,000	1,592,937
China Overseas Land & Investment Ltd.	848,000	1,825,198
CNOOC Ltd.	1,880,800	2,535,669
Esprit Holdings Ltd.	156,500	1,048,640
Hang Lung Properties Ltd.	88,000	322,186
Li & Fung Ltd.	486,000	1,947,170
Li Ning Co. Ltd.	503,000	1,542,771
Sun Hung Kai Properties Ltd.	22,000	323,146

		12,100,275

India — 2.5%
HDFC Bank Ltd., ADR(a)	8,440	999,043
ICICI Bank Ltd., ADR	41,461	1,598,736
Infosys Technologies Ltd., ADR(a)	70,095	3,398,906
Reliance Industries Ltd., GDR, 144A*(a)	5,250	480,560

		6,477,245

Indonesia — 0.6%
Bank Rakyat Indonesia	2,057,500	1,586,598

Ireland — 2.3%
CRH PLC	82,424	2,280,241
Experian PLC	148,311	1,247,934
Ryanair Holdings PLC, ADR*	77,063	2,237,910

		5,766,085

Israel — 1.9%
Teva Pharmaceutical Industries Ltd., ADR(a)	96,613	4,884,753

Italy — 1.1%
Saipem SpA	90,059	2,712,208

Japan — 10.0%
Daikin Industries Ltd.	68,300	2,446,832
Daiwa Securities Group, Inc.	278,000	1,428,166
FamilyMart Co. Ltd.	12,900	414,788
Fast Retailing Co. Ltd.	11,100	1,402,016
Honda Motor Co. Ltd.	91,300	2,772,759
Jupiter Telecommunications Co. Ltd.	1,881	1,818,930
Keyence Corp.	11,600	2,471,407
Kurita Water Industries Ltd.	75,000	2,684,879
Marubeni Corp.	353,000	1,772,948
Mitsubishi Corp.	112,500	2,262,636
Mizuho Financial Group, Inc.	1,062,300	2,092,220

SP INTERNATIONAL GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Sumco Corp.	21,500	486,790
Sumitomo Trust & Banking Co. Ltd. (The)	289,000	1,527,019
Terumo Corp.	36,500	2,001,826

		25,583,216

Mexico — 0.9%
Cemex SAB de CV, ADR*(a)	171,771	2,219,281

Netherlands — 1.2%
ASML Holding NV	39,931	1,174,510
Qaigen NV*	86,468	1,834,737

		3,009,247

Singapore — 3.1%
CapitaLand Ltd.	1,266,500	3,320,869
Noble Group Ltd.	1,431,000	2,468,167
Singapore Airlines Ltd.	45,000	438,913
Wilmar International Ltd.	413,000	1,839,742

		8,067,691

South Africa — 2.0%
MTN Group Ltd.	167,174	2,718,358
Naspers Ltd. (Class N Stock)	68,400	2,337,091

		5,055,449

Spain — 5.5%
Banco Bilbao Vizcaya Argentaria SA	96,435	1,711,772
Banco Santander SA	116,741	1,879,172
Gamesa Corp. Tecnologica SA	66,449	1,488,724
Iberdrola Renovables SA	267,908	1,317,272
Industria de Diseno Textil SA	45,145	2,590,341
Telefonica SA	182,845	5,044,987

		14,032,268

Sweden — 0.7%
Hennes & Mauritz AB (Class B Stock)	30,850	1,732,487

Switzerland — 10.6%
ABB Ltd.*	154,675	3,104,545
Actelion Ltd.*	45,132	2,802,513
Credit Suisse Group AG	145,164	8,054,550
GAM Holding Ltd.	45,473	2,270,798
Lonza Group AG	18,878	2,058,491
Nestle SA	44,468	1,894,921
Roche Holding AG	19,334	3,125,007
Sonova Holding AG	8,755	882,850
Zurich Financial Services AG	11,933	2,838,449

		27,032,124

Taiwan — 3.3%
Hon Hai Precision Industry Co. Ltd.	449,362	1,794,327
MediaTek, Inc.	109,218	1,815,313
Siliconware Precision Industries Co.	874,000	1,229,795
Taiwan Semiconductor Manufacturing Co. Ltd.	853,824	1,689,718
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	183,328	2,009,275

		8,538,428

Turkey — 0.6%
Turkiye Garanti Bankasi A/S	394,431	1,488,419

United Kingdom — 17.3%
AMEC PLC	105,786	1,276,424
Amlin PLC	156,457	958,915
Autonomy Corp. PLC*	129,653	3,375,387
Barclays PLC*	461,109	2,726,624
BG Group PLC	196,167	3,407,811
BP PLC	136,073	1,202,589
British Sky Broadcasting Group PLC	353,927	3,232,585
Cairn Energy PLC*	29,358	1,307,626
Capita Group PLC (The)	137,914	1,592,451
HSBC Holdings PLC (XHKG)	260,400	2,981,428
HSBC Holdings PLC (XLON)	223,999	2,563,180
Petrofac Ltd.	94,678	1,494,191
Reckitt Benckiser Group PLC	79,552	3,887,841
Rolls-Royce Group PLC*	368,450	2,772,267
Rotork PLC	50,788	918,002
Standard Chartered PLC	131,914	3,250,837
Tesco PLC	127,140	811,947
Tullow Oil PLC	143,931	2,594,678
Vedanta Resources PLC	80,336	2,441,972
Vodafone Group PLC	702,773	1,574,646

		44,371,401

United States — 1.6%
NII Holdings, Inc.*	33,400	1,001,332
Transocean Ltd.*	37,175	3,179,578

		4,180,910

TOTAL COMMON STOCKS (cost $195,558,665)		249,289,053

RIGHTS(m)*
	Units

France
BNP Paribas, expiring 10/13/09 (cost $0)	15,553	33,684

TOTAL LONG-TERM INVESTMENTS (cost $195,558,665)		249,322,737

SHORT-TERM INVESTMENT — 8.4%
	Shares

AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $21,349,177; includes $14,569,289 of cash collateral for securities on loan)(b)(w)	21,349,177	21,349,177

TOTAL INVESTMENTS(o) — 105.8% (cost $216,907,842)		270,671,914

Liabilities in excess of other assets(x) — (5.8)%		(14,742,921)

NET ASSETS — 100.0%		$255,928,993

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

PRFC	Preference Shares
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
EUR	Euro
GBP	British Pound
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $13,864,460; cash collateral of $14,569,289 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.
(o)	As of September 30, 2009, 39 securities representing $65,648,084 and 25.7% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation(depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 10/14/09	Bank of New York	GBP	974	$1,613,285	$1,556,495	$(56,790)
Expiring 10/15/09	Bank of New York	GBP	974	1,613,772	1,556,495	(57,277)
Expiring 10/15/09	Bank of New York	GBP	974	1,613,772	1,556,495	(57,277)
Euro,
Expiring 10/13/09	Bank of New York	EUR	1,849	2,683,545	2,705,723	22,178
Expiring 10/13/09	Bank of New York	EUR	1,849	2,683,545	2,705,722	22,177

				$10,207,919	$10,080,930	$(126,989)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 10/14/09	Bank of New York	GBP	974	$1,657,573	$1,556,502	$101,071
Expiring 10/15/09	Credit Suisse First Boston Corp.	GBP	974	1,631,761	1,556,495	75,266
Expiring 10/15/09	Morgan Stanley	GBP	974	1,613,772	1,556,495	57,277
Euro,
Expiring 10/13/09	Bank of New York	EUR	1,849	2,638,356	2,705,722	(67,366)
Expiring 10/13/09	Credit Suisse First Boston Corp.	EUR	1,849	2,683,545	2,705,722	(22,177)

				$10,225,007	$10,080,936	$144,071

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$1,722,597	$4,834,622	$—
Belgium	4,791,851	—	—
Brazil	13,338,709	—	—
Canada	10,061,515	—	—
Cayman Islands	605,736	—	—
China	974,021	3,965,101	—
Denmark	7,556,587	—	—
France	12,686,822	—	—
Germany	9,913,407	—	—
Hong Kong	—	12,100,275	—
India	6,477,245	—	—
Indonesia	—	1,586,598	—
Ireland	5,766,085	—	—
Israel	4,884,753	—	—
Italy	2,712,208	—	—
Japan	—	25,583,216	—
Mexico	2,219,281	—	—
Netherlands	3,009,247	—	—
Singapore	—	8,067,691	—
South Africa	5,055,449	—	—
Spain	14,032,268	—	—
Sweden	1,732,487	—	—
Switzerland	27,032,124	—	—
Taiwan	2,009,275	6,529,153	—
Turkey	1,488,419	—	—
United Kingdom	41,389,973	2,981,428	—
United States	4,180,910	—	—
Rights	33,684	—	—
Affiliated Money Market Mutual Fund	21,349,177	—	—

	$205,023,830	$65,648,084	$—
Other Financial Instruments*	—	17,082	—

Total	$205,023,830	$65,665,166	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 12/31/08	$761,640
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(761,640)

Balance as of 9/30/09	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2009 were as follows:

Financial Services	15.1%
Oil, Gas & Consumable Fuels	11.0
Affiliated Money Market Mutual Fund (5.7% represents investments purchased with collateral from securities on loan)	8.3
Pharmaceuticals	6.0
Computers	5.4
Electronic Components	4.3
Construction	4.0
Real Estate Operation & Development	3.7
Semiconductors	2.8
Insurance	2.3
Metals & Mining	2.2
Automobile Manufacturers	2.2
Building Materials	2.1
Commercial Banks	2.0
Telecommunications	2.0
Foods	1.9
Machinery	1.9
Retail & Merchandising	1.9
Banks	1.9
Beverages	1.9
Media	1.6
Consumer Products & Services	1.5
Broadcasting	1.3
Utilities	1.2
Industrial Products	1.1
Diversified Resources	1.1
Investment Firms	1.1
Airlines	1.1
Chemicals	1.0
Wireless Telecommunication Services	1.0
Holding Companies - Diversified	0.9
Biotechnology	0.9
Healthcare Products	0.8
Distribution/Wholesale	0.8
Agriculture	0.7
Conglomerates	0.7
Entertainment & Leisure	0.7
Mineral Resources	0.7
Commercial Services	0.6
Apparel	0.6
Equipment Services	0.6
Specialty Retail	0.6
Clothing & Apparel	0.5
Medical Products	0.4
Internet Software & Services	0.3
Instruments - Controls	0.3
Steel Producers/Products	0.3
Business Services	0.2
Hotels, Restaurants & Leisure	0.2

105.7
Liabilities in excess of other assets	(5.7)

100.0%

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 97.1%
Australia — 3.6%
Amcor Ltd.	206,122	$993,341
AWB Ltd.	455,600	511,522
BHP Billiton Ltd.	114,050	3,761,428
BlueScope Steel Ltd.	104,200	268,158
Challenger Financial Services Group Ltd.	129,000	385,980
Downer EDI Ltd.	109,200	784,382
Goodman Fielder Ltd.	294,200	432,189
Macquarie Group Ltd.	19,900	1,027,444
Metcash Ltd.	79,500	315,158
OZ Minerals Ltd.*	148,479	148,919
Pacific Brands Ltd.*	231,100	243,725
Qantas Airways Ltd.	393,600	988,729
Tabcorp Holdings Ltd.	62,000	389,642

		10,250,617

Austria — 0.1%
Voestalpine AG	12,200	435,434

Belgium — 0.6%
AGFA-Gevaert NV*	39,400	216,788
Delhaize Group SA	7,500	520,662
Dexia NV/SA*	24,800	228,635
Solvay SA	6,200	643,716

		1,609,801

Bermuda — 0.7%
Noble Group Ltd.	650,000	1,121,110
Orient Overseas International Ltd.	73,092	371,840
Willis Group Holdings Ltd.	18,200	513,604

		2,006,554

Brazil — 3.9%
BM&FBOVESPA SA	345,000	2,549,136
Companhia Brasileira de Meios de Pagamento	185,800	1,840,591
Empresa Brasileira de Aeronautica SA, ADR*	79,600	1,826,024
Natura Cosmeticos SA	54,000	970,817
Petroleo Brasileiro SA, ADR	85,200	3,910,680

		11,097,248

Canada — 4.2%
Canadian National Railway Co.	71,000	3,496,782
Canadian Natural Resources Ltd.	52,200	3,525,018
Potash Corp. of Saskatchewan, Inc.	25,500	2,303,670
Rogers Communications, Inc. (Class B Stock)	100,700	2,843,283

		12,168,753

Cayman Islands — 0.7%
Baidu, Inc., ADR*	4,100	1,603,305
Chaoda Modern Agriculture Holdings Ltd.	567,462	341,467
Solomon Systech International Ltd.	525,000	50,608

		1,995,380

China — 2.8%
China Merchants Bank Co. Ltd. (Class H Stock)	1,353,826	3,004,900
Industrial & Commercial Bank of China Ltd. (Class H Stock)	5,972,200	4,479,032
Sinopharm Group Co.*	218,400	553,464

		8,037,396

Denmark — 3.1%
Danske Bank A/S*	18,500	484,588
H. Lundbeck A/S	33,000	684,385
Novo Nordisk A/S (Class B Stock)	72,300	4,526,700
Vestas Wind Systems A/S*	43,364	3,134,845

		8,830,518

Finland — 1.9%
Fortum Oyj	81,029	2,077,423
Nokia Oyj	170,400	2,506,029
Rautaruukki Oyj	10,900	261,590
TietoEnator Oyj	35,600	708,499

		5,553,541

France — 9.9%
Air Liquide SA	29,028	3,302,691
AXA SA	201,500	5,455,031
BNP Paribas	59,100	4,722,050
Ciments Francais SA	3,000	336,938
Credit Agricole SA	25,300	528,688
France Telecom SA	25,300	674,003
Lafarge SA	30,179	2,700,547
LVMH Moet Hennessy Louis Vuitton SA	46,605	4,687,371
Natixis SA*	30,000	180,871
Rallye SA	7,300	259,532
Safran SA	26,600	498,439
Sanofi-Aventis SA	25,200	1,849,362
SCOR SE	17,800	486,572
Societe Generale	3,300	265,599
Thales SA	12,600	625,058
Total SA	17,200	1,022,018
Vivendi	29,500	912,809

		28,507,579

Germany — 7.6%
BASF SE	25,000	1,324,705
Deutsche Bank AG	55,200	4,236,367
Deutsche Boerse AG	6,034	493,150
Deutsche Lufthansa AG	25,300	448,348
E.ON AG	101,073	4,286,314
Fresenius Medical Care AG & Co. KGaA	59,300	2,953,025
Hannover Rueckversicherung AG*	9,300	426,377
MTU Aero Engines Holding AG	19,800	937,614
Muenchener Rueckversicherungs AG	7,100	1,132,804
RWE AG	6,200	575,852
SAP AG	86,902	4,232,174
ThyssenKrupp AG	25,800	888,366

		21,935,096

Greece — 1.7%
National Bank of Greece SA*	133,840	4,798,466

Guernsey — 0.9%
Amdocs Ltd.*	94,700	2,545,536

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Hong Kong — 2.3%
CNOOC Ltd.	1,736,195	2,340,714
Hong Kong Exchanges and Clearing Ltd.	239,877	4,327,738

		6,668,452

Ireland — 0.5%
Covidien PLC	23,500	1,016,610
Irish Life & Permanent PLC*	45,500	374,195

		1,390,805

Israel — 1.8%
Teva Pharmaceutical Industries Ltd., ADR	103,060	5,210,714

Italy — 1.8%
Banco Popolare SC*	23,700	227,338
ENI SpA	50,600	1,264,704
Finmeccanica SpA	14,200	251,018
Fondiaria-Sai SpA	17,000	357,484
Indesit Co. SpA*	27,500	274,050
Intesa Sanpaolo SpA*	452,332	2,000,663
Telecom Italia SpA	474,400	832,366

		5,207,623

Japan — 12.3%
Alps Electric Co. Ltd.*	8,400	48,281
Aoyama Trading Co. Ltd.	30,100	515,148
Astellas Pharma, Inc.	24,200	992,292
Circle K Sunkus Co. Ltd.	23,700	357,522
Comsys Holdings Corp.	34,800	380,632
Cosmo Oil Co. Ltd.	16,000	44,428
Fanuc Ltd.	29,275	2,614,579
Fukuoka Financial Group, Inc.	91,000	376,654
Hitachi Capital Corp.	31,300	382,436
Hitachi Information Systems Ltd.	21,800	701,397
Honda Motor Co. Ltd.	11,000	334,067
Itochu Techno Solutions Corp.	13,600	417,897
Kddi Corp.	140	787,644
Komatsu Ltd.	250,043	4,666,148
Konami Corp.	5,200	105,693
Kurabo Industries Ltd.	108,000	224,301
Kyoei Steel Ltd.	14,600	349,097
Kyorin Co. Ltd.	11,000	186,870
Kyowa Exeo Corp.	12,000	117,475
Marubeni Corp.	100,083	502,668
Mitsubishi UFJ Financial Group, Inc.	667,800	3,568,820
Mitsui & Co. Ltd.	19,000	247,184
Mizuho Financial Group, Inc.	199,200	392,328
Nifco, Inc.	28,200	561,970
Nintendo Co. Ltd.	6,710	1,711,120
Nippon Light Metal Co. Ltd.*	184,000	190,051
Nippon Oil Corp.	109,000	609,920
Nippon Shokubai Co. Ltd.	80,000	707,523
Nippon Telegraph & Telephone Corp.	24,000	1,107,644
Nissan Motor Co. Ltd.*	75,400	508,109
Nissan Shatai Co. Ltd.	42,000	336,229
NTT DoCoMo, Inc.	500	796,389
Omron Corp.	3,200	60,125
Onward Holdings Co. Ltd.	63,000	467,441
Ricoh Co. Ltd.	34,000	493,831
Sankyu, Inc.	85,000	366,306
Sanwa Holdings Corp.	136,000	467,097
Seiko Epson Corp.	13,100	195,732
Seino Holdings Corp.	60,000	518,688
Shimachu Co. Ltd.	7,000	183,102
Sumitomo Corp.	61,800	634,050
Sumitomo Electric Industries Ltd.	34,900	455,714
Sumitomo Mitsui Financial Group, Inc.	7,000	242,636
Sumitomo Trust & Banking Co. Ltd. (The)	82,000	433,272
Suzuken Co. Ltd.	19,000	655,206
Takeda Pharmaceutical Co. Ltd.	23,500	977,511
Takefuji Corp.	62,000	217,442
Tokyo Steel Manufacturing Co. Ltd.	26,200	320,488
Toyota Motor Corp.	87,200	3,467,989
UNY Co. Ltd.	34,000	253,612
Yokohama Rubber Co. Ltd. (The)	12,700	62,193

		35,314,951

Liechtenstein — 0.1%
Verwaltungs und Privat-Bank AG	2,900	338,049

Mexico — 2.0%
America Movil SAB de CV (Class L Stock), ADR	60,353	2,645,272
Wal-Mart de Mexico SAB de CV (Class V Stock)	910,000	3,155,368

		5,800,640

Netherlands — 1.9%
CSM NV	35,341	892,110
ING Groep NV, ADR*	32,200	574,866
Koninklijke DSM NV	23,600	985,981
OCE NV*	58,900	381,312
Schlumberger Ltd.	45,170	2,692,132

		5,526,401

New Zealand — 0.2%
Air New Zealand Ltd.	580,000	505,936

Norway — 0.2%
Norsk Hydro ASA*	24,400	162,382
StatoilHydro ASA	21,037	473,106

		635,488

Portugal — 0.4%
Banco Espirito Santo SA	25,600	181,690
Portugal Telecom SGPS SA	91,800	971,923

		1,153,613

Singapore — 0.4%
MobileOne Ltd.	293,000	367,749
Singapore Airlines Ltd.	71,000	692,508
Singapore Airport Terminal Services Ltd.	51,830	82,897

		1,143,154

Spain — 3.3%
Banco Bilbao Vizcaya Argentaria SA	61,475	1,091,213
Banco Santander SA	130,500	2,100,650
Endesa SA	13,700	452,684
Repsol YPF SA	42,100	1,145,281
Telefonica SA	171,700	4,737,479

		9,527,307

SP INTERNATIONAL VALUE PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Sweden — 1.8%
Electrolux AB (Class B Stock)*	15,000	343,190
Hennes & Mauritz AB (Class B Stock)	73,447	4,124,667
Svenska Handelsbanken AB (Class A Stock)	24,600	628,114

		5,095,971

Switzerland — 7.9%
Baloise Holding AG	9,300	888,449
Clariant AG*	61,900	563,270
Credit Suisse Group AG	8,200	454,984
Gam Holding Ltd.	58,322	2,912,442
Georg Fischer AG*	1,400	367,124
Logitech International SA*	108,480	1,977,407
Nestle SA	95,300	4,061,033
Novartis AG	97,016	4,854,077
Rieter Holding AG*	1,400	317,070
Roche Holding AG	18,085	2,923,128
Swiss Reinsurance Co.	17,800	803,516
Swisscom AG	3,200	1,144,842
Zurich Financial Services AG	5,800	1,379,620

		22,646,962

Turkey — 0.6%
Turkcell Iletisim Hizmet A/S	257,200	1,837,143

United Kingdom — 17.2%
ARM Holdings PLC	887,500	2,036,774
AstraZeneca PLC	38,500	1,725,276
Aviva PLC	73,000	522,779
Barclays PLC*	437,033	2,584,258
Beazley PLC	207,230	390,800
BP PLC	305,100	2,696,419
Brit Insurance Holdings PLC	129,500	421,995
British American Tobacco PLC	101,402	3,181,169
British Sky Broadcasting Group PLC	331,897	3,031,374
BT Group PLC	482,800	1,003,068
Carnival PLC	113,446	3,865,417
Centrica PLC	109,200	439,090
Dairy Crest Group PLC	40,400	247,609
Drax Group PLC	66,400	500,345
DS Smith PLC	158,000	270,942
GlaxoSmithKline PLC	47,500	933,345
IMI PLC	116,400	832,651
Kingfisher PLC	803,100	2,732,532
Legal & General Group PLC	430,100	603,509
Lloyds Banking Group PLC*	309,285	512,575
Marston’s PLC	104,410	162,442
Meggitt PLC	73,400	273,438
Northern Foods PLC	162,900	183,410
Old Mutual PLC	230,800	368,855
Pearson PLC	142,731	1,758,704
Reckitt Benckiser Group PLC	70,576	3,449,169
Royal & Sun Alliance Insurance Group PLC	195,300	417,617
Royal Dutch Shell PLC (Class B Stock)	101,200	2,807,697
SABMiller PLC	108,900	2,626,256
Smith & Nephew PLC	222,850	1,996,219
Spectris PLC	29,900	337,601
Standard Chartered PLC	170,611	4,204,471
Tate & Lyle PLC	65,200	440,557
Thomas Cook Group PLC	139,900	519,382
Tomkins PLC	125,800	379,177
TT Electronics PLC	127,500	132,447
Vodafone Group PLC	357,500	801,021

		49,390,390

United States — 0.7%
Southern Copper Corp.	44,200	1,356,498
Synthes, Inc.	4,600	554,415

		1,910,913

TOTAL COMMON STOCKS (cost $275,241,071)		279,076,431

	Units
RIGHTS(m)*
Belgium
Fortis, expiring 03/09/14	22,900	—

France
BNP Paribas, expiring 10/01/13	59,100	127,997

TOTAL RIGHTS (cost $0)		127,997

TOTAL LONG-TERM INVESTMENTS (cost $275,241,071)		279,204,428

	Shares
SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $4,301,401)(w)	4,301,401	4,301,401

TOTAL INVESTMENTS(o) — 98.6% (cost $279,542,472)		283,505,829
Other assets in excess of liabilities(x) — 1.4%		3,894,192

NET ASSETS — 100.0%		$287,400,021

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
MXN	Mexican Peso
*	Non-income producing security.
(m)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of September 30, 2009.
(o)	As of September 30, 2009, 75 securities representing $63,252,067 and 22.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at September 30, 2009:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Mexican Peso,
Expiring 11/30/09	State Street Bank	MXN	6,776	$503,208	$497,774	$(5,434)
Expiring 11/30/09	State Street Bank	MXN	4,162	305,141	308,365	3,224

				$808,349	$806,139	$(2,210)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Mexican Peso,
Expiring 11/30/09	State Street Bank	MXN	71,717	5,312,174	5,268,431	43,743
Expiring 11/30/09	State Street Bank	MXN	8,213	$601,656	$603,338	$(1,682)

				$5,913,830	$5,871,769	$42,061

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contract risk exposure as of September 30, 2009.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2009 were as follows:

Banks	14.9%
Pharmaceuticals	8.9
Telecommunications	8.8
Oil & Gas	7.7
Insurance	5.0
Diversified Financial Services	4.4
Retail	4.2
Chemicals	3.6
Machinery & Equipment	2.6
Electric	2.6
Holding Companies - Diversified	2.2
Food	2.2
Mining	2.1
Media	2.0
Transportation	1.6
Automobile Manufacturers	1.6
Aerospace/Defense	1.5
Leisure Time	1.5
Software	1.5
Affiliated Money Market Mutual Fund	1.5
Agriculture	1.4
Computers	1.3
Household Products / Wares	1.3
Healthcare Products	1.3
Building Materials	1.2
Electronic Components & Equipment	1.1
Healthcare - Services	1.0
Beverages	1.0
Airlines	0.9
Iron / Steel	0.8
Semiconductors	0.7
Commercial Services	0.7
Toys	0.6
Internet	0.6
Auto Parts & Equipment	0.5
Miscellaneous Manufacturing	0.5
Distribution/Wholesale	0.5
Engineering/Construction	0.4
Office Equipment	0.4
Foods	0.4
Containers & Packaging	0.3
Cosmetics/Personal Care	0.3
Home Furnishings	0.2
Apparel	0.2
Gas	0.2
Electronics	0.1
Entertainment	0.1
Forest & Paper Products	0.1
Textiles	0.1

98.6
Other assets in excess of liabilities	1.4

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks:
Australia	$—	$10,250,617	$—
Austria	435,434	—	—
Belgium	1,609,801	—	—
Bermuda	513,604	1,492,950	—
Brazil	11,097,248	—	—
Canada	12,168,753	—	—
Cayman Islands	1,603,305	392,075	—
China	553,464	7,483,932	—
Denmark	8,830,518	—	—
Finland	5,553,541	—	—
France	28,507,579	—	—
Germany	21,935,096	—	—
Greece	4,798,466	—	—
Guernsey	2,545,536	—	—
Hong Kong	—	6,668,452	—
Ireland	1,390,805	—	—
Israel	5,210,714	—	—
Italy	5,207,623	—	—
Japan	—	35,314,951	—
Liechtenstein	338,049	—	—
Mexico	5,800,640	—	—
Netherlands	5,526,401	—	—
New Zealand	—	505,936	—
Norway	635,488	—	—
Portugal	1,153,613	—	—
Singapore	—	1,143,154	—
Spain	9,527,307	—	—
Sweden	5,095,971	—	—
Switzerland	22,646,962	—	—
Turkey	1,837,143	—	—
United Kingdom	49,390,390	—	—
United States	1,910,913	—	—
Rights	127,997	—	—	**
Affiliated Money Market Mutual Fund	4,301,401	—	—

	$220,253,762	$63,252,067	$—
Other Financial Instruments*	—	39,851	—

Total	$220,253,762	$63,291,918	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks
Balance as of 12/31/08	$1,985,689
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(1,985,689)

Balance as of 9/30/09	$—	**

**	As of September 30, 2009, the Portfolio had one Level 3 security with a fair value of $0.

SP MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 101.0%
COMMON STOCKS
Aerospace — 0.3%
Rockwell Collins, Inc.	5,500	$279,400

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	17,100	987,525

Automobile Manufacturers — 0.5%
CarMax, Inc.*(a)	20,000	418,000

Automotive Parts — 0.5%
O’Reilly Automotive, Inc.*(a)	10,500	379,470

Banks — 1.0%
Northern Trust Corp.	13,000	756,080

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.*	12,000	534,480
Human Genome Sciences, Inc.*(a)	20,000	376,400
Illumina, Inc.*(a)	22,000	935,000
Talecris Biotherapeutics Holdings Corp.	30,200	573,800

		2,419,680

Cable — 0.3%
Scripps Networks Interactive, Inc. (Class A Stock)	5,500	203,225

Capital Markets — 1.9%
Lazard Ltd. (Class A Stock) (Bermuda)	36,000	1,487,160

Chemicals — 3.2%
Airgas, Inc.	28,500	1,378,545
Ecolab, Inc.	25,000	1,155,750

		2,534,295

Clothing & Apparel — 0.5%
Coach, Inc.	13,000	427,960

Commercial Banks — 0.5%
Signature Bank / New York*(a)	12,500	362,500

Commercial Services — 0.6%
CoStar Group, Inc.*(a)	11,000	453,420

Commercial Services & Supplies — 0.6%
HMS Holdings Corp.*	11,700	447,291

Computer Hardware — 1.7%
Cognizant Technology Solutions Corp. (Class A Stock)*	20,000	773,200
Western Digital Corp.*	15,000	547,950

		1,321,150

Computer Networking — 0.5%
Brocade Communications Systems, Inc.*	50,000	393,000

Computer Services & Software — 4.4%
Allscripts-Misys Healthcare Solutions, Inc.(a)	26,500	537,155
Avago Technologies Ltd (Singapore)*	27,000	460,890
Electronic Arts, Inc.*	11,000	209,550
IHS, Inc. (Class A Stock)*(a)	20,400	1,043,052
MICROS Systems, Inc.*(a)	13,000	392,470
Salesforce.com, Inc.*	4,500	256,185
Sybase, Inc.*(a)	13,500	525,150

		3,424,452

Computers & Peripherals — 0.5%
NetApp, Inc.*(a)	16,000	426,880

Construction — 1.1%
Jacobs Engineering Group, Inc.*	18,500	850,075

Consumer Products & Services — 1.5%
Avon Products, Inc.	12,500	424,500
Church & Dwight Co., Inc.	13,000	737,620

		1,162,120

Distribution/Wholesale — 2.2%
Fastenal Co.(a)	24,000	928,800
W.W. Grainger, Inc.	8,500	759,560

		1,688,360

Diversified Financial Services — 2.0%
IntercontinentalExchange, Inc.*	7,000	680,330
Invesco Ltd. (Bermuda)(a)	37,500	853,500

		1,533,830

Diversified Machinery — 0.7%
Flowserve Corp.	5,500	541,970

Education — 2.4%
DeVry, Inc.(a)	15,500	857,460
Strayer Education, Inc.(a)	4,800	1,044,864

		1,902,324

Electrical Equipment — 0.8%
Roper Industries, Inc.	12,000	611,760

Electronic Components — 5.6%
Activision Blizzard, Inc.*	81,500	1,009,785
AMETEK, Inc.	26,500	925,115
Amphenol Corp. (Class A Stock)	17,500	659,400
Dolby Laboratories, Inc. (Class A Stock)*	28,000	1,069,320
Trimble Navigation Ltd.*(a)	30,000	717,300

		4,380,920

Electronics — 0.9%
National Instruments Corp.	25,000	690,750

Entertainment & Leisure — 4.3%
DreamWorks Animation SKG, Inc. (Class A Stock)*	15,000	533,550
International Game Technology	15,000	322,200
Penn National Gaming, Inc.*	34,500	954,270
WMS Industries, Inc.*(a)	35,000	1,559,600

		3,369,620

Environmental Control — 1.6%
Stericycle, Inc.*	26,000	1,259,700

Financial Services — 2.1%
Affiliated Managers Group, Inc.*(a)	11,500	747,615
MSCI, Inc. (Class A Stock)*	30,000	888,600

		1,636,215

Healthcare Products — 2.1%
C.R. Bard, Inc.	8,500	668,185

SP MID CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Edwards Lifesciences Corp.*	8,500	594,235
ResMed, Inc.*	8,500	384,200

		1,646,620

Hotels, Restaurants & Leisure — 1.2%
Las Vegas Sands Corp.*(a)	11,500	193,660
Marriott International, Inc. (Class A Stock)	15,112	416,940
Royal Caribbean Cruises Ltd. (Liberia)*	12,500	301,000

		911,600

Internet Services — 1.9%
Equinix, Inc.*(a)	10,000	920,000
priceline.com, Inc.*(a)	3,500	580,370

		1,500,370

Manufacturing — 1.1%
Danaher Corp.	13,000	875,160

Media — 0.3%
Discovery Communications, Inc. (Class A Stock)*(a)	7,500	216,675

Medical Products — 0.4%
Dendreon Corp.*(a)	11,500	321,885

Medical Supplies & Equipment — 1.1%
NuVasive, Inc.*(a)	15,000	626,400
PSS World Medical, Inc.*	12,000	261,960

		888,360

Metals & Mining — 2.3%
Alpha Natural Resources, Inc.*(a)	7,500	263,250
Cliffs Natural Resources, Inc.	13,500	436,860
Precision Castparts Corp.	10,500	1,069,635

		1,769,745

Oil & Gas Services — 2.2%
CARBO Ceramics, Inc.(a)	18,000	927,900
Core Laboratories NV (Netherlands)(a)	7,550	778,330

		1,706,230

Oil, Gas & Consumable Fuels — 5.3%
Cabot Oil & Gas Corp.	10,500	375,375
Concho Resources, Inc.*	35,000	1,271,200
Oceaneering International, Inc.*	7,000	397,250
Range Resources Corp.	21,500	1,061,240
Southwestern Energy Co.*	23,500	1,002,980

		4,108,045

Pharmaceuticals — 6.1%
Express Scripts, Inc.*	16,000	1,241,280
Mead Johnson Nutrition Co. (Class A Stock)(a)	21,500	969,865
Mylan, Inc.*	35,000	560,350
United Therapeutics Corp.*	8,000	391,920
VCA Antech, Inc.*(a)	29,300	787,877
Vertex Pharmaceuticals, Inc.*(a)	22,500	852,750

		4,804,042

Printing & Publishing — 1.6%
VistaPrint NV (Netherlands)*(a)	24,500	1,243,375

Retail & Merchandising — 8.8%
Bed Bath & Beyond, Inc.*(a)	23,500	882,190
BJ’s Wholesale Club, Inc.*	16,500	597,630
Dollar Tree, Inc.*	13,000	632,840
Kohl’s Corp.*(a)	12,500	713,125
Nordstrom, Inc.(a)	24,000	732,960
Ross Stores, Inc.	31,000	1,480,870
Shoppers Drug Mart Corp. (Canada)	27,000	1,108,093
TJX Cos., Inc.	19,500	724,425

		6,872,133

Retail Apparel — 0.5%
Gap, Inc. (The)	19,500	417,300

Semiconductors — 5.1%
Analog Devices, Inc.	25,000	689,500
Lam Research Corp.*(a)	13,200	450,912
Marvell Technology Group Ltd. (Bermuda)*(a)	44,000	712,360
Microchip Technology, Inc.(a)	36,000	954,000
Rovi Corp.*(a)	18,000	604,800
Varian Semiconductor Equipment Associates, Inc.*	18,000	591,120

		4,002,692

Semiconductors & Semiconductor Equipment — 1.2%
Silicon Laboratories, Inc.*(a)	20,000	927,200

Software — 3.2%
ANSYS, Inc.*	33,500	1,255,245
Citrix Systems, Inc.*(a)	10,500	411,915
McAfee, Inc.*	10,000	437,900
MedAssets, Inc.*	18,500	417,545

		2,522,605

Specialty Retail — 2.6%
Urban Outfitters, Inc.*(a)	50,000	1,508,500
Williams-Sonoma, Inc.	24,500	495,635

		2,004,135

Telecommunications — 5.4%
American Tower Corp. (Class A Stock)*	37,100	1,350,440
Juniper Networks, Inc.*(a)	31,500	851,130
Millicom International Cellular SA (Luxembourg)*(a)	7,500	545,550
SBA Communications Corp. (Class A Stock)*(a)	55,000	1,486,650

		4,233,770

Transportation — 2.0%
Expeditors International of Washington, Inc.(a)	20,500	720,575
J.B. Hunt Transport Services, Inc.(a)	26,000	835,380

		1,555,955

TOTAL LONG-TERM INVESTMENTS (cost $72,986,670)		78,877,029

SHORT-TERM INVESTMENT — 37.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $29,108,620; includes $29,108,620 of cash collateral for securities on loan)(b)(w)	29,108,620	29,108,620

SP MID CAP GROWTH PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

TOTAL INVESTMENTS — 138.3% (cost $102,095,290)	107,985,649
Liabilities in excess of other assets — (38.3)%	(29,923,000)

NET ASSETS — 100.0%	$78,062,649

The following abbreviation is used in Portfolio descriptions:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $28,280,100; cash collateral of $29,108,620 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$78,877,029	$—	$—
Affiliated Money Market Mutual Fund	29,108,620	—	—

	$107,985,649	$—	$—
Other Financial Instruments*	—	—	—

Total	$107,985,649	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 98.4%

ASSET-BACKED SECURITIES — 0.6%

Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2	Caa3	5.721%		01/25/37	$600		$253,380
Morgan Stanley ABS Capital I, Series 2007-HE6, Class A2	B3	0.386	%(c)	05/25/37	100		36,442
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	B3	5.726%		10/25/36	500		278,155
Primus CLO Ltd., Series 2007-2A, Class A, 144A	A1	0.742	%(c)	07/15/21	491		402,141

TOTAL ASSET-BACKED SECURITIES (cost $1,036,776)							970,118

BANK LOANS(c) — 4.8%

Chrysler Financial, Term B	Caa-	4.25%		08/03/14	1,960		1,877,190
Community Health System, Term B	Ba	2.50%		07/25/14	—	(r)	17
Dex Media West LLC, Term B(i)	D(d)	7.00%		10/13/14	474		395,526
Dex Media West LLC, Term B(i)	D(d)	7.00%		10/24/14	470		400,484
Ford Motor Corp., Term B	Caa+	3.25%		11/26/13	105		92,887
Ford Motor Corp., Term B	B+(d)	3.51%		11/29/13	1,602		1,418,597
Idearc, Inc., Term B(i)	Ba	4.25%		11/17/14	1,441		610,215
Tribune Co., Term B(g)(i)	Ba	5.25%		06/04/14	593		281,811
Tribune Co., Term X(g)(i)	Ca	5.00%		06/04/24	119		58,190
TXU Corp., Term B2	Ba	3.75%		10/10/14	500		392,625
TXU Corp., Term B3	B+(d)	3.75%		10/10/14	2,757		2,165,103
TXU Corp., Term B3	B+(d)	3.78%		10/10/14	10		7,982

TOTAL BANK LOANS (cost $8,179,550)							7,700,627

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%

RBSCF Trust, Series 2009-RR1, Class JPA, 144A (cost $744,057)	Aaa	6.068	%(c)	09/17/39	900		750,358

CONVERTIBLE BONDS — 0.4%

Oil & Gas Exploration/Production — 0.3%
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%		12/15/38	725		541,938

Telecommunications — 0.1%
Nortel Networks Corp., Gtd. Notes (Canada)(i)	NR	2.125%		04/15/14	350		192,500

TOTAL CONVERTIBLE BONDS (cost $995,594)							734,438

CORPORATE BONDS — 88.7%

Advertising — 0.1%
R.H. Donnelley, Inc., Gtd. Notes, 144A(i)	D(d)	11.75%		05/15/15	190		107,350

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	Baal	9.25%		08/06/19	300		366,587

Airlines — 2.8%
American Airlines Pass-Through Trust 2001-02, Pass-Through Certificates	Ba1	6.978%		04/01/11	44		42,967
American Airlines Pass-Through Trust 2009-1A, Pass-Through Certificates	Baa3	10.375%		07/02/19	1,400		1,526,000
American Airlines, Inc., Sr. Sec’d. Notes, 144A(g)	B2	10.50%		10/15/12	1,300		1,316,250
Continental Airlines, Inc., Pass-Through Certificates	Baa2	7.75%		07/02/14	827		785,834

SP PIMCO HIGH YIELD PORTFOLIO (continued)

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Delta Air Lines, Inc., Pass-Through Certificates	BBB-(d)	7.111%		09/18/11		800	780,000

							4,451,051

Automobile Manufacturers — 0.3%
Daimler Finance North America LLC, Gtd. Notes	A3	7.75%		01/18/11		500	529,950

Automotive — 3.0%
Allison Transmission, Inc., Gtd. Notes, 144A	Caa2	11.00%		11/01/15		800	784,000
ArvinMeritor, Inc., Gtd. Notes	Caa2	8.125%		09/15/15		505	439,350
ArvinMeritor, Inc., Gtd. Notes	Caa2	8.75%		03/01/12		1,030	996,525
Cooper-Standard Automotive, Inc., Gtd. Notes(i)	D(d)	7.00%		12/15/12		570	296,400
Ford Motor Co., Sr. Unsec’d. Notes	Caa2	9.215%		09/15/21		100	83,250
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	5.01	%(c)	12/01/09		225	224,719
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	9.00%		07/01/15		450	466,875
Goodyear Tire & Rubber Co. (The), Sr. Unsec’d. Notes	B1	10.50%		05/15/16		200	217,000
Tenneco, Inc., Sr. Sec’d. Notes	B1	10.25%		07/15/13		351	365,040
TRW Automotive, Inc., Gtd. Notes, 144A	Caa2	7.25%		03/15/17		1,125	990,000

							4,863,159

Business Services — 0.7%
NSG Holdings LLC / NSG Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.75%		12/15/25		800	716,000
TransCapitalInvest Ltd. for OJSC AK Transneft, Sec’d. Notes (Ireland)	Baal	6.103%		06/27/12		325	333,232

							1,049,232

Chemicals — 3.4%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	4.85%		08/15/12		3,700	3,847,475
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom)	Caa3	8.50%		02/15/16		575	273,125
Nalco Co., Gtd. Notes	B2	8.875%		11/15/13		385	393,662
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%		11/15/14		1,025	1,030,125

							5,544,387

Commercial Services — 0.9%
ARAMARK Corp., Gtd. Notes	B3	3.983	%(c)	02/01/15		125	108,438
ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15		380	383,325
United Rentals North America, Inc., Gtd. Notes	B2	6.50%		02/15/12		980	982,450

							1,474,213

Computer Services & Software — 1.1%
First Data Corp., Gtd. Notes	Caa1	9.875%		09/24/15		1,870	1,727,413

Diversified — 0.1%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17		120	111,600

Diversified Financial Services — 12.7%
AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54%		11/30/19		784	738,827
American General Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	4.625%		09/01/10		900	824,931
Capital One Capital V, Gtd. Notes	Baa2	10.25%		08/15/39		1,025	1,132,645
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A	B3	8.00%		11/15/13		350	276,500
CIT Group, Inc., Sr. Unsec’d. Notes(p)	Ca	4.25%		09/22/11	EUR	100	92,923
Citigroup Capital XXI, Gtd. Notes	Baa3	8.30	%(c)	12/21/57		825	733,219
Citigroup, Inc., Sub. Notes	Baal	5.50%		02/15/17		1,975	1,837,386
Countrywide Capital III, Gtd. Notes	Baa3	8.05%		06/15/27		1,180	1,121,000
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A	Ba3	7.75%		07/15/11		2,575	2,630,429
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	5.70%		01/15/10		130	129,963
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	7.80%		06/01/12		2,540	2,454,786
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Caa1	8.00%		12/15/16		300	278,330
Fresenius US Finance II, Inc., Gtd. Notes, 144A	Ba1	9.00%		07/15/15		650	708,500
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%		01/10/39		900	942,597
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.75%		10/01/37		1,000	1,032,031
HSBC Finance Capital Trust IX, Gtd. Notes	Baal	5.911	%(c)	11/30/35		100	75,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa3	4.875%		09/01/10		300	281,308
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa3	5.00%		04/15/10		200	194,234
International Lease Finance Corp., Sr. Unsec’d. Notes	Baa3	5.875%		05/01/13		100	78,654
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	0.627	%(c)	05/24/10		125	119,073

SP PIMCO HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	5.45%		03/24/11		700	645,277
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	5.625%		09/15/10		475	453,282
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Baa3	6.625%		11/15/13		225	178,407
JET Equipment Trust, Equipment Trust, 144A	NR	10.00%		06/15/12		124	74,459
JET Equipment Trust, Sr. Unsec’d. Notes, 144A(i)	NR	7.63%		08/15/12		11	6,339
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	6.625%		01/18/12		50	8,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		775	136,594
Lehman Brothers Holdings, Inc., Sub. Notes(i)	NR	7.50%		05/11/38		450	45
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	NR	6.75%		12/28/17		200	20
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.664	%(c)	07/26/10		50	47,499
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.75%		03/17/14	EUR	1,000	1,075,568
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	5.00%		10/01/13		375	298,522
SMFG Preferred Capital USD 3 Ltd., Sr. Sub. Notes, 144A (Cayman Islands)	A2	9.50	%(c)	07/29/49		200	221,460
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15		100	88,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	6.625%		03/20/17		300	275,640
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg)	Baa2	7.50%		07/18/16		400	389,000
Universal City Development Partners, Sr. Unsec’d. Notes	B2	11.75%		04/01/10		100	100,750
Universal City Florida Holding Co. I/II, Sr. Notes	Caa2	5.233	%(c)	05/01/10		50	48,875
Universal City Florida Holding Co. I/II, Sr. Notes	Caa2	8.375%		05/01/10		800	776,000

							20,506,573

Diversified Manufacturing — 0.3%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada)	Ba2	7.25%		11/15/16	EUR	325	480,347

Electric — 4.8%
AES Corp. (The), Sr. Sec’d. Notes, 144A	Ba3	8.75%		05/15/13		50	50,938
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14		175	176,313
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		10/15/15		125	125,625
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17		625	628,906
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		06/01/20		300	297,750
AES Corp. (The), Sr. Unsec’d. Notes, 144A	B1	9.75%		04/15/16		700	763,000
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	8.75%		06/15/19		125	135,974
Energy Future Holdings Corp., Gtd. Notes	Caa3	10.875%		11/01/17		770	581,350
Energy Future Holdings Corp., Gtd. Notes, PIK	Caa3	11.25%		11/01/17		133	87,450
Homer City Funding LLC, Sr. Sec’d. Notes	Ba2	8.734%		10/01/26		1,438	1,351,273
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands)	Ba3	9.00%		06/30/17		1,100	1,133,000
Ipalco Enterprises, Inc., Sr. Sec’d. Notes	Ba1	8.625%		11/14/11		175	179,375
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A	Ba1	7.25%		04/01/16		645	646,612
PSE&G Power LLC, Gtd. Notes, 144A	Baal	5.32%		09/15/16		725	743,277
RRI Energy, Inc., Sr. Sec’d. Notes	B1	6.75%		12/15/14		473	486,007
RRI Energy, Inc., Sr. Unsec’d. Notes	B2	7.625%		06/15/14		250	245,312
RRI Energy, Inc., Sr. Unsec’d. Notes	B2	7.875%		06/15/17		75	73,219
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK	Caa2	10.50%		11/01/16		150	100,500

							7,805,881

Electronic Components — 0.7%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13		330	338,709
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.875%		07/01/11		375	381,562
Legrand France SA, Sr. Unsec’d. Notes (France)	Baa3	8.50%		02/15/25		500	467,576

							1,187,847

Environmental Services — 0.8%
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15		75	74,625
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17		600	595,500
Cie Generale de Geophysique-Veritas, Sr. Notes, 144A (France)	Ba3	9.50%		05/15/16		650	687,375

							1,357,500

Financial - Bank & Trust — 9.7%
BAC Capital Trust VII, Bank Gtd. Notes	Baa3	5.25%		08/10/35	GBP	100	101,084

SP PIMCO HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom)	Baa2	7.434	%(c)	09/29/49		1,150	1,006,250
Barclays Bank PLC, Sub. Notes, (United Kingdom)	Baa2	14.00	%(c)	11/29/49	GBP	1,000	2,061,625
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baal	6.05%		12/04/17		500	503,183
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baal	10.179%		06/12/21		340	446,872
C8 Capital SPV Ltd., Notes, 144A (British Virgin Islands)	B-(d)	6.64	%(c)	12/29/49		800	616,872
Credit Agricole SA, Sub. Notes (France)	Aa3	9.75%		09/29/49		800	830,000
HBOS PLC, Sub. Notes, 144A (United Kingdom)	Baa2	6.75%		05/21/18		400	356,652
Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands)	Aa2	11.00	%(c)	06/29/49		2,075	2,541,875
Regions Financial Corp., Sr. Unsec’d. Notes	Baa3	0.453	%(c)	06/26/12		1,500	1,285,963
Royal Bank of Scotland Group PLC, Jr. Sub. Notes (United Kingdom)	B3	7.64	%(c)	03/29/49		1,300	637,000
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, 144A (United Kingdom)	Ba3	6.99	%(c)	10/29/49		500	260,000
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain)	A1	6.671	%(c)	10/29/49		500	439,736
UBS AG, Bank Gtd. Notes, MTN (Switzerland)	A1	7.152	%(c)	12/29/49	EUR	250	332,914
UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland)	Aa2	5.75%		04/25/18		1,200	1,219,528
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	05/29/49		250	188,000
Wells Fargo Capital XIII, Gtd. Notes	Ba3	7.70	%(c)	12/29/49		1,175	1,034,000
Wells Fargo Capital XV, Gtd. Notes	Ba3	9.75	%(c)	12/29/49		1,750	1,820,000

							15,681,554

Food — 0.2%
American Stores Co., Sr. Unsec’d. Notes	Ba3	8.00%		06/01/26		400	360,000

Forest & Paper Products — 4.0%
Berry Plastics Corp., Sr. Sec’d. Notes	B1	5.259	%(c)	02/15/15		525	483,000
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13		900	890,928
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.00%		01/15/15		350	344,750
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.125%		01/15/17		1,575	1,539,562
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	8.25%		05/01/16		450	466,875
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	7.375%		12/01/25		1,350	1,215,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.00%		01/15/24		100	99,000
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	8.125%		05/15/11		200	207,500
Smurfit Kappa Treasury Funding Ltd., Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25		700	570,500
Verso Paper Holdings LLC / Verso Paper, Inc., Sr. Sec’d. Notes	B2	9.125%		08/01/14		775	573,500

							6,390,615

Gaming — 0.9%
Harrah’s Operating Co., Inc., Sr. Sec’d. Notes, 144A	CCC-(d)	10.00%		12/15/18		787	625,665
MGM MIRAGE, Sr. Sec’d. Notes, 144A	B1	10.375%		05/15/14		75	80,063
MGM MIRAGE, Sr. Sec’d. Notes, 144A	B1	11.125%		11/15/17		125	136,562
Wynn Las Vegas Capital Corp., First Mortgage	Ba3	6.625%		12/01/14		620	598,300

							1,440,590

Healthcare Products — 2.3%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17		425	452,625
Biomet, Inc., Gtd. Notes	Caa1	11.625%		10/15/17		2,845	3,101,050
Biomet, Inc., Gtd. Notes, PIK	B3	10.375%		10/15/17		125	132,812

							3,686,487

Healthcare Services — 0.9%
CHS / Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15		1,365	1,399,125

Hospitals/Hospital Management — 3.3%
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16		3,870	4,000,612
HCA, Inc., Sec’d. Notes, PIK	B2	9.625%		11/15/16		1,100	1,144,000
HCA, Inc., Sr. Sec’d. Notes, 144A	Ba3	8.50%		04/15/19		250	261,250

							5,405,862

Insurance — 4.5%
AIG Life Holdings US, Inc., Gtd. Notes	A3	7.50%		08/11/10		150	151,015
American International Group, Inc., Jr. Sub. Debs.	Ba2	8.175	%(c)	05/15/58		425	255,000
American International Group, Inc., Jr. Sub. Notes	Ba2	8.625	%(c)	05/22/38	GBP	250	217,749
American International Group, Inc., Sr. Unsec’d. Notes	A3	0.62	%(c)	10/18/11		100	88,058
American International Group, Inc., Sr. Unsec’d. Notes	A3	4.25%		05/15/13		550	458,034
American International Group, Inc., Sr. Unsec’d. Notes	A3	5.60%		10/18/16		675	495,276

SP PIMCO HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

American International Group, Inc., Sr. Unsec’d. Notes	A3	8.25%		08/15/18		2,025	1,720,910
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	1.077	%(c)	04/26/11	EUR	1,450	1,846,115
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18		650	470,605
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.25%		06/15/39		1,400	1,605,309

							7,308,071

Leisure Time
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes (Liberia)	Ba3	8.75%		02/02/11		50	51,125

Lodging — 0.1%
Sheraton Holding Corp., Gtd. Notes	Ba1	7.375%		11/15/15		25	24,625
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes	Ba1	7.875%		05/01/12		25	25,938
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	Ba1	7.875%		10/15/14		125	130,937

							181,500

Machinery & Equipment — 0.3%
Chart Industries, Inc., Gtd. Notes	B3	9.125%		10/15/15		500	500,000

Media — 4.9%
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		04/01/11		1,475	1,530,313
CSC Holdings, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		07/15/18		650	659,750
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.50%		06/15/15		125	131,250
CSC Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba3	8.625%		02/15/19		450	475,875
Dex Media West LLC / Dex Media Finance Co., Sr. Sub. Notes(i)	D(d)	9.875%		08/15/13		325	58,500
DISH DBS Corp., Gtd. Notes	Ba3	6.375%		10/01/11		250	255,000
DISH DBS Corp., Gtd. Notes	Ba3	6.625%		10/01/14		50	48,625
DISH DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		250	251,875
DISH DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		1,695	1,682,288
DISH DBS Corp., Gtd. Notes, 144A(g)	Ba3	7.875%		09/01/19		25	25,250
DISH DBS Corp., Sr. Notes, 144A(g)	Ba3	7.875%		09/01/19		25	25,250
Lighthouse International Co. SA, Sr. Sec’d. Notes, 144A (Luxembourg)	B3	8.00%		04/30/14	EUR	445	423,276
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		725	714,009
Unity Media GmbH, Sr. Sec’d. Notes, 144A (Germany)	B2	10.375%		02/15/15		450	472,500
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B2	7.75%		01/15/14	EUR	100	143,409
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B2	8.625%		01/15/14	EUR	300	443,397
Videotron Ltee, Gtd. Notes (Canada)	Ba2	9.125%		04/15/18		500	541,250

							7,881,817

Metals & Mining — 2.3%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		725	771,219
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	9.75%		05/15/14		600	660,000
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	10.25%		05/15/16		425	480,250
Teck Resources Ltd., Sr. Sec’d. Notes (Canada)	Ba2	10.75%		05/15/19		1,550	1,801,875

							3,713,344

Oil & Gas — 1.0%
Berry Petroleum Co., Sr. Unsec’d. Notes	B2	10.25%		06/01/14		125	133,437
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	7.875%		12/15/14		125	95,455
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	Caa1	8.25%		12/15/14		755	586,643
Penn Virginia Corp., Sr. Notes	B2	10.375%		06/15/16		200	216,000
Quicksilver Resources, Inc., Sr. Unsec’d. Notes	B2	11.75%		01/01/16		500	551,250

							1,582,785

Oil & Gas Exploration/Production — 3.5%
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.25%		01/15/17	EUR	125	168,286
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16		125	118,438
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14		250	241,875
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.25%		12/15/18		900	850,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%		06/15/14		325	321,344
Chesapeake Energy Corp., Gtd. Notes	Ba3	9.50%		02/15/15		400	421,000
Citic Resources Finance Ltd., Gtd. Notes, 144A (Bermuda)	Ba3	6.75%		05/15/14		25	23,750
El Paso Corp., Notes	Ba3	8.05%		10/15/30		200	184,856
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17		135	132,300

SP PIMCO HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

SandRidge Energy, Inc., Gtd. Notes, PIK	B3	8.625%		04/01/15	2,000	1,982,500
SemGroup LP, Sr. Notes, 144A(i)	NR	8.75%		11/15/15	1,350	87,750
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		07/15/11	650	663,304
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	300	324,498
Williams Cos., Inc., (The), Sr. Unsec’d. Notes	Baa3	8.75%		01/15/20	125	143,705

						5,664,106

Oil, Gas & Consumable Fuels — 0.9%
Enterprise Products Operating LLC, Gtd. Notes	Ba1	7.034	%(c)	01/15/68	300	262,500
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375	%(c)	08/01/66	1,250	1,168,750
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125%		05/15/18	100	99,750

						1,531,000

Pipelines & Other — 1.7%
Dynegy Roseton / Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	B2	7.27%		11/08/10	1,007	1,003,486
Dynegy Roseton / Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	B2	7.67%		11/08/16	375	344,531
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.35%		01/05/11	25	25,125
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%		01/05/16	1,375	1,316,562
Knight, Inc., Sr. Unsec’d. Notes	Ba1	5.15%		03/01/15	100	95,250
Knight, Inc., Sr. Unsec’d. Notes	Ba1	6.50%		09/01/12	25	25,688

						2,810,642

Real Estate Investment Trusts — 0.8%
HCP, Inc., Sr. Unsec’d. Notes	Baa3	5.65%		12/15/13	125	123,667
HCP, Inc., Sr. Unsec’d. Notes	Baa3	6.00%		01/30/17	50	46,696
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	6.50%		06/01/16	25	24,250
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	6.75%		04/01/17	825	808,500
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	7.125%		06/01/15	245	243,163

						1,246,276

Retail — 2.0%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%		05/20/15	1,100	1,072,500
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.125%		11/15/23	250	230,000
JC Penney Corp., Inc., Sr. Unsec’d. Notes	Ba1	7.95%		04/01/17	350	362,250
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.45%		08/01/29	610	524,600
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.50%		02/15/11	25	25,687
New Albertsons, Inc., Sr. Unsec’d. Notes	Ba3	7.75%		06/15/26	630	560,700
New Albertsons, Inc., Sr. Unsec’d. Notes, MTN	Ba3	6.57%		02/23/28	300	229,500
Suburban Propane Partners LP / Suburban Energy Finance Corp., Sr. Unsec’d. Notes	Ba3	6.875%		12/15/13	156	154,245

						3,159,482

Semiconductors — 1.6%
Freescale Semiconductor, Inc., Gtd. Notes	Caa2	8.875%		12/15/14	975	745,875
Freescale Semiconductor, Inc., Gtd. Notes, PIK	Caa2	9.125%		12/15/14	446	307,730
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa3	8.00%		05/01/14	1,650	1,538,625

						2,592,230

Technology — 0.6%
SunGard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	730	737,300
SunGard Data Systems, Inc., Gtd. Notes, 144A	Caa1	10.625%		05/15/15	150	159,000

						896,300

Telecommunications — 8.8%
CC Holdings GS V LLC / Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.75%		05/01/17	275	284,625
Cricket Communications, Inc., Gtd. Notes	B3	10.00%		07/15/15	75	77,063
Frontier Communications Corp., Debs.	Ba2	7.00%		11/01/25	175	149,188
Frontier Communications Corp., Debs.	Ba2	7.45%		07/01/35	375	300,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/19	295	278,038
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.875%		01/15/27	725	661,562
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.25%		05/01/14	200	206,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.00%		08/15/31	200	196,000
Hawaiian Telecom Communications, Inc., Gtd. Notes(g)(i)	NR	9.75%		05/01/13	700	7,000
Intelsat Corp., Sr. Unsec’d. Notes	B3	9.25%		06/15/16	30	30,900
Intelsat Jackson Holdings Ltd., Gtd. Notes (Bermuda)	B3	9.50%		06/15/16	525	551,250
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark)	B1	8.875%		05/01/16	150	155,250

SP PIMCO HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Nortel Networks Ltd., Gtd. Notes (Canada)(i)	NR	10.125%		07/15/13		1,035	597,505
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Ba1	7.75%		05/01/30		750	598,125
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11		500	500,000
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.90%		08/15/10		275	278,437
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.25%		02/15/11		50	50,688
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14		1,405	1,387,438
Qwest Corp., Sr. Unsec’d. Notes	Ba1	3.549	%(c)	06/15/13		325	303,875
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.875%		09/01/11		25	25,781
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12		100	105,250
Sprint Capital Corp., Gtd. Notes	Ba2	6.90%		05/01/19		2,575	2,304,625
Sprint Capital Corp., Gtd. Notes	Ba2	7.625%		01/30/11		100	102,375
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	6.00%		12/01/16		820	731,850
Sprint Nextel Corp., Sr. Unsec’d. Notes	Ba2	8.375%		08/15/17		50	49,750
Telesat Canada/Telesat LLC Sr. Sub. Notes	Caa1	12.50%		11/01/17		200	217,500
Telesat Canada/Telesat LLC Sr. Unsec’d. Notes	Caa1	11.00%		11/01/15		520	553,800
Time Warner Telecom Holdings, Inc., Gtd. Notes	B2	9.25%		02/15/14		150	154,500
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)	B2	9.50%		08/15/16		325	342,062
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14		800	784,000
Wind Acquisition Finance SA, Sr. Notes, 144A (Luxembourg)	B2	11.75%		07/15/17		100	112,750
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg)	B2	10.75%		12/01/15		600	660,000
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16		890	910,025
Windstream Corp., Gtd. Notes, 144A(g)	Ba3	7.875%		11/01/17		100	99,500
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	Ba2	9.50%		06/15/16		475	501,125

							14,267,837

Utilities — 2.5%
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14		210	206,325
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16		2,950	2,854,125
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17		100	96,750
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B, Pass-Through Certificates	Ba1	9.237%		07/02/17		289	306,549
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A	Ba2	7.00%		06/30/21		704	639,289

							4,103,038

TOTAL CORPORATE BONDS (cost $144,659,738)							143,416,876

FOREIGN GOVERNMENT BOND — 0.1%

Republic of Brazil, Sr. Unsec’d. Notes (Brazil) (cost $177,913)	Baa3	12.50%		01/05/22	BRL	300	186,272

MUNICIPAL BOND — 0.7%

California — 0.7%
Oakland Unified School District/Alameda County CA, General Unlimited Obligation (cost $1,100,000)	Baal	9.50%		08/01/34		1,100	1,125,047

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 2.5%

Adjustable Rate Mortgage Trust, Series 2005-7, Class 1A1	B2	4.247	%(c)	10/25/35		179	95,851
American Home Mortgage Assets, Series 2006-1, Class 2A1	Ba2	0.436	%(c)	05/25/46		52	24,884
American Home Mortgage Assets, Series 2006-4, Class 1A12	Caa3	0.456	%(c)	10/25/46		71	31,802
American Home Mortgage Assets, Series 2006-5, Class A1	Caa1	1.821	%(c)	11/25/46		544	243,835
American Home Mortgage Assets, Series 2007-3, Class 22A1	Ca	6.25%		06/25/37		245	126,625
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	A1	5.66	%(c)	09/25/45		44	27,921
Banc of America Alternative Loan Trust, Series 2005-4, Class CB6	Baa3	0.646	%(c)	05/25/35		106	67,540
Banc of America Funding Corp., Series 2006-B, Class 2A1	B3	5.525	%(c)	03/20/36		285	196,859

SP PIMCO HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1	CCC(d)	5.44	%(c)	05/25/47	80	52,493
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA	AAA(d)	5.985	%(c)	09/25/37	165	102,164
Countrywide Alternative Loan Trust, Series 2005-43, Class 4A3	CCC(d)	5.643	%(c)	10/25/35	57	25,606
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1	Caa1	0.576	%(c)	11/20/35	51	27,760
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1	B3	1.901	%(c)	12/25/35	159	86,675
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	CCC(d)	5.883	%(c)	02/25/37	73	46,385
Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1	B3	0.456	%(c)	03/20/46	54	26,868
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	Caa3	0.456	%(c)	07/20/46	65	27,391
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	Caa2	0.436	%(c)	09/25/46	83	41,040
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A	Caa1	0.441	%(c)	12/20/46	148	72,293
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2A1	A1	0.566	%(c)	03/25/35	173	94,590
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR1, Class 2A1A	Aa2	0.496	%(c)	03/19/45	22	11,799
First Horizon Alternative Mortgage Securities, Series 2006-FA2, Class 1A5	Caa1	6.00%		05/25/36	170	138,961
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A	B3	0.486	%(c)	03/19/36	525	246,416
Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A	Caa1	0.426	%(c)	07/19/46	68	31,770
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Ca	0.496	%(c)	09/19/46	581	138,781
Indymac Index Mortgage Loan Trust, Series 2005-AR13, Class 4A1	B3	5.186	%(c)	08/25/35	128	88,294
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A1	B2	5.278	%(c)	09/25/35	117	80,501
Indymac Index Mortgage Loan Trust, Series 2006-AR12, Class A1	B3	0.436	%(c)	09/25/46	61	27,568
JPMorgan Mortgage Trust, Series 2007-S3, Class 1A96	CCC(d)	6.00%		08/25/37	82	67,894
JPMorgan Mortgage Trust, Series 2007-S3, Class 1A97	CCC(d)	6.00%		08/25/37	165	135,789
Master Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	Ba1	0.456	%(c)	04/25/46	42	20,061
Residential Accredit Loans, Inc., Series 2006-QA2, Class 3A1	Caa3	5.50	%(c)	02/25/36	389	212,179
Residential Accredit Loans, Inc., Series 2006-QO10, Class A1	Caa1	0.406	%(c)	01/25/37	789	358,834
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	Caa3	0.576	%(c)	03/25/37	284	113,650
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3	Caa2	6.00%		05/25/37	140	108,795
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 2A1	B3	0.436	%(c)	07/25/46	74	34,865
Structured Asset Securities Corp., Series 2005-9XS, Class 2A1	Baa1	0.546	%(c)	06/25/35	563	234,059
Suntrust Alternative Loan Trust, Series 2006-1F, Class 3A	Ca	0.596	%(c)	04/25/36	230	73,427
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	A3	0.366	%(c)	09/25/46	112	107,604
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 2A3	CCC(d)	5.719	%(c)	10/25/36	269	170,692
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1	CCC(d)	5.678	%(c)	02/25/37	73	46,624
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3	CCC(d)	5.834	%(c)	02/25/37	71	47,699
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	CCC(d)	5.392	%(c)	02/25/37	76	48,845

SP PIMCO HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

WaMu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1	CCC(d)	5.564	%(c)	12/25/36	77	49,495
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A	Caa1	1.751	%(c)	02/25/47	70	33,638
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A	B3	1.751	%(c)	03/25/47	74	33,797
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A	B3	1.661	%(c)	04/25/47	75	39,468

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $4,557,946)						4,120,087

					Shares

COMMON STOCK

Electric
Dynegy, Inc. (Class A Stock)* (cost $565)					299	762

PREFERRED STOCKS — 0.1%

Insurance — 0.1%
ABN AMRO North America Capital Funding Trust I, 144A, 6.97%					150	80,297
American International Group, Inc., 8.50%, CVT					5,025	58,039

TOTAL PREFERRED STOCKS (cost $310,716)						138,336

TOTAL LONG-TERM INVESTMENTS (cost $161,762,855)						159,142,921

SHORT-TERM INVESTMENTS — 1.6%

					Principal Amount (000)#
REPURCHASE AGREEMENT — 0.7%

JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $1,100,001, (cost $1,100,000; collateralized by $926,300 U.S. Treasury Inflationary Index Bonds, 1.875%, maturity date 07/15/13; the value of the collateral plus accrued interest was $1,127,403)					$1,100	1,100,000

					Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.5%

Dryden Core Investment Fund - Taxable Money Market Series (cost $812,455)(w)					812,455	812,455

					Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.4%

U.S. Treasury Bills		0.189%		03/25/10	$346	345,731

U.S. Treasury Bills(k)	0.243%	02/18/10	386	385,802

TOTAL U.S. TREASURY OBLIGATIONS (cost $731,321)				731,533

TOTAL SHORT-TERM INVESTMENTS (cost $2,643,776)				2,643,988

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 100.0% (cost $164,406,631)				161,786,909

			Contracts/ Notional Amounts (000)#
OPTIONS WRITTEN(m)*

Call Option

Interest Rate Swap Options, expiring 11/23/09 @ 3.00%			2,000	(6,015)

Put Options

Interest Rate Swap Options,
expiring 11/23/09 @ 3.42%			13,000	(20,467)
expiring 11/23/09 @ 4.00%			2,000	(2,658)
expiring 11/23/09 @ 4.00%			2,000	(2,658)
expiring 11/23/09 @ 4.35%			500	(929)
expiring 11/23/09 @ 4.35%			1,000	(1,859)
expiring 11/23/09 @ 4.35%			600	(1,115)
expiring 06/15/10 @ 5.00%			1,000	(3,125)
expiring 06/15/10 @ 5.00%			4,000	(12,499)
expiring 06/15/10 @ 5.00%			2,000	(6,250)
expiring 06/28/10 @ 5.80%			3,000	(4,099)

				(55,659)

TOTAL OPTIONS WRITTEN (premium received $269,198)				(61,674)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 100.0% (cost $164,137,433)(o)				161,725,235
Other assets in excess of other liabilities(x)				11,276

NET ASSETS — 100.0%				$161,736,511

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.
#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Securities segregated as collateral for futures contracts.
(m)	The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.
(n)	Rates shown are the effective yields at reporting date.

(o)	As of September 30, 2009, 2 securities representing $1,152,499 and 0.7% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees.
(p)	Subsequent to the period-end, the issuer has filed for bankruptcy.
(r)	Principal is less than 500.
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other assets in excess of other liabilities include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Futures contracts open at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Unrealized Appreciation(1)
Long Positions:
39	90 Day Euro Dollar	Dec 09	$9,670,838	$9,713,925	$43,087
50	90 Day Sterling	Dec 10	9,702,302	9,753,764	51,462

					$94,549

(1)	The amount represents fair value of derivative instruments subject to interest rate risk exposure as of September 30, 2009.

Forward foreign currency exchange contracts outstanding at September 30, 2009:

Purchase Contract	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Brazilian Real,
Expiring 02/02/10	Hong Kong & Shanghai Bank	BRL	492	$264,841	$271,702	$6,861

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 10/28/09	BNP Peregrine Prime	GBP	1,625	$2,713,474	$2,596,660	$116,814
Euro,
Expiring 10/08/09	Barclays Capital Fixed, Inc.	EUR	1,110	1,590,081	1,624,317	(34,236)
Expiring 10/08/09	BNP Peregrine Prime	EUR	1,328	1,901,701	1,943,327	(41,626)

				$6,205,256	$6,164,304	$40,952

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contrast risk exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date		Notional Amount (000)	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)
Goldman Sachs(1)	01/02/12	BRL	1,700	10.15%	Brazilian interbank lending rate.		$(42,017)	$(6,108)	$(35,909)
Barclays Bank PLC(1)	01/02/12	BRL	11,800	10.68%	Brazilian interbank lending rate		(162,119)	(30,525)	(131,594)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	16,500	10.12%	Brazilian interbank lending rate		(419,139)	(19,555)	(399,584)
Merrill Lynch & Co.(1)	01/02/12	BRL	1,000	14.77%	Brazilian interbank lending rate		42,506	5,220	37,286

							$(580,769)	$(50,968)	$(529,801)

(1)    Portfolio pays the floating rate and receives the fixed rate.

(2)    Portfolio pays the fixed rate and receives the floating rate.

(3)    The amount represents fair value of derivative instruments subject to interest rate contract risk exposure as of September 30, 2009.

Credit default swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date		Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation		Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)
Credit default swaps on credit indices - Sell Protection(1)
Morgan Stanley Capital Services, Inc.	12/20/10		$289	1.55%	Dow Jones CDX HY-9 Index		$4,695	$—	$4,695

Counterparty	Termination Date		Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2009 (5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)
Credit default swaps on Corporate and/or Sovereign Issues - Sell Protection (1)
Credit Suisse International, LTD.	06/20/14		$100	5.00%	AES Corp., 7.75%, due 03/01/14	4.909%	$487	$(5,641)	$6,128
Bank of America Securities LLC	09/20/10		200	5.00%	American International Group, Inc., 6.25%, due 05/01/36	8.664%	(6,524)	(23,920)	17,396
Bank of America Securities LLC	09/20/11		300	5.00%	American International Group, Inc., 6.25%, due 05/01/36	8.220%	(16,671)	(65,104)	48,433
Goldman Sachs	09/20/11		400	5.00%	American International Group, Inc., 6.25%, due 05/01/36	8.220%	(22,229)	(83,197)	60,968
Goldman Sachs	09/20/11		100	5.00%	American International Group, Inc., 6.25%, due 05/01/36	8.220%	(5,557)	(20,826)	15,269
Goldman Sachs	09/20/14		100	5.00%	American International Group, Inc., 6.25%, due 05/01/36	7.896%	(10,579)	(13,933)	3,354
UBS AG	09/20/14		100	5.00%	American International Group, Inc., 6.25%, due 05/01/36	7.896%	(10,579)	(13,933)	3,354
Citigroup	03/20/14		400	5.00%	Aramark Corp., 8.50%, 03/20/14	5.881%	(12,034)	(9,621)	(2,413)
Bank of America Securities LLC	09/20/14		200	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.447%	(4,026)	(11,364)	7,338
Deutsche Bank	09/20/14		200	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.447%	(4,026)	(11,269)	7,243
Goldman Sachs	06/20/14		500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.419%	(8,996)	(26,574)	17,578
Goldman Sachs	06/20/14		200	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	1.419%	(3,598)	(9,837)	6,239
Credit Suisse International, LTD.	09/20/14		200	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	5.776%	(5,749)	(16,270)	10,521
Goldman Sachs	09/20/14		1,100	5.00%	Chesapeake Energy Corp., 6.875%, due 01/15/16	5.776%	(31,624)	(21,719)	(9,905)
Citigroup	09/20/14		100	5.00%	CHS/Community Health System, 8.875%, due 07/15/15	6.140%	(4,261)	(8,875)	4,614
Goldman Sachs	06/20/14		300	5.00%	Citi Group, 5.65%, due 02/13/17	28.395%	(110,186)	(39,737)	(70,449)
Goldman Sachs	09/20/14		1,000	5.00%	El Paso Corp. 6.875%, due 06/15/14	5.893%	(33,263)	(93,596)	60,333
Barclays Bank PLC	06/20/14		300	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.939%	39,500	9,597	29,903
Deutsche Bank	06/20/14		750	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.939%	98,749	20,971	77,778
Deutsche Bank	06/20/14		750	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.939%	98,749	22,425	76,324
Deutsche Bank	06/20/14		100	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.939%	13,167	3,715	9,452
Deutsche Bank	06/20/14		600	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.939%	78,999	22,986	56,013
Goldman Sachs	06/20/11		200	5.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.677%	11,542	4,728	6,814
Merrill Lynch & Co.	09/20/13		2,000	5.00%	GMAC LLC, 6.875%, due 08/28/12	6.852%	(117,241)	(398,773)	281,532
Goldman Sachs	09/20/13		100	4.20%	NRG Energy, Inc., 7.25%, due 02/01/14	4.677%	(1,492)	—	(1,492)
Morgan Stanley Capital Services, Inc.	09/20/14		1,000	1.98%	Republic of Indonesia, 6.75%, due 03/10/14	1.846%	6,856	(109)	6,965
Morgan Stanley Capital Services, Inc.	12/20/14		100	5.00%	RRI Energy, Inc., 6.75%, due 12/15/14	8.070%	(10,352)	(10,028)	(324)
Goldman Sachs	09/20/14		200	5.00%	RRI Energy, Inc., 7.625%, due 06/15/14	8.086%	(20,260)	(29,788)	9,528
Citigroup	09/20/14		200	5.00%	RRI Energy, Inc., 7.875%, due 06/15/17	8.086%	(20,261)	(21,507)	1,246
Deutsche Bank	09/20/14		100	5.00%	RRI Energy, Inc., 7.875%, due 06/15/17	8.086%	(10,130)	(14,257)	4,127
Deutsche Bank	09/20/14		100	5.00%	RRI Energy, Inc., 7.875%, due 06/15/17	8.086%	(10,131)	(14,261)	4,130
Citigroup	09/20/14		100	5.00%	Sanmina - SCI Corp., 8.125% due 03/01/16	7.898%	(10,837)	(14,644)	3,807
Bank of America Securities LLC	12/20/10		100	5.00%	SLM Corp., 5.125%, due 08/27/12	10.926%	(6,439)	(9,812)	3,373
Barclays Bank PLC	09/20/11		825	5.00%	SLM Corp., 5.125%, due 08/27/12	9.990%	(68,396)	(52,904)	(15,492)
Barclays Bank PLC	09/20/14		800	5.00%	SLM Corp., 5.125%, due 08/27/12	8.845%	(104,656)	(86,546)	(18,110)
Deutsche Bank	06/20/10		200	5.00%	SLM Corp., 5.125%, due 08/27/12	11.459%	(8,597)	(8,244)	(353)
Deutsche Bank	06/20/13		125	5.00%	SLM Corp., 5.125%, due 08/27/12	9.134%	(14,325)	(13,389)	(936)
Deutsche Bank	09/20/14		100	5.00%	SLM Corp., 5.125%, due 08/27/12	8.845%	(13,082)	(10,700)	(2,382)
Goldman Sachs	06/20/10		800	5.00%	SLM Corp., 5.125%, due 08/27/12	11.459%	(34,389)	(33,781)	(608)
Goldman Sachs	03/20/14		200	7.60%	SLM Corp., 5.125%, due 08/27/12	9.646%	(7,921)	—	(7,921)
Citigroup	03/20/14		850	5.00%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	6.693%	(48,381)	(48,804)	423

							$(448,743)	$(1,158,541)	$709,798

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date		Notional Amount# (000)(4)	Fixed Rate	Reference Entity/Obligation		Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)(6)
Credit default swaps - Buy Protection (2)
Bank of America Securities LLC	06/20/14		$658	5.00%	Dow Jones CDX HY-12 5Y Index		$38,769	$73,060	$(34,291)
Bank of America Securities LLC	06/20/14		376	5.00%	Dow Jones CDX HY-12 5Y Index		22,154	42,319	(20,165)
Barclays Bank PLC	06/20/14		470	5.00%	Dow Jones CDX HY-12 5Y Index		27,691	55,080	(27,389)
Credit Suisse International, LTD.	06/20/14		1,034	5.00%	Dow Jones CDX HY-12 5Y Index		60,922	122,938	(62,016)
Deutsche Bank	06/20/14		658	5.00%	Dow Jones CDX HY-12 5Y Index		38,768	78,704	(39,936)
Goldman Sachs	06/20/14		94	5.00%	Dow Jones CDX HY-12 5Y Index		5,538	11,414	(5,876)
Morgan Stanley Capital Services, Inc.	06/20/14		658	5.00%	Dow Jones CDX HY-12 5Y Index		38,769	77,762	(38,993)
UBS AG	06/20/14		1,222	5.00%	Dow Jones CDX HY-12 5Y Index		71,998	137,979	(65,981)
Goldman Sachs	06/20/14		3,200	1.00%	Dow Jones CDX IG-12 5Y Index		13,144	33,559	(20,415)

							$317,753	$632,815	$(315,062)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contract risk exposure as of September 30, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$762	$—	$—
Preferred Stocks	138,336	—	—
Asset-Backed Securities	—	567,977	402,141
Bank Loans	—	7,700,627	—
Commercial Mortgage-Backed Securities	—	—	750,358
Convertible Bonds	—	734,438	—
Corporate Bonds	—	143,416,876	—
Foreign Government Bond	—	186,272	—
Municipal Bond	—	1,125,047	—
Residential Mortgage-Backed Securities	—	4,120,087	—
U.S. Treasury Obligations	—	731,533	—
Repurchase Agreement	—	1,100,000	—
Affiliated Money Market Mutual Fund	812,455	—	—
Options Written	—	(61,674)	—

	$951,553	$159,621,183	$1,152,499
Other Financial Instruments*	94,549	(82,557)	—

Total	$1,046,102	$159,538,626	$1,152,499

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Security	Commercial Mortgage-Backed	Corporate Bonds
Balance as of 12/31/08	$—	$—	$92,362
Accrued discounts/premiums	55	573	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(369)	6,301	—
Net purchases (sales)	402,455	743,484	—
Transfers in and/or out of Level 3	—	—	(92,362)

Balance as of 9/30/09	$402,141	$750,358	$—

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.3%

ASSET-BACKED SECURITIES — 2.2%

Ally Auto Receivables Trust, Series 2009-A, Class A1, 144A	A-1+(d)	0.396%		09/15/10	$6,000	$5,950,314
Ally Auto Receivables Trust, Series 2009-A, Class A2, 144A	AAA(d)	1.32%		03/15/12	2,100	2,081,297
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.521	%(c)	09/25/34	614	432,208
Aurum CLO 2002-1 Ltd. / Aurum CLO 2002-1 Corp., Series 2002-1A, Class A1, 144A	Aaa	0.939	%(c)	04/15/14	1,493	1,384,919
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1, 144A	AAA(d)	0.406	%(c)	02/25/36	250	239,041
Ford Credit Auto Owner Trust, Series 2009-D, Class A1, 144A	P-1	0.357%		09/15/10	9,200	9,133,880
Ford Credit Auto Owner Trust, Series 2009-D, Class A2	Aaa	1.21%		01/15/12	2,100	2,086,995
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aa2	0.296	%(c)	11/25/36	199	192,441
Soundview Home Equity Loan Trust, Series 2007-OPT5, Class 2A1	Aaa	1.046	%(c)	10/25/37	854	823,573
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	0.296	%(c)	10/25/36	1,842	1,724,035

TOTAL ASSET-BACKED SECURITIES (cost $24,383,380)						24,048,703

BANK LOANS(c) — 3.1%

Chrysler Financial, Term B	CAA-(d)	4.25%		08/03/14	23,732	22,729,245
CSC Holdings, Inc.,	BAA-(d)	2.05%		03/29/16	1,959	1,923,041
CSC Holdings, Inc.,	BAA-(d)	2.19%		03/29/16	5	4,995
First Data Corp., Term B2	B+(d)	3.03%		09/24/14	51	44,239
First Data Corp., Term B2	B+(d)	3.04%		09/24/14	931	800,253
HCA, Inc., Term B	BA-(d)	2.53%		11/14/13	6,106	5,752,525
TXU Corp., Term B3	B+(d)	3.75%		10/10/14	4,008	3,146,904
TXU Corp., Term B3	B+(d)	3.78%		10/10/14	21	16,138

TOTAL BANK LOANS (cost $35,653,223)						34,417,340

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%

Government Lease Trust, Series 1999-C1A, Class B2, 144A	AAA(d)	4.00%		05/18/11	1,500	1,553,157
Merrill Lynch Floating Trust, Series 2006-1, Class A1, 144A	Aaa	0.313	%(c)	06/15/22	1,108	848,433

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,562,614)						2,401,590

CORPORATE BONDS — 23.6%

Aerospace — 0.2%
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.29%		07/01/16	2,200	2,391,184

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.25%		08/06/19	600	733,173

SP PIMCO TOTAL RETURN PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Altria Group, Inc., Gtd. Notes	Baa1	9.70%		11/10/18		1,100	1,366,263

							2,099,436

Airlines
United AirLines, Inc., Pass-Through Certificates(i)(g)	NR	9.21%		01/21/17		81	260

Automobile Manufacturers — 0.4%
DaimlerChrysler NA Holding Corp., Gtd. Notes, MTN	A3	5.75%		09/08/11		4,200	4,411,495

Consumer Products & Services — 0.1%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa3	10.60%		04/15/19		800	987,587

Diversified — 0.4%
General Electric Co., Sr. Unsec’d. Notes	Aa2	5.25%		12/06/17		3,800	3,899,750
iStar Financial, Inc., Sr. Unsec’d. Notes	Ca	5.80%		03/15/11		1,000	710,000

							4,609,750

Financial - Bank & Trust — 7.2%
American Express Bank FSB, Sr. Unsec’d. Notes	A2	5.50%		04/16/13		6,000	6,332,472
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand)	Aa2	6.20%		07/19/13		11,500	12,583,564
Bank of America Corp., Sr. Unsec’d. Notes	A2	6.00%		09/01/17		2,000	2,023,466
Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom)	Aa3	5.20%		07/10/14		3,000	3,168,951
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom)	Baa1	10.179%		06/12/21		11,120	14,615,350
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.50%		04/11/13		8,900	9,107,601
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	4.875%		05/20/13		1,000	1,065,168
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17		4,900	5,287,943
Fortis Bank Nederland NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	1.737	%(c)	06/10/11	EUR	2,300	3,371,999
Lloyds TSB Bank PLC, Gov’t. Liquid Gtd. Notes, MTN (United Kingdom)	Aaa	0.947	%(c)	06/09/11	EUR	1,800	2,639,744
National Australia Bank Ltd., Sr. Notes, 144A (Australia)	Aa1	0.914	%(c)	02/08/10		7,600	7,598,640
NIBC Bank NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands)	Aaa	3.625%		12/19/11	EUR	1,900	2,889,231
Wells Fargo & Co., Sr. Unsec’d. Notes	A1	0.61	%(c)	01/12/11		9,900	9,880,517

							80,564,646

Financial Services — 7.2%
American Express Co., Sr. Unsec’d. Notes	A3	7.00%		03/19/18		12,200	13,420,952
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		4,500	4,771,233
Bank One Capital III, Bank Gtd. Notes	A1	8.75%		09/01/30		1,100	1,206,896
CitiFinancial, Inc., Sr. Unsec’d. Notes	A3	6.625%		06/01/15		600	601,777
Citigroup Funding, Inc., Gtd. Notes, MTN	A3	1.518	%(c)	05/07/10		800	800,644
Countrywide Financial Corp., Gtd. Notes, MTN	A2	5.80%		06/07/12		2,320	2,447,377
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.875%		01/14/38		15,800	14,489,864
General Electric Capital Corp., Sub. Notes, 144A	Aa3	6.50	%(c)	09/15/67	GBP	7,500	9,460,102
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.35%		01/15/16		1,300	1,342,678
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.75%		10/01/16		6,000	6,283,884
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.25%		09/01/17		7,300	7,720,429
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	5.625%		01/24/13		16,800	2,961,000
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18		7,600	7,992,897
Morgan Stanley, Sr. Unsec’d. Notes	A2	6.75%		04/15/11		2,000	2,132,548
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	2.55	%(c)	05/14/10		200	202,192
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.95%		12/28/17		3,000	3,054,432
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.00%		04/28/15		300	317,691
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%		10/13/10		430	457,839
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands)	Ba1	5.265%		06/15/11		1,223	1,194,039

							80,858,474

Healthcare Services — 0.1%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa3	6.00%		06/15/17		1,100	1,158,043
HCA, Inc., Sec’d. Notes	B2	9.25%		11/15/16		200	206,750

							1,364,793

Hotels & Motels — 0.6%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa1	5.75%		08/15/15		6,900	7,035,247

Insurance — 1.9%
American International Group, Inc., Jr. Sub. Debs.	Ba2	8.175	%(c)	05/15/68		14,000	8,400,000

SP PIMCO TOTAL RETURN PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

American International Group, Inc., Sr. Unsec’d. Notes	A3	8.25%		08/15/18		11,000		9,348,152
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	1.144	%(c)	07/19/13	EUR	3,100		3,403,817

								21,151,969

Oil, Gas & Consumable Fuels — 1.0%
El Paso Corp., Notes	Ba3	7.80%		08/01/31		850		779,551
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11		200		202,064
Gaz Capital SA, Sec’d. Notes (Luxembourg)	Baa1	9.25%		04/23/19		9,400		10,492,750

								11,474,365

Paper & Forest Products — 0.5%
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.00%		01/15/15		900		886,500
Georgia-Pacific LLC, Gtd. Notes, 144A	Ba3	7.125%		01/15/17		1,300		1,270,750
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	7.75%		11/15/29		3,000		2,760,000

								4,917,250

Real Estate — 0.8%
WEA Finance LLC / WT Finance Aust. Pty. Ltd., Gtd. Notes, 144A	A2	6.75%		09/02/19		8,300		8,395,442

Telecommunications — 1.2%
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16		6,000		6,519,348
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%		06/15/15		7,000		7,087,500

								13,606,848

Tobacco — 0.4%
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16		4,000		4,280,092

Utilities — 1.4%
Illinois Power Co., Sr. Sec’d. Notes	Baa1	6.25%		04/01/18		14,300		15,361,460

TOTAL CORPORATE BONDS (cost $279,211,173)								263,510,298

FOREIGN GOVERNMENT BONDS — 2.8%

Brazil Notas do Tesouro Nacional, Serie F, Notes (Brazil)	Baa3	10.00%		01/01/17	BRL	40,000		20,338,699
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Baa3	12.50%		01/05/22	BRL	18,300		11,362,610

TOTAL FOREIGN GOVERNMENT BONDS (cost $30,100,749)								31,701,309

MUNICIPAL BONDS — 7.5%

Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	Aa1	4.75%		01/01/32		1,000	(f)	1,024,140
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds	AA(d)	8.64	%(c)	01/01/32		500		524,140

								1,548,280

California — 3.4%
State of California, General Obligation Bonds	Baa1	4.50%		08/01/28		100		96,784
State of California, General Obligation Bonds	Baa1	5.65	%(c)	04/01/39		2,200		2,338,468
State of California, General Obligation Bonds	Baa1	5.95%		04/01/16		2,000		2,142,720
State of California, General Obligation Bonds	Baa1	7.50%		04/01/34		9,200		10,259,288
State of California, General Obligation Bonds	Baa1	7.55%		04/01/39		20,200		22,536,938
University of California, Revenue Bonds	Aa2	5.00%		05/15/37		500		523,520

								37,897,718

Georgia — 0.1%
Georgia State Road & Tollway Authority, Revenue Bonds	Aaa	5.00%		03/01/21		700		752,689

Illinois — 2.4%
Chicago Transit Authority, Series A, Revenue Bonds	A1	6.899%		12/01/40		12,200		13,621,056
Chicago Transit Authority, Series B, Revenue Bonds	A1	6.899%		12/01/40		4,400		5,029,640
Illinois Finance Authority, Revenue Bonds	Aa1	5.75%		07/01/33		4,900		5,605,502
Illinois State, General Obligation Bond	A1	5.00%		11/01/22		300		318,675
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.00%		07/01/25		1,600		1,743,648

								26,318,521

Massachusetts — 0.9%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.00%		07/01/36		5,100		6,014,634

SP PIMCO TOTAL RETURN PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.50%		11/15/36	1,400		1,603,840
Massachusetts Water Resources Authority, Series J, Revenue Bonds	Aa2	5.00%		08/01/32	2,500	(f)	2,577,750

							10,196,224

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa3	5.75%		06/15/40	300		341,046

Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%		06/01/32	1,205		1,111,516
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25%		06/01/42	400		394,476

							1,505,992

Texas — 0.2%
Dallas County Hospital District, General Obligation Bonds	AAA(d)	6.171%		08/15/34	1,600		1,645,168

Washington — 0.3%
Pierce County School District No. 3, General Obligations Bonds	Aa1	5.00%		12/01/23	3,000		3,218,310

TOTAL MUNICIPAL BONDS (cost $75,886,961)							83,423,948

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.0%

Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa	0.306	%(c)	11/25/36	166		162,514
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50%		10/25/31	100		95,530
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.622	%(c)	02/25/33	233		229,004
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Aaa	2.196	%(c)	03/25/35	2,527		2,237,808
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aa3	5.355	%(c)	05/25/35	2,414		1,762,197
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Caa2	5.712	%(c)	03/25/36	698		357,751
Brazos Student Finance Corp., Series 1998-A, Class A2	Aaa	1.114	%(c)	06/01/23	7		7,409
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa1	4.76	%(c)	12/25/35	578		289,422
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Caa1	5.869	%(c)	11/25/35	694		405,606
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	Ca	0.516	%(c)	05/25/36	550		80,447
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	Ca	0.496	%(c)	10/25/46	591		127,062
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Ba2	0.426	%(c)	02/20/47	5,487		2,597,755
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	B2	0.426	%(c)	05/25/47	3,983		1,780,878
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Ba3	5.364	%(c)	10/20/35	768		550,893
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	B2	0.586	%(c)	03/25/36	933		177,732
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	Caa2	0.596	%(c)	02/25/36	504		93,368
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Caa3	5.754	%(c)	05/20/36	1,537		861,287
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A5B	Caa1	6.30%		07/25/36	884		448,369
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	Caa3	0.566	%(c)	07/19/45	575		148,481
Fannie Mae, Series 2001-29, Class Z	Aaa	6.50%		07/25/31	182		196,341
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	2.451	%(c)	07/25/44	1,950		1,914,255
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	2.251	%(c)	10/25/44	1,298		1,267,989
Freddie Mac, Series 3346, Class FA	Aaa	0.473	%(c)	02/15/19	1,675		1,662,449

Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	0.891%(c)	02/16/30	13	13,368
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	Caa2	0.516%(c)	04/25/36	754	251,216
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	B2	0.326%(c)	10/25/46	1,722	1,362,456
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.117%(c)	09/25/35	4,201	3,885,156
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Ca	0.496%(c)	09/19/46	756	180,415
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aa1	0.336%(c)	01/19/38	501	475,950
Homebanc Mortgage Trust, Series 2006-2, Class A1	Baa3	0.426%(c)	12/25/36	832	402,150
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	B3	0.326%(c)	01/25/37	69	50,141
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	Aaa	3.375%(c)	01/25/32	4	3,019
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	B1	5.271%(c)	06/25/35	630	423,920
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	B2	5.099%(c)	09/25/35	642	420,428
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.486%(c)	09/25/46	833	175,413
Lehman XS Trust, Series 2006-16N, Class A4B	Ca	0.486%(c)	11/25/46	823	230,077
Lehman XS Trust, Series 2006-GP2, Class 3A2	Ca	0.476%(c)	06/25/46	734	124,274
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%	09/25/33	1,714	1,689,440
Mastr Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	Ba3	8.00%	07/25/35	1,230	1,362,154
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Caa3	0.546%(c)	03/25/37	975	427,159
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	CCC(d)	5.792%(c)	04/25/37	1,698	1,056,128
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	A3	0.456%(c)	02/25/36	2,119	1,216,949
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	B3	5.726%	10/25/36	600	333,786
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Caa3	0.606%(c)	04/25/37	1,768	624,658
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%	03/25/47	700	429,803
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.82%	03/25/47	700	424,935
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Aa2	0.506%(c)	07/25/35	614	490,534
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	Caa2	0.476%(c)	05/25/37	1,153	283,841
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	Aaa	6.50%	03/25/32	222	224,167
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	CCC(d)	5.95%(c)	02/25/36	624	386,275
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	B2	0.506%(c)	05/25/46	582	170,888
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	Caa3	0.506%(c)	05/25/46	763	176,109
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa1	0.366%(c)	08/25/36	4,671	2,217,024
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aaa	0.926%(c)	04/25/43	285	243,184
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Caa1	1.871%(c)	05/25/46	3,584	1,794,826
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Baa2	2.101%(c)	11/25/42	447	276,558
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aaa	4.665%(c)	02/25/33	31	28,362
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	Aaa	2.881%(c)	09/25/33	465	432,098
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	0.786%(c)	12/25/27	7,317	5,154,239

SP PIMCO TOTAL RETURN PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	A1	0.74%(c)	11/25/34	1,461	652,540
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Aa2	0.536%(c)	10/25/45	2,554	1,379,449
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Baa3	0.656%(c)	11/25/45	700	207,730
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Baa3	0.656%(c)	12/25/45	700	186,366
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	CCC(d)	5.922%(c)	09/25/36	938	700,174
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	CCC(d)	5.565%(c)	12/25/36	268	189,089
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa1	1.721%(c)	12/25/46	1,611	714,122
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa1	1.711%(c)	12/25/46	2,232	1,245,788
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Ba3	2.973%(c)	12/25/46	545	287,026
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	CCC(d)	5.281%(c)	01/25/37	1,157	765,134
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	CCC(d)	5.456%(c)	04/25/37	3,558	2,166,024
Washington Mutual MSC Mortgage Pass-Through Certifiicates, Series 2004-RA4, Class 2A	AAA(d)	6.50%	08/25/34	2,273	1,889,772
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	2.723%(c)	02/27/34	814	754,386

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $78,853,471)					56,033,247

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%

Federal Home Loan Mortgage Corp., Notes	Aaa	0.352%(c)	05/05/11	3,129	3,124,748
Federal Home Loan Mortgage Corp., Notes	Aaa	0.389%(c)	05/04/11	231	231,123
Residual Funding, PO	Aaa	4.633%(s)	10/15/19	7,600	5,031,489

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,365,431)					8,387,360

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 41.8%
Federal Home Loan Mortgage Corp.		5.50%	07/01/38-04/01/39	11,684	12,246,922
Federal National Mortgage Assoc.		4.00%	07/01/39-08/01/39	15,977	15,840,492
Federal National Mortgage Assoc.		4.083%(c)	05/01/36	61	61,340
Federal National Mortgage Assoc.(k)		4.50%	08/01/35	2,091	2,120,542
Federal National Mortgage Assoc.		4.50%	08/01/33-08/01/35	25,449	25,891,655
Federal National Mortgage Assoc.		4.50%	TBA	37,400	38,720,669
Federal National Mortgage Assoc.		4.634%(c)	12/01/36	1,418	1,424,044
Federal National Mortgage Assoc.		4.908%(c)	07/01/37	754	785,419
Federal National Mortgage Assoc.		4.987%(c)	06/01/35	1,157	1,201,433
Federal National Mortgage Assoc.		5.00%	06/01/23-11/01/33	37,864	39,311,055
Federal National Mortgage Assoc.		5.50%	09/01/32-01/01/39	141,978	149,093,676
Federal National Mortgage Assoc.		6.00%	01/01/23-01/01/39	48,849	51,615,421
Federal National Mortgage Assoc.		6.00%	TBA	29,000	30,595,000
Government National Mortgage Assoc.		4.375%(c)	04/20/25-05/20/25	37	37,287
Government National Mortgage Assoc.		4.50%	09/15/33	33	34,219
Government National Mortgage Assoc.		4.625%(c)	08/20/24-08/20/27	124	127,440
Government National Mortgage Assoc.		5.50%	TBA	2,000	2,091,250

SP PIMCO TOTAL RETURN PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Government National Mortgage Assoc.	6.00%	07/15/32-09/15/39	84,942	89,855,396
Government National Mortgage Assoc.	6.50%	12/15/33-10/15/38	5,257	5,590,552
Government National Mortgage Assoc.	9.00%	07/15/30-08/15/30	2	2,571

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $451,423,753)				466,646,383

U.S. TREASURY OBLIGATIONS — 12.4%

U.S. Treasury Bonds	4.25%	05/15/39	22,100	22,863,135
U.S. Treasury Bonds	7.875%	02/15/21	1,100	1,533,468
U.S. Treasury Bonds	8.125%	05/15/21	400	567,938
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.00%	07/15/14	4,800	5,700,082
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.50%	01/15/29	12,400	13,367,309
U.S. Treasury Notes	1.00%	09/30/11	40,500	40,531,630
U.S. Treasury Notes	2.375%	09/30/14	600	601,548
U.S. Treasury Notes	3.00%	09/30/16	15,400	15,461,353
U.S. Treasury Notes	3.25%	07/31/16	25,600	26,200,013
U.S. Treasury Notes	3.50%	02/15/18	10,700	10,928,210
U.S. Treasury Notes	3.875%	05/15/18	1,000	1,048,047

TOTAL U.S. TREASURY OBLIGATIONS (cost $136,269,109)				138,802,733

TOTAL LONG-TERM INVESTMENTS (cost $1,122,709,864)				1,109,372,911

SHORT-TERM INVESTMENTS — 9.5%

REPURCHASE AGREEMENTS — 9.0%

Barclays Capital, Inc., 0.13%, dated 09/28/09, due 10/05/09 in the amount of $2,500,063 (cost $2,500,000; collateralized by $2,578,000 Federal Farm Credit Bank., 1.125%, maturity date 10/03/11, the value of collateral plus accrued interest was $2,576,795)			2,500	2,500,000
JPMorgan Securities, Inc., 0.04%, dated 09/30/09, due 10/01/09 in the amount of $97,800,109 (cost $97,800,000; collateralized by $89,931,000 Federal National Mortgage Assoc., 4.625%, maturity date 10/15/14, the value of collateral plus accrued interest was $100,263,885)			97,800	97,800,000

TOTAL REPURCHASE AGREEMENTS (cost $100,300,000)				100,300,000

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.3%

Dryden Core Investment Fund - Taxable Money Market Series (cost $3,273,077)(w)			3,273,077	3,273,077

			Principal Amount (000)#

U.S. TREASURY OBLIGATIONS(n) — 0.2%

U.S. Treasury Bills(k)	0.198%	03/18/10	$1,780	1,778,738
U.S. Treasury Bills	0.26%	02/25/10	290	289,838

U.S. Treasury Bills	0.275%	11/19/09	70	69,996

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,138,151)				2,138,572

TOTAL SHORT-TERM INVESTMENTS (cost $105,711,228)				105,711,649

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN AND SECURITIES SOLD SHORT—108.8% (cost $1,228,421,092)				1,215,084,560

			Contracts/ Notional Amounts (000)#
OPTION WRITTEN(m)*

Put Option
90 Day Euro Dollar Futures, expiring 12/14/2009, Strike Price $98.63 (premium received $35,098)			101,000	(1,894)

			Principal Amount (000)#
SECURITIES SOLD SHORT — (4.0)%

U.S. Government Mortgage-Backed Obligations
Federal National Mortgage Assoc.	5.00%	TBA	$27,000	(27,784,674)
Federal National Mortgage Assoc.	5.50%	TBA	16,200	(17,131,500)

TOTAL SECURITIES SOLD SHORT (proceeds received $44,827,922)				(44,916,174)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN AND SECURITIES SOLD SHORT—104.8% (cost $1,183,558,072)				1,170,166,492
Other liabilities in excess of other assets(x) — (4.8)%				(53,367,813)

NET ASSETS — 100.0%				$1,116,798,679

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
FSB	Federal Savings Bank
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PO	Principal Only
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of September 30, 2009. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $1,750,000 and $1,750,000, respectively.

(i)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Indicates a security that has been deemed illiquid.
(k)	Security segregated as collateral for futures contracts.
(m)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.
(n)	Rates shown are the effective yields at purchase date.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2009.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures contracts open at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Unrealized Appreciation (Depreciation)(1)
Long Positions:
239	90 Day Euro Dollar	Jun 10	$58,913,500	$59,170,425	$256,925
658	90 Day Euro Dollar	Sep 10	161,292,275	162,254,575	962,300
119	90 Day Euro EURIBOR	Jun 10	42,855,358	42,999,407	144,049
434	90 Day Euro EURIBOR	Sep 10	155,335,530	156,289,474	953,944
967	90 Day Sterling	Jun 10	189,930,799	190,627,516	696,717
80	90 Day Sterling	Sep 10	15,589,041	15,687,528	98,487
339	2 Year U.S. Treasury Notes	Dec 09	73,540,891	73,552,407	11,516
401	5 Year U.S. Treasury Notes	Dec 09	45,905,211	46,553,594	648,383

					$3,772,321

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

Forward foreign currency exchange contracts outstanding at September 30, 2009:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 11/05/09	Royal Bank of Scotland	AUD	153	$132,983	$134,580	$1,597
Brazilian Real,
Expiring 02/02/10	Deutsche Bank	BRL	203	105,493	112,100	6,607
Canadian Dollar,
Expiring 10/29/09	Citicorp	CAD	410	379,065	382,964	3,899
Chinese Yuan,
Expiring 03/29/10	Barclays Capital Group London	CNY	4,561	675,004	667,711	(7,293)
Expiring 03/29/10	Citicorp	CNY	32,410	4,797,870	4,744,629	(53,241)
Expiring 03/29/10	Deutsche Bank	CNY	21,668	3,210,600	3,172,152	(38,448)
Expiring 03/29/10	Deutsche Bank	CNY	37	5,468	5,416	(52)
Expiring 03/29/10	HSBC Securities	CNY	31,185	4,611,100	4,565,332	(45,768)
Expiring 03/29/10	JPMorgan	CNY	291	43,069	42,616	(453)
Expiring 06/07/10	Barclays Capital Group London	CNY	13,562	2,013,000	1,986,997	(26,003)
Expiring 06/07/10	Barclays Capital Group London	CNY	13,488	2,003,000	1,976,246	(26,754)
Expiring 06/07/10	Citicorp	CNY	5,389	801,000	789,597	(11,403)
Expiring 06/07/10	Citicorp	CNY	4,384	651,000	642,304	(8,696)
Expiring 06/07/10	Deutsche Bank	CNY	8,135	1,208,000	1,191,865	(16,135)
Expiring 06/07/10	HSBC Securities	CNY	21,541	3,200,000	3,156,085	(43,915)
Expiring 06/07/10	JPMorgan	CNY	23,562	3,500,000	3,452,224	(47,776)
Expiring 06/07/10	JPMorgan	CNY	5,019	745,000	735,376	(9,624)
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	16,477	2,478,000	2,539,291	61,291
Indian Rupee,
Expiring 10/06/09	Citicorp	INR	8,169	169,482	169,740	258

Japanese Yen,
Expiring 10/20/09	BNP Peregrine Prime	JPY	20,173	218,039	224,762	6,723
Mexican Peso,
Expiring 11/27/09	Citicorp	MXN	33	2,416	2,395	(21)
Expiring 11/27/09	Citicorp	MXN	33	2,417	2,395	(22)
Expiring 11/27/09	HSBC Securities	MXN	129	9,581	9,516	(65)
Expiring 11/27/09	JPMorgan	MXN	322	23,842	23,672	(170)

				$30,985,429	$30,729,965	$(255,464)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 11/05/09	HSBC Securities	AUD	255	$222,000	$224,390	$(2,390)
Brazilian Real,
Expiring 02/02/10	JPMorgan	BRL	18,500	9,970,358	10,214,882	(244,524)
Expiring 02/02/10	JPMorgan	BRL	17,087	9,241,225	9,434,700	(193,475)
British Pound,
Expiring 10/28/09	BNP Peregrine Prime	GBP	12,567	20,984,755	20,081,367	903,388
Canadian Dollar,
Expiring 10/29/09	UBS Securities	CAD	347	325,299	324,118	1,181
Chinese Yuan,
Expiring 03/16/10	JPMorgan	CNY	3,705	546,000	542,299	3,701
Expiring 03/29/10	Deutsche Bank	CNY	28,112	4,168,400	4,115,432	52,968
Expiring 06/07/10	Barclays Capital Fixed, Inc.	CNY	3,662	540,000	536,530	3,470
Expiring 06/07/10	BT Alex Brown	CNY	18,114	2,673,604	2,653,953	19,651
Euro,
Expiring 10/08/09	Bank of America	EUR	1,143	1,689,697	1,672,608	17,089
Expiring 10/08/09	Barclays Capital Group London	EUR	4,822	6,907,540	7,056,269	(148,729)
Expiring 10/08/09	BNP Peregrine Prime	EUR	5,767	8,258,368	8,439,133	(180,765)
Expiring 10/08/09	JPMorgan	EUR	1,000	1,478,199	1,463,349	14,850
Indian Rupee,
Expiring 10/06/09	Citicorp	INR	6,464	133,854	134,308	(454)
Expiring 10/06/09	Citicorp	INR	1,705	35,312	35,432	(120)
Expiring 03/24/10	Citicorp	INR	8,169	167,674	167,410	264
Japanese Yen,
Expiring 10/20/09	Royal Bank of Scotland	JPY	29,994	331,902	334,184	(2,282)
Malaysian Ringgitt,
Expiring 11/12/09	Barclays Capital Group London	MYR	14	3,800	3,940	(140)
Expiring 11/12/09	Barclays Capital Group London	MYR	10	2,900	3,000	(100)
Expiring 11/12/09	Deutsche Bank	MYR	12	3,488	3,570	(82)
Expiring 11/12/09	JPMorgan	MYR	17	4,826	4,995	(169)
Expiring 11/12/09	JPMorgan	MYR	15	4,232	4,375	(143)
Expiring 02/12/10	Citicorp	MYR	2	616	626	(10)
Mexican Peso,
Expiring 11/27/09	BT Alex Brown	MXN	38	2,720	2,762	(42)
Expiring 11/27/09	Citicorp	MXN	414	27,776	30,426	(2,650)

				$67,724,545	$67,484,058	$240,487

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2009.

Interest rate swap agreements outstanding at September 30, 2009:
Counterparty	Termination Date		Notional Amount# (000)	Fixed Rate	Floating Rate		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
UBS AG(1)	01/02/12	BRL	26,800	10.58%	Brazilian interbank lending rate		$(419,362)	$(114,363)	$(304,999)
UBS AG(1)	01/02/12	BRL	3,200	11.02%	Brazilian interbank lending rate		(6,710)	—	(6,710)
Goldman Sachs(1)	03/17/12	GBP	58,000	3.00%	6 month LIBOR		878,359	36,076	842,283

							$452,287	$(78,287)	$530,574

(1)    Portfolio pays the floating rate and receives the fixed rate.

(2)    The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2009.

#     Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2009:

Counterparty	Termination Date		Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized (Depreciation)(7)
Credit default swaps on credit indices - Sell Protection(1)
Bear Stearns International Ltd.	05/25/46		$13,127	0.11%	ABX.HE.AAA.06-2 Index		$(7,689,501)	$(2,832,509)	$(4,856,992)
Credit Suisse International, LTD.	05/25/46		1,193	0.11%	ABX.HE.AAA.06-2 Index		(692,522)	(247,487)	(445,035)
Credit Suisse International, LTD.	08/25/37		11,900	0.09%	ABX.HE.AAA.07-1 Index		(8,210,851)	(4,627,048)	(3,583,803)
Credit Suisse International, LTD.	08/25/37		19,078	0.15%	ABX.HE.AAA.07-1 Index		(18,908,163)	(12,958,224)	(5,949,939)
Citigroup	01/25/38		14,700	0.76%	ABX.HE.AAA.07-2 Index		(10,212,634)	(4,712,616)	(5,500,018)
Morgan Stanley & Co.	12/20/15		8,140	0.46%	Dow Jones CDX IG5 Index		(1,078,957)	—	(1,078,957)
Morgan Stanley & Co.	12/20/15		19,000	0.46%	Dow Jones CDX IG5 Index		(2,513,216)	—	(2,513,216)

							$(49,305,844)	$(25,377,884)	$(23,927,960)

Counterparty	Termination Date		Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation	Implied Credit Spread at September 30, 2009 (4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(7)
Credit default swaps on Corporate and/or Sovereign Issues - Sell Protection (1)
Barclays Bank PLC	09/20/13		$2,500	1.75%	Deutsche Bank AG, 4.875%, due 05/20/13	0.615%	$109,468	$—	$109,468
Merrill Lynch & Co.	02/25/34		794	2.25%	Long Beach Mortgage Loan Trust 2004-1, 6.71%, due 02/25/34(6)	72.660%	(415,641)	—	(415,641)

							$(306,173)	$—	$(306,173)

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indicies as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Counterparty	Termination Date		Notional Amount# (000)(3)	Fixed Rate	Reference Entity/Obligation		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(7)
Credit default swaps - Buy Protection (2)
UBS AG	06/20/17		$1,100	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17		$(9,709)	$—	$(9,709)
Barclays Bank PLC	06/20/15		700	0.15%	CitiFinancial, Inc., 6.625%, due 06/01/15		65,575	—	65,575
Barclays Bank PLC	09/20/11		3,400	0.58%	DaimlerChrysler NA Holding Corp., 5.75%, due 09/08/11		12,132	—	12,132
Merill Lynch & Co.	12/20/11		2,271	0.00%	Dow Jones CDX HY-7 Index		1,594,442	373,533	1,220,909
Deutsche Bank	06/20/18		9,272	1.50%	Dow Jones CDX IG10 10Y Index		(81,310)	(134,012)	52,702
Goldman Sachs	06/20/18		43,139	1.50%	Dow Jones CDX IG10 10Y Index		(378,301)	(1,124,515)	746,214
Morgan Stanley & Co.	06/20/18		45,774	1.50%	Dow Jones CDX IG10 10Y Index		(401,411)	(1,047,749)	646,338
Deutsche Bank	06/20/14		59,500	1.00%	Dow Jones CDX IG12 5Y Index		244,398	1,857,638	(1,613,240)
Morgan Stanley & Co.	12/20/12		11,400	0.14%	Dow Jones CDX IG5 Index		529,075	—	529,075
Morgan Stanley & Co.	12/20/12		26,700	0.14%	Dow Jones CDX IG5 Index		1,239,148	—	1,239,148
Bank of America Securities LLC	06/20/12		139,470	0.35%	Dow Jones CDX IG8 Index		3,445,404	481,827	2,963,577
Barclays Bank PLC	12/20/17		8,686	0.80%	Dow Jones CDX IG9 10Y Index		312,917	93,531	219,386
Goldman Sachs	12/20/17		11,126	0.80%	Dow Jones CDX IG9 10Y Index		400,813	159,576	241,237
Morgan Stanley & Co.	12/20/17		33,086	0.80%	Dow Jones CDX IG9 10Y Index		1,191,893	689,135	502,758
Royal Bank of Scotland PLC	12/20/17		3,221	0.80%	Dow Jones CDX IG9 10Y Index		116,026	40,123	75,903
Deutsche Bank	03/20/14		900	1.27%	Embarq Corp., 7.082%, due 06/01/16		(29,962)	56	(30,018)
Deutsche Bank	03/20/14		2,200	1.43%	Embarq Corp., 7.082%, due 06/01/16		(87,933)	—	(87,933)
Morgan Stanley & Co.	03/20/14		800	1.30%	Embarq Corp., 7.082%, due 06/01/16		(27,666)	103	(27,769)
Deutsche Bank	09/20/16		2,200	0.51%	Goodrich Corp., 6.29%, due 07/01/16		(16,115)	—	(16,115)
Barclays Bank PLC	03/20/11		1,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11		354,288	—	354,288
Goldman Sachs	02/25/34		794	2.00%	Long Beach Mortgage Loan Trust 2004-1, 6.71%, due 02/25/34(6)		417,741	—	417,741
Bear Stearns International Ltd.	10/13/46		4,774	1.40%	Mercury CDO, Ltd., 4.19%, due 07/27/48(6)		4,475,006	(55,650)	4,530,656
UBS AG	06/20/17		800	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12		56,125	—	56,125
Merrill Lynch & Co.	04/15/20		1,800	1.95%	Race Point CLO, 7.01%, due 04/15/20		1,394,138	5,094	1,389,044
Merrill Lynch & Co.	04/15/20		2,500	4.03%	Race Point CLO, 9.61%, due 04/15/20		1,767,746	15,162	1,752,584
Merrill Lynch & Co.	12/15/19		1,600	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19		1,360,060	9,643	1,350,417
Merrill Lynch & Co.	12/15/19		1,957	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19		1,191,081	8,648	1,182,433

							$19,135,601	$1,372,143	$17,763,458

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	Variable rate, displayed rate is as of 9/30/09.
(7)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2009.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$24,048,703	$—
Bank Loans	—	34,417,340	—
Commerical Mortgage-Backed Securities	—	2,401,590	—
Corporate Bonds	—	263,510,298	—
Foreign Government Bonds	—	31,701,309	—
Municipal Bonds	—	83,423,948	—
Residential Mortgage-Backed Securities	—	56,033,247	—
U.S. Government Agency Obligations	—	8,387,360	—
U.S. Government Mortgage-Backed Obligations	—	466,646,383	—
U.S. Treasury Obligations	—	140,941,305	—
Repurchase Agreements	—	100,300,000	—
Affiliated Money Market Mutual Fund	3,273,077	—	—
Option Written	—	(1,894)	—
Securities Sold Short - U.S. Government Mortgage-Backed Obligations	—	(44,916,174)	—

	$3,273,077	$1,166,893,415	$—
Other Financial Instuments*	3,772,321	(16,160,212)	10,205,134

Total	$7,045,398	$1,150,733,203	$10,205,134

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Other Financial Instruments
Balance as of 12/31/08	$1,633,246	$10,615,230
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—	**
Change in unrealized appreciation (depreciation)	—	(410,096)
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(1,633,246)	—

Balance as of 9/30/09	$—	$10,205,134

**	The realized gain earned during the period for other financial instruments was $83,481.

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 99.2%
	Shares	Value
COMMON STOCKS
Aerospace & Defense — 1.7%
ITT Corp.	45,800	$2,388,470

Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc.(a)	14,800	854,700
Expeditors International of
Washington, Inc.	30,900	1,086,135

		1,940,835

Biotechnology — 1.1%
Cephalon, Inc.(a)(b)	10,500	611,520
Talecris Biotherapeutics Holdings Corp.(b)	7,600	144,400
Vertex Pharmaceuticals, Inc.(a)(b)	20,500	776,950

		1,532,870

Capital Markets — 2.8%
Eaton Vance Corp.	77,300	2,163,627
TD Ameritrade Holding Corp.(b)	83,000	1,628,460

		3,792,087

Chemicals — 2.5%
Ecolab, Inc.	58,900	2,722,947
FMC Corp.	12,800	720,000

		3,442,947

Commercial Services & Supplies — 1.7%
Iron Mountain, Inc.(a)(b)	86,000	2,292,760

Communications Equipment — 0.5%
Riverbed Technology, Inc.(b)	33,300	731,268

Computers & Peripherals — 1.7%
NetApp, Inc.(a)(b)	83,598	2,230,395

Construction & Engineering — 0.5%
Fluor Corp.	12,500	635,625

Electrical Equipment — 2.7%
AMETEK, Inc.	51,600	1,801,356
Roper Industries, Inc.	37,500	1,911,750

		3,713,106

Electronic Equipment & Instruments — 3.1%
Amphenol Corp. (Class A Stock)	46,600	1,755,888
Anixter International, Inc.(a)(b)	44,700	1,792,917
Avnet, Inc.(b)	25,600	664,832

		4,213,637

Energy Equipment & Services — 2.0%
Cameron International Corp.(b)	52,700	1,993,114
FMC Technologies, Inc.(b)	13,300	694,792

		2,687,906

Food Products — 2.4%
ConAgra Foods, Inc.	74,100	1,606,488
Ralcorp Holdings, Inc.(b)	27,600	1,613,772

		3,220,260

Healthcare Equipment & Supplies — 2.9%
Beckman Coulter, Inc.	31,900	2,199,186
C.R. Bard, Inc.	8,600	676,046
ResMed, Inc.(a)(b)	24,400	1,102,880

		3,978,112

Healthcare Providers & Services — 9.8%
Community Health Systems, Inc.(a)(b)	64,400	2,056,292
DaVita, Inc.(b)	48,400	2,741,376
Express Scripts, Inc.(b)	29,900	2,319,642
Henry Schein, Inc.(a)(b)	26,900	1,477,079
Laboratory Corp. of America Holdings(a)(b)	18,400	1,208,880
Patterson Cos., Inc.(a)(b)	57,000	1,553,250

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Quest Diagnostics, Inc.	38,400	$2,004,096

		13,360,615

Hotels Restaurants & Leisure — 3.9%
Darden Restaurants, Inc.	42,100	1,436,873
Tim Hortons, Inc. (Canada)(a)	63,600	1,799,880
Yum! Brands, Inc.(a)	62,700	2,116,752

		5,353,505

Household Products — 1.4%
Church & Dwight Co., Inc.	32,500	1,844,050

Independent Power Producers & Energy Traders — 1.4%
AES Corp. (The)(b)	129,000	1,911,780

Insurance — 1.0%
W.R. Berkley Corp.	53,800	1,360,064

Internet Software & Services — 2.7%
Akamai Technologies, Inc.(a)(b)	36,600	720,288
VeriSign, Inc.(a)(b)	123,800	2,932,822

		3,653,110

IT Services — 3.2%
Alliance Data Systems Corp.(a)(b)	20,500	1,252,140
Amdocs Ltd.(b)	74,200	1,994,496
Cognizant Technology Solutions Corp. (Class A Stock)(b)	28,600	1,105,676

		4,352,312

Life Sciences Tools & Services — 3.0%
Charles River Laboratories
International, Inc.(b)	37,500	1,386,750
Thermo Fisher Scientific, Inc.(a)(b)	62,900	2,746,843

		4,133,593

Machinery — 2.5%
Danaher Corp.	27,900	1,878,228
IDEX Corp.	53,930	1,507,344

		3,385,572

Media — 1.1%
Regal Entertainment Group (Class A Stock)	122,300	1,506,736

Metals & Mining — 2.1%
Cliffs Natural Resources, Inc.	33,600	1,087,296
Goldcorp, Inc.	45,400	1,832,798

		2,920,094

Oil, Gas & Consumable Fuels — 6.1%
Newfield Exploration Co.(b)	33,900	1,442,784
Range Resources Corp.	21,400	1,056,304
Southwestern Energy Co.(b)	84,600	3,610,728
Ultra Petroleum Corp.(b)	13,900	680,544
XTO Energy, Inc.	35,375	1,461,695

		8,252,055

Personal Products — 1.4%
Avon Products, Inc.	56,800	1,928,928

Pharmaceuticals — 1.1%
Mylan, Inc.(a)(b)	89,500	1,432,895

Professional Services — 1.5%
FTI Consulting, Inc.(b)	14,000	596,540
Robert Half International, Inc.	59,800	1,496,196

		2,092,736

Real Estate Investment Trust — 3.4%
Annaly Capital Management, Inc.(a)	251,200	4,556,768

Semiconductors & Semiconductor Equipment — 4.9%
Altera Corp.	46,500	953,715
Broadcom Corp. (Class A Stock)(a)(b)	67,750	2,079,247
Marvell Technology Group Ltd.(b)	64,800	1,049,112
Maxim Integrated Products, Inc.	75,800	1,375,012
Xilinx, Inc.	52,100	1,220,182

		6,677,268

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Software — 6.1%
Check Point Software Technologies(b)	96,900	$2,747,115
McAfee, Inc.(b)	36,300	1,589,577
Nuance Communications, Inc.(a)(b)	79,300	1,186,328
Salesforce.com, Inc.(b)	12,700	723,011
Sybase, Inc.(a)(b)	36,700	1,427,630
Symantec Corp.(b)	41,400	681,858

		8,355,519

Specialty Retail — 5.4%
Gamestop Corp. (Class A Stock)(b)	46,500	1,230,855
Guess?, Inc.	30,000	1,111,200
O’Reilly Automotive, Inc.(a)(b)	19,000	686,660
Ross Stores, Inc.(a)	46,200	2,206,974
TJX Cos., Inc.	55,300	2,054,395

		7,290,084

Textiles, Apparel & Luxury Goods — 1.2%
Phillips-Van Heusen Corp.	38,800	1,660,252

Wireless Telecommunication Services — 9.0%
American Tower Corp. (Class A Stock)(b)	79,000	2,875,600
Crown Castle International Corp.(a)(b)	106,700	3,346,112
NII Holdings, Inc.(b)	202,900	6,082,942

		12,304,654

TOTAL LONG-TERM INVESTMENTS (cost $112,746,424)		135,132,868

SHORT-TERM INVESTMENT — 26.7%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund —
Taxable Money Market Series (cost $36,386,507; includes $34,961,984 of cash collateral received for securities on loan)(c)(d)	36,386,507	36,386,507

TOTAL INVESTMENTS — 125.9% (cost $149,132,931)		171,519,375

LIABILITIES IN EXCESS OF OTHER ASSETS — (25.9)%		(35,320,998)

NET ASSETS — 100.0%		$136,198,377

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $34,186,388; cash collateral of $34,961,984 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$135,132,868	$—	$—
Affiliated Money Market Mutual Fund	36,386,507	—	—

	171,519,375	—	—
Other Financial Instruments*	—	—	—

Total	$171,519,375	$—	$—

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.8%
COMMON STOCKS
Aerospace & Defense — 0.8%
AAR Corp.*(a)	41,321	$906,583
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	25,050	452,403
TransDigm Group, Inc.*(a)	9,459	471,153

		1,830,139

Airlines — 0.6%
AirTran Holdings, Inc.*(a)	172,080	1,075,500
JetBlue Airways Corp.*(a)	69,002	412,632

		1,488,132

Auto Components — 1.3%
Cooper Tire & Rubber Co.	98,960	1,739,717
Superior Industries International, Inc.	12,170	172,814
TRW Automotive Holdings Corp.*	24,430	409,202
WABCO Holdings, Inc.	27,610	579,810

		2,901,543

Automotive Parts — 0.1%
Asbury Automotive Group, Inc.*	18,129	229,876

Banks — 1.3%
Bridge Capital Holdings*(a)	10,678	74,746
Dime Community Bancshares	19,275	220,313
East West Bancorp, Inc.	22,623	187,771
Hancock Holding Co.	23,099	867,830
Pinnacle Financial Partners, Inc.*(a)	32,841	417,409
Sierra Bancorp(a)	8,061	96,813
Sterling Bancshares, Inc.	17,533	128,166
Trico Bancshares	18,450	302,580
UMB Financial Corp.	17,157	693,829

		2,989,457

Building Materials — 0.9%
Comfort Systems USA, Inc.	107,971	1,251,384
Universal Forest Products, Inc.	18,164	716,751

		1,968,135

Building Products — 0.7%
Gibraltar Industries, Inc.	90,810	1,205,049
Simpson Manufacturing Co., Inc.	20,010	505,452

		1,710,501

Business Services — 0.2%
Resources Connection, Inc.*	31,977	545,528

Capital Markets — 2.3%
Affiliated Managers Group, Inc.*(a)	9,910	644,249
Cohen & Steers, Inc.(a)	62,150	1,491,600
Duff & Phelps Corp. (Class A Stock)	43,510	833,652
HFF, Inc. (Class A Stock)*	132,500	893,050
Raymond James Financial, Inc.	37,110	863,921
Thomas Weisel Partners Group, Inc.*	96,460	515,096

		5,241,568

Chemicals — 2.5%
Ferro Corp.	105,210	936,369
Fuller (H.B.) Co.	47,510	992,959
KMG Chemicals, Inc.	34,500	385,365
Koppers Holdings, Inc.	15,830	469,359
Minerals Technologies, Inc.	19,153	910,917
PolyOne Corp.*	214,573	1,431,202
Solutia, Inc.*	56,910	659,018

		5,785,189

Clothing & Apparel — 0.4%
Gymboree Corp.*(a)	20,965	1,014,287

Commercial Banks — 6.1%
Bancorp, Inc. (The)*	93,170	532,932
Cascade Financial Corp.	16,212	27,560
City Holding Co.	12,363	368,541
City National Corp.(a)	11,740	457,038
CoBiz Financial, Inc.	127,503	634,965
Cullen / Frost Bankers, Inc.	19,700	1,017,308
First Security Group, Inc.	171,470	660,160
FNB Corp.	75,666	537,985
Heritage Financial Corp.	13,380	175,947
IBERIABANK Corp.	39,534	1,801,169
KeyCorp	156,400	1,016,600
PAB Bankshares, Inc.*	14,600	45,260
Signature Bank/New York*(a)	94,358	2,736,382
South Financial Group, Inc. (The)	40,238	59,150
SVB Financial Group*(a)	22,870	989,585
Tompkins Trustco, Inc.	9,840	430,008
Umpqua Holdings Corp.	83,510	885,206
Wintrust Financial Corp.(a)	57,100	1,596,516

		13,972,312

Commercial Services — 0.5%
MAXIMUS, Inc.	7,250	337,850
Monro Muffler Brake, Inc.	14,869	472,686
On Assignment, Inc.*	43,085	252,047

		1,062,583

Commercial Services & Supplies — 0.7%
Hillenbrand, Inc.	9,232	188,056
School Specialty, Inc.*	18,261	433,151
United Stationers, Inc.*	18,520	881,737

		1,502,944

Communication Equipment — 1.5%
Bel Fuse, Inc. (Class B Stock)	14,090	268,133
Black Box Corp.	32,580	817,432
Digi International, Inc.*	59,620	507,963
Plantronics, Inc.	66,130	1,772,945

		3,366,473

Computer Hardware — 0.7%
Electronics for Imaging, Inc.*	95,428	1,075,473
MTS Systems Corp.	20,218	590,568

		1,666,041

Computer Services & Software — 1.3%
Avid Technology, Inc.*(a)	67,202	946,876
JDA Software Group, Inc.*	21,331	468,002
Monotype Imaging Holdings, Inc.*	33,303	280,078
Parametric Technology Corp.*	70,723	977,392

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Progress Software Corp.*	16,155	365,911

		3,038,259

Computers & Peripherals — 0.2%
Rimage Corp.*	22,070	377,176

Construction — 0.5%
Meritage Homes Corp.*	26,630	540,589
Ryland Group, Inc.	29,994	631,974

		1,172,563

Construction & Engineering — 1.0%
EMCOR Group, Inc.*	38,530	975,580
Granite Construction, Inc.	7,610	235,453
Tutor Perni Corp.*(a)	53,030	1,129,539

		2,340,572

Consumer Finance — 0.1%
First Cash Financial Services, Inc.*	19,803	339,225

Consumer Products & Services — 0.2%
Elizabeth Arden, Inc.*	32,603	383,737

Containers & Packaging — 0.3%
AptarGroup, Inc.	17,470	652,679

Distribution/Wholesale — 0.7%
Watsco, Inc.(a)	24,401	1,315,458
WESCO International, Inc.*	10,300	296,640

		1,612,098

Diversified Consumer Services — 0.6%
Sotheby’s(a)	16,500	284,295
Steiner Leisure Ltd. (Bahamas)*	30,580	1,093,541

		1,377,836

Diversified Financial Services — 1.4%
Boston Private Financial Holdings, Inc.	56,390	367,099
Financial Federal Corp.	73,565	1,815,584
KBW, Inc.*	18,527	596,940
MF Global Ltd. (Bermuda)*(a)	48,130	349,905

		3,129,528

Diversified Machinery — 0.2%
Intermec, Inc.*	40,219	567,088

Electric Utilities — 0.8%
Great Plains Energy, Inc.	11,530	206,964
NorthWestern Corp.	8,950	218,648
NV Energy, Inc.	79,830	925,230
Portland General Electric Co.	19,770	389,864

		1,740,706

Electrical Equipment — 1.0%
EnerSys*	28,160	622,899
GrafTech International Ltd.*	34,610	508,767
Regal-Beloit Corp.	26,750	1,222,743

		2,354,409

Electronic Components — 0.1%
Empire District Electric Co. (The)	6,441	116,518

Electronic Components & Equipment — 0.1%
Gentex Corp.	20,770	293,895

Electronic Equipment & Instruments — 0.2%
Littelfuse, Inc.*	14,950	392,288

Energy Equipment & Services — 2.8%
Atlas Energy, Inc.	62,770	1,699,184
Dril-Quip, Inc.*	18,984	942,366
Gulf Island Fabrication, Inc.	34,240	641,657
Hornbeck Offshore Services, Inc.*	33,970	936,213
ION Geophysical Corp.*(a)	86,570	304,726
Key Energy Services, Inc.*	33,250	289,275
Matrix Service Co.*	40,540	440,670
National Oilwell Varco, Inc.*	13,020	561,553
Superior Well Services, Inc.*	18,060	174,821
T-3 Energy Services, Inc.*	17,780	350,266

		6,340,731

Entertainment & Leisure — 0.2%
Gaylord Entertainment Co.*	19,670	395,367

Environmental Services — 0.4%
Waste Connections, Inc.*	29,936	863,953

Exchange Traded Funds — 1.6%
iShares Nasdaq Biotechnology Index Fund*(a)	15,030	1,222,841
iShares Russell 2000 Value Index Fund(a)	42,913	2,425,872

		3,648,713

Financial — Bank & Trust — 2.8%
Bank of the Ozarks, Inc.	29,404	780,088
Capital City Bank Group, Inc.(a)	10,210	144,982
First Financial Bankshares, Inc.(a)	22,762	1,125,809
FirstMerit Corp.	12,596	239,710
Glacier Bancorp, Inc.(a)	47,409	708,291
NewAlliance Bancshares, Inc.	42,048	449,914
PacWest Bancorp(a)	16,069	306,114
Prosperity Bancshares, Inc.	35,328	1,229,061
Provident Financial Services, Inc.	7,105	73,110
SCBT Financial Corp.	18,029	506,615
Seacoast Banking Corp. of Florida	51,081	128,724
Southcoast Financial Corp.*	13,375	65,203
Sterling Bancorp	4,606	33,255
Summit State Bank	9,962	58,477
SY Bancorp, Inc.	5,346	123,439
Texas Capital Bancshares, Inc.*	15,202	256,002
United Community Banks, Inc.*(a)	17,418	87,090
WSFS Financial Corp.	5,969	159,014

		6,474,898

Financial — Brokerage — 0.2%
Compass Diversified Holdings	36,548	382,658
Teton Advisors, Inc. (Class B Stock)*	489	—

		382,658

Financial Services — 2.4%
Apollo Investment Corp.	57,302	547,234
Ares Capital Corp.	45,717	503,801
Berkshire Hills Bancorp, Inc.	9,801	215,034
BGC Partners, Inc. (Class A Stock)	35,856	153,464
Brookline Bancorp, Inc.	52,550	510,786
Cypress Sharpridge Investments, Inc.	36,647	520,387
Home BancShares, Inc.	19,467	426,717

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Knight Capital Group, Inc. (Class A Stock)*	33,112	720,186
MB Financial, Inc.	10,700	224,379
NRDC Acquisition Corp.*	34,220	353,835
PennantPark Investment Corp.(a)	48,787	395,663
RSC Holdings, Inc.*	110,793	805,465

		5,376,951

Food & Staples Retailing — 0.2%
Weis Markets, Inc.	18,130	579,253

Food Products — 0.4%
Nash-Finch Co.	6,408	175,195
Sensient Technologies Corp.	13,325	370,035
Smithfield Foods, Inc.*	28,210	389,298

		934,528

Foods — 1.7%
American Italian Pasta Co. (Class A Stock)*	14,630	397,643
Casey’s General Stores, Inc.	59,685	1,872,915
Hain Celestial Group, Inc. (The)*	23,600	452,412
Lance, Inc.	17,881	461,688
TreeHouse Foods, Inc.*(a)	17,510	624,582

		3,809,240

Gas Utilities — 0.5%
New Jersey Resources Corp.	12,890	468,036
Northwest Natural Gas Co.	15,730	655,312

		1,123,348

Healthcare Equipment & Supplies — 0.2%
National Dentex Corp.*	62,540	532,841

Healthcare Products — 0.5%
American Medical Systems Holdings, Inc.*	48,112	814,055
Kinetic Concepts, Inc.*(a)	7,687	284,265

		1,098,320

Healthcare Providers & Services — 1.8%
Cross Country Healthcare, Inc.*	68,990	642,297
LifePoint Hospitals, Inc.*	42,170	1,141,120
Lincare Holdings, Inc.*(a)	28,162	880,062
RehabCare Group, Inc.*	64,540	1,399,873

		4,063,352

Healthcare Services — 0.8%
Amedisys, Inc.*(a)	32,861	1,433,725
Hill-Rom Holdings, Inc.(a)	15,836	344,908

		1,778,633

Healthcare Technology — 0.1%
MedQuist, Inc.	20,660	131,398

Hotels, Restaurants & Leisure — 0.8%
Ameristar Casinos, Inc.	29,260	461,723
Brinker International, Inc.	15,510	243,972
Choice Hotels International, Inc.	13,582	421,857
CKE Restaurants, Inc.	57,000	597,930

		1,725,482

Household Durables — 1.1%
Snap-on, Inc.	31,703	1,101,996
Tupperware Brands Corp.	36,550	1,459,076

		2,561,072

Household Products — 0.4%
Central Garden & Pet Co. (Class A Stock)*	83,200	909,376

Insurance — 6.8%
Allied World Assurance Co. Holdings Ltd. (Bermuda)	36,610	1,754,717
Ambac Financial Group, Inc.(a)	71,835	120,683
American Equity Investment Life Holding Co.	127,316	893,758
Arch Capital Group Ltd. (Bermuda)*	12,390	836,821
Aspen Insurance Holdings Ltd. (Bermuda)	43,034	1,139,110
Assured Guaranty Ltd. (Bermuda)	12,658	245,818
CNA Surety Corp.*	57,542	932,180
Donegal Group, Inc.	18,663	288,157
EMC Insurance Group, Inc.	26,750	565,228
Max Capital Group Ltd. (Bermuda)	63,713	1,361,547
Meadowbrook Insurance Group, Inc.	340,297	2,518,198
MGIC Investment Corp.*	39,930	295,881
PMI Group, Inc. (The)	29,410	124,993
ProAssurance Corp.*	21,165	1,104,601
RLI Corp.	13,618	718,758
Tower Group, Inc.	25,261	616,116
W.R. Berkely Corp.	16,381	414,112
Willis Group Holdings Ltd. (Bermuda)	27,847	785,842
Zenith National Insurance Corp.	27,360	845,424

		15,561,944

Internet & Catalog Retail — 0.1%
HSN, Inc.*	8,540	139,031

Iron / Steel — 0.3%
Olympic Steel, Inc.(a)	23,987	688,187

Leisure Equipment & Products — 0.8%
Callaway Golf Co.	197,795	1,505,220
Pool Corp.	19,121	424,869

		1,930,089

Life Science Tools & Services — 0.1%
Enzo Biochem, Inc.*	42,570	301,396

Machinery — 3.1%
Albany International Corp. (Class A Stock)	51,320	995,608
Altra Holdings, Inc.*	137,330	1,536,723
IDEX Corp.	16,930	473,193
Kaydon Corp.	26,200	849,404
Mueller Water Products, Inc. (Class A Stock)	154,930	849,016
RBC Bearings, Inc.*	57,560	1,342,875
Wabtec Corp.(a)	28,700	1,077,111

		7,123,930

Machinery & Equipment — 2.1%
Actuant Corp. (Class A Stock)	105,698	1,697,510
Applied Industrial Technologies, Inc.	52,322	1,107,133
Franklin Electric Co., Inc.	10,325	296,018
Graco, Inc.	16,470	459,019
Robbins & Myers, Inc.	19,290	452,929

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Tennant Co.	27,113	787,904

		4,800,513

Marine — 0.5%
Kirby Corp.*(a)	30,620	1,127,428

Medical Supplies & Equipment — 0.8%
Cardiac Science Corp.*	93,816	375,264
Edwards Lifesciences Corp.*	9,619	672,464
Symmetry Medical, Inc.*	80,026	829,870

		1,877,598

Metals & Mining — 2.8%
Carpenter Technology Corp.	18,790	439,498
Cliffs Natural Resources, Inc.	7,350	237,846
Commercial Metals Co.	29,883	534,906
Haynes International, Inc.*	41,646	1,325,176
Horsehead Holding Corp.*	44,390	520,251
Kaiser Aluminum Corp.	54,024	1,964,312
Mueller Industries, Inc.	61,465	1,467,169

		6,489,158

Multi-Utilities — 0.1%
CMS Energy Corp.(a)	19,170	256,878

Oil, Gas & Consumable Fuels — 3.2%
Bill Barrett Corp.*	26,860	880,739
Brigham Exploration Co.*	59,996	544,764
Denbury Resources, Inc.*	37,150	562,080
Golar LNG Ltd. (Bermuda)(a)	11,880	131,393
Goodrich Petroleum Corp.*(a)	37,616	970,869
Laclede Group, Inc. (The)	5,670	182,347
Oil States International, Inc.*	23,499	825,520
Resolute Energy Corp.*	63,530	657,535
Rex Energy Corp.*	99,891	834,090
South Jersey Industries, Inc.	860	30,358
Southwest Gas Corp.	26,280	672,242
St. Mary Land & Exploration Co.	9,700	314,862
XTO Energy, Inc.	17,465	721,654

		7,328,453

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.*	58,090	387,460

Professional Services — 0.9%
CDI Corp.	560	7,868
COMSYS IT Partners, Inc.*	40,970	262,208
Korn/Ferry International*	16,950	247,300
TrueBlue, Inc.*	61,640	867,275
Watson Wyatt Worldwide, Inc. (Class A Stock)	13,830	602,435

		1,987,086

Real Estate Investment Trusts — 7.0%
Acadia Realty Trust	44,142	665,220
American Campus Communities, Inc.	59,621	1,600,824
BioMed Realty Trust, Inc.(a)	122,645	1,692,501
Cogdell Spencer, Inc.	63,660	305,568
Corporate Office Properties Trust(a)	6,200	228,656
Cousins Properties, Inc.(a)	41,075	340,101
Digital Realty Trust, Inc.	34,612	1,582,115
EastGroup Properties, Inc.	6,170	235,817
Entertainment Properties Trust	28,619	977,053
LaSalle Hotel Properties	86,870	1,707,864
MFA Mortgage Investments, Inc.	157,150	1,250,914
Mid-America Apartment Communities, Inc.(a)	19,850	895,830
National Retail Properties, Inc.(a)	67,058	1,439,735
Omega Healthcare Investors, Inc.	66,373	1,063,295
Parkway Properties, Inc.	65,318	1,286,765
Saul Centers, Inc.	6,380	204,798
Senior Housing Properties Trust	11,880	227,027
Washington Real Estate Investment Trust(a)	8,060	232,128

		15,936,211

Real Estate Management & Development — 1.0%
CB Richard Ellis Group, Inc. (Class A Stock)*(a)	54,780	643,117
Jones Lang LaSalle, Inc.	32,610	1,544,736

		2,187,853

Restaurants — 0.8%
California Pizza Kitchen, Inc.*	77,474	1,210,144
CEC Entertainment, Inc.*(a)	25,819	667,679

		1,877,823

Retail & Merchandising — 1.6%
Aaron’s, Inc.	38,156	1,007,318
Big Lots, Inc.*	18,385	459,993
Finish Line, Inc. (The) (Class A Stock)	67,448	685,272
Hibbett Sports, Inc.*(a)	33,720	614,715
Pantry, Inc. (The)*	18,370	288,042
Tractor Supply Co.*	10,885	527,052

		3,582,392

Road & Rail — 0.9%
Genesee & Wyoming, Inc. (Class A Stock)*	17,190	521,201
J.B. Hunt Transport Services, Inc.(a)	25,980	834,737
Landstar System, Inc.	16,030	610,102

		1,966,040

Semiconductors & Semiconductor Equipment — 5.5%
ATMI, Inc.*(a)	21,397	388,355
Emulex Corp.*	59,048	607,604
Entegris, Inc.*	316,320	1,565,784
Exar Corp.*	151,640	1,114,554
Fairchild Semiconductor International, Inc.*	177,427	1,815,078
FormFactor, Inc.*	12,164	290,963
Micrel, Inc.	60,740	495,031
MKS Instruments, Inc.*	38,049	733,965
Omnivision Technologies, Inc.*	83,720	1,362,962
ON Semiconductor Corp.*(a)	136,780	1,128,435
Semtech Corp.*	41,346	703,295
Varian Semiconductor Equipment Associates, Inc.*	34,920	1,146,773
Verigy Ltd. (Singapore)*	111,680	1,297,722

		12,650,521

Software — 2.3%
Citrix Systems, Inc.*(a)	40,020	1,569,985
EPIQ Systems, Inc.*	29,130	422,385
Lawson Software, Inc.*	380,317	2,373,178
McAfee, Inc.*	21,910	959,439

		5,324,987

SP SMALL CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Specialty Retail — 1.8%
Aeropostale, Inc.*	7,059	306,855
Cato Corp. (The) (Class A Stock)	65,600	1,331,024
Children’s Place Retail Stores, Inc. (The)*	35,943	1,076,852
Jos. A. Bank Clothiers, Inc.*	8,990	402,482
MarineMax, Inc.*	50,060	390,969
Williams-Sonoma, Inc.	27,080	547,828

		4,056,010

Telecommunications — 1.5%
ADC Telecommunications, Inc.*(a)	61,112	509,674
Anixter International, Inc.*	25,800	1,034,838
Knology, Inc.*	49,272	480,402
Polycom, Inc.*(a)	26,079	697,613
Premiere Global Services, Inc.*	73,580	611,450

		3,333,977

Textiles — 0.3%
G & K Services, Inc. (Class A Stock)	30,132	667,725

Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc.*	29,340	783,378
Fossil, Inc.*	51,118	1,454,307
Hanesbrands, Inc.*(a)	57,130	1,222,582
Timberland Co. (Class A Stock)*(a)	64,540	898,397

		4,358,664

Thrifts & Mortgage Finance — 0.3%
First Financial Holdings, Inc.	18,830	300,715
Westfield Financial, Inc.	55,570	470,678

		771,393

Trading Companies & Distributors — 0.4%
Beacon Roofing Supply, Inc.*	27,644	441,751
Rush Enterprises, Inc. (Class A Stock)*	40,420	522,226

		963,977

Transportation — 0.4%
Aegean Marine Petroleum Network, Inc. (Marshall Island)	40,236	905,310

Utilities — 2.1%
Cleco Corp.	42,044	1,054,464
El Paso Electric Co.*	107,408	1,897,899
MGE Energy, Inc.	21,748	793,367
UniSource Energy Corp.	11,490	353,318
Westar Energy, Inc.	39,312	766,977

		4,866,025

TOTAL LONG-TERM INVESTMENTS (cost $215,604,824)		223,341,458

SHORT-TERM INVESTMENT — 18.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $41,259,252; includes $37,961,204 of cash collateral for securities on loan)(b)(w)	41,259,252	41,259,252

TOTAL INVESTMENTS — 115.8% (cost $256,864,076)		264,600,710
Liabilities in excess of other assets — (15.8)%		(36,171,552)

NET ASSETS — 100.0%		$228,429,158

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $36,481,778; cash collateral of $37,961,204 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$223,341,458	$—	$—
Affiliated Money Market Mutual Fund	41,259,252	—	—

	$264,600,710	$—	$—
Other Financial Instruments*	—	—	—

Total	$264,600,710	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

As of September 30, 2009, the Portfolio had one Level 3 security with a fair value of $0.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO.

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.1%
COMMON STOCKS
Beverages — 4.1%
PepsiCo, Inc.	28,600	$1,677,676

Biotechnology — 7.1%
Celgene Corp.*	25,225	1,410,078
Gilead Sciences, Inc.*	32,275	1,503,369

		2,913,447

Capital Markets — 7.2%
Blackstone Group LP (The)	25,148	357,102
Credit Suisse Group AG, ADR (Switzerland)	5,800	322,770
Goldman Sachs Group, Inc. (The)	12,400	2,285,940

		2,965,812

Communication Equipment — 8.6%
Cisco Systems, Inc.*	55,750	1,312,355
QUALCOMM, Inc.	49,550	2,228,759

		3,541,114

Computers & Peripherals — 10.6%
Apple, Inc.*	14,837	2,750,335
Hewlett-Packard Co.	15,925	751,819
NetApp, Inc.*	32,900	877,772

		4,379,926

Diversified Financial Services — 3.1%
CME Group, Inc.	1,250	385,238
JPMorgan Chase & Co.	20,300	889,546

		1,274,784

Electrical Equipment — 0.6%
Vestas Wind Systems A/S (Denmark)*	10,300	250,496

Energy Equipment & Services — 4.7%
Baker Hughes, Inc.	3,700	157,842
Schlumberger Ltd. (Netherlands)	10,500	625,800
Weatherford International Ltd.(Switzerland)*	56,000	1,160,880

		1,944,522

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	9,250	522,255

Healthcare Equipment & Supplies — 2.6%
Baxter International, Inc.	19,100	1,088,891

Healthcare Providers & Services — 4.0%
Medco Health Solutions, Inc.*	29,855	1,651,280

Internet & Catalog Retail — 4.0%
Amazon.com, Inc.*	17,400	1,624,464

Internet Software & Services — 10.7%
Baidu, Inc., ADR (Cayman Islands)*	4,100	1,603,305
Google, Inc. (Class A Stock)*	5,650	2,801,552

		4,404,857

IT Services — 3.0%
Visa, Inc. (Class A Stock)	17,800	1,230,158

Machinery — 2.2%
Danaher Corp.	6,200	417,384
Illinois Tool Works, Inc.	11,700	499,707

		917,091

Metals & Mining — 1.1%
Arcelormittal (Luxembourg)	11,700	434,538

Multi-Line Retail — 2.5%
Kohl’s Corp.*	10,700	610,435
Target Corp.	9,300	434,124

		1,044,559

Oil, Gas and Consumable Fuels — 8.3%
Occidental Petroleum Corp.	24,400	1,912,960
Petroleo Brasileiro SA, ADR (Brazil)	16,600	761,940
Suncor Energy, Inc. (Canada)	21,300	736,128

		3,411,028

Pharmaceuticals — 7.6%
Alcon, Inc. (Switzerland)	12,100	1,677,907
Teva Pharmaceutical Industries Ltd., ADR (Israel)	28,395	1,435,651

		3,113,558

Semiconductor & Semi-Conductor Instruments — 1.6%
Intel Corp.	34,040	666,163

Semiconductors — 0.8%
KLA-Tencor Corp.	9,300	333,498

Software — 3.4%
Adobe Systems, Inc.*	42,500	1,404,200

TOTAL LONG-TERM INVESTMENTS (cost $31,624,883)		40,794,317

SHORT-TERM INVESTMENT — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $159,986)(w)	159,986	159,986

TOTAL INVESTMENTS — 99.5% (cost $31,784,869)		40,954,303
Other assets in excess of liabilities — 0.5%		202,295

NET ASSETS — 100.0%		$41,156,598

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$40,794,317	$—	$—
Affiliated Money Market Mutual Fund	159,986	—	—

	$40,954,303	$—	$—
Other Financial Instruments*	—	—	—

Total	$40,954,303	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 98.0%

	Shares	Value
COMMON STOCKS
Aerospace & Defense — 2.6%
Boeing Co. (The)	154,936	$8,389,784
General Dynamics Corp.	83,900	5,419,940
Goodrich Corp.	24,100	1,309,594
Honeywell International, Inc.	156,650	5,819,548
L-3 Communications Holdings, Inc.	26,000	2,088,320
Lockheed Martin Corp.	71,398	5,574,756
Northrop Grumman Corp.	71,426	3,696,296
Precision Castparts Corp.(a)	28,000	2,852,360
Raytheon Co.	87,518	4,198,238
Rockwell Collins, Inc.	30,600	1,554,480
United Technologies Corp.	196,100	11,948,373

		52,851,689

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.(a)	38,200	2,206,050
Expeditors International of Washington, Inc.	41,600	1,462,240
FedEx Corp.	64,740	4,869,743
United Parcel Service, Inc. (Class B Stock)	209,400	11,824,818

		20,362,851

Airlines — 0.1%
Southwest Airlines Co.	164,137	1,575,715

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)(b)	49,600	844,688
Johnson Controls, Inc.(a)	128,500	3,284,460

		4,129,148

Automobiles — 0.3%
Ford Motor Co.(a)(b)	670,659	4,835,451
Harley-Davidson, Inc.	52,600	1,209,800

		6,045,251

Beverages — 2.6%
Brown-Forman Corp. (Class B Stock)	20,500	988,510
Coca-Cola Co. (The)(a)	485,900	26,092,830
Coca-Cola Enterprises, Inc.	69,000	1,477,290
Constellation Brands, Inc. (Class A Stock)(b)	43,200	654,480
Dr. Pepper Snapple Group, Inc.(b)	57,400	1,650,250
Molson Coors Brewing Co. (Class B Stock)	31,100	1,513,948
Pepsi Bottling Group, Inc.	28,600	1,042,184
PepsiCo, Inc.	333,540	19,565,456

		52,984,948

Biotechnology — 1.7%
Amgen, Inc.(b)	213,364	12,850,914
Biogen Idec, Inc.(b)	62,325	3,148,659
Celgene Corp.(b)	93,800	5,243,420
Cephalon, Inc.(a)(b)	15,400	896,896
Genzyme Corp., (a)(b)	53,900	3,057,747
Gilead Sciences, Inc.(b)	191,600	8,924,728

		34,122,364

Building Products — 0.1%
Masco Corp.	81,300	1,050,396

Capital Markets — 3.1%
Ameriprise Financial, Inc.	51,600	1,874,628
Bank of New York Mellon Corp. (The)	254,989	7,392,131
Charles Schwab Corp. (The)	208,200	3,987,030
E*Trade Financial Corp., (b)	180,800	316,400
Federated Investors, Inc. (Class B Stock)	22,600	595,962
Franklin Resources, Inc.(a)	33,600	3,380,160
Goldman Sachs Group, Inc. (The)	108,500	20,001,975
Invesco Ltd.	91,400	2,080,264
Janus Capital Group, Inc.(a)	39,000	553,020

STOCK INDEX (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Legg Mason, Inc.	32,600	$1,011,578
Morgan Stanley	288,110	8,896,837
Northern Trust Corp.	51,000	2,966,160
State Street Corp.	104,900	5,517,740
T. Rowe Price Group, Inc.	60,600	2,769,420

		61,343,305

Chemicals — 2.0%
Air Products & Chemicals, Inc.	44,700	3,467,826
Airgas, Inc.	14,400	696,528
CF Industries Holdings, Inc.,	10,000	862,300
Dow Chemical Co. (The)	237,061	6,180,180
E.I. du Pont de Nemours & Co.	194,191	6,241,299
Eastman Chemical Co.	15,800	845,932
Ecolab, Inc.	50,000	2,311,500
FMC Corp.	15,300	860,625
International Flavors & Fragrances, Inc.	16,100	610,673
Monsanto Co.	113,896	8,815,550
PPG Industries, Inc.	35,800	2,083,918
Praxair, Inc.	66,700	5,448,723
Sigma-Aldrich Corp.(a)	27,600	1,489,848

		39,914,902

Commercial Banks — 2.8%
BB&T Corp.(a)	142,200	3,873,528
Comerica, Inc.	36,450	1,081,471
Fifth Third Bancorp	163,649	1,657,764
First Horizon National Corp.(a)	49,243	651,481
Huntington Bancshares, Inc.(a)	130,775	615,950
KeyCorp	174,700	1,135,550
M&T Bank Corp.(a)	15,200	947,264
Marshall & Ilsley Corp.	71,198	574,568
PNC Financial Services Corp. (a)	99,393	4,829,506
Regions Financial Corp.(a)	252,212	1,566,237
SunTrust Banks, Inc.	103,000	2,322,650
U.S. Bancorp	407,481	8,907,535
Wells Fargo & Co.	989,486	27,883,715
Zions Bancorporation(a)	30,300	544,491

		56,591,710

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	25,400	914,654
Cintas Corp.	26,500	803,215
Iron Mountain, Inc.(a)(b)	39,200	1,045,072
Pitney Bowes, Inc.(a)	43,500	1,080,975
Republic Services, Inc.	65,410	1,737,944
RR Donnelley & Sons Co.	46,600	990,716
Stericycle, Inc.(a)(b)	19,300	935,085
Waste Management, Inc.(a)	103,530	3,087,264

		10,594,925

Communications Equipment — 2.7%
Ciena Corp.(b)	10,657	173,496
Cisco Systems, Inc.(b)	1,219,600	28,709,384
Harris Corp.	28,200	1,060,320
JDS Uniphase Corp.(b)	45,587	324,124
Juniper Networks, Inc.(a)(b)	111,200	3,004,624
Motorola, Inc.	492,795	4,233,109
QUALCOMM, Inc.	352,100	15,837,458
Tellabs, Inc.(b)	88,000	608,960

		53,951,475

Computers & Peripherals — 5.6%
Apple, Inc.(b)	190,600	35,331,522
Dell, Inc.(a)(b)	365,900	5,583,634
EMC Corp.(a)(b)	434,874	7,410,253
Hewlett-Packard Co.	506,416	23,907,899
International Business Machines Corp.	279,100	33,383,151
Lexmark International, Inc. (Class A Stock)(b)	15,514	334,172
NetApp, Inc. (a)(b)	72,000	1,920,960
QLogic Corp.(b)	27,700	476,440
SanDisk Corp.(b)	41,800	907,060
Sun Microsystems, Inc.(b)	168,050	1,527,574

STOCK INDEX (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Teradata Corp.(b)	38,200	$1,051,264
Western Digital Corp.(b)	45,900	1,676,727

		113,510,656

Construction & Engineering — 0.2%
Fluor Corp.	38,000	1,932,300
Jacobs Engineering Group, Inc.(a)(b)	26,500	1,217,675
Quanta Services, Inc.(b)	36,400	805,532

		3,955,507

Construction Materials — 0.1%
Vulcan Materials Co.(a)	23,700	1,281,459

Consumer Finance — 0.8%
American Express Co.	258,100	8,749,590
Capital One Financial Corp.	96,169	3,436,119
Discover Financial Services	120,505	1,955,796
SLM Corp.(b)	99,000	863,280

		15,004,785

Containers & Packaging — 0.2%
Ball Corp.	20,400	1,003,680
Bemis Co., Inc.	21,300	551,883
Owens-Illinois, Inc.(b)	37,100	1,368,990
Pactiv Corp.(b)	29,300	763,265
Sealed Air Corp.	33,020	648,183

		4,336,001

Distributors — 0.1%
Genuine Parts Co.	33,025	1,256,932

Diversified Consumer Services — 0.2%
Apollo Group, Inc. (Class A Stock)(b)	26,900	1,981,723
DeVry, Inc.	11,300	625,116
H&R Block, Inc.	71,000	1,304,980

		3,911,819

Diversified Financial Services — 4.5%
Bank of America Corp.	1,836,132	31,067,354
Citigroup, Inc.	2,762,576	13,370,868
CME Group, Inc.	14,070	4,336,233
IntercontinentalExchange, Inc. (b)	16,000	1,555,040
JPMorgan Chase & Co.	833,045	36,504,032
Leucadia National Corp.(a)	38,900	961,608
Moody’s Corp., (a)	42,120	861,775
Nasdaq OMX Group, Inc. (The)(b)	25,700	540,985
NYSE Euronext	56,700	1,638,063

		90,835,958

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	1,250,911	33,787,106
CenturyTel, Inc.	63,130	2,121,168
Frontier Communications Corp.	77,200	582,088
Qwest Communications International, Inc.(a)	322,047	1,226,999
Verizon Communications Group, Inc.	608,238	18,411,364
Windstream Corp.	99,665	1,009,607

		57,138,332

Electric Utilities — 2.0%
Allegheny Energy, Inc.	32,600	864,552
American Electric Power Co., Inc.	102,840	3,187,011
Duke Energy Corp.	273,682	4,307,755
Edison International	68,100	2,286,798
Entergy Corp.	40,800	3,258,288
Exelon Corp.	140,050	6,949,281
FirstEnergy Corp.	61,336	2,804,282
FPL Group, Inc.	88,500	4,887,855
Northeast Utilities	32,100	762,054
Pepco Holdings, Inc.	47,400	705,312
Pinnacle West Capital Corp.	20,900	685,938
PPL Corp.(a)	83,200	2,524,288
Progress Energy, Inc.	58,414	2,281,651
Southern Co. (The)	164,100	5,197,047

		40,702,112

Electrical Equipment — 0.4%
Emerson Electric Co.	159,600	6,396,768

STOCK INDEX (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Rockwell Automation, Inc.	30,300	$1,290,780

		7,687,548

Electronic Equipment & Instruments — 0.5%
Agilent Technologies, Inc.(a)(b)	71,582	1,992,127
Amphenol Corp. (Class A Stock)	34,700	1,307,496
Corning, Inc.	335,600	5,138,036
FLIR Systems, Inc.(a)(b)	27,700	774,769
Jabil Circuit, Inc.	44,000	590,040
Molex, Inc.	26,600	555,408

		10,357,876

Energy Equipment & Services — 1.8%
Baker Hughes, Inc.(a)	62,930	2,684,594
BJ Services Co.	61,100	1,187,173
Cameron International Corp.(b)	43,800	1,656,516
Diamond Offshore Drilling, Inc.(a)	13,900	1,327,728
ENSCO International, Inc.	32,200	1,369,788
FMC Technologies, Inc. (b)	24,500	1,279,880
Halliburton Co.	185,000	5,017,200
Nabors Industries Ltd. (Bermuda)(b)	60,800	1,270,720
National Oilwell Varco, Inc.(b)	88,200	3,804,066
Rowan Cos., Inc.	24,100	555,987
Schlumberger Ltd.	252,700	15,060,920
Smith International, Inc.	42,300	1,214,010

		36,428,582

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	93,432	5,275,171
CVS Caremark Corp.	301,038	10,759,098
Kroger Co. (The)	142,600	2,943,264
Safeway, Inc.	91,000	1,794,520
SUPERVALU, Inc.	47,508	715,470
Sysco Corp.	123,700	3,073,945
Walgreen Co.	204,800	7,673,856
Wal-Mart Stores, Inc.	460,900	22,625,581
Whole Foods Market, Inc. (a)(b)	28,300	862,867

		55,723,772

Food Products — 1.7%
Archer-Daniels-Midland Co.	138,738	4,053,924
Campbell Soup Co.	39,300	1,281,966
ConAgra Foods, Inc.	94,500	2,048,760
Dean Foods Co.(b)	38,800	690,252
General Mills, Inc.	70,600	4,545,228
H.J. Heinz Co.	68,150	2,708,963
Hershey Co. (The)(a)	35,800	1,391,188
Hormel Foods Corp.	15,500	550,560
J.M. Smucker Co. (The)	25,700	1,362,357
Kellogg Co.	55,200	2,717,496
Kraft Foods, Inc. (Class A Stock)	316,211	8,306,863
McCormick & Co., Inc.	27,600	936,744
Sara Lee Corp.	151,100	1,683,254
Tyson Foods, Inc. (Class A Stock)	66,600	841,158

		33,118,713

Gas Utilities — 0.1%
EQT Corp.	25,100	1,069,260
Nicor, Inc.	10,200	373,218
Questar Corp.	33,200	1,246,992

		2,689,470

Healthcare Equipment & Supplies — 1.9%
Baxter International, Inc.	126,400	7,206,064
Becton, Dickinson & Co.	49,400	3,445,650
Boston Scientific Corp.(b)	325,499	3,447,034
C.R. Bard, Inc.(a)	21,000	1,650,810
Carefusion Corp.(b)	36,238	789,978
Densply International, Inc.	31,700	1,094,918
Hospira, Inc.(b)	35,420	1,579,732
Intuitive Surgical, Inc.(a)(b)	8,100	2,124,225
Medtronic, Inc.	239,100	8,798,880
St. Jude Medical, Inc.(b)	75,700	2,953,057
Stryker Corp.(a)	55,600	2,525,908
Varian Medical Systems, Inc.(a)(b)	23,300	981,629

STOCK INDEX (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Zimmer Holdings, Inc.(b)	47,186	$2,522,092

		39,119,977

Healthcare Providers & Services — 2.0%
Aetna, Inc.	95,948	2,670,233
AmerisourceBergen Corp.	65,600	1,468,128
Cardinal Health, Inc.	72,475	1,942,330
CIGNA Corp.(a)	60,800	1,707,872
Coventry Health Care, Inc.(b)	32,750	653,690
DaVita, Inc.(b)	23,600	1,336,704
Express Scripts, Inc.(b)	55,000	4,266,900
Humana, Inc.(a)(b)	38,300	1,428,590
Laboratory Corp. of America Holdings(a)(b)	22,300	1,465,110
McKesson Corp.	55,707	3,317,352
Medco Health Solutions, Inc.(b)	101,992	5,641,177
Patterson Cos., Inc.(a)(b)	17,100	465,975
Quest Diagnostics, Inc.	34,800	1,816,212
Tenet Healthcare Corp.(b)	90,000	529,200
UnitedHealth Group, Inc.	250,200	6,265,008
WellPoint, Inc.(b)	104,300	4,939,648

		39,914,129

Healthcare Technology
IMS Health, Inc.	36,820	565,187

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	89,100	2,965,248
Darden Restaurants, Inc.	30,850	1,052,911
International Game Technology	57,300	1,230,804
Marriott International, Inc. (Class A Stock)(a)	48,538	1,339,163
McDonald’s Corp.	235,300	13,428,571
Starbucks Corp.(a)(b)	153,100	3,161,515
Starwood Hotels & Resorts Worldwide, Inc. (a)	36,000	1,189,080
Wyndham Worldwide Corp.	41,363	675,044
Wynn Resorts Ltd.(b)	12,000	850,680
Yum! Brands, Inc. (a)	92,400	3,119,424

		29,012,440

Household Durables — 0.4%
Black & Decker Corp. (The)	11,400	527,706
D.R. Horton, Inc.(a)	55,200	629,832
Fortune Brands, Inc.	33,800	1,452,724
Harman International Industries, Inc.	14,100	477,708
KB Home	16,232	269,613
Leggett & Platt, Inc.	36,800	713,920
Lennar Corp. (Class A Stock)	22,200	316,350
Newell Rubbermaid, Inc.	64,649	1,014,343
Pulte Homes, Inc.(a)	61,685	677,918
Snap-On, Inc.	12,700	441,452
Stanley Works (The)	17,500	747,075
Whirlpool Corp.(a)	14,607	1,021,906

		8,290,547

Household Products — 2.5%
Clorox Co.	28,700	1,688,134
Colgate-Palmolive Co.	104,500	7,971,260
Kimberly-Clark Corp.	90,988	5,366,472
Procter & Gamble Co.	614,481	35,590,740

		50,616,606

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)(b)	145,300	2,153,346
Constellation Energy Group, Inc.	43,950	1,422,662
Dynegy, Inc. (Class A Stock)(b)	92,800	236,640

		3,812,648

Industrial Conglomerates — 2.4%
3M Co.(a)	147,600	10,892,880
General Electric Co.	2,241,400	36,803,788
Textron, Inc.(a)	48,400	918,632

		48,615,300

Insurance — 2.4%
Aflac, Inc.	101,900	4,355,206

STOCK INDEX (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Allstate Corp. (The)	119,288	$3,652,599
American International Group, Inc.(a)(b)	25,229	1,112,851
Aon Corp.(a)	60,525	2,462,762
Assurant, Inc.	24,500	785,470
Chubb Corp. (The)	78,700	3,967,267
Cincinnati Financial Corp.	39,028	1,014,338
Genworth Financial, Inc. (Class A Stock)	105,200	1,257,140
Hartford Financial Services Group, Inc.	79,000	2,093,500
Lincoln National Corp.(a)	62,963	1,631,371
Loews Corp.	74,026	2,535,390
Marsh & McLennan Cos., Inc.	114,700	2,836,531
MBIA, Inc. (a)(b)	36,550	283,628
MetLife, Inc.	176,700	6,726,969
Principal Financial Group, Inc.	65,500	1,794,045
Progressive Corp. (The)	144,100	2,389,178
Torchmark Corp.	21,300	925,059
Travelers Cos., Inc. (The)	123,698	6,089,653
Unum Group	75,756	1,624,209
XL Capital Ltd. (Class A Stock)	74,300	1,297,278

		48,834,444

Internet & Catalog Retail — 0.4%
Amazon.com, Inc.(a)(b)	69,300	6,469,848
Expedia, Inc.(b)	44,900	1,075,355

		7,545,203

Internet Software & Services — 1.8%
Akamai Technologies, Inc.(a)(b)	36,100	710,448
eBay, Inc.(b)	228,200	5,387,802
Google, Inc. (Class A Stock)(b)	51,300	25,437,105
VeriSign, Inc.(a)(b)	44,500	1,054,205
Yahoo!, Inc.(b)	250,200	4,456,062

		37,045,622

IT Services — 1.1%
Affiliated Computer Services, Inc. (Class A Stock)(b)	22,500	1,218,825
Automatic Data Processing, Inc.	106,000	4,165,800
Cognizant Technology Solutions Corp. (Class A Stock)(b)	58,400	2,257,744
Computer Sciences Corp.(b)	33,600	1,771,056
Convergys Corp.(b)	32,200	320,068
Fidelity National Information Services, Inc.	41,900	1,068,869
Fiserv, Inc.(b)	34,700	1,672,540
Mastercard, Inc. (Class A Stock)	19,600	3,962,140
Paychex, Inc.	64,250	1,866,462
Total System Services, Inc.	41,593	670,063
Western Union Co. (The)	160,804	3,042,412

		22,015,979

Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	30,000	143,400
Hasbro, Inc.	27,150	753,413
Mattel, Inc.	73,281	1,352,767

		2,249,580

Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)(b)	37,430	1,742,367
Millipore Corp.(a)(b)	12,500	879,125
PerkinElmer, Inc.	27,200	523,328
Thermo Fisher Scientific, Inc.(a)(b)	89,100	3,890,997
Waters Corp.(b)	20,000	1,117,200

		8,153,017

Machinery — 1.6%
Caterpillar, Inc.(a)	127,100	6,524,043
Cummins, Inc.	40,600	1,819,286
Danaher Corp.(a)	55,500	3,736,260
Deere & Co.	91,300	3,918,596
Dover Corp.	39,400	1,527,144
Eaton Corp.	36,500	2,065,535
Flowserve Corp.	12,000	1,182,480
Illinois Tool Works, Inc.	83,600	3,570,556

STOCK INDEX (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

ITT Corp.	37,600	$1,960,840
PACCAR, Inc.(a)	73,328	2,765,199
Pall Corp.	26,200	845,736
Parker Hannifin Corp.	32,087	1,663,390

		31,579,065

Media — 2.6%
CBS Corp. (Class B Stock)(a)	146,668	1,767,349
Comcast Corp. (Class A Stock)	617,546	10,430,352
DIRECTV Group, Inc. (The)(a)(b)	104,900	2,893,142
Gannett Co., Inc.	56,300	704,313
Interpublic Group of Cos., Inc.(a)(b)	82,000	616,640
McGraw-Hill Cos., Inc. (The)	67,800	1,704,492
Meredith Corp.	7,200	215,568
New York Times Co. (The) (Class A Stock)(a)	12,000	97,440
News Corp. (Class A Stock)	480,900	5,765,991
Omnicom Group, Inc.	67,200	2,482,368
Scripps Networks Interactive, Inc. (Class A Stock)	20,300	750,085
Time Warner Cable, Inc.	75,826	3,267,342
Time Warner, Inc.	257,940	7,423,513
Viacom, Inc. (Class B Stock)(b)	131,568	3,689,167
Walt Disney Co. (The)	394,801	10,841,236
Washington Post Co. (The) (Class B Stock)	1,200	561,696

		53,210,694

Metals & Mining — 0.9%
AK Steel Holding Corp.	23,900	471,547
Alcoa, Inc.	197,576	2,592,197
Allegheny Technologies, Inc.	18,440	645,215
Freeport-McMoRan Copper & Gold, Inc.	88,806	6,092,980
Newmont Mining Corp.	106,303	4,679,458
Nucor Corp.	65,000	3,055,650
Titanium Metals Corp. (a)	10,000	95,900
United States Steel Corp.(a)	27,340	1,213,076

		18,846,023

Multiline Retail — 0.9%
Big Lots, Inc.(b)	16,900	422,838
Family Dollar Stores, Inc.	34,400	908,160
J.C. Penney Co., Inc.	48,900	1,650,375
Kohl’s Corp.(a)(b)	64,900	3,702,545
Macy’s, Inc.	91,720	1,677,559
Nordstrom, Inc. (a)	36,500	1,114,710
Sears Holdings Corp.(a)(b)	8,912	582,043
Target Corp.	163,768	7,644,690

		17,702,920

Multi-Utilities — 1.3%
Ameren Corp.	48,500	1,226,080
CenterPoint Energy, Inc.	79,010	982,094
CMS Energy Corp.(a)	48,100	644,540
Consolidated Edison, Inc.	59,600	2,440,024
Dominion Resources, Inc.	126,084	4,349,898
DTE Energy Co.	35,600	1,250,984
Integrys Energy Group, Inc.	17,750	637,047
NiSource, Inc.	57,000	791,730
PG&E Corp.	78,800	3,190,612
Public Service Enterprise Group, Inc.	110,600	3,477,264
SCANA Corp.	25,900	903,910
Sempra Energy	52,554	2,617,715
TECO Energy, Inc.	48,200	678,656
Wisconsin Energy Corp.	22,600	1,020,842
Xcel Energy, Inc.	96,695	1,860,412

		26,071,808

Office Electronics — 0.1%
Xerox Corp.	196,092	1,517,752

Oil, Gas & Consumable Fuels — 9.6%
Anadarko Petroleum Corp. (a)	104,826	6,575,735
Apache Corp.	71,650	6,579,619

STOCK INDEX (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Cabot Oil & Gas Corp.	19,000	$679,250
Chesapeake Energy Corp.	128,400	3,646,560
Chevron Corp.	426,292	30,023,746
ConocoPhillips	317,679	14,346,384
Consol Energy, Inc.	39,700	1,790,867
Denbury Resources, Inc.(b)	43,900	664,207
Devon Energy Corp.	94,000	6,329,020
El Paso Corp.	150,911	1,557,401
EOG Resources, Inc.	51,900	4,334,169
Exxon Mobil Corp.	1,018,270	69,863,505
Hess Corp.	62,000	3,314,520
Marathon Oil Corp.	150,494	4,800,759
Massey Energy Co.	17,500	488,075
Murphy Oil Corp.	40,600	2,337,342
Noble Energy, Inc.	35,900	2,367,964
Occidental Petroleum Corp.	172,700	13,539,680
Peabody Energy Corp.	52,900	1,968,938
Pioneer Natural Resources Co.	21,600	783,864
Range Resources Corp.	32,200	1,589,392
Southwestern Energy Co.(b)	74,900	3,196,732
Spectra Energy Corp.	143,442	2,716,791
Sunoco, Inc.	27,000	768,150
Tesoro Corp.	31,500	471,870
Valero Energy Corp.	112,600	2,183,314
Williams Cos., Inc. (The)	124,400	2,223,028
XTO Energy, Inc.	123,600	5,107,152

		194,248,034

Paper & Forest Products — 0.2%
International Paper Co.	96,267	2,140,015
MeadWestvaco Corp.	38,689	863,152
Weyerhaeuser Co.	45,400	1,663,910

		4,667,077

Personal Products — 0.2%
Avon Products, Inc.	92,900	3,154,884
Estee Lauder Cos., Inc. (The) (Class A Stock)	22,900	849,132

		4,004,016

Pharmaceuticals — 6.9%
Abbott Laboratories	325,100	16,082,697
Allergan, Inc.	64,900	3,683,724
Bristol-Myers Squibb Co.	427,960	9,637,659
Eli Lilly & Co.	218,100	7,203,843
Forest Laboratories, Inc.(b)	64,300	1,892,992
Johnson & Johnson	584,471	35,588,439
King Pharmaceuticals, Inc. (b)	45,233	487,160
Merck & Co., Inc. (a)	449,400	14,214,522
Mylan, Inc.(a)(b)	67,600	1,082,276
Pfizer, Inc.	1,436,108	23,767,587
Schering-Plough Corp.	348,900	9,856,425
Watson Pharmaceuticals, Inc.(a)(b)	20,400	747,456
Wyeth	282,300	13,714,134

		137,958,914

Professional Services — 0.2%
Dun & Bradstreet Corp.	11,300	851,116
Equifax, Inc.	29,100	847,974
Monster Worldwide, Inc.(a)(b)	25,200	440,496
Robert Half International, Inc.	32,500	813,150

		2,952,736

Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., REIT (Class A Stock)(a)	34,974	515,867
AvalonBay Communities, Inc.(a)	16,918	1,230,446
Boston Properties, Inc.(a)	28,700	1,881,285
Equity Residential(a)	57,500	1,765,250
HCP, Inc.	59,500	1,710,030
Health Care REIT, Inc.	23,400	973,908
Host Hotels & Resorts, Inc.(a)	129,000	1,518,330
Kimco Realty Corp.(a)	73,700	961,048
Plum Creek Timber Co., Inc.(a)	35,000	1,072,400
ProLogis	89,500	1,066,840

STOCK INDEX (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Public Storage(a)	27,600	$2,076,624
Simon Property Group, Inc.(a)	59,036	4,098,869
Ventas, Inc.(a)	32,600	1,255,100
Vornado Realty Trust	34,333	2,211,389

		22,337,386

Real Estate Management & Development
CB Richard Ellis Group, Inc. (Class A Stock)(a)(b)	51,100	599,914

Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.	57,426	4,584,317
CSX Corp.	85,124	3,563,291
Norfolk Southern Corp.	76,300	3,289,293
Ryder System, Inc.	12,800	499,968
Union Pacific Corp.	108,100	6,307,635

		18,244,504

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.(a)(b)	115,600	654,296
Altera Corp.	62,500	1,281,875
Analog Devices, Inc.	61,900	1,707,202
Applied Materials, Inc.(a)	270,100	3,619,340
Broadcom Corp. (Class A Stock)(a)(b)	92,450	2,837,291
Intel Corp.	1,195,100	23,388,107
KLA-Tencor Corp.(a)	32,000	1,147,520
Linear Technology Corp.(a)	48,700	1,345,581
LSI Corp.(b)	141,700	777,933
MEMC Electronic Materials, Inc. (b)	39,700	660,211
Microchip Technology, Inc.(a)	38,900	1,030,850
Micron Technology, Inc.(a)(b)	167,700	1,375,140
National Semiconductor Corp.(a)	40,500	577,935
Novellus Systems, Inc. (a)(b)	22,400	469,952
NVIDIA Corp.(a)(b)	116,650	1,753,249
Teradyne, Inc.(b)	24,000	222,000
Texas Instruments, Inc.	277,200	6,566,868
Xilinx, Inc.	54,900	1,285,758

		50,701,108

Software — 4.0%
Adobe Systems, Inc.(b)	114,400	3,779,776
Autodesk, Inc. (a)(b)	48,200	1,147,160
BMC Software, Inc.(b)	40,100	1,504,953
CA, Inc.	85,873	1,888,347
Citrix Systems, Inc.(b)	37,300	1,463,279
Compuware Corp. (b)	57,500	421,475
Electronic Arts, Inc.(b)	64,700	1,232,535
Intuit, Inc.(a)(b)	66,900	1,906,650
McAfee, Inc.(b)	34,200	1,497,618
Microsoft Corp.	1,631,100	42,229,179
Novell, Inc.(b)	73,100	329,681
Oracle Corp.	813,320	16,949,589
Red Hat, Inc.(b)	36,400	1,006,096
Salesforce.com, Inc.(a)(b)	20,100	1,144,293
Symantec Corp.(b)	185,511	3,055,366

		79,555,997

Specialty Retail — 1.9%
Abercrombie & Fitch Co. (Class A Stock)	15,500	509,640
AutoNation, Inc.(a)(b)	20,489	370,441
AutoZone, Inc. (b)	7,600	1,111,272
Bed Bath & Beyond, Inc.(a)(b)	52,900	1,985,866
Best Buy Co., Inc.	74,225	2,784,922
GameStop Corp. (Class A Stock)(a)(b)	37,000	979,390
Gap, Inc. (The)	101,187	2,165,402
Home Depot, Inc.	363,319	9,678,818
Limited Brands, Inc.	59,796	1,015,934
Lowe’s Cos., Inc.	314,100	6,577,254
Office Depot, Inc.(b)	44,900	297,238
O’Reilly Automotive, Inc.(a)(b)	25,400	917,956
RadioShack Corp.(a)	31,760	526,263
Sherwin-Williams Co. (The)	21,600	1,299,456
Staples, Inc.	147,900	3,434,238

STOCK INDEX (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Tiffany & Co.	22,300	$859,219
TJX Cos., Inc.	89,800	3,336,070

		37,849,379

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	72,100	2,373,532
NIKE, Inc. (Class B Stock)(a)	82,000	5,305,400
Polo Ralph Lauren Corp. (Class A Stock)	11,100	850,482
V.F. Corp.	19,336	1,400,506

		9,929,920

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	113,600	1,493,840
People’s United Financial, Inc.	71,900	1,118,764

		2,612,604

Tobacco — 1.6%
Altria Group, Inc.	442,100	7,873,801
Lorillard, Inc.	37,231	2,766,263
Philip Morris International, Inc. (Switzerland)	410,300	19,998,022
Reynolds American, Inc.	40,800	1,816,416

		32,454,502

Trading Companies & Distributors — 0.1%
Fastenal Co. (a)	24,200	936,540
W.W. Grainger, Inc.(a)	12,400	1,108,064

		2,044,604

Wireless Telecommunication Services — 0.3%
American Tower Corp. (Class A Stock)(b)	80,500	2,930,200
MetroPCS Communications, Inc.(b)	39,500	369,720
Sprint Nextel Corp. (b)	632,222	2,497,277

		5,797,197

TOTAL LONG-TERM INVESTMENTS (cost $1,348,302,096)		1,974,135,034

SHORT-TERM INVESTMENTS — 11.4%

Affiliated Money Market Mutual Fund — 11.1%
Dryden Core Investment Fund — Taxable Money Market Series (cost $224,200,162; includes $190,683,841 of cash collateral received for securities on loan)(e)(f)	224,200,162	224,200,162

	Principal Amount (000)
U.S. Government Obligation — 0.3%
U.S. Treasury Bill, 0.080%, 12/17/2009(c)(d) (cost $4,699,246)	$4,700	4,699,177

TOTAL SHORT-TERM INVESTMENTS (cost $228,899,408)		228,899,339

TOTAL INVESTMENTS — 109.4% (cost $1,577,201,504)		2,203,034,373

LIABILITIES IN EXCESS OF OTHER ASSETS(g) — (9.4)%		(188,473,557)

NET ASSETS — 100.0%		$2,014,560,816

The following abbreviations are used in portfolio descriptions:

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $185,503,370; cash collateral of $190,683,841 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Rate quoted represents yield-to-maturity as of purchase date.
(d)	Security segregated as collateral for futures contracts.

(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at September 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2009	Unrealized Appreciation (1)
Long Position:
152	S&P 500 Index	Dec. 2009	$39,598,561	$40,010,200	$411,639

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,974,135,034	—	—
U.S. Government Obligations	—	$4,699,177	—
Affiliated Money Market Mutual Fund	224,200,162	—	—

	2,198,335,196	4,699,177	—
Other Financial Instruments*	411,639	—	—

Total	$2,198,746,835	$4,699,177	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2008 and September 30, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

LONG-TERM INVESTMENTS — 97.2%

	Shares	Value
COMMON STOCKS — 95.8%
Aerospace & Defense — 0.7%
Precision Castparts Corp.(a)	32,200	$3,280,214
United Technologies Corp.	81,200	4,947,516

		8,227,730

Auto Components — 1.8%
Goodyear Tire & Rubber Co. (The)(b)	943,400	16,066,102
Johnson Controls, Inc.(a)	165,400	4,227,624

		20,293,726

Biotechnology — 1.0%
Amgen, Inc.(b)	196,000	11,805,080

Capital Markets — 6.4%
Bank of New York Mellon Corp. (The)	492,695	14,283,228
Goldman Sachs Group, Inc. (The)	138,100	25,458,735
Morgan Stanley	594,200	18,348,896
TD Ameritrade Holding Corp.(b)	758,100	14,873,922

		72,964,781

Chemicals — 1.5%
Dow Chemical Co. (The)	655,500	17,088,885

Commercial Banks — 0.9%
KeyCorp.	1,638,600	10,650,900

Commercial Services & Supplies — 1.8%
Waste Management, Inc.(a)	687,600	20,504,232

Computers & Peripherals — 0.8%
Dell, Inc.(a)(b)	559,500	8,537,970

Consumer Finance — 1.4%
SLM Corp.	1,774,600	15,474,512

Diversified Consumer Services — 3.1%
Career Education Corp.(a)(b)	429,000	10,459,020
H&R Block, Inc.	1,384,100	25,439,758

		35,898,778

Diversified Financial Services — 0.7%
JPMorgan Chase & Co.	182,200	7,984,004

Electric Utilities — 1.2%
Entergy Corp.	168,800	13,480,368

Food & Staples Retailing — 5.8%
CVS Caremark Corp.(a)	759,600	27,148,104
Kroger Co. (The)	1,099,800	22,699,872
Wal-Mart Stores, Inc.	340,500	16,715,145

		66,563,121

Food Products — 5.1%
Cadbury PLC (United Kingdom), ADR	337,572	17,287,062
ConAgra Foods, Inc.	1,107,800	24,017,104
Tyson Foods, Inc. (Class A Stock)	1,354,900	17,112,387

		58,416,553

Healthcare Equipment & Supplies — 0.1%
Baxter International, Inc.	25,200	1,436,652

Healthcare Providers & Services — 3.5%
Aetna, Inc.	246,200	6,851,746
Omnicare, Inc.	1,002,800	22,583,056
WellPoint, Inc.(b)	216,900	10,272,384

		39,707,186

Household Products — 2.2%
Kimberly-Clark Corp.	427,682	25,224,684

Independent Power Producers & Energy Traders — 1.9%
NRG Energy, Inc.(a)(b)	768,600	21,666,834

VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

Insurance — 3.6%
Arch Capital Group, Ltd. (Bermuda)(b)	31,700	$2,141,018
Axis Capital Holdings Ltd.	536,700	16,197,606
Berkshire Hathaway, Inc. (Class B Stock)(b)	3,064	10,181,672
Travelers Cos., Inc. (The)	252,400	12,425,652

		40,945,948

Internet & Catalog Retail — 1.6%
Ticketmaster Entertainment, Inc.(b)	1,566,740	18,315,190

Internet Software & Services — 3.5%
Google, Inc. (Class A Stock)(b)	23,200	11,503,720
IAC/InterActiveCorp(a)(b)	1,433,500	28,942,365

		40,446,085

Media — 5.9%
Comcast Corp. (Class A Stock)	1,275,001	21,534,767
Liberty Global, Inc., Ser. C(a)(b)	1,193,735	26,811,288
Time Warner Cable, Inc.(a)	445,300	19,187,977

		67,534,032

Multi-Utilities — 2.0%
Sempra Energy	467,300	23,276,213

Office Electronics — 0.7%
Xerox Corp.	965,400	7,472,196

Oil, Gas & Consumable Fuels — 17.4%
Anadarko Petroleum Corp.(a)	279,105	17,508,257
Apache Corp.	250,000	22,957,500
Canadian Natural Resources Ltd.	258,300	17,355,177
Chesapeake Energy Corp.	404,900	11,499,160
EOG Resources, Inc.	209,300	17,478,643
Noble Energy, Inc.	128,200	8,456,072
Occidental Petroleum Corp.	314,800	24,680,320
Petroleo Brasileiro SA (Brazil), ADR	442,700	20,319,930
Suncor Energy, Inc.(a)	358,600	12,393,216
Trident Resources Corp. (Canada), Private Placement (original cost $16,980,633; purchased 3/11/05-1/5/06)(b)(c)(d)(h)	404,537	—

Williams Cos., Inc. (The)	1,150,400	20,557,648
XTO Energy, Inc.	622,500	25,721,700

		198,927,623

Pharmaceuticals — 4.9%
Mylan, Inc.(a)	1,198,800	19,192,788
Sanofi-Aventis SA (France), ADR	454,100	16,778,995
Shire PLC (United Kingdom), ADR	207,606	10,855,718
Wyeth	199,100	9,672,278

		56,499,779

Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc.(b)	1,596,200	9,034,492
Marvell Technology Group Ltd.(b)	779,000	12,612,010

		21,646,502

Software — 8.7%
CA, Inc.	1,555,000	34,194,450
Check Point Software Technologies(a)(b)	341,100	9,670,185
Microsoft Corp.	370,200	9,584,478
Nuance Communications, Inc.(a)(b)	789,100	11,804,936
Symantec Corp.(a)(b)	2,080,700	34,269,129

		99,523,178

Thrifts & Mortgage Finance — 0.7%
People’s United Financial, Inc.(a)	517,060	8,045,454

Wireless Telecommunication Services — 5.0%
MetroPCS Communications, Inc.(a)(b)	1,687,500	15,795,000

NII Holdings, Inc.(b)		1,366,300	40,961,674

			56,756,674

TOTAL COMMON STOCKS (cost $993,484,949)			1,095,314,870

	Principal Amount (000)#
CORPORATE BOND
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, PIK, due 8/12/12 (original cost $12,135,027; purchased 8/20/07-8/31/09)(b)(c)(d)(h)	CAD	12,925	—

	Shares
CONVERTIBLE PREFERRED STOCKS — 1.4%
Consumer Finance — 0.4%
SLM Corp.		9,540	4,786,695

Pharmaceuticals — 1.0%
Mylan, Inc.		11,040	11,432,914

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $11,052,771)			16,219,609

	Units
WARRANT
Oil, Gas & Consumable Fuels
Trident Resouces Corp. (Canada), Private Placement, expiring 1/1/15 (original cost $0; purchased 8/20/07)(b)(c)(d)(h)(i)		1,043,852	—

TOTAL LONG-TERM INVESTMENTS (cost $1,016,672,747)			1,111,534,479

SHORT-TERM INVESTMENT — 16.1%

	Shares
Affiliated Money Market Mutual Fund — 16.1%
Dryden Core Investment Fund — Taxable Money Market Series (cost $184,673,448; includes $153,365,132 of cash collateral received for securities on loan)(e)(f)		184,673,448	184,673,448

TOTAL INVESTMENTS (g) — 113.3% (cost $1,201,346,195)			1,296,207,927

LIABILITIES IN EXCESS OF OTHER ASSETS — (13.3)%			(152,503,450)

NET ASSETS — 100.0%			$1,143,704,477

The following abbreviations are used in portfolio descriptions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
PIK	Payment in Kind
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $147,746,873; cash collateral of $153,365,132 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	Indicates a security that has been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of such securities is $29,115,660. The aggregate value of $0 is 0.0% of net assets.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	September 30, 2009 (Unaudited)

(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(g)	As of September 30, 2009, 3 securities representing $0 and 0.0% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(h)	The issuer has filed for bankruptcy and has defaulted in the payment of interest. The security has been fair valued at zero.
(i)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2009.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Portfolio’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Common Stocks	$1,095,314,870	$—	$—
Convertible Preferred Stocks	16,219,609	—	—
Corporate Bond	—	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	184,673,448	—	—

	1,296,207,927	—	—
Other Financial Instruments*	—	—	—

Total	$1,296,207,927	$—	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Corporate Bond	Warrant
Balance as of 12/31/08	$1,720,388	$3,349,256	$85
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(1,720,388)	(3,843,965)	(85)
Earned amortization/accretion	—	2,436	—
Net purchases (sales)	—	492,273	—
Transfers in and/or out of Level 3	—	—	—

Balance as of 9/30/09	$—	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund’s (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Certain Portfolios invest in the Short-Term Bond Series, pursuant to an exemptive order received from the Securities and Exchange Commission and in the Taxable Money Market Series, each a portfolio of the Dryden Core Investment Fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund
By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ STEVE PELLETIER
Steve Pelletier
President and Principal Executive Officer

Date November 23, 2009

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 23, 2009

*	Print the name and title of each signing officer under his or her signature.